ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ASX	—	Australian Securities Exchange
BBSW	—	Bank Bill Swap Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
CFETS	—	China Foreign Exchange Trade System
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HIBOR	—	Hong Kong Interbank Offered Rate
HY	—	High Yield
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IG	—	Investment Grade
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIBOR	—	Mumbai Interbank Offered Rate
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SONIA	—	Sterling Overnight Index Average Rate
SOFR	—	Secured Overnight Financing Rate
SPDR	—	Standard and Poor's Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
TELBOR	—	Tel Aviv Interbank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2020, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$322,044,359	31.27%
Medium-Duration Bond	325,367,297	16.99
Extended-Duration Bond	23,699,659	7.96
Global Bond	88,542,046	14.60
Defensive Market Strategies®	171,517,849	13.89
International Equity Index	11,947,840	1.69
International Equity	13,338,887	1.11
Emerging Markets Equity	12,944,750	2.09
Global Real Estate Securities	524,859	0.23
Strategic Alternatives	45,272,795	12.10

INVESTMENT FOOTNOTES:
π	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2020.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2020.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
Ø	—	7-day current yield as of September 30, 2020 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
α	—	Millennium bond maturing in 3013.
«	—	Century bond maturing in 2110.
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
õ	—	Current yield is less than 0.01%
Ψ	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2020, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Medium-Duration Bond	$—	0.00%
Global Bond	35,586	0.01
Small Cap Equity	1,956,000	0.36
International Equity	—	0.00
Strategic Alternatives	1,411,669	0.38

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).
(ZB)	—	Par is denominated in Peruvian Sol (PEN)

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BBH	—	Counterparty to contract is Brown Brothers Harriman.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
BOFA	—	Counterparty to contract is Bank of America.
CITA	—	Counterparty to contract is Citadel Securities.
CITI	—	Counterparty to contract is Citibank NA London.
COWN	—	Counterparty to contract is Cowen & Co.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
EVR	—	Counterparty to contract is Evercore Group LLC.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JEF	—	Counterparty to contract is Jefferies Group LLC.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust.
RBC	—	Counterparty to contract is Royal Bank of Canada.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Bank.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INDEX DEFINITIONS:
The Bloomberg Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.
The Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).
The Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the flagship US Corporate High Yield Index, which measures the USD-denominated, high yield, fixed-rate corporate bond market. The index follows the same rules as the uncapped version, but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.
The Bloomberg Barclays US Long Government/Credit Bond Index is a long maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities..
The Bloomberg Barclays US Intermediate Government/Credit Bond Index is an intermediate maturity constrained version of the Bloomberg Barclays US Government/Credit Bond Index which is a broad-based benchmark that measures the non-securitized component of the US Aggregate Index. It includes investment grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Bloomberg Barclays Global Aggregate Bond Index (USD-Hedged) is a flagship measure of global investment grade debt from twenty-four local currency markets. This benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. All foreign currency exposure is hedged back to USD.
The FTSE 3-Month Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market, consisting of the last three three-month Treasury bill issues.
The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITS worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products.
The ICE BofAML 0-3 Month U.S. Treasury Bill Index is a subset of ICE BofAML U.S. Treasury Bill Index including all securities with a remaining term to final maturity less than 3 months.
The ICE BofAML 1-3 Year U.S. Treasury Index is a subset of The ICE BofAML U.S. Treasury Index including all securities with a remaining term to final maturity less than 3 years.
The ICE BofAML U.S. 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.
The J.P. Morgan Emerging Markets Bond Index (EMBI) Plus is a traditional, market-capitalization weighted index comprised of U.S. dollar denominated Brady bonds, Eurobonds and traded loans issued by sovereign entities.
The MSCI ACWI (All Country World Index) ex USA Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed (excluding U.S.) and emerging markets.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.
The Russell 1000® Growth Index is a large-cap index consisting of those Russell 1000® Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.
The Russell 1000® Value Index is a large-cap index consisting of those Russell 1000® Index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.
The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure that larger stocks do not distort the performance and characteristics of the actual small-cap opportunity set.
The Russell 3000® Index is composed of approximately 3,000 large U.S. companies. This portfolio of securities represents approximately 98% of the investable U.S. equity market.
The S&P 500® Index is a market capitalization-weighted equity index composed of approximately 500 U.S. companies representing all major industries. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of its constituents.

INDEX DISCLAIMERS
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
GuideStone Funds are not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the “LSE Group”), European Public Real Estate Association (“EPRA”), or the National Association of Real Estate Investments Trusts (Nareit) (and together the “Licensor Parties”). FTSE Russell is a trading name of certain of the LSE Group Companies. All rights in the FTSE Russell Indexes vest in the Licensor Parties. “FTSE®” and “FTSE Russell®” are a trade mark(s) of the relevant LSE Group company and are used by any other LSE Group company under license. “Nareit®” is a trade mark of Nareit, “EPRA®” is a trade mark of EPRA and all are used by the LSE Group under license. The FTSE Russell Indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Russell Indexes or (b) investment in or operation of the GuideStone Funds. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the GuideStone Funds or the suitability of the FTSE Russell Indexes for the purpose to which it is being put by GuideStone Funds.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with GuideStone Funds. Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.
“Standard & Poor’s®”, “S&P®”, and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GuideStone Funds. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.6%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	9,689,652	$9,689,652
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,475,094	101,960,277
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	10,655,318	169,845,766
GuideStone Global Bond Fund (Institutional Class)∞	6,840,039	68,400,387
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	5,286,694	70,154,430
GuideStone Equity Index Fund (Institutional Class)∞	3,005,779	111,213,809
GuideStone Small Cap Equity Fund (Institutional Class)∞	746,700	10,804,752
GuideStone International Equity Index Fund (Institutional Class)∞	5,817,510	59,164,075
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,052,505	$21,346,055
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	577,719	4,927,941
GuideStone Strategic Alternatives Fund (Institutional Class)∞	3,187,053	31,711,180
Total Mutual Funds (Cost $622,596,573)		659,218,324
TOTAL INVESTMENTS — 99.6% (Cost $622,596,573)		659,218,324
Other Assets in Excess of Liabilities — 0.4%		2,421,559
NET ASSETS — 100.0%		$661,639,883

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$659,218,324	$659,218,324	$—	$—
Total Assets - Investments in Securities	$659,218,324	$659,218,324	$ —	$ —
See Notes to Schedules of Investments.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	21,326,859	$21,326,859
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,235,861	98,697,146
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	22,892,143	364,900,756
GuideStone Global Bond Fund (Institutional Class)∞	11,442,744	114,427,441
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,604,161	167,257,216
GuideStone Equity Index Fund (Institutional Class)∞	9,355,794	346,164,360
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,323,171	33,616,284
GuideStone International Equity Index Fund (Institutional Class)∞	17,752,764	180,545,612
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,571,598	$68,344,621
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,741,559	14,855,500
GuideStone Strategic Alternatives Fund (Institutional Class)∞	4,079,782	40,593,831
Total Mutual Funds (Cost $1,363,002,510)		1,450,729,626
TOTAL INVESTMENTS — 100.1% (Cost $1,363,002,510)		1,450,729,626
Liabilities in Excess of Other Assets — (0.1)%		(842,684)
NET ASSETS — 100.0%		$1,449,886,942

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,450,729,626	$1,450,729,626	$—	$—
Total Assets - Investments in Securities	$1,450,729,626	$1,450,729,626	$ —	$ —

See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	21,896,573	$21,896,573
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,604,393	184,974,028
GuideStone Global Bond Fund (Institutional Class)∞	4,687,137	46,871,364
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,970,129	65,953,609
GuideStone Equity Index Fund (Institutional Class)∞	9,939,673	367,767,888
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,488,341	36,006,297
GuideStone International Equity Index Fund (Institutional Class)∞	19,249,971	195,772,206
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,911,560	$71,880,224
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,693,896	14,448,934
GuideStone Strategic Alternatives Fund (Institutional Class)∞	252,016	2,507,561
Total Mutual Funds (Cost $934,188,368)		1,008,078,684
TOTAL INVESTMENTS — 100.1% (Cost $934,188,368)		1,008,078,684
Liabilities in Excess of Other Assets — (0.1)%		(674,970)
NET ASSETS — 100.0%		$1,007,403,714

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2020	3	$277,980	$(7,589)
S&P 500® E-Mini	12/2020	3	502,800	2,393
10-Year U.S. Treasury Note	12/2020	2	279,063	122
Total Futures Contracts outstanding at September 30, 2020			$1,059,843	$(5,074)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,008,078,684	$1,008,078,684	$—	$—
Total Assets - Investments in Securities	$1,008,078,684	$1,008,078,684	$ —	$ —
Other Financial Instruments***
Futures Contracts	$2,515	$2,515	$—	$—
Total Assets - Other Financial Instruments	$2,515	$2,515	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(7,589)	$(7,589)	$—	$—
Total Liabilities - Other Financial Instruments	$(7,589)	$(7,589)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedules of Investments.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	17,325,565	$17,325,565
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,094,485	65,266,090
GuideStone Global Bond Fund (Institutional Class)∞	1,650,108	16,501,084
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,844,484	37,746,300
GuideStone Equity Index Fund (Institutional Class)∞	9,140,653	338,204,152
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,207,037	31,935,832
GuideStone International Equity Index Fund (Institutional Class)∞	17,556,457	178,549,169
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,286,082	$65,375,255
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,485,989	12,675,486
Total Mutual Funds (Cost $700,167,776)		763,578,933
TOTAL INVESTMENTS — 100.0% (Cost $700,167,776)		763,578,933
Other Assets in Excess of Liabilities — 0.0%		198,040
NET ASSETS — 100.0%		$763,776,973

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2020	5	$463,300	$(13,282)
S&P 500® E-Mini	12/2020	5	838,000	5,447
10-Year U.S. Treasury Note	12/2020	1	139,531	92
MSCI Emerging Markets E-Mini	12/2020	3	163,275	(2,586)
Total Futures Contracts outstanding at September 30, 2020			$1,604,106	$(10,329)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$763,578,933	$763,578,933	$—	$—
Total Assets - Investments in Securities	$763,578,933	$763,578,933	$ —	$ —
Other Financial Instruments***
Futures Contracts	$5,539	$5,539	$—	$—
Total Assets - Other Financial Instruments	$5,539	$5,539	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(15,868)	$(15,868)	$—	$—
Total Liabilities - Other Financial Instruments	$(15,868)	$(15,868)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	6,722,913	$6,722,913
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	937,622	14,945,699
GuideStone Global Bond Fund (Institutional Class)∞	371,485	3,714,854
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	992,600	13,171,805
GuideStone Equity Index Fund (Institutional Class)∞	3,374,265	124,847,800
GuideStone Small Cap Equity Fund (Institutional Class)∞	801,674	11,600,218
GuideStone International Equity Index Fund (Institutional Class)∞	6,611,780	67,241,799
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	2,290,781	$23,824,120
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	562,714	4,799,953
Total Mutual Funds (Cost $251,952,475)		270,869,161
TOTAL INVESTMENTS — 100.0% (Cost $251,952,475)		270,869,161
Other Assets in Excess of Liabilities — 0.0%		40,352
NET ASSETS — 100.0%		$270,909,513

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2020	3	$277,980	$(2,097)
S&P 500® E-Mini	12/2020	2	335,200	6,658
MSCI Emerging Markets E-Mini	12/2020	2	108,850	340
Total Futures Contracts outstanding at September 30, 2020			$722,030	$4,901
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$270,869,161	$270,869,161	$—	$—
Total Assets - Investments in Securities	$270,869,161	$270,869,161	$ —	$ —
Other Financial Instruments***
Futures Contracts	$6,998	$6,998	$—	$—
Total Assets - Other Financial Instruments	$6,998	$6,998	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,097)	$(2,097)	$—	$—
Total Liabilities - Other Financial Instruments	$(2,097)	$(2,097)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedules of Investments.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.2%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	8,903,826	$8,903,826
GuideStone Low-Duration Bond Fund (Institutional Class)∞	18,259,104	249,054,175
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,164,745	66,386,040
GuideStone Global Bond Fund (Institutional Class)∞	1,710,099	17,100,994
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,011,114	39,957,484
GuideStone Value Equity Fund (Institutional Class)∞	1,799,277	30,083,911
GuideStone Growth Equity Fund (Institutional Class)∞	971,195	30,893,705
GuideStone Small Cap Equity Fund (Institutional Class)∞	245,414	3,551,134
GuideStone International Equity Fund (Institutional Class)∞	2,534,916	32,193,434
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,150,241	$11,962,510
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	700,904	5,978,712
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,574,652	25,617,790
Total Mutual Funds (Cost $506,769,698)		521,683,715
TOTAL INVESTMENTS — 100.2% (Cost $506,769,698)		521,683,715
Liabilities in Excess of Other Assets — (0.2)%		(911,836)
NET ASSETS — 100.0%		$520,771,879

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$521,683,715	$521,683,715	$—	$—
Total Assets - Investments in Securities	$521,683,715	$521,683,715	$ —	$ —

See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	36,443,726	$36,443,726
GuideStone Low-Duration Bond Fund (Institutional Class)∞	7,172,943	97,838,939
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	22,498,840	358,631,509
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	3,449,880	67,755,640
GuideStone Global Bond Fund (Institutional Class)∞	13,037,927	130,379,275
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	12,176,724	161,585,124
GuideStone Value Equity Fund (Institutional Class)∞	9,911,598	165,721,917
GuideStone Growth Equity Fund (Institutional Class)∞	5,290,324	168,285,212
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,106,368	30,479,149
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	14,539,240	$184,648,344
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	6,311,626	65,640,911
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,515,554	29,987,673
GuideStone Strategic Alternatives Fund (Institutional Class)∞	6,071,547	60,411,894
Total Mutual Funds (Cost $1,518,977,382)		1,557,809,313
TOTAL INVESTMENTS — 100.0% (Cost $1,518,977,382)		1,557,809,313
Other Assets in Excess of Liabilities — 0.0%		261,233
NET ASSETS — 100.0%		$1,558,070,546

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2020	8	$741,280	$10,695
S&P 500® E-Mini	12/2020	8	1,340,800	46,472
10-Year U.S. Treasury Note	12/2020	3	418,594	(146)
U.S. Treasury Long Bond	12/2020	3	528,844	(2,084)
5-Year U.S. Treasury Note	12/2020	6	756,187	(10)
MSCI Emerging Markets E-Mini	12/2020	4	217,700	6,281
Total Futures Contracts outstanding at September 30, 2020			$4,003,405	$61,208
See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,557,809,313	$1,557,809,313	$—	$—
Total Assets - Investments in Securities	$1,557,809,313	$1,557,809,313	$ —	$ —
Other Financial Instruments***
Futures Contracts	$63,448	$63,448	$—	$—
Total Assets - Other Financial Instruments	$63,448	$63,448	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,240)	$(2,240)	$—	$—
Total Liabilities - Other Financial Instruments	$(2,240)	$(2,240)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	26,670,636	$26,670,636
GuideStone Low-Duration Bond Fund (Institutional Class)∞	2,443,294	33,326,528
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	7,793,555	124,229,270
GuideStone Extended-Duration Bond Fund (Institutional Class)∞	1,209,575	23,756,060
GuideStone Global Bond Fund (Institutional Class)∞	4,546,060	45,460,602
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,292,059	56,955,616
GuideStone Value Equity Fund (Institutional Class)∞	13,574,470	226,965,133
GuideStone Growth Equity Fund (Institutional Class)∞	7,236,141	230,181,644
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,098,819	44,839,915
	Shares	Value
GuideStone International Equity Fund (Institutional Class)∞	19,267,746	$244,700,377
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,642,814	89,885,264
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	4,044,080	34,496,002
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,949,414	29,346,670
Total Mutual Funds (Cost $1,226,440,997)		1,210,813,717
TOTAL INVESTMENTS — 100.0% (Cost $1,226,440,997)		1,210,813,717
Liabilities in Excess of Other Assets — (0.0)%		(146,472)
NET ASSETS — 100.0%		$1,210,667,245

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2020	5	$463,300	$6,684
S&P 500® E-Mini	12/2020	6	1,005,600	34,854
5-Year U.S. Treasury Note	12/2020	3	378,094	(5)
MSCI Emerging Markets E-Mini	12/2020	2	108,850	3,141
Total Futures Contracts outstanding at September 30, 2020			$1,955,844	$44,674
See Notes to Schedules of Investments.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,210,813,717	$1,210,813,717	$—	$—
Total Assets - Investments in Securities	$1,210,813,717	$1,210,813,717	$ —	$ —
Other Financial Instruments***
Futures Contracts	$44,679	$44,679	$—	$—
Total Assets - Other Financial Instruments	$44,679	$44,679	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(5)	$(5)	$—	$—
Total Liabilities - Other Financial Instruments	$(5)	$(5)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.1%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	19,175,310	$19,175,310
GuideStone Value Equity Fund (Institutional Class)∞	16,326,836	272,984,701
GuideStone Growth Equity Fund (Institutional Class)∞	8,637,451	274,757,302
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,653,445	52,865,348
GuideStone International Equity Fund (Institutional Class)∞	23,111,787	293,519,691
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	10,079,077	104,822,404
Total Mutual Funds (Cost $1,054,306,280)		1,018,124,756
TOTAL INVESTMENTS — 100.1% (Cost $1,054,306,280)		1,018,124,756
Liabilities in Excess of Other Assets — (0.1)%		(1,149,881)
NET ASSETS — 100.0%		$1,016,974,875
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,018,124,756	$1,018,124,756	$—	$—
Total Assets - Investments in Securities	$1,018,124,756	$1,018,124,756	$ —	$ —
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 4.4%
Federal Home Loan Bank Discount Notes
0.09%, 11/20/20Ω	$1,700,000	$1,699,787
Federal Home Loan Mortgage Corporation
0.38%, 04/20/23	1,670,000	1,679,681
0.25%, 06/26/23	3,260,000	3,264,708
0.25%, 08/24/23	4,600,000	4,604,448
0.77%, 07/15/25	3,000,000	3,001,555
0.80%, 07/30/25	4,000,000	4,001,750
0.69%, 08/05/25	6,000,000	5,978,350
0.38%, 09/23/25	6,450,000	6,431,901
Federal National Mortgage Association
2.75%, 06/22/21	2,980,000	3,036,473
0.25%, 07/10/23	1,875,000	1,875,651
1.13%, 04/16/25	3,000,000	3,001,511
0.70%, 07/30/25	6,000,000	5,997,705
0.38%, 08/25/25	728,000	726,058
Total Agency Obligations (Cost $45,219,437)		45,299,578
ASSET-BACKED SECURITIES — 15.7%
Adams Mill CLO, Ltd., Series 2014-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 1.38%, 07/15/26 144A †	430,338	428,914
Ally Auto Receivables Trust, Series 2019-1, Class A3
2.91%, 09/15/23	1,680,000	1,713,117
Ally Auto Receivables Trust, Series 2019-3, Class A3
1.93%, 05/15/24	1,000,000	1,019,816
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3
3.07%, 12/19/22	264,068	266,173
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class A3
2.28%, 01/18/24	5,000,000	5,097,165
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class B
0.97%, 02/18/26	180,000	180,757
AMMC CLO XIII, Ltd., Series 2013-13A, Class A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 1.52%, 07/24/29 144A †	1,978,376	1,978,734
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR2
(Floating, ICE LIBOR USD 3M + 2.20%, 2.20% Floor), 2.45%, 01/28/31 144A †	450,000	440,065
Apidos CLO XXI, Series 2015-21A, Class A1R
(Floating, ICE LIBOR USD 3M + 0.93%, 0.93% Floor), 1.20%, 07/18/27 144A †	3,215,000	3,203,462
	Par	Value
Ballyrock CLO, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.70%), 1.99%, 07/20/30 144A †	$2,540,000	$2,552,530
Barings CLO, Ltd., Series 2013-IA, Class AR
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 1.07%, 01/20/28 144A †	1,124,127	1,116,336
BDS, Ltd., Series 2020-FL5, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.30%, 02/16/37 144A †	750,000	736,377
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE7, Class 1A1
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.15%, 10/25/37†	179,998	179,803
Bear Stearns Asset Backed Securities Trust, Series 2004-SD1, Class A2
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 11.00% Cap), 0.60%, 12/25/42†	28,110	27,705
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A2R
(Floating, ICE LIBOR USD 3M + 1.75%), 2.03%, 07/15/29 144A †	300,000	300,085
Black Diamond CLO, Ltd., Series 2013-1A, Class A2R
(Floating, ICE LIBOR USD 3M + 1.45%), 1.72%, 02/06/26 144A †	86,201	86,113
BMW Vehicle Lease Trust, Series 2018-1, Class A4
3.36%, 03/21/22	550,000	555,638
BSPRT Issuer, Ltd., Series 2018-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.20%, 03/15/28 144A †	642,599	639,814
BSPRT Issuer, Ltd., Series 2018-FL4 , Class AS
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.45%, 09/15/35 144A †	1,520,000	1,469,313
CarMax Auto Owner Trust, Series 2018-4, Class A3
3.36%, 09/15/23	1,560,000	1,599,637
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	340,186	349,614
Chesapeake Funding II LLC, Series 2017-4A, Class A1
2.12%, 11/15/29 144A	429,565	432,829
Chesapeake Funding II LLC, Series 2018-1A, Class A1
3.04%, 04/15/30 144A	383,279	391,751
Chesapeake Funding II LLC, Series 2019-1A, Class B
3.11%, 04/15/31 144A	240,000	249,773

See Notes to Schedules of Investments.

	Par	Value
Chesapeake Funding II LLC, Series 2019-1A, Class C
3.36%, 04/15/31 144A	$230,000	$236,055
Chesapeake Funding II LLC, Series 2019-1A, Class D
3.80%, 04/15/31 144A	370,000	377,738
Chesapeake Funding II LLC, Series 2020-1A, Class A1
0.87%, 08/16/32 144A	420,160	421,615
Chesapeake Funding II LLC, Series 2020-1A, Class B
1.24%, 08/16/32 144A	100,000	100,103
CIFC Funding 2015-II, Ltd., Series 2015-2A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.01%, 1.01% Floor), 1.29%, 04/15/30 144A †	1,000,000	994,498
CIFC Funding, Ltd., Series 2014-4RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.13%, 1.13% Floor), 1.40%, 10/17/30 144A †	345,000	344,363
CIFC Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.70%, 1.70% Floor), 1.94%, 07/15/32 144A †	2,660,000	2,676,128
CLNC, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor), 1.41%, 08/20/35 144A †	1,290,000	1,275,221
CNH Equipment Trust, Series 2018-B, Class A3
3.19%, 11/15/23	828,779	848,076
CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 04/15/24	1,350,000	1,386,954
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A
3.01%, 02/16/27 144A	425,102	426,798
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class A
3.47%, 05/17/27 144A	1,049,947	1,061,213
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A
3.55%, 08/15/27 144A	708,731	718,897
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A
3.33%, 02/15/28 144A	1,160,000	1,188,750
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class A
2.38%, 11/15/28 144A	580,000	596,860
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A
2.01%, 02/15/29 144A	1,290,000	1,321,285
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A
1.37%, 07/16/29 144A	300,000	303,817
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 11/25/20), 5.72%, 09/25/36 STEP	284,990	135,827
	Par	Value
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor), 0.69%, 12/25/34†	$814,720	$784,005
Dell Equipment Finance Trust, Series 2018-2, Class A3
3.37%, 10/22/23 144A	913,479	922,492
DLL LLC, Series 2018-ST2, Class A3
3.46%, 01/20/22 144A	775,193	782,158
Drive Auto Receivables Trust, Series 2019-2, Class A3
3.04%, 03/15/23	181,443	181,827
Drive Auto Receivables Trust, Series 2019-4, Class A3
2.16%, 05/15/23	340,000	342,343
Drive Auto Receivables Trust, Series 2020-1, Class A3
2.02%, 11/15/23	380,000	385,050
Drive Auto Receivables Trust, Series 2020-1, Class B
2.08%, 07/15/24	1,150,000	1,173,327
Drive Auto Receivables Trust, Series 2020-1, Class C
2.36%, 03/16/26	850,000	871,519
Drive Auto Receivables Trust, Series 2020-2, Class B
1.42%, 03/17/25	400,000	404,895
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.18%, 10/15/27 144A †	1,509,484	1,500,393
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR
(Floating, ICE LIBOR USD 3M + 0.90%), 1.18%, 04/15/29 144A †	1,000,000	991,566
Eaton Vance CLO, Ltd., Series 2013-1A, Class A1RR
(Floating, ICE LIBOR USD 3M + 1.16%), 1.44%, 01/15/28 144A †	305,000	304,289
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	373,347	397,636
Enterprise Fleet Financing LLC, Series 2017-3, Class A2
2.13%, 05/22/23 144A	12,947	12,959
Enterprise Fleet Financing LLC, Series 2018-2, Class A2
3.14%, 02/20/24 144A	1,110,797	1,122,494
Enterprise Fleet Financing LLC, Series 2019-2, Class A3
2.38%, 02/20/25 144A	630,000	650,956
FHLMC Structured Pass-Through Certificates, Series T-32
(Floating, ICE LIBOR USD 1M + 0.13%, 0.13% Floor), 0.28%, 08/25/31†	234,800	223,071
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
First Investors Auto Owner Trust, Series 2018-2A, Class A2
3.56%, 06/15/23 144A	$840,000	$846,082
Flatiron CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.17%, 04/15/27 144A †	1,090,098	1,089,620
Ford Credit Auto Lease Trust, Series 2020-A, Class B
2.05%, 06/15/23	1,010,000	1,035,239
Ford Credit Auto Owner Trust, Series 2020-B, Class A3
0.56%, 10/15/24	1,930,000	1,939,921
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class A1
0.70%, 09/15/25	2,080,000	2,089,140
GM Financial Automobile Leasing Trust, Series 2018-3, Class A4
3.30%, 07/20/22	310,000	311,755
GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	3,800,000	3,858,437
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3
0.80%, 07/20/23	730,000	736,195
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B
2.03%, 04/16/25	390,000	402,606
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C
2.18%, 05/16/25	300,000	310,499
GMF Floorplan Owner Revolving Trust, Series 2020-1, Class A
0.68%, 08/15/25 144A	1,460,000	1,465,472
GreatAmerica Leasing Receivables Funding LLC, Series 2019-1, Class A3
3.05%, 09/15/22 144A	1,140,000	1,163,915
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.33%, 09/15/37 144A †	1,770,000	1,729,987
Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3
1.87%, 10/15/24	700,000	711,979
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A4
2.00%, 12/15/23 144A	630,000	646,678
Hyundai Auto Receivables Trust, Series 2016-B, Class D
2.68%, 09/15/23	680,000	685,858
KKR CLO, Ltd., Series 16, Class A2R
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 2.07%, 01/20/29 144A †	480,000	477,338
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.25%, 06/15/36 144A †	1,360,000	1,351,418
	Par	Value
Kubota Credit Owner Trust, Series 2020-2A, Class A3
0.59%, 10/15/24 144A	$1,520,000	$1,526,192
LA Arena Funding LLC, Series 1, Class A
7.66%, 12/15/26 144A	72,434	71,414
LCM XX LP, Series 20A, Class AR
(Floating, ICE LIBOR USD 3M + 1.04%), 1.31%, 10/20/27 144A †	1,220,000	1,211,220
Lendmark Funding Trust, Series 2018-1A, Class A
3.81%, 12/21/26 144A	960,000	983,725
Lendmark Funding Trust, Series 2019-2A, Class A
2.78%, 04/20/28 144A	350,000	354,514
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.28%, 05/15/28 144A †	563,517	561,391
Madison Park Funding XIII, Ltd., Series 2014-13A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.90%), 2.17%, 04/19/30 144A †	400,000	381,062
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.76%, 01/22/28 144A †	600,000	596,504
Magnetite VII, Ltd., Series 2012-7A, Class A1R2
(Floating, ICE LIBOR USD 3M + 0.80%), 1.08%, 01/15/28 144A †	2,890,000	2,867,800
Magnetite VIII, Ltd., Series 2014-8A, Class AR2
(Floating, ICE LIBOR USD 3M + 0.98%, 0.98% Floor), 1.26%, 04/15/31 144A †	530,000	522,651
Marathon CRE, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.30%, 06/15/28 144A †	246,730	244,787
Mariner Finance Issuance Trust, Series 2019-AA, Class A
2.96%, 07/20/32 144A	308,000	313,667
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	140,000	140,635
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2
1.82%, 03/15/22	2,406,819	2,418,143
Mercedes-Benz Auto Receivables Trust, Series 2020-1, Class A3
0.55%, 02/18/25	1,200,000	1,205,685
Mill City Mortgage Loan Trust, Series 2016-1, Class A1
2.50%, 04/25/57 144A	426,386	432,411

See Notes to Schedules of Investments.

	Par	Value
MMAF Equipment Finance LLC, Series 2020-A, Class A3
0.97%, 04/09/27 144A	$1,500,000	$1,520,778
MMAF Equipment Finance LLC, Series 2020-BA, Class A3
0.49%, 08/14/25 144A	1,360,000	1,360,176
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	410,000	423,659
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.92%), 1.07%, 05/15/68 144A †	700,000	701,473
Navient Private Education Refi Loan Trust, Series 2019-FA, Class A1
2.18%, 08/15/68 144A	238,339	239,215
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	600,000	627,665
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.90%), 1.05%, 11/15/68 144A †	100,000	99,677
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A1
1.80%, 01/15/69 144A	888,577	892,824
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	980,000	984,556
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	1,840,459	1,865,917
Navient Student Loan Trust, Series 2016-6A, Class A2
(Floating, ICE LIBOR USD 1M + 0.75%), 0.90%, 03/25/66 144A †	851,649	852,530
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.20%, 12/27/66 144A †	883,793	874,992
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.95%, 07/26/66 144A †	952,626	930,220
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	143,000	148,692
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	390,000	403,314
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.80%), 0.95%, 09/25/65 144A †	945,491	937,620
	Par	Value
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
(Floating, ICE LIBOR USD 3M + 0.85%), 1.13%, 01/15/28 144A †	$1,055,775	$1,053,698
Nissan Auto Lease Trust, Series 2020-A, Class A2A
1.80%, 05/16/22	2,367,591	2,384,726
Nissan Auto Lease Trust, Series 2020-A, Class A4
1.88%, 04/15/25	730,000	747,395
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.45%, 02/15/36 144A †	256,000	254,701
Oaktree CLO, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 2.00%, 2.00% Floor), 2.34%, 07/15/29 144A †	1,970,000	1,976,754
OFSI Fund VI, Ltd., Series 2014-6A, Class BR
(Floating, ICE LIBOR USD 3M + 1.50%), 1.78%, 03/20/25 144A †	196,470	195,397
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.43%, 12/16/24 144A	962,814	975,004
Onemain Financial Issuance Trust, Series 2018-1A, Class A
3.30%, 03/14/29 144A	220,000	226,010
Palmer Square CLO, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 2.00%, 2.00% Floor), 2.29%, 04/20/29 144A †	2,460,000	2,467,920
Palmer Square Loan Funding, Ltd., Series 2020-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.80%, 0.80% Floor), 1.05%, 02/20/28 144A †	1,107,883	1,102,838
PFS Financing Corp, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.55%), 0.70%, 09/15/23 144A †	1,400,000	1,402,943
PFS Financing Corp, Series 2020-B, Class A
1.21%, 06/15/24 144A	1,500,000	1,517,098
PFS Financing Corporation, Series 2018-B, Class A
2.89%, 02/15/23 144A	2,330,000	2,351,169
PFS Financing Corporation, Series 2019-A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.70%, 04/15/24 144A †	390,000	389,516
PFS Financing Corporation, Series 2019-A, Class A2
2.86%, 04/15/24 144A	1,500,000	1,541,212
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PFS Financing Corporation, Series 2020-F, Class A
0.93%, 08/15/24 144A	$684,000	$685,281
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A †††	110,000	109,996
RR 10 LTD, Series 2020-10A, A1FL
(Floating, ICE LIBOR USD 3M + 1.80%, 1.80% Floor), 2.05%, 07/15/33 144A †	2,830,000	2,847,010
Santander Drive Auto Receivables Trust, Series 2020-2, Class B
0.96%, 11/15/24	130,000	130,506
Santander Drive Auto Receivables Trust, Series 2020-2, Class C
1.46%, 09/15/25	440,000	445,755
Santander Retail Auto Lease Trust, Series 2019-B, Class A3
2.30%, 01/20/23 144A	1,150,000	1,175,790
Securitized Term Auto Receivables Trust, Series 2019-1A, Class A3
2.99%, 02/27/23 144A	604,924	615,669
SLC Student Loan Trust, Series 2006-2, Class A5
(Floating, ICE LIBOR USD 3M + 0.10%), 0.35%, 09/15/26†	146,633	146,588
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, ICE LIBOR USD 3M + 0.40%), 0.65%, 06/15/33†	382,019	375,577
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, ICE LIBOR USD 3M + 0.24%), 0.55%, 12/16/41†	272,788	262,491
SLM Student Loan Trust, Series 2003-5, Class A5
(Floating, 0.27% - Euribor 3M), 0.00%, 06/17/24(E) †	82,945	97,169
SLM Student Loan Trust, Series 2004-2, Class A5
(Floating, 0.18% - Euribor 3M), 0.00%, 01/25/24(E) †	333,643	391,304
SLM Student Loan Trust, Series 2005-8, Class A4
(Floating, ICE LIBOR USD 3M + 0.55%), 0.79%, 01/25/28†	605,947	606,194
SMB Private Education Loan Trust, Series 2015-C, Class A2A
2.75%, 07/15/27 144A	200,064	203,082
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.70%, 05/15/31 144A	232,052	237,923
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, ICE LIBOR USD 1M + 1.50%), 1.65%, 05/15/31 144A †	631,972	636,441
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.43%, 02/17/32 144A	152,267	156,008
	Par	Value
SMB Private Education Loan Trust, Series 2018-A, Class A2A
3.50%, 02/15/36 144A	$1,043,112	$1,106,640
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.72%), 0.87%, 01/15/37 144A †	555,875	551,863
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.44%, 07/15/36 144A	280,000	295,270
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	1,000,000	1,038,356
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, ICE LIBOR USD 1M + 0.83%), 0.98%, 09/15/37 144A †	100,000	99,215
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, ICE LIBOR USD 1M + 0.85%), 1.00%, 09/15/54 144A †	3,000,000	2,966,764
SoFi Professional Loan Program LLC, Series 2015-D, Class A2
2.72%, 10/27/36 144A	473,701	481,649
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.76%, 12/26/36 144A	163,529	165,641
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B
2.36%, 12/27/32 144A	72,724	73,691
SoFi Professional Loan Program LLC, Series 2016-D, Class A2B
2.34%, 04/25/33 144A	78,992	80,448
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	609,173	629,524
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	210,000	220,585
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	245,000	259,259
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	490,000	509,625
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	804,829	830,135
Sound Point CLO XIV, Ltd., Series 2016-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.15%), 1.41%, 01/23/29 144A †	345,000	344,653
Springleaf Funding Trust, Series 2015-BA, Class A
3.48%, 05/15/28 144A	484,013	486,257

See Notes to Schedules of Investments.

	Par	Value
Springleaf Funding Trust, Series 2017-AA, Class A
2.68%, 07/15/30 144A	$328,645	$329,200
Starwood Waypoint Homes Trust, Series 2017-1, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 0.95% Floor), 1.10%, 01/17/35 144A †	1,839,764	1,840,176
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%, 1.50% Floor), 1.66%, 04/25/35†	167,505	164,665
STWD, Ltd., Series 2019-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.23%, 07/15/38 144A †	1,330,000	1,314,329
Taco Bell Funding LLC, Series 2018-1A, Class A2I
4.32%, 11/25/48 144A	815,475	836,876
TICP CLO VI, Ltd., Series 2016-6A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.48%, 01/15/29 144A †	285,000	283,981
Towd Point Mortgage Trust, Series 2016-3, Class A1
2.25%, 04/25/56 144A	282,930	286,876
Towd Point Mortgage Trust, Series 2019-MH1, Class A1
3.00%, 11/25/58 144A	644,690	661,527
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1
3.00%, 11/25/59 144A	1,341,570	1,365,108
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	1,116,830	1,169,382
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	3,103,044	3,164,677
Transportation Finance Equipment Trust, Series 2019-1, Class A3
1.85%, 04/24/23 144A	610,000	620,587
TRESTLES CLO, Ltd. Series 2017-1A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.29%), 1.53%, 07/25/29 144A †	550,000	549,864
Trillium Credit Card Trust II, Series 2020-1A, Class B
2.33%, 12/26/24 144A	215,000	217,578
TRTX Issuer, Ltd., Series 2019-FL3, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.30%, 10/15/34 144A †	1,870,000	1,839,647
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.17%, 04/15/29 144A †	3,070,000	3,049,896
	Par	Value
VB-S1 Issuer LLC, Series 2020-1A, Class C2
3.03%, 06/15/50 144A	$670,000	$700,662
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, ICE LIBOR USD 3M + 0.88%), 1.16%, 04/15/27 144A †	345,471	343,750
Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 07/22/24	420,000	431,109
Verizon Owner Trust, Series 2020-B, Class A
0.47%, 02/20/25	1,730,000	1,733,517
Volvo Financial Equipment LLC, Series 2019-1A, Class A3
3.00%, 03/15/23 144A	1,500,000	1,531,730
Westlake Automobile Receivables Trust, Series 2018-3A, Class D
4.00%, 10/16/23 144A	300,000	309,711
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2
2.15%, 02/15/23 144A	281,067	283,486
Westlake Automobile Receivables Trust, Series 2020-1A, Class C
2.52%, 04/15/25 144A	620,000	637,285
Westlake Automobile Receivables Trust, Series 2020-2A, Class B
1.32%, 07/15/25 144A	910,000	915,975
World Omni Select Auto Trust, Series 2020-A, Class A3
0.55%, 07/15/25	810,000	812,334
Total Asset-Backed Securities (Cost $160,094,920)		161,270,615
CORPORATE BONDS — 22.4%
3M Co.
2.65%, 04/15/25	80,000	86,898
ADT Security Corporation (The)
4.13%, 06/15/23	180,000	188,617
AIG Global Funding
2.30%, 07/01/22 144A	330,000	340,129
0.80%, 07/07/23 144A	610,000	613,450
Air Lease Corporation
2.63%, 07/01/22	150,000	152,040
2.25%, 01/15/23	1,360,000	1,369,693
2.75%, 01/15/23	175,000	178,943
Ally Financial, Inc.
1.45%, 10/02/23Δ	2,135,000	2,134,196
3.88%, 05/21/24Δ	400,000	426,775
Ameren Corporation
2.50%, 09/15/24	610,000	647,024
American Honda Finance Corporation
2.05%, 01/10/23	915,000	945,180
0.88%, 07/07/23	865,000	872,474
American Tower Corporation REIT
2.25%, 01/15/22	2,700,000	2,762,478
2.40%, 03/15/25	215,000	227,549
1.30%, 09/15/25	190,000	192,340
1.95%, 05/22/26(E)	120,000	152,841
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Aon Corporation
2.20%, 11/15/22	$855,000	$885,306
Apple, Inc.
1.70%, 09/11/22Δ	435,000	446,953
0.75%, 05/11/23Δ	1,155,000	1,167,838
Ardagh Packaging Finance PLC
5.25%, 04/30/25 144A	250,000	261,586
Ares Capital Corporation
3.63%, 01/19/22	1,240,000	1,276,145
Assurant, Inc.
(Floating, ICE LIBOR USD 3M + 1.25%), 1.48%, 03/26/21†	226,000	225,933
AT&T, Inc.
1.05%, 09/05/23(E)	290,000	349,699
Athene Global Funding
2.80%, 05/26/23 144A Δ	820,000	855,664
Aviation Capital Group LLC
2.88%, 01/20/22 144A	1,000,000	992,613
4.38%, 01/30/24 144A	1,000,000	994,967
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21^	765,000	765,000
(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 01/23/22† Δ	900,000	900,720
(Floating, ICE LIBOR USD 3M + 0.65%), 0.88%, 06/25/22†	750,000	752,735
3.30%, 01/11/23	335,000	355,795
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	1,500,000	1,575,712
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	1,000,000	1,083,710
Bank of New York Mellon Corporation (The)
1.95%, 08/23/22	640,000	660,226
BBVA USA
3.50%, 06/11/21	1,600,000	1,629,204
Becton Dickinson Euro Finance S.a.r.l.
0.63%, 06/04/23(E)	900,000	1,064,711
1.21%, 06/04/26(E)	120,000	144,646
Becton, Dickinson and Co.
2.89%, 06/06/22	1,300,000	1,346,349
BGC Partners, Inc.
5.13%, 05/27/21Δ	1,400,000	1,422,651
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.50%), 0.75%, 08/13/21 144A † Δ	3,000,000	3,006,582
3.80%, 04/06/23 144A	1,521,000	1,639,377
Boeing Co. (The)
2.30%, 08/01/21Δ	1,400,000	1,418,646
2.13%, 03/01/22	400,000	402,950
Bristol-Myers Squibb Co.
2.60%, 05/16/22	875,000	908,131
Broadcom Corporation
3.63%, 01/15/24	250,000	269,125
Broadcom, Inc.
3.13%, 04/15/21	1,000,000	1,011,154
	Par	Value
4.70%, 04/15/25	$690,000	$784,854
Calpine Corporation
5.25%, 06/01/26 144A	200,000	208,151
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	809,597
Capital One Financial Corporation
3.90%, 01/29/24	800,000	871,587
3.75%, 04/24/24	135,000	147,133
Carrier Global Corporation
2.24%, 02/15/25 144A	50,000	52,212
Caterpillar Financial Services Corporation
0.65%, 07/07/23	1,270,000	1,276,923
CCO Holdings LLC
5.13%, 05/01/27 144A	400,000	421,422
CDK Global, Inc.
4.88%, 06/01/27	125,000	131,875
CDW LLC
5.50%, 12/01/24	275,000	300,609
Centene Corporation
4.75%, 05/15/22	210,000	212,730
4.75%, 01/15/25	395,000	406,475
5.38%, 08/15/26 144A	500,000	531,150
CenterPoint Energy Resources Corporation
3.55%, 04/01/23	200,000	214,374
Charter Communications Operating LLC
4.50%, 02/01/24	2,700,000	2,995,634
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	630,000	718,745
Chevron Corporation
1.14%, 05/11/23	365,000	372,299
Chevron USA, Inc.
0.43%, 08/11/23	725,000	726,224
Cigna Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 09/17/21†	860,000	860,175
CIT Bank NA
(Variable, U.S. SOFR + 1.72%), 2.97%, 09/27/25^	440,000	437,384
CIT Group, Inc.
4.13%, 03/09/21	1,030,000	1,032,343
5.00%, 08/15/22	750,000	773,580
Citigroup, Inc.
2.75%, 04/25/22	1,100,000	1,137,233
2.70%, 10/27/22	1,700,000	1,773,354
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 01/24/23^	1,850,000	1,909,274
(Floating, ICE LIBOR USD 3M + 1.02%), 1.27%, 06/01/24†	1,000,000	1,005,739
(Variable, U.S. SOFR + 2.75%), 3.11%, 04/08/26^	525,000	569,433
Citizens Bank NA
3.25%, 02/14/22	430,000	445,824

See Notes to Schedules of Investments.

	Par	Value
Clearway Energy Operating LLC
5.75%, 10/15/25	$125,000	$131,576
CNH Industrial Capital LLC
3.88%, 10/15/21	145,000	149,022
1.95%, 07/02/23	590,000	601,464
Conagra Brands, Inc.
3.80%, 10/22/21	700,000	724,087
Cox Communications, Inc.
3.15%, 08/15/24 144A	290,000	312,368
Crown Americas LLC
4.75%, 02/01/26	150,000	156,159
Crown Castle International Corporation REIT
1.35%, 07/15/25	570,000	576,841
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,522,360
CVS Health Corporation
3.35%, 03/09/21	903,000	914,872
4.10%, 03/25/25	217,000	245,375
1.30%, 08/21/27	265,000	261,538
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.43%), 0.69%, 02/12/21 144A †	1,000,000	1,000,082
2.30%, 02/12/21 144A	1,455,000	1,464,009
2.88%, 03/10/21 144A	1,000,000	1,010,395
3.35%, 05/04/21 144A	230,000	233,697
2.55%, 08/15/22 144A Δ	1,000,000	1,031,766
Danaher Corporation
1.70%, 03/30/24(E)	100,000	123,666
DCP Midstream Operating LP
5.38%, 07/15/25	150,000	155,037
Dell International LLC
4.42%, 06/15/21 144A	727,000	744,274
5.88%, 06/15/21 144A	92,000	92,230
5.45%, 06/15/23 144A	1,680,000	1,842,929
Diamondback Energy, Inc.
4.75%, 05/31/25Δ	700,000	755,897
Discover Bank
3.35%, 02/06/23	1,840,000	1,947,730
DISH DBS Corporation
6.75%, 06/01/21	700,000	718,200
Dollar Tree, Inc.
3.70%, 05/15/23	1,100,000	1,183,647
Dominion Energy, Inc.
(Floating, ICE LIBOR USD 3M + 0.53%), 0.78%, 09/15/23†	1,800,000	1,803,143
DTE Energy Co.
0.55%, 11/01/22	2,465,000	2,465,608
Duke Energy Corporation
0.90%, 09/15/25	235,000	235,201
DuPont de Nemours, Inc.
2.17%, 05/01/23Δ	120,000	121,314
Elanco Animal Health, Inc.
4.91%, 08/27/21	245,000	252,044
Endeavor Energy Resources LP
6.63%, 07/15/25 144A	150,000	154,359
	Par	Value
Energy Transfer Operating LP
3.60%, 02/01/23	$105,000	$108,082
4.25%, 03/15/23Δ	1,000,000	1,041,055
2.90%, 05/15/25	260,000	261,792
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	286,622
Equinix, Inc. REIT
2.63%, 11/18/24	985,000	1,048,316
1.25%, 07/15/25	380,000	383,040
1.00%, 09/15/25	350,000	347,913
Evergy, Inc.
2.45%, 09/15/24	1,020,000	1,081,362
Exelon Corporation
2.45%, 04/15/21	175,000	176,531
Expedia Group, Inc.
3.60%, 12/15/23 144A	370,000	378,311
Exxon Mobil Corporation
1.57%, 04/15/23	1,825,000	1,878,779
0.14%, 06/26/24(E)	390,000	459,295
Fidelity National Information Services, Inc.
0.40%, 01/15/21(E)	415,000	487,059
0.13%, 12/03/22(E)	300,000	353,178
0.75%, 05/21/23(E)	380,000	453,934
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,417,487
Ford Motor Credit Co. LLC
(Floating, ICE LIBOR USD 3M + 2.55%), 2.83%, 01/07/21†	1,000,000	996,456
3.34%, 03/18/21	300,000	300,450
(Floating, ICE LIBOR USD 3M + 0.81%), 1.04%, 04/05/21†	500,000	492,717
4.14%, 02/15/23	345,000	348,871
3.37%, 11/17/23	400,000	394,750
5.58%, 03/18/24	300,000	312,476
5.13%, 06/16/25	640,000	660,800
FS KKR Capital Corporation
4.75%, 05/15/22	1,000,000	1,014,005
FS KKR Capital Corporation II
4.25%, 02/14/25 144A	880,000	831,834
GATX Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 0.97%, 11/05/21†	500,000	499,447
GE Capital Funding LLC
3.45%, 05/15/25 144A	760,000	816,231
General Mills, Inc.
0.45%, 01/15/26(E)	100,000	118,746
General Motors Co.
5.40%, 10/02/23	230,000	253,792
General Motors Financial Co., Inc.
2.45%, 11/06/20	605,000	605,979
(Floating, ICE LIBOR USD 3M + 0.85%), 1.12%, 04/09/21†	3,200,000	3,198,661
3.20%, 07/06/21	46,000	46,706
4.20%, 11/06/21	395,000	407,763
(Floating, ICE LIBOR USD 3M + 1.55%), 1.82%, 01/14/22†	590,000	593,119
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, ICE LIBOR USD 3M + 1.31%), 1.53%, 06/30/22†	$344,000	$343,034
5.20%, 03/20/23	1,095,000	1,188,874
Gilead Sciences, Inc.
0.75%, 09/29/23Δ	5,165,000	5,176,615
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 0.78%), 1.04%, 10/31/22†	2,000,000	2,008,877
(Floating, 0.55% - Euribor 3M), 0.11%, 04/21/23(E) †	210,000	246,480
3.50%, 04/01/25	380,000	420,001
Gray Oak Pipeline LLC
2.00%, 09/15/23 144A	445,000	447,774
HCA, Inc.
5.38%, 02/01/25	525,000	575,655
HD Supply, Inc.
5.38%, 10/15/26 144A	400,000	419,416
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25 144A	500,000	522,650
Honeywell International, Inc.
1.30%, 02/22/23(E)	260,000	314,699
Howard Hughes Corporation (The)
5.38%, 03/15/25 144A	125,000	127,325
Humana, Inc.
2.90%, 12/15/22	1,700,000	1,778,787
Hyundai Capital America
1.25%, 09/18/23 144A	900,000	898,644
Infor, Inc.
1.45%, 07/15/23 144A	365,000	370,271
Intercontinental Exchange, Inc.
0.70%, 06/15/23	325,000	325,895
International Lease Finance Corporation
8.63%, 01/15/22	1,200,000	1,290,776
Interpublic Group of Cos., Inc. (The)
3.50%, 10/01/20	230,000	230,000
3.75%, 10/01/21	80,000	82,555
Intuit, Inc.
0.65%, 07/15/23	465,000	467,577
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	210,107
iStar, Inc. REIT
4.75%, 10/01/24	150,000	145,391
Jackson National Life Global Funding
3.30%, 02/01/22 144A	1,125,000	1,167,990
JBS USA LUX SA
5.75%, 06/15/25 144A	300,000	309,990
John Deere Capital Corporation
1.20%, 04/06/23	435,000	443,805
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 04/01/23^	460,000	478,157
(Variable, U.S. SOFR + 0.60%), 0.65%, 09/16/24^	975,000	975,798
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	290,000	305,412
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	620,000	649,373
	Par	Value
Kinder Morgan Energy Partners LP
5.00%, 10/01/21	$300,000	$309,788
4.25%, 09/01/24	355,000	393,356
Kinder Morgan, Inc.
(Floating, ICE LIBOR USD 3M + 1.28%), 1.56%, 01/15/23†	660,000	663,756
3.15%, 01/15/23	600,000	630,372
Kraft Heinz Foods Co.
(Floating, ICE LIBOR USD 3M + 0.82%), 1.06%, 08/10/22†	400,000	398,010
3.95%, 07/15/25	575,000	624,554
Lehman Escrow Bonds
6.63%, 01/18/12#	600,000	7,200
Lennar Corporation
4.13%, 01/15/22	1,250,000	1,282,344
Level 3 Financing, Inc.
5.25%, 03/15/26	250,000	259,300
Live Nation Entertainment, Inc.
6.50%, 05/15/27 144A	125,000	135,065
Marathon Petroleum Corporation
4.70%, 05/01/25	130,000	147,121
Marriott International, Inc.
2.88%, 03/01/21	600,000	603,751
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26(E)	145,000	179,631
Masco Corporation
5.95%, 03/15/22	683,000	733,101
MassMutual Global Funding II
0.85%, 06/09/23 144A	950,000	960,433
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	208,340
McDonald’s Corporation
3.30%, 07/01/25	155,000	172,614
Medtronic Global Holdings SCA
0.00%, 12/02/22(E)	805,000	945,885
0.38%, 03/07/23(E)	180,000	213,318
0.00%, 10/15/25(E)	100,000	116,933
Metropolitan Life Global Funding I
0.90%, 06/08/23 144A	830,000	839,493
0.45%, 09/01/23 144A	1,760,000	1,757,888
Microchip Technology, Inc.
2.67%, 09/01/23 144A	745,000	771,641
4.25%, 09/01/25 144A	250,000	259,717
MMS USA Investments, Inc.
0.63%, 06/13/25(E)	100,000	118,082
Mondelez International, Inc.
0.63%, 07/01/22	400,000	401,650
2.13%, 04/13/23	240,000	249,221
Morgan Stanley
3.13%, 01/23/23	1,000,000	1,057,863
(Floating, CAD Offered Rate 3M + 0.30%), 0.83%, 02/03/23(C) †	1,500,000	1,116,830
(Variable, ICE LIBOR USD 3M + 0.85%), 3.74%, 04/24/24^	750,000	807,814
(Variable, 0.75% - Euribor 3M), 0.64%, 07/26/24(E) ^	200,000	237,484

See Notes to Schedules of Investments.

	Par	Value
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	$790,000	$839,957
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	600,000	629,331
MPLX LP
6.25%, 10/15/22	199,000	199,219
3.50%, 12/01/22	265,000	277,879
1.75%, 03/01/26	215,000	214,417
Mueller Water Products, Inc.
5.50%, 06/15/26 144A	150,000	155,409
MUFG Union Bank NA
2.10%, 12/09/22	1,000,000	1,033,772
Mylan, Inc.
3.13%, 01/15/23 144A	1,700,000	1,789,683
National Rural Utilities Cooperative Finance Corporation
2.30%, 09/15/22	1,200,000	1,243,798
National Securities Clearing Corporation
1.20%, 04/23/23 144A	825,000	840,099
Navient Corporation
6.63%, 07/26/21	575,000	584,703
Netflix, Inc.
5.88%, 02/15/25	200,000	225,871
New York Life Global Funding
1.10%, 05/05/23 144A	560,000	569,800
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	635,000	647,250
3.20%, 02/25/22	100,000	103,864
2.90%, 04/01/22	925,000	958,003
1.95%, 09/01/22	1,900,000	1,958,274
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	423,012
NIKE, Inc.
2.40%, 03/27/25	105,000	112,921
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.69%), 0.92%, 09/28/22 144A †	300,000	291,788
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G2
6.26%, 11/20/21	19,537	19,379
NRG Energy, Inc.
6.63%, 01/15/27	150,000	158,844
Nuance Communications, Inc.
5.63%, 12/15/26Δ	125,000	132,187
Nucor Corporation
2.00%, 06/01/25Δ	60,000	62,722
Nutrition & Biosciences, Inc.
0.70%, 09/15/22 144A	315,000	315,611
1.23%, 10/01/25 144A	1,940,000	1,936,544
Occidental Petroleum Corporation
2.60%, 08/13/21	144,000	141,570
(Floating, ICE LIBOR USD 3M + 1.45%), 1.73%, 08/15/22†	1,900,000	1,734,548
2.70%, 08/15/22	165,000	154,472
2.90%, 08/15/24	105,000	89,281
	Par	Value
OneMain Finance Corporation
5.63%, 03/15/23	$735,000	$764,863
Oracle Corporation
3.40%, 07/08/24	605,000	662,472
2.50%, 04/01/25	360,000	386,344
Otis Worldwide Corporation
2.06%, 04/05/25	1,780,000	1,875,770
Owl Rock Capital Corporation
4.25%, 01/15/26	510,000	517,485
PACCAR Financial Corporation
0.35%, 08/11/23	1,050,000	1,048,973
Pacific Gas and Electric Co.
1.75%, 06/16/22	3,000,000	3,004,340
3.25%, 06/15/23	100,000	103,876
4.25%, 08/01/23	200,000	213,199
3.85%, 11/15/23Δ	100,000	106,005
3.75%, 02/15/24	200,000	209,641
2.10%, 08/01/27	600,000	581,459
Pacific Life Global Funding II
0.50%, 09/23/23 144A	1,810,000	1,809,244
Parsley Energy LLC
5.38%, 01/15/25 144A	150,000	150,000
PayPal Holdings, Inc.
2.20%, 09/26/22	700,000	723,810
1.35%, 06/01/23	715,000	730,808
PBF Holding Co. LLC
9.25%, 05/15/25 144A	125,000	128,306
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	325,000	335,703
4.25%, 01/17/23 144A	165,000	177,630
3.45%, 07/01/24 144A	1,500,000	1,625,443
2.70%, 11/01/24 144A	1,105,000	1,173,709
Phillips 66
(Floating, ICE LIBOR USD 3M + 0.60%), 0.83%, 02/26/21†	595,000	595,067
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	250,000	262,344
Protective Life Global Funding
2.62%, 08/22/22 144A	575,000	598,441
1.08%, 06/09/23 144A	395,000	400,747
PulteGroup, Inc.
5.00%, 01/15/27	125,000	141,641
Qorvo, Inc.
5.50%, 07/15/26	150,000	159,342
Regions Financial Corporation
2.75%, 08/14/22	1,700,000	1,769,009
Reliance Standard Life Global Funding II
2.63%, 07/22/22 144A	995,000	1,025,007
2.15%, 01/21/23 144A	465,000	476,239
2.75%, 01/21/27 144A	1,700,000	1,778,653
Roper Technologies, Inc.
1.00%, 09/15/25	195,000	195,560
Ryder System, Inc.
2.88%, 06/01/22	3,050,000	3,161,514
2.50%, 09/01/22	1,200,000	1,239,229
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.50%, 09/01/24	$558,000	$587,097
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	1,100,000	1,167,737
5.75%, 05/15/24	285,000	323,007
Santander Holdings USA, Inc.
4.45%, 12/03/21	475,000	493,908
3.70%, 03/28/22	1,115,000	1,156,138
SBA Tower Trust
1.88%, 01/15/26 144A †††	680,000	694,035
Sempra Energy
(Floating, ICE LIBOR USD 3M + 0.50%), 0.78%, 01/15/21†	630,000	630,059
Signature Aviation US Holdings, Inc.
5.38%, 05/01/26 144A	125,000	126,613
Simon International Finance SCA REIT
1.38%, 11/18/22(E)	105,000	124,675
Sirius XM Radio, Inc.
3.88%, 08/01/22 144A	900,000	910,687
SLM Corporation
5.13%, 04/05/22	404,000	414,880
Smithfield Foods, Inc.
2.65%, 10/03/21 144A	495,000	498,205
Southern California Edison Co.
2.90%, 03/01/21	1,000,000	1,010,652
1.85%, 02/01/22	321,428	321,850
Southern Co. Gas Capital Corporation
2.45%, 10/01/23	1,715,000	1,804,681
Southwest Airlines Co.
4.75%, 05/04/23	675,000	722,066
Spectra Energy Partners LP
4.75%, 03/15/24	90,000	100,333
Sprint Corporation
7.88%, 09/15/23	425,000	489,016
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	467,500	473,468
4.74%, 03/20/25 144A	445,000	482,547
Starbucks Corporation
1.30%, 05/07/22	340,000	344,780
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	270,000	270,790
State Street Corporation
(Variable, U.S. SOFR + 2.69%), 2.83%, 03/30/23 144A ^	265,000	274,342
Steel Dynamics, Inc.
2.40%, 06/15/25	35,000	36,558
Synchrony Financial
2.85%, 07/25/22	382,000	393,268
Targa Resources Partners LP
4.25%, 11/15/23	250,000	248,151
Target Corporation
2.25%, 04/15/25	135,000	144,871
TerraForm Power Operating LLC
4.25%, 01/31/23 144A	150,000	154,092
T-Mobile USA, Inc.
1.50%, 02/15/26 144A	2,100,000	2,120,149
	Par	Value
Toll Brothers Finance Corporation
4.38%, 04/15/23	$200,000	$209,776
Toyota Motor Credit Corporation
0.45%, 07/22/22Δ	750,000	751,785
0.50%, 08/14/23	1,345,000	1,348,860
Truist Financial Corporation
2.20%, 03/16/23	1,185,000	1,233,534
US Bank NA
2.05%, 01/21/25	1,800,000	1,902,993
Valero Energy Corporation
2.70%, 04/15/23	1,000,000	1,036,716
(Floating, ICE LIBOR USD 3M + 1.15%), 1.40%, 09/15/23†	1,900,000	1,894,304
Ventas Realty LP REIT
2.65%, 01/15/25	695,000	726,688
ViaSat, Inc.
5.63%, 04/15/27 144A Δ	250,000	257,656
Vistra Operations Co. LLC
5.63%, 02/15/27 144A	250,000	264,165
Volkswagen Group of America Finance LLC
2.50%, 09/24/21 144A	410,000	417,689
2.90%, 05/13/22 144A	1,330,000	1,375,684
2.70%, 09/26/22 144A	2,000,000	2,074,706
3.13%, 05/12/23 144A	1,000,000	1,056,282
WEC Energy Group, Inc.
3.38%, 06/15/21	555,000	566,785
0.55%, 09/15/23	1,800,000	1,804,553
Wells Fargo & Co.
3.07%, 01/24/23	50,000	51,588
3.75%, 01/24/24	220,000	239,254
(Variable, U.S. SOFR + 1.60%), 1.65%, 06/02/24^	2,200,000	2,242,490
Wells Fargo Bank NA
(Variable, ICE LIBOR USD 3M + 0.65%), 2.08%, 09/09/22^	1,730,000	1,754,793
WESCO Distribution, Inc.
7.13%, 06/15/25 144A	300,000	327,187
Westinghouse Air Brake Technologies Corporation
4.40%, 03/15/24	800,000	869,775
3.20%, 06/15/25	325,000	343,117
Williams Cos., Inc. (The)
4.00%, 11/15/21	175,000	180,275
3.70%, 01/15/23	80,000	84,605
Wisconsin Electric Power Co.
2.05%, 12/15/24	200,000	210,770
WRKCo, Inc.
3.75%, 03/15/25	115,000	128,670
Zoetis, Inc.
3.45%, 11/13/20	300,000	300,280
Total Corporate Bonds (Cost $226,377,513)		230,891,736

See Notes to Schedules of Investments.

	Par	Value
FOREIGN BONDS — 13.9%
Australia — 0.6%
Macquarie Group, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 1.28%, 11/28/23 144A †	$1,435,000	$1,440,498
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,513,276
Telstra Corporation, Ltd.
3.50%, 09/21/22(E)	200,000	251,203
Westpac Banking Corporation
3.15%, 01/16/24 144A	1,275,000	1,385,636
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	1,300,000	1,315,965
3.70%, 09/15/26 144A	400,000	430,544
		6,337,122
Belgium — 0.0%
KBC Group NV
1.13%, 01/25/24(E)	200,000	242,503
Brazil — 0.2%
Banco Bradesco SA
2.85%, 01/27/23 144A	1,495,000	1,516,020
Itau Unibanco Holding SA
2.90%, 01/24/23 144A	920,000	931,849
		2,447,869
Canada — 1.9%
1011778 BC ULC
5.75%, 04/15/25 144A	200,000	213,814
Bank of Nova Scotia (The)
1.95%, 02/01/23	1,000,000	1,033,896
Canada Housing Trust No. 1
2.40%, 12/15/22(C) 144A	19,000,000	14,923,322
GFL Environmental, Inc.
5.13%, 12/15/26 144A Δ	400,000	413,580
National Bank of Canada
2.15%, 10/07/22 144A Δ	630,000	650,125
OMERS Finance Trust
1.13%, 04/14/23 144A Δ	1,770,000	1,801,439
Schlumberger Finance Canada, Ltd.
1.40%, 09/17/25Δ	145,000	146,518
Toronto-Dominion Bank (The)
0.38%, 04/25/24(E)	305,000	361,605
TransCanada PipeLines, Ltd.
3.75%, 10/16/23	45,000	48,800
		19,593,099
Chile — 0.1%
Banco del Estado de Chile
2.67%, 01/08/21 144A	725,000	729,441
Banco Santander Chile
2.50%, 12/15/20 144A	635,000	638,470
		1,367,911
China — 0.2%
Avolon Holdings Funding, Ltd.
5.50%, 01/15/23 144A	900,000	908,100
	Par	Value
Baidu, Inc.
2.88%, 07/06/22	$235,000	$241,945
Park Aerospace Holdings, Ltd.
3.63%, 03/15/21 144A	700,000	697,136
5.25%, 08/15/22 144A	650,000	652,917
		2,500,098
Denmark — 0.3%
Danske Bank A/S
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	745,000	759,430
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.03%), 1.17%, 12/08/23 144A ^	2,100,000	2,103,172
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	710,000	705,738
		3,568,340
Finland — 0.0%
CRH Finland Services OYJ
0.88%, 11/05/23(E)	180,000	216,492
France — 0.6%
Air Liquide Finance SA
0.38%, 04/18/22(E)	100,000	118,038
APRR SA
0.00%, 01/20/23(E)	100,000	117,722
Autoroutes du Sud de la France SA
2.95%, 01/17/24(E)	100,000	128,067
Banque Federative du Credit Mutuel
0.13%, 02/05/24(E)	200,000	236,009
Banque Federative du Credit Mutuel SA
0.75%, 06/15/23(E)	100,000	120,078
BNP Paribas SA
1.13%, 01/15/23(E)	230,000	277,676
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	325,000	335,659
Capgemini SE
0.63%, 06/23/25(E)	200,000	239,025
Credit Agricole SA
3.38%, 01/10/22 144A	1,600,000	1,653,127
Dassault Systemes SE
0.00%, 09/16/22(E)	300,000	352,678
Engie SA
0.38%, 02/28/23(E)	200,000	237,298
JCDecaux SA
2.00%, 10/24/24(E)	100,000	122,371
Orange SA
0.75%, 09/11/23(E)	500,000	600,013
RTE Reseau de Transport d'Electricite SADIR
4.13%, 02/03/21(E)	100,000	118,921
Schneider Electric SE
0.00%, 06/12/23(E)	100,000	117,713
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.25%, 09/09/24(E)	$200,000	$238,024
Societe Generale SA
0.00%, 05/27/22(E)	300,000	352,478
Thales SA
0.00%, 05/31/22(E)	100,000	117,357
0.75%, 06/07/23(E)	100,000	119,486
Total Capital International SA
2.13%, 03/15/23(E)	100,000	123,863
0.25%, 07/12/23(E)	100,000	118,644
Veolia Environnement SA
0.67%, 03/30/22(E)	200,000	236,819
		6,081,066
Germany — 0.3%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(E)	120,000	142,599
BASF SE
2.00%, 12/05/22(E)	195,000	239,379
0.10%, 06/05/23(E)	200,000	235,619
Commerzbank AG
(Variable, 1.30% - Euribor 3M), 0.75%, 03/24/26(E) ^	100,000	116,895
Covestro AG
0.88%, 02/03/26(E)	70,000	83,239
Deutsche Bank AG
4.25%, 02/04/21	410,000	414,376
E.ON SE
0.00%, 10/24/22(E)	240,000	282,175
KION Group AG
1.63%, 09/24/25(E)	100,000	117,644
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	300,000	366,620
Volkswagen Leasing GmbH
(Floating, 0.45% - Euribor 3M), 0.00%, 08/02/21(E) †	300,000	351,739
1.00%, 02/16/23(E)	460,000	547,702
		2,897,987
India — 0.0%
Shriram Transport Finance Co., Ltd.
5.10%, 07/16/23 144A	275,000	257,108
Indonesia — 0.1%
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23 144A	1,175,000	1,245,576
Ireland — 0.5%
Abbott Ireland Financing DAC
0.88%, 09/27/23(E)	200,000	241,455
0.10%, 11/19/24(E)	170,000	200,624
AerCap Ireland Capital DAC
5.00%, 10/01/21	900,000	927,970
3.50%, 05/26/22	400,000	404,080
3.30%, 01/23/23	155,000	155,604
2.88%, 08/14/24	150,000	144,628
3.50%, 01/15/25	350,000	341,173
Aon PLC
2.80%, 03/15/21Δ	225,000	227,079
	Par	Value
Eaton Capital Unlimited Co.
0.02%, 05/14/21(E)	$175,000	$205,214
ESB Finance DAC
3.49%, 01/12/24(E)	100,000	130,457
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23	200,000	212,105
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	393,387
3.00%, 07/15/22 144A	540,000	550,962
3.55%, 04/15/24 144A	800,000	840,300
Willis Towers Watson PLC
5.75%, 03/15/21	131,000	133,939
		5,108,977
Italy — 0.0%
FCA Bank SpA
0.50%, 09/18/23(E)	110,000	128,874
Telecom Italia SpA
5.30%, 05/30/24 144A	200,000	216,805
		345,679
Japan — 2.5%
Aircastle, Ltd.
5.13%, 03/15/21	2,000,000	2,029,406
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 1.10%, 09/14/21†	1,000,000	999,855
(Floating, ICE LIBOR USD 3M + 0.56%), 0.81%, 11/02/21†	1,000,000	1,002,679
2.85%, 03/03/22	2,000,000	2,057,206
Mitsubishi UFJ Financial Group, Inc.
3.54%, 07/26/21	65,000	66,727
2.62%, 07/18/22	885,000	917,762
2.67%, 07/25/22	2,000,000	2,075,244
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.68%), 0.85%, 09/15/24^	1,745,000	1,746,852
1.41%, 07/17/25	700,000	710,946
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.25%, 09/07/21	500,000	506,832
Mizuho Financial Group, Inc.
(Variable, ICE LIBOR USD 3M + 0.84%), 2.72%, 07/16/23^	1,190,000	1,232,349
0.52%, 06/10/24(E)	100,000	118,792
(Variable, ICE LIBOR USD 3M + 0.99%), 1.24%, 07/10/24^	520,000	524,429
(Floating, ICE LIBOR USD 3M + 0.99%), 1.26%, 07/10/24†	1,000,000	1,009,924
Nissan Motor Co., Ltd.
1.94%, 09/15/23(E)	100,000	119,289
3.04%, 09/15/23 144A	3,685,000	3,738,166
Nomura Holdings, Inc.
2.65%, 01/16/25	600,000	632,239
1.85%, 07/16/25	800,000	814,839
ORIX Corporation
3.20%, 01/19/22	700,000	721,636

See Notes to Schedules of Investments.

	Par	Value
Sumitomo Mitsui Financial Group, Inc.
2.85%, 01/11/22	$1,600,000	$1,647,370
1.47%, 07/08/25	1,100,000	1,122,035
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/23 144A	750,000	751,659
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21	1,100,000	1,142,307
		25,688,543
Netherlands — 1.3%
Airbus SE
1.38%, 06/09/26(E)	245,000	300,485
BMW Finance NV
2.25%, 08/12/22 144A	1,270,000	1,312,032
0.00%, 04/14/23(E)	290,000	339,939
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	131,718
Daimler International Finance BV
0.25%, 08/09/21(E)	25,000	29,437
0.25%, 11/06/23(E)	90,000	105,535
Deutsche Telekom International Finance BV
4.25%, 07/13/22(E)	320,000	404,893
Enel Finance International NV
2.88%, 05/25/22 144A	1,715,000	1,770,371
4.25%, 09/14/23 144A	400,000	438,277
0.00%, 06/17/24(E)	300,000	351,378
Fiat Chrysler Automobiles NV
3.38%, 07/07/23(E)	145,000	176,416
ING Bank NV
0.00%, 04/08/22(E)	100,000	117,615
(Floating, 0.40% - Euribor 3M), 0.00%, 04/08/22(E) †	200,000	235,913
(Variable, EUR Swap Rate 5Y + 2.25%), 3.63%, 02/25/26(E) ^	200,000	237,676
ING Groep NV
1.00%, 09/20/23(E)	200,000	241,552
innogy Finance BV
0.75%, 11/30/22(E)	50,000	59,616
LeasePlan Corporation NV
2.88%, 10/24/24 144A	1,900,000	1,963,087
Mylan NV
3.15%, 06/15/21	2,000,000	2,032,472
NXP BV
3.88%, 09/01/22 144A	300,000	317,188
2.70%, 05/01/25 144A	50,000	53,036
3.88%, 06/18/26 144A	300,000	336,598
Redexis Gas Finance BV
1.88%, 05/28/25(E)	100,000	122,687
RELX Finance BV
0.00%, 03/18/24(E)	100,000	117,225
Sensata Technologies BV
5.00%, 10/01/25 144A	200,000	215,375
Siemens Financieringsmaatschappij NV
0.00%, 09/05/21(E)	376,000	441,700
	Par	Value
0.00%, 02/20/23(E)	$300,000	$353,066
0.38%, 09/06/23(E)	235,000	280,009
Upjohn Finance BV
0.82%, 06/23/22(E)	220,000	260,812
Vonovia Finance BV
0.13%, 04/06/23(E)	200,000	235,408
1.63%, 04/07/24(E)	100,000	123,336
		13,104,852
Norway — 0.2%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	887,434
DNB Bank ASA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.85%), 1.13%, 09/16/26 144A ^	555,000	553,696
Telenor ASA
0.00%, 09/25/23(E)	100,000	117,697
		1,558,827
Peru — 0.1%
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	720,984
Qatar — 0.3%
QNB Finance, Ltd.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.25%, 05/02/22†	3,000,000	2,998,216
Singapore — 0.1%
BOC Aviation, Ltd.
3.00%, 05/23/22Δ	700,000	715,297
South Korea — 0.6%
Industrial Bank of Korea
2.13%, 10/23/24 144A	3,100,000	3,267,414
Kookmin Bank
3.63%, 10/23/21	1,000,000	1,030,907
Shinhan Bank Co., Ltd.
2.88%, 03/28/22Δ	500,000	516,678
SK Telecom Co., Ltd.
3.75%, 04/16/23	900,000	965,167
		5,780,166
Spain — 0.2%
Amadeus Capital Markets SA
1.63%, 11/17/21(E)	100,000	118,632
Amadeus IT Group SA
2.50%, 05/20/24(E) Δ	300,000	366,647
Banco de Sabadell SA
(Variable, 0.97% - EUR Swap Rate 1Y), 0.63%, 11/07/25(E) ^	100,000	115,798
(Variable, 1.55% - EUR Swap Rate 1Y), 1.13%, 03/11/27(E) ^	100,000	117,573
Banco Santander SA
2.71%, 06/27/24	400,000	423,434
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.75%, 05/28/25	$400,000	$420,225
		1,562,309
Sweden — 0.3%
Akelius Residential Property AB
1.13%, 03/14/24(E)	1,100,000	1,314,502
Atlas Copco AB
2.50%, 02/28/23(E)	255,000	318,193
Stadshypotek AB
2.50%, 04/05/22 144A Δ	1,000,000	1,032,669
Volvo Treasury AB
(Floating, 0.65% - Euribor 3M), 0.16%, 09/13/21(E) †	200,000	234,914
		2,900,278
Switzerland — 0.8%
Credit Suisse AG
2.80%, 04/08/22	435,000	450,624
1.00%, 05/05/23	1,645,000	1,663,305
Credit Suisse Group AG
3.57%, 01/09/23 144A	750,000	776,227
Credit Suisse Group Funding Guernsey, Ltd.
3.80%, 09/15/22	1,650,000	1,746,934
UBS AG
0.75%, 04/21/23(E)	200,000	239,706
UBS Group AG
3.49%, 05/23/23 144A	1,800,000	1,878,184
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	365,000	378,783
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 07/30/24 144A Δ ^	690,000	692,041
(Variable, 0.55% - EUR Swap Rate 1Y), 0.25%, 01/29/26(E) ^	200,000	234,760
		8,060,564
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	655,000	678,735
United Kingdom — 2.6%
Barclays Bank PLC
2.65%, 01/11/21	700,000	702,880
Barclays PLC
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	600,000	628,102
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 05/16/24^	900,000	966,553
BG Energy Capital PLC
4.00%, 10/15/21 144A	1,000,000	1,035,260
Informa PLC
1.50%, 07/05/23(E)	200,000	234,118
	Par	Value
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	$2,500,000	$2,570,748
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	200,000	201,251
Motability Operations Group PLC
1.63%, 06/09/23(E)	240,000	295,835
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E) Δ	100,000	118,195
Nationwide Building Society
2.00%, 01/27/23 144A	900,000	926,732
1.70%, 02/13/23 144A	2,900,000	2,986,930
(Variable, ICE LIBOR USD 3M + 1.18%), 3.62%, 04/26/23 144A ^	1,500,000	1,559,238
Natwest Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 1.75%, 05/15/23†	1,810,000	1,818,059
3.88%, 09/12/23	240,000	257,544
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.15%), 2.36%, 05/22/24^	375,000	385,078
NatWest Markets PLC
3.63%, 09/29/22 144A	635,000	666,991
2.38%, 05/21/23 144A	1,800,000	1,854,411
Royalty Pharma PLC
0.75%, 09/02/23 144A	920,000	918,972
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,500,000	3,572,783
3.57%, 01/10/23	350,000	361,746
(Variable, ICE LIBOR USD 3M + 1.08%), 3.37%, 01/05/24^	215,000	224,671
Santander UK PLC
1.63%, 02/12/23 144A Δ	2,100,000	2,160,113
Sky, Ltd.
1.50%, 09/15/21(E)	100,000	119,202
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.20%), 2.74%, 09/10/22 144A ^	2,300,000	2,337,091
		26,902,503
Total Foreign Bonds (Cost $140,113,611)		142,881,101
MORTGAGE-BACKED SECURITIES — 18.2%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%, 08/10/35 144A	447,000	497,585
280 Park Avenue Mortgage Trust, Series 2017-280P, Class D
(Floating, ICE LIBOR USD 1M + 1.54%, 1.54% Floor), 1.69%, 09/15/34 144A †	315,000	308,899

See Notes to Schedules of Investments.

	Par	Value
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 1.94%, 11/25/46†	$625,032	$272,475
AOA Mortgage Trust, Series 2015-1177, Class A
2.96%, 12/13/29 144A	1,330,000	1,328,616
Avon Finance No. 2 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.96%, 09/20/48(U) 144A †	1,500,000	1,931,650
Banc of America Funding Trust, Series 2006-J, Class 4A1
4.20%, 01/20/47† γ	153,872	149,881
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
3.99%, 01/25/34† γ	24,731	23,602
Banc of America Mortgage Trust, Series 2004-2, Class 5A1
6.50%, 10/25/31	25,113	26,470
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.20%, 09/15/36 144A †	346,006	342,267
BANK, Series 2019-BN18, Class A2
3.47%, 05/15/62	610,000	660,742
BBCMS Trust, Series 2013-TYSN, Class E
3.71%, 09/05/32 144A	200,000	194,376
Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.66%, 0.33% Floor, 11.50% Cap), 0.81%, 09/25/34†	29,866	29,915
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
3.54%, 01/25/34† γ	89,399	91,184
Bear Stearns ARM Trust, Series 2004-5, Class 2A
3.43%, 07/25/34† γ	80,467	80,993
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM
5.51%, 01/12/45† γ	120,449	120,547
Brass No. 8 PLC, Class A1
(Floating, ICE LIBOR USD 3M + 0.70%), 0.98%, 11/16/66 144A †	237,076	238,062
BX Commercial Mortgage Trust, Series 2019-XL, Class A
(Floating, ICE LIBOR USD 1M + 0.92%, 0.92% Floor), 1.07%, 10/15/36 144A †	1,699,243	1,702,803
BX Commercial Mortgage Trust, Series 2019-XL, Class B
(Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor), 1.23%, 10/15/36 144A †	636,029	636,412
	Par	Value
BX Commercial Mortgage Trust, Series 2019-XL, Class D
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 1.60%, 10/15/36 144A †	$745,199	$742,669
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.95%, 12/15/36 144A †	864,209	865,345
BX Commercial Mortgage Trust, Series 2020-BXLP, Class E
(Floating, ICE LIBOR USD 1M + 1.60%, 1.60% Floor), 1.75%, 12/15/36 144A †	349,680	346,398
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.33%, 10/15/37 144A †	1,420,000	1,425,475
Canterbury Finance PLC, No. 1, Class A2
(Floating, SONIA Deposit Rates Swap 3M + 1.35%), 1.41%, 05/16/56(U) †	1,000,000	1,289,208
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	1,500,000	1,639,182
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, ICE LIBOR USD 1M + 0.90%, 6.50% Cap), 1.05%, 07/25/49 144A †	140,920	140,812
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	287,885	296,780
CHC Commercial Mortgage Trust, Series 2019-CHC, Class D
(Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor), 2.20%, 06/15/34 144A †	2,130,805	1,933,422
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 11.50% Cap), 0.69%, 02/25/35†	54,021	51,208
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4
2.90%, 07/10/49	641,000	697,813
Citigroup Commercial Mortgage Trust, Series 2016-P5, Class AAB
2.84%, 10/10/49	1,010,000	1,071,527
COMM Mortgage Trust, Series 2012-CR4, Class ASB
2.44%, 10/15/45	303,347	308,164
COMM Mortgage Trust, Series 2013-300P, Class A1
4.35%, 08/10/30 144A	515,000	551,664
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
COMM Mortgage Trust, Series 2013-CR8, Class A5
3.61%, 06/10/46	$750,000	$799,663
COMM Mortgage Trust, Series 2013-SFS, Class A1
1.87%, 04/12/35 144A	224,472	222,931
COMM Mortgage Trust, Series 2014-CR17, Class ASB
3.60%, 05/10/47	1,120,483	1,170,618
COMM Mortgage Trust, Series 2014-CR21, Class A3
3.53%, 12/10/47	573,965	622,616
COMM Mortgage Trust, Series 2014-UBS3, Class ASB
3.37%, 06/10/47	775,854	807,897
COMM Mortgage Trust, Series 2014-UBS5, Class ASB
3.55%, 09/10/47	306,495	320,395
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	458,217	484,430
COMM Mortgage Trust, Series 2015-CR25, Class ASB
3.54%, 08/10/48	1,130,252	1,206,271
COMM Trust, Series 2013-GAM, Class A1
1.71%, 02/10/28 144A	82,894	82,660
COMM, Series 2015-PC1, Class A4
3.62%, 07/10/50	585,000	630,591
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.95%, 01/25/40 144A †	410,614	409,446
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1
(Floating, ICE LIBOR USD 1M + 0.75%), 0.90%, 01/25/40 144A †	507,270	506,661
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4
3.51%, 04/15/50	1,000,000	1,096,758
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
2.06%, 01/15/49† IO γ	749,438	55,534
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class A1
2.99%, 03/15/52	824,427	842,151
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	315,000	325,840
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A1
(Step to 5.47% on 11/25/20), 5.87%, 10/25/36 STEP	150,855	144,972
Deutsche Alt-B Securities Mortgage Loan Trust Series, Series 2006-AB4, Class A6A2
(Step to 5.47% on 11/25/20), 5.89%, 10/25/36 STEP	150,855	144,970
	Par	Value
Federal Home Loan Mortgage Corporation
5.50%, 05/01/22	$2,296	$2,306
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.19% Cap), 2.77%, 07/01/27†	1,667	1,672
2.50%, 01/01/29	1,316,334	1,382,510
2.50%, 08/01/31	3,142,419	3,284,269
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.09% Cap), 3.74%, 11/01/31†	15,036	15,103
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.96% Cap), 3.75%, 04/01/32†	4,854	4,879
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.69% Cap), 3.17%, 06/01/33†	272,746	286,365
(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 10.76% Cap), 2.70%, 08/01/35†	87,710	92,160
(Floating, ICE LIBOR USD 1Y + 1.35%, 1.35% Floor, 10.36% Cap), 2.23%, 09/01/35†	93,031	96,464
(Floating, ICE LIBOR USD 1Y + 1.63%, 1.63% Floor, 10.80% Cap), 3.38%, 10/01/35†	110,999	116,397
4.50%, 07/01/47	76,596	86,084
4.50%, 03/01/49	3,360,800	3,792,964
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.65%, 10/15/36†	1,283,176	1,294,032
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	72,094	77,765
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	205,609	227,503
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	237,782	253,239
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	418,657	450,643
Federal Home Loan Mortgage Corporation REMIC, Series 4493
3.00%, 02/15/44	354,805	375,440
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	379,134	394,551
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	1,606,363	1,695,012

See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.60%, 06/15/49†	$1,282,949	$1,289,858
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	1,560,002	1,582,508
Federal Home Loan Mortgage Corporation REMIC, Series 4950
2.50%, 06/25/34	1,603,061	1,613,396
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA1
(Floating, ICE LIBOR USD 1M + 1.70%), 1.85%, 01/25/50 144A †	490,000	481,649
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA2
(Floating, ICE LIBOR USD 1M + 1.85%, 1.85% Floor), 2.00%, 02/25/50 144A †	230,000	225,132
Federal Home Loan Mortgage Corporation STACR Trust, Series 2019-DNA4
(Floating, ICE LIBOR USD 1M + 1.95%), 2.10%, 10/25/49 144A †	671,832	667,410
Federal National Mortgage Association
5.00%, 05/01/21	10	11
5.00%, 11/01/21	29	31
(Floating, Federal Reserve U.S. 12 1Y CMT + 2.02%, 2.02% Floor, 10.91% Cap), 3.41%, 12/01/24 CONV †	3,058	3,052
2.50%, 12/01/27	553,479	579,395
3.00%, 09/01/30	265,562	284,478
3.00%, 02/01/31	1,501,769	1,580,290
3.00%, 04/01/31	22,991	24,654
2.50%, 07/01/31	2,103,068	2,196,734
2.50%, 08/01/31	1,037,940	1,085,578
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.68% Cap), 3.54%, 09/01/31†	31,997	32,139
2.50%, 10/01/31	609,509	638,223
2.50%, 11/01/31	1,191,851	1,272,884
2.50%, 01/01/32	10,669	11,165
2.00%, 02/01/32	3,217,251	3,362,356
3.00%, 03/01/32	866,216	932,572
(Floating, ICE LIBOR USD 1M + 1.31%, 1.31% Floor, 11.27% Cap), 1.44%, 08/01/32†	247,833	249,565
3.00%, 11/01/32	78,622	82,740
3.00%, 12/01/32	1,150,941	1,229,551
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.24%, 2.24% Floor, 9.73% Cap), 3.88%, 12/01/32†	258,091	259,119
	Par	Value
3.00%, 02/01/33	$2,630,011	$2,759,217
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.36% Cap), 2.85%, 06/01/33†	9,160	9,225
2.50%, 08/01/33	1,503,316	1,573,545
4.00%, 09/01/33	2,566,237	2,722,438
3.00%, 02/01/34	3,153,202	3,313,801
4.00%, 03/01/34	76,117	82,038
4.00%, 05/01/34	803,261	901,802
(Floating, ICE LIBOR USD 1Y + 1.66%, 1.66% Floor, 10.09% Cap), 3.67%, 02/01/35†	122,820	128,693
(Floating, ICE LIBOR USD 1Y + 1.61%, 1.61% Floor, 11.11% Cap), 2.23%, 09/01/35†	24,293	24,527
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 11.11% Cap), 3.74%, 12/01/35†	4,639	4,661
(Floating, ICE LIBOR USD 1Y + 1.73%, 1.73% Floor, 9.50% Cap), 3.18%, 05/01/38†	835,881	882,832
2.37%, 08/01/42†	204,518	205,475
(Floating, ICE LIBOR USD 1Y + 1.74%, 1.74% Floor, 8.42% Cap), 3.22%, 09/01/42†	436,563	459,179
(Floating, ICE LIBOR USD 1Y + 1.69%, 1.69% Floor, 7.71% Cap), 2.72%, 07/01/43†	653,672	684,635
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.50% Cap), 2.37%, 07/01/44†	101,508	102,007
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.52% Cap), 2.37%, 10/01/44†	70,218	70,551
(Floating, ICE LIBOR USD 1Y + 1.59%, 1.59% Floor, 7.71% Cap), 2.71%, 06/01/45†	821,346	857,826
4.50%, 03/01/47	248,636	273,532
4.50%, 05/01/47	790,320	869,475
4.50%, 07/01/47	91,119	101,528
4.50%, 11/01/47	924,076	1,022,445
4.50%, 06/01/48	108,108	123,669
4.50%, 11/01/48	339,880	383,507
4.50%, 02/01/49	949,786	1,102,698
4.50%, 04/01/49	248,056	287,996
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 7.00% Cap), 0.58%, 10/25/36†	170,907	172,850
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.00% Cap), 0.70%, 10/25/37†	269,775	274,279
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	$128,671	$138,427
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 6.50% Cap), 0.60%, 07/25/42†	212,275	213,522
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor), 0.47%, 06/25/55†	238,816	238,182
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.66%, 03/25/46†	1,154,902	1,155,314
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.61%, 07/25/46†	1,473,887	1,472,695
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	806,995	837,064
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.50% Cap), 0.65%, 07/25/49†	1,244,657	1,250,293
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.56%, 09/25/49†	1,780,428	1,780,931
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.56%, 10/25/59†	1,864,997	1,859,940
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	2,219,822	2,336,885
Federal National Mortgage Association STACR REMIC Trust
(Floating, ICE LIBOR USD 1M + 1.50%), 1.65%, 06/25/50 144A †	304,500	305,654
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	$359,487	$382,092
FHLMC Multifamily Structured Pass-Through Certificates, Series KJ18
3.07%, 08/25/22	266,406	274,520
FHLMC Structured Pass-Through Certificates, Series T-56
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor, 8.50% Cap), 1.15%, 05/25/43†	403,684	415,030
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.42%, 07/25/44†	417,322	429,705
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.36%, 06/16/70(U) 144A †	1,200,000	1,561,241
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.01%, 06/25/34† γ	120,014	118,617
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 0.56%, 08/19/34†	134,607	134,318
FREMF Mortgage Trust, Series 2012-K18, Class B
4.38%, 01/25/45 144A † γ	240,000	249,216
FREMF Mortgage Trust, Series 2012-K19, Class B
4.16%, 05/25/45 144A † γ	145,000	151,025
FREMF Mortgage Trust, Series 2012-K20, Class B
4.00%, 05/25/45 144A † γ	135,000	140,829
FREMF Mortgage Trust, Series 2013-K27, Class B
3.62%, 01/25/46 144A † γ	130,000	136,896
FREMF Mortgage Trust, Series 2013-K31, Class B
3.74%, 07/25/46 144A † γ	105,000	111,394
FREMF Mortgage Trust, Series 2015-K720, Class B
3.51%, 07/25/22 144A † γ	285,000	294,834
Gosforth Funding PLC, Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.45%), 0.70%, 08/25/60 144A †	364,398	364,872

See Notes to Schedules of Investments.

	Par	Value
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 2.00% Floor, 12.00% Cap), 2.88%, 06/20/21†	$162	$164
3.00%, 03/20/22†	14,820	14,974
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.00%, 01/20/23†	3,120	3,145
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 2.88%, 05/20/24†	11,388	11,699
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.25%, 07/20/25†	17,091	17,608
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.25%, 08/20/25†	5,298	5,439
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.13%, 11/20/25†	18,467	19,062
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.13%, 12/20/26†	29,470	30,585
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.25%, 07/20/27†	670	694
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.13%, 10/20/27†	11,063	11,491
8.50%, 10/15/29	18,228	18,578
8.50%, 04/15/30	2,476	2,487
8.50%, 05/15/30	50,257	52,398
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 2.88%, 05/20/30†	15,515	16,216
8.50%, 07/15/30	22,132	22,930
8.50%, 08/15/30	3,339	3,395
8.50%, 11/15/30	5,634	5,908
8.50%, 12/15/30	16,120	17,540
8.50%, 02/15/31	13,536	14,126
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.46%, 05/20/37†	83,741	83,823
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 10.50% Cap), 0.75%, 02/20/61†	699,437	702,255
	Par	Value
Government National Mortgage Association, Series 2012-102
3.50%, 08/20/39	$464,930	$474,411
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 0.58%, 05/20/63†	1,262,537	1,252,608
Government National Mortgage Association, Series 2016-H07
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor), 0.92%, 02/20/66†	96,775	96,975
Government National Mortgage Association, Series 2016-H22
(Floating, ICE LIBOR USD 1M + 0.77%, 0.77% Floor, 7.50% Cap), 0.92%, 10/20/66†	2,007,120	2,032,853
Government National Mortgage Association, Series 2017-H09
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.90%, 04/20/67†	2,628,122	2,685,222
Government National Mortgage Association, Series 2017-H10
(Floating, ICE LIBOR USD 1Y + 0.75%, 0.75% Floor, 7.50% Cap), 1.90%, 04/20/67†	2,876,017	2,938,584
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	2,232,367	2,279,328
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.06%, 11/21/35 144A †	163,311	162,478
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%, 06/10/28 144A	1,350,000	1,358,435
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 0.69%, 11/25/45†	116,853	100,855
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.33%, 01/25/37†	315,663	290,907
GS Mortgage Securities Corporation Trust, Series 2012-ALOH, Class A
3.55%, 04/10/34 144A	680,000	686,544
GS Mortgage Securities Corporation Trust, Series 2017-500K, Class A
(Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor), 0.85%, 07/15/32 144A †	1,500,000	1,497,832
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.05%, 06/15/36 144A †	$536,000	$533,271
GS Mortgage Securities Corporation Trust, Series 2019-SOHO, Class C
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.45%, 06/15/36 144A †	320,000	308,549
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.21%, 08/10/44 144A	410,000	419,482
GS Mortgage Securities Trust, Series 2013-GC12, Class A3
2.86%, 06/10/46	1,342,000	1,367,016
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB
3.72%, 07/10/46	1,410,913	1,461,946
GS Mortgage Securities Trust, Series 2013-GC14, Class A3
3.53%, 08/10/46	23,017	23,012
GS Mortgage Securities Trust, Series 2019-GC38, Class A2
3.87%, 02/10/52	373,644	403,649
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	528,192	544,285
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
2.96%, 09/25/34† γ	144,887	143,271
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.68%, 09/25/35† γ	59,134	60,185
Hawaii Hotel Trust, Series 2019-MAUI, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.30%, 05/15/38 144A †	429,000	416,941
Hawksmoor Mortgage Funding 2019-1 PLC
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.11%, 05/25/53(U) †	523,370	677,310
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.11%, 05/25/53(U) 144A †	1,221,197	1,580,390
Holmes Master Issuer PLC, Series 2018-2A, Class A2
(Floating, ICE LIBOR USD 3M + 0.42%), 0.70%, 10/15/54 144A †	1,497,289	1,497,105
Impac CMB Trust, Series 2003-1, Class 1A1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.40% Floor, 11.95% Cap), 0.95%, 03/25/33†	326	325
	Par	Value
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 0.34%, 09/25/46†	$408,987	$369,740
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, ICE LIBOR USD 1M + 0.27%, 0.27% Floor), 0.42%, 06/25/37†	165,698	157,571
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4
3.48%, 06/15/45	1,220,533	1,247,096
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4FX
3.48%, 06/15/45 144A	745,364	761,585
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-HSBC, Class D
4.67%, 07/05/32 144A † γ	610,000	629,391
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class ASB
2.55%, 04/15/46	716,022	732,494
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	201,118
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A
(Floating, ICE LIBOR USD 1M + 0.96%, 0.96% Floor), 1.11%, 07/15/36 144A †	1,710,000	1,669,606
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.36%, 02/25/35† γ	16,224	15,416
JP Morgan Mortgage Trust, Series 2016-2, Class A1
2.66%, 06/25/46 144A † γ	497,970	517,152
JP Morgan Mortgage Trust, Series 2017-1, Class A4
3.50%, 01/25/47 144A	328,722	331,372
JP Morgan Mortgage Trust, Series 2017-1, Class A5
3.50%, 01/25/47 144A	284,581	286,874
JP Morgan Mortgage Trust, Series 2017-3, Class 1A6
3.00%, 08/25/47 144A	571,866	575,065
JP Morgan Mortgage Trust, Series 2017-5, Class A1A
3.00%, 10/26/48 144A † γ	851,108	858,800
JP Morgan Mortgage Trust, Series 2017-6, Class A6
3.00%, 12/25/48 144A	119,209	119,918

See Notes to Schedules of Investments.

	Par	Value
JP Morgan Mortgage Trust, Series 2020-7, Class A3
3.00%, 01/25/51 144A † γ	$428,283	$443,490
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, ICE LIBOR USD 1M + 1.00%, 6.00% Cap), 1.18%, 06/25/50 144A †	390,809	391,219
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	291,181	307,032
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	326,989	364,567
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	1,500,000	1,599,514
KNDL Mortgage Trust, Series 2019-KNSQ, Class A
(Floating, ICE LIBOR USD 1M + 0.80%, 0.80% Floor), 0.95%, 05/15/36 144A †	409,000	410,043
KNDL Mortgage Trust, Series 2019-KNSQ, Class D
(Floating, ICE LIBOR USD 1M + 1.35%, 1.35% Floor), 1.50%, 05/15/36 144A †	136,000	135,752
Lanark Master Issuer PLC, Series 2018-2A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.42%), 0.68%, 12/22/69†	685,000	685,138
Lanark Master Issuer PLC, Series 2019-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.77%), 1.03%, 12/22/69 144A †	1,358,000	1,361,471
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.17%, 0.17% Floor, 10.50% Cap), 0.32%, 12/25/36†	384,734	356,929
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
3.79%, 12/25/33† γ	94,949	99,782
MF1 Multifamily Housing Mortgage Loan Trust, Series 2020-FL3, Class AS
(Floating, ICE LIBOR USD 1M + 2.85%), 3.00%, 07/15/35 144A †	260,000	263,185
MF1, Ltd., Series 2019-FL2, Class A
(Floating, ICE LIBOR USD 1M + 1.13%, 1.13% Floor), 1.28%, 12/25/34 144A †	1,900,000	1,872,608
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class ASB
3.82%, 10/15/46	839,971	873,100
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3
3.77%, 11/15/46	$484,630	$518,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB
2.66%, 05/15/46	154,356	157,681
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class ASB
3.62%, 10/15/47	432,638	456,741
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	1,850,946	1,934,955
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB
3.38%, 10/15/48	824,432	877,947
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.85%, 12/15/49† IO γ	1,919,901	67,787
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%, 07/13/29 144A	815,000	826,290
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	249,000	298,756
National Rmbs Trust, Series 2012-2, Class A1
(Floating, Australian BBSW 1M + 1.10%), 1.19%, 06/20/44(A) †	88,103	63,229
NCUA Guaranteed Notes Trust, Series 2011-C1, Class 2A
(Floating, ICE LIBOR USD 1M + 0.53%, 0.53% Floor, 8.00% Cap), 0.68%, 03/09/21†	390,074	391,049
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A	1,269,354	1,380,257
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A	1,226,050	1,349,312
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	1,541,760	1,675,016
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	1,692,628	1,782,754
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	771,009	829,514
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	2,129,816	2,254,829
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Permanent Master Issuer PLC, Series 2018-1A, Class 1A1
(Floating, ICE LIBOR USD 3M + 0.38%), 0.66%, 07/15/58 144A †	$207,500	$207,576
PFP, Ltd., Series 2019-5, Class A
(Floating, ICE LIBOR USD 1M + 0.97%, 0.97% Floor), 1.12%, 04/14/36 144A †	245,165	242,039
PFP, Ltd., Series 2019-6, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.20%, 04/14/37 144A †	2,000,000	1,966,870
Residential Mortgage Securities 32 PLC, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.25%), 1.31%, 06/20/70(U) 144A †	1,000,000	1,298,067
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	4,846	5,114
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	803,703	1,038,186
Seasoned Credit Risk Transfer Trust Series, Series 2019-4, Class MA
3.00%, 02/25/59	992,670	1,058,518
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	461,878	497,476
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	324,655	333,739
Sequoia Mortgage Trust, Series 2017-CH2, Class A10
4.00%, 12/25/47 144A	97,881	98,774
Silverstone Master Issuer PLC, Series 2019-1A, Class 1A
(Floating, ICE LIBOR USD 3M + 0.57%), 0.84%, 01/21/70 144A †	144,000	144,356
STACR Trust, Series 2018-DNA2, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%), 0.95%, 12/25/30 144A †	179,966	179,643
STACR Trust, Series 2018-HRP1, Class M2
(Floating, ICE LIBOR USD 1M + 1.65%), 1.80%, 04/25/43 144A †	1,074,196	1,036,397
STACR Trust, Series 2018-HRP2, Class M2
(Floating, ICE LIBOR USD 1M + 1.25%), 1.40%, 02/25/47 144A †	1,465,014	1,425,709
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.45%, 09/25/34†	57,524	54,272
	Par	Value
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 0.41%, 07/19/35†	$38,014	$36,102
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 10.50% Cap), 0.43%, 02/25/36†	303,428	282,844
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.61% on 11/25/20), 6.01%, 07/25/37 STEP	224,697	136,633
TORRENS Trust, Series 2013-1, Class A
(Floating, Australian BBSW 1M + 0.95%), 1.04%, 04/12/44(A) †	464,956	332,860
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.08%, 10/20/51(U) 144A †	1,524,924	1,977,319
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.97%, 07/20/45(U) 144A †	2,408,276	3,106,708
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.46%, 06/15/50	500,000	558,974
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	540,000	615,791
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4
3.04%, 12/15/52	330,000	369,978
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.42%, 06/25/42†	5,820	5,559
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
2.88%, 08/25/33† γ	114,231	115,871
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.31%, 0.31% Floor, 10.50% Cap), 0.46%, 01/25/45†	227,012	218,311
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 1.76%, 01/25/47†	240,472	223,799

See Notes to Schedules of Investments.

	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 2.00%, 06/25/46†	$503,549	$487,025
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.51%, 02/25/37† γ	187,054	167,891
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.33%, 05/25/37† γ	212,323	179,798
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 1.86%, 05/25/47†	38,130	3,430
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.48%, 08/15/50	773,464	810,350
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4
3.17%, 02/15/48	500,000	542,451
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, ICE LIBOR USD 1M + 1.55%, 1.55% Floor), 1.70%, 01/15/59 144A †	2,000,000	2,010,595
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 09/15/50	1,096,000	1,243,915
Wells Fargo Commercial Mortgage Trust, Series 2020-SOP, Class A
(Floating, ICE LIBOR USD 1M + 1.14%, 1.14% Floor), 1.29%, 01/15/35 144A †	1,500,000	1,458,560
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	349,510	360,105
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class AFL
(Floating, ICE LIBOR USD 1M + 1.45%, 1.45% Floor), 1.60%, 06/15/44 144A †	2,007,109	2,008,554
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4
3.67%, 11/15/44	971,928	989,122
WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AFL
(Floating, ICE LIBOR USD 1M + 1.00%, 1.00% Floor), 1.15%, 08/15/45 144A †	515,266	515,209
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class ASB
3.39%, 08/15/47	582,152	605,227
	Par	Value
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class ASB
3.52%, 03/15/47	$479,044	$496,639
Total Mortgage-Backed Securities (Cost $184,991,990)		187,528,466
MUNICIPAL BONDS — 0.3%
North Texas Higher Education Authority, Inc.
(Floating, ICE LIBOR USD 3M + 1.10%, 15.00% Cap), 1.33%, 04/01/40†	1,301,091	1,306,608
South Carolina Public Service Authority, Series D
2.39%, 12/01/23	385,000	404,123
South Carolina State Public Service Authority Taxable Obligation Revenue Bonds, Series E, Unrefunded Balance
3.72%, 12/01/23	326,000	355,752
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.00%), 0.93%, 04/01/47†	1,500,000	1,499,303
Total Municipal Bonds (Cost $3,482,938)		3,565,786
U.S. TREASURY OBLIGATIONS — 19.7%
U.S. Cash Management Bill
0.08%, 11/17/20Ω	2,700,000	2,699,718
U.S. Treasury Bill
0.27%, 03/25/21Ω Δ	5,600,000	5,597,346
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	4,464,026	4,543,895
0.75%, 07/15/28	3,612,735	4,166,390
		8,710,285
U.S. Treasury Notes
2.50%, 01/31/21‡‡ Δ	1,000,000	1,007,924
2.63%, 05/15/21	3,000,000	3,046,713
2.13%, 09/30/21	23,000,000	23,458,732
1.50%, 11/30/21‡‡	20,000,000	20,317,969
0.38%, 03/31/22‡‡ Δ	39,400,000	39,548,519
0.13%, 08/31/22	55,881,000	55,883,183
1.50%, 01/15/23	1,300,000	1,340,574
0.25%, 06/15/23	12,802,000	12,838,006
0.13%, 07/15/23	14,500,000	14,490,938
0.13%, 09/15/23	8,215,000	8,208,261
1.50%, 10/31/24	650,000	683,998
0.38%, 07/31/27‡‡ Δ	3,100,000	3,084,984
0.63%, 05/15/30Δ	2,100,000	2,094,094
		186,003,895
Total U.S. Treasury Obligations (Cost $202,270,515)		203,011,244

See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø ∞	49,010,956	$49,010,956
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø §	9,618,428	9,618,428
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	2,067,586	2,067,586
Total Money Market Funds (Cost $60,696,970)		60,696,970
TOTAL INVESTMENTS —100.5% (Cost $1,023,247,894)		1,035,145,496

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
FNCL 2.00% expiration date 10/2020, Strike Price $103.60, Expires 10/07/20 (MSCS)	(1,200,000)	$(117,600,000)	(1,169)
FNCL 2.00% expiration date 11/2020, Strike Price $102.44, Expires 11/05/20 (MSCS)	(500,000)	(49,000,000)	(4,545)
FNCL 2.00% expiration date 11/2020, Strike Price $103.38, Expires 11/05/20 (MSCS)	(700,000)	(68,600,000)	(2,237)
FNCL 2.00% expiration date 11/2020, Strike Price $103.92, Expires 11/05/20 (MSCS)	(700,000)	(68,600,000)	(881)
FNCL 2.00% expiration date 12/2020, Strike Price $104.09, Expires 12/07/20 (MSCS)	(300,000)	(29,400,000)	(562)
			(9,394)
Put Options — (0.0)%
FNCL 2.00% expiration date 10/2020, Strike Price $101.55, Expires 10/07/20 (MSCS)	(600,000)	(58,800,000)	(1)
	Number of Contracts	Notional Amount	Value
FNCL 2.00% expiration date 10/2020, Strike Price $101.60, Expires 10/07/20 (MSCS)	(1,200,000)	$(117,600,000)	$(2)
FNCL 2.00% expiration date 10/2020, Strike Price $101.84, Expires 10/07/20 (MSCS)	(1,500,000)	(147,000,000)	(9)
FNCL 2.00% expiration date 10/2020, Strike Price $102.29, Expires 10/07/20 (MSCS)	(4,700,000)	(460,600,000)	(199)
FNCL 2.00% expiration date 11/2020, Strike Price $101.92, Expires 11/05/20 (MSCS)	(700,000)	(68,600,000)	(627)
FNCL 2.00% expiration date 11/2020, Strike Price $102.38, Expires 11/05/20 (MSCS)	(700,000)	(68,600,000)	(1,156)
FNCL 2.00% expiration date 11/2020, Strike Price $102.44, Expires 11/05/20 (MSCS)	(500,000)	(49,000,000)	(913)
FNCL 2.00% expiration date 12/2020, Strike Price $102.09, Expires 12/07/20 (MSCS)	(300,000)	(29,400,000)	(1,125)
G2SF 2.00% expiration date 11/2020, Strike Price $102.16, Expires 11/12/20 (MSCS)	(5,500,000)	(539,000,000)	(4,793)
G2SF 3.00% expiration date 12/2020, Strike Price $102.19, Expires 12/14/20 (MSCS)	(5,900,000)	(572,300,000)	(9,956)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
G2SF 3.00% expiration date 12/2020, Strike Price $104.00, Expires 12/14/20 (MSCS)	(1,200,000)	$(116,400,000)	$(1,840)
			(20,621)
Put Swaptions — (0.0)%
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $2.50, Expires 01/20/21 (GSC)	1	(1,200,000)	(711)
Sell Protection on Markit CDX.NA.IG.33 Index; Receive 1.00% (Quarterly): Credit Default Swap Maturing 12/20/2024 USD, Strike Price $2.50, Expires 03/17/21 (GSC)	1	(5,200,000)	(6,159)
			(6,870)
Total Written Options (Premiums received $ (110,945))			(36,885)
Liabilities in Excess of Other Assets — (0.5)%			(5,196,369)
NET ASSETS — 100.0%			$1,029,912,242
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2020	(49)	$(7,765,524)	$(6,287)
Euro-Bund	12/2020	(18)	(3,683,088)	(22,557)
Euro-Schatz	12/2020	(122)	(16,061,839)	(5,011)
Short Euro BTP	12/2020	50	6,640,171	18,537
90-Day Eurodollar	12/2020	61	15,212,637	13,725
10-Year U.S. Treasury Note	12/2020	(38)	(5,302,187)	(20,691)
Ultra 10-Year U.S. Treasury Note	12/2020	(27)	(4,317,891)	4,366
Ultra Long U.S. Treasury Bond	12/2020	(20)	(4,436,250)	31,893
Long GILT	12/2020	(35)	(6,147,034)	5,855
2-Year U.S. Treasury Note	12/2020	1,601	353,758,461	131,122
5-Year U.S. Treasury Note	12/2020	(648)	(81,668,249)	(72,663)
90-Day Bank Acceptance	06/2021	303	56,598,457	83,566
5-Year U.S. Treasury Note	06/2022	348	86,799,900	(65,250)
90-Day Bank Acceptance	09/2022	13	2,426,242	1,062
90-Day Bank Acceptance	12/2022	223	41,608,914	22,789
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
90-Day Bank Acceptance	03/2023	15	$2,797,820	$—
Total Futures Contracts outstanding at September 30, 2020			$436,460,540	$120,456
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/05/20	U.S. Dollars	21,958,771	Euro	18,364,000	UBS	$425,603
10/02/20	U.S. Dollars	11,674,938	British Pounds	8,830,000	UBS	281,147
02/03/21	U.S. Dollars	7,251,070	Canadian Dollars	9,464,000	CIBC	139,612
02/03/21	U.S. Dollars	7,983,346	Canadian Dollars	10,520,000	HSBC	78,386
10/02/20	U.S. Dollars	1,390,548	British Pounds	1,049,000	JPM	36,971
10/02/20	U.S. Dollars	2,428,797	Australian Dollars	3,346,275	UBS	32,027
10/02/20	U.S. Dollars	1,416,633	Canadian Dollars	1,849,000	BNP	28,026
10/02/20	U.S. Dollars	2,119,652	Canadian Dollars	2,790,607	HSBC	23,894
10/02/20	Japanese Yen	269,338,007	U.S. Dollars	2,534,560	UBS	19,255
10/02/20	Japanese Yen	342,410,925	U.S. Dollars	3,229,759	BNP	16,920
10/02/20	U.S. Dollars	822,812	Australian Dollars	1,125,725	HSBC	16,511
11/04/20	U.S. Dollars	10,940,214	Euro	9,313,000	BNP	13,068
10/02/20	Japanese Yen	225,980,828	U.S. Dollars	2,130,948	MSCS	11,761
10/02/20	Japanese Yen	155,670,240	U.S. Dollars	1,464,571	HSBC	11,466
10/02/20	U.S. Dollars	528,252	Euro	441,000	JPM	11,201
10/02/20	U.S. Dollars	1,131,523	Canadian Dollars	1,492,609	MSCS	10,567
11/04/20	Japanese Yen	993,400,000	U.S. Dollars	9,412,483	BNP	10,487
10/06/20	U.S. Dollars	411,193	Australian Dollars	560,000	BNP	10,087
03/22/21	U.S. Dollars	842,000	Euro	708,000	HSBC	8,534
12/16/20	New Zealand Dollars	1,187,572	Australian Dollars	1,090,000	WEST	4,701
12/16/20	Euro	680,000	Norwegian Kroner	7,416,436	BOA	3,426
12/16/20	U.S. Dollars	789,681	Euro	670,000	JPM	2,704
10/06/20	Australian Dollars	551,000	U.S. Dollars	392,463	BOA	2,196
12/16/20	Euro	690,000	U.S. Dollars	808,872	RBS	1,597
10/05/20	U.S. Dollars	125,656	Euro	106,000	BOA	1,363
10/05/20	U.S. Dollars	25,052	Euro	21,160	BNP	241
Subtotal Appreciation						$1,201,751
10/05/20	U.S. Dollars	63,249	Euro	54,000	HSBC	$(70)
10/05/20	U.S. Dollars	94,423	Euro	81,000	CIBC	(555)
03/22/21	Euro	800,000	U.S. Dollars	943,108	HSBC	(1,338)
11/04/20	U.S. Dollars	392,491	Australian Dollars	551,000	BOA	(2,196)
12/16/20	Australian Dollars	1,090,000	New Zealand Dollars	1,186,616	JPM	(4,068)
12/16/20	Euro	670,000	U.S. Dollars	791,847	BOA	(4,870)
12/16/20	U.S. Dollars	804,522	Euro	690,000	BOA	(5,947)
10/02/20	British Pounds	256,000	U.S. Dollars	339,880	BNP	(9,551)
03/22/21	U.S. Dollars	2,578,980	Euro	2,200,000	HSBC	(10,885)
11/04/20	U.S. Dollars	10,912,275	Euro	9,313,000	UBS	(14,871)
12/16/20	Norwegian Kroner	7,271,061	Euro	680,000	JPM	(19,016)
Subtotal Depreciation						$(73,367)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$1,128,384

See Notes to Schedules of Investments.

Swap Agreements outstanding at September 30, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 7.5% due 10/28/2027 (Pay Quarterly)	(1.00)%	6/20/2024	MS	USD	1,600,000	$(41,494)	$(35,993)	$(5,501)
						$(41,494)	$(35,993)	$(5,501)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.32 Index (Pay Quarterly)	(1.00)%	6/20/2024	USD	10,100,000	$(90,576)	$(198,363)	$107,787
Markit CDX.NA.IG.33 Index (Pay Quarterly)	(1.00)%	12/20/2024	USD	27,050,000	(225,875)	(698,526)	472,651
Markit CDX.NA.IG.34 Index (Pay Quarterly)	1.00%	6/20/2025	USD	6,200,000	(44,073)	(89,933)	45,860
					$(360,524)	$(986,822)	$626,298

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
1-Month LIBOR + .098% (Quarterly)	3-Month LIBOR (Quarterly)	1/13/2023	USD	25,000,000	$2,532	$—	$2,532
Subtotal Appreciation					$2,532	$ —	$2,532
2.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/18/2029	USD	12,500,000	$(2,465,149)	$(878,595)	$(1,586,554)
1.63% (Semiannually)	3-Month LIBOR (Quarterly)	1/6/2030	USD	800,000	(72,164)	(4,194)	(67,970)
Subtotal Depreciation					$(2,537,313)	$(882,789)	$(1,654,524)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2020					$(2,534,781)	$(882,789)	$(1,651,992)
See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$45,299,578	$—	$45,299,578	$—
Asset-Backed Securities	161,270,615	—	161,160,619	109,996
Corporate Bonds	230,891,736	—	230,197,701	694,035
Foreign Bonds	142,881,101	—	142,881,101	—
Money Market Funds	60,696,970	60,696,970	—	—
Mortgage-Backed Securities	187,528,466	—	187,528,466	—
Municipal Bonds	3,565,786	—	3,565,786	—
U.S. Treasury Obligations	203,011,244	—	203,011,244	—
Total Assets - Investments in Securities	$1,035,145,496	$60,696,970	$973,644,495	$804,031
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,201,751	$—	$1,201,751	$—
Futures Contracts	312,915	312,915	—	—
Swap Agreements	628,830	—	628,830	—
Total Assets - Other Financial Instruments	$2,143,496	$312,915	$1,830,581	$ —
Liabilities:
Investments in Securities:
Written Options:
Call Options	$(9,394)	$—	$(9,394)	$—
Put Options	(20,621)	—	(20,621)	—
Put Swaptions	(6,870)	—	(6,870)	—
Total Written Options	(36,885)	—	(36,885)	—
Total Liabilities - Investments in Securities	$(36,885)	$ —	$(36,885)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(73,367)	$—	$(73,367)	$—
Futures Contracts	(192,459)	(192,459)	—	—
Swap Agreements	(1,660,025)	—	(1,660,025)	—
Total Liabilities - Other Financial Instruments	$(1,925,851)	$(192,459)	$(1,733,392)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.

See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Mortgage Corporation
0.70%, 08/18/25	$14,300,000	$14,252,578
Federal National Mortgage Association
6.63%, 11/15/30	670,000	1,030,257
Total Agency Obligations (Cost $15,112,767)		15,282,835
ASSET-BACKED SECURITIES — 5.0%
Access Group, Inc., Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.70%), 0.85%, 07/25/56 144A †	208,295	204,869
AGL Core CLO 8, Ltd., Series 2020-8A, Class A1
(Floating, ICE LIBOR USD 3M + 1.50%, 1.50% Floor), 1.75%, 10/20/31 144A †	390,000	390,000
Allegro CLO XI, Ltd., Series 2019-2A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.39%, 1.39% Floor), 1.66%, 01/19/33 144A †	500,000	502,715
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 0.60%, 01/25/36†	2,900,000	2,860,145
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.01%), 1.28%, 04/30/31 144A †	710,000	701,984
Apex Credit CLO, Ltd., Series 2017-1A, Class A1
(Floating, ICE LIBOR USD 3M + 1.47%, 1.47% Floor), 1.73%, 04/24/29 144A †	295,811	294,973
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, ICE LIBOR USD 3M + 1.22%, 1.22% Floor), 2.82%, 04/15/33 144A †	1,500,000	1,496,451
Ares XLIII CLO, Ltd., Series 2017-43A, Class A
(Floating, ICE LIBOR USD 3M + 1.22%), 1.50%, 10/15/29 144A †	250,000	249,513
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, ICE LIBOR USD 3M + 3.15%), 3.42%, 04/20/31 144A †	750,000	716,032
Ballyrock CLO, Ltd., Series 2019-2A, Class A1B
(Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor), 2.00%, 11/20/30 144A †	500,000	500,768
	Par	Value
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	$987,868	$697,273
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,079,265	1,546,167
Benefit Street Partners CLO II, Ltd., Series 2013-IIA, Class A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 1.53%, 07/15/29 144A †	1,399,255	1,392,501
BlueMountain CLO, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 1.60%, 04/13/27 144A †	148,531	148,625
BlueMountain CLO, Ltd., Series 2016-1A, Class CR
(Floating, ICE LIBOR USD 3M + 1.85%), 2.12%, 04/20/27 144A †	800,000	760,418
BSPRT Issuer, Ltd., Series 2018-FL4, Class A
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.20%, 09/15/35 144A †	2,600,000	2,574,192
Canyon CLO, Ltd., Series 2020-1A, Class B
(Floating, ICE LIBOR USD 3M + 2.75%, 2.75% Floor), 3.15%, 07/15/28 144A †	750,000	754,296
Carlyle Global Market Strategies CLO, Ltd., Series 2014-3RA, Class A1A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.29%, 07/27/31 144A †	317,387	314,072
CarMax Auto Owner Trust, Series 2017-2, Class A3
1.93%, 03/15/22	298,300	299,001
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(Floating, ICE LIBOR USD 1M + 0.98%, 0.65% Floor), 1.12%, 05/25/35†	2,356,424	2,353,132
Catamaran CLO, Ltd., Series 2013-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.85%), 1.09%, 01/27/28 144A †	1,403,001	1,395,976
Community Funding CLO, Series 2015-1A, Class A
5.75%, 11/01/27 144A STEP	846,785	856,287
Countrywide Asset-Backed Certificates, Series 2006-1, Class AV3
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.45%, 07/25/36†	491,760	488,103

See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Credit Suisse European Mortgage Capital, Ltd., Series 2019-1OTF, Class A
(Floating, ICE LIBOR USD 3M + 2.90%), 3.17%, 08/09/24 144A †	$985,000	$976,350
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.75%, 0.50% Floor), 0.90%, 03/25/34†	218,002	217,358
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, ICE LIBOR USD 1M + 0.24%, 0.24% Floor, 16.00% Cap), 0.39%, 12/15/35†	38,213	36,800
CWHEQ Revolving Home Equity Loan Trust, Series 2006-E, Class 2A
(Floating, ICE LIBOR USD 1M + 0.14%, 0.14% Floor, 16.00% Cap), 0.29%, 07/15/36†	125,854	121,444
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR
(Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor), 1.48%, 07/15/30 144A †	250,000	249,176
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.20%), 1.35%, 12/27/66 144A †	1,418,021	1,420,483
Elmwood CLO IV, Ltd., Series 2020-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 2.42%, 04/15/33 144A †	3,800,000	3,801,200
Federal National Mortgage Association Grantor Trust, Series 2017-T1
2.90%, 06/25/27	99,691	110,692
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, ICE LIBOR USD 1M + 0.41%, 0.41% Floor), 0.56%, 02/27/35 144A †	462,253	420,086
Flagship Credit Auto Trust, Series 2019-3, Class A
2.33%, 02/15/24 144A	1,222,053	1,240,470
GMACM Home Equity Loan Trust, Series 2007-HE3, Class 2A1
7.00%, 09/25/37† γ	50,969	51,349
GoldenTree Loan Opportunities IX, Ltd., Series 2014-9A, Class AR2
(Floating, ICE LIBOR USD 3M + 1.11%, 1.11% Floor), 1.38%, 10/29/29 144A †	1,000,000	1,000,714
Golub Capital Partners CLO 45M, Ltd., Series 2019-45A, Class A
(Floating, ICE LIBOR USD 3M + 1.72%, 1.72% Floor), 1.99%, 10/20/31 144A †	250,000	248,380
	Par	Value
Greywolf CLO V, Ltd., Series 2015-1A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.16%, 1.16% Floor), 1.40%, 01/27/31 144A †	$500,000	$496,716
Halcyon Loan Advisors Funding, Ltd., Series 2015-2A, Class AR
(Floating, ICE LIBOR USD 3M + 1.08%, 1.08% Floor), 1.32%, 07/25/27 144A †	393,413	392,413
Halsey Point CLO I, Ltd., Series 2019-1A, Class A1A1
(Floating, ICE LIBOR USD 3M + 1.35%, 1.35% Floor), 1.62%, 01/20/33 144A †	480,000	479,479
Higher Education Funding I, Series 2014-1, Class A
(Floating, ICE LIBOR USD 3M + 1.05%), 1.30%, 05/25/34 144A †	768,313	767,264
Jackson Mill CLO, Ltd., Series 2015-1A, Class DR
(Floating, ICE LIBOR USD 3M + 2.80%, 2.80% Floor), 3.08%, 04/15/27 144A †	750,000	671,905
KKR CLO, Ltd., Series 21, Class A
(Floating, ICE LIBOR USD 3M + 1.00%), 1.28%, 04/15/31 144A †	550,000	545,095
KREF, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor), 1.25%, 06/15/36 144A †	1,450,000	1,440,851
LCM XVIII LP, Series 19A, Class AR
(Floating, ICE LIBOR USD 3M + 1.24%, 1.24% Floor), 1.52%, 07/15/27 144A †	250,000	250,346
LP Credit Card ABS Master Trust, Series 2018-1, Class A
(Floating, ICE LIBOR USD 1M + 1.55%), 1.74%, 08/20/24 144A †	1,209,083	1,239,419
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%, 0.75% Floor), 1.03%, 04/15/29 144A †	2,750,000	2,715,304
Magnetite VIII, Ltd., Series 2014-8A, Class CR2
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 2.13%, 04/15/31 144A †	500,000	484,944
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
2.91%, 07/25/59 144A † γ	310,539	324,218
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.83%, 10/25/35†	415,168	411,989
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	886,663	914,130

See Notes to Schedules of Investments.

	Par	Value
Navient Student Loan Trust, Series 2016-6A, Class A3
(Floating, ICE LIBOR USD 1M + 1.30%), 1.45%, 03/25/66 144A †	$6,000,000	$6,062,657
Navient Student Loan Trust, Series 2016-7A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%), 1.30%, 03/25/66 144A †	398,534	399,138
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, ICE LIBOR USD 1M + 1.05%), 1.20%, 12/27/66 144A †	1,325,690	1,312,488
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, ICE LIBOR USD 1M + 1.05%, 1.05% Floor), 1.20%, 06/25/69 144A †	2,290,000	2,323,016
Ocean Trails CLO IX, Series 2020-9A, Class A1
(Floating, ICE LIBOR USD 3M + 1.87%, 1.87% Floor), 2.15%, 10/15/29 144A †	1,080,000	1,075,839
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, ICE LIBOR USD 3M + 0.97%), 1.25%, 04/15/31 144A †	700,000	700,091
Octagon Investment Partners 45, Ltd., Series 2019-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.33%, 1.33% Floor), 1.61%, 10/15/32 144A †	750,000	753,932
OHA Credit Funding 7, Ltd., Series 2020-7A, Class A
(Floating, ICE LIBOR USD 3M + 1.25%, 1.25% Floor), 1.50%, 10/19/32 144A †	270,000	270,338
OHA Loan Funding, Ltd., Series 2015-1A, Class A1R2
(Floating, ICE LIBOR USD 3M + 1.34%, 1.34% Floor), 1.62%, 11/15/32 144A †	1,170,000	1,173,362
Orec, Ltd., Series 2018-CRE1, Class A
(Floating, ICE LIBOR USD 1M + 1.18%, 1.18% Floor), 1.33%, 06/15/36 144A †	750,000	742,946
Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L
(Floating, ICE LIBOR USD 3M + 1.80%), 2.07%, 04/20/32 144A †	600,000	595,970
PHEAA Student Loan Trust, Series 2012-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.55%), 0.70%, 05/25/57 144A †	522,801	511,027
	Par	Value
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.30%, 09/25/65 144A †	$478,124	$478,458
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.95%), 1.10%, 11/25/65 144A †	429,672	429,257
RAMP Trust, Series 2005-EFC6, Class M2
(Floating, ICE LIBOR USD 1M + 0.65%, 0.43% Floor, 14.00% Cap), 0.79%, 11/25/35†	805,884	804,519
Recette CLO, Ltd., Series 2015-1A, Class AR
(Floating, ICE LIBOR USD 3M + 0.92%), 1.19%, 10/20/27 144A †	159,381	159,331
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.62%, 05/15/23	1,700,000	1,702,337
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, ICE LIBOR USD 1M + 0.80%, 0.53% Floor, 10.28% Cap), 0.94%, 03/25/35†	192,141	188,368
SBA Small Business Investment Cos., Series 2018-10B, Class 1
3.55%, 09/10/28	167,914	180,452
Scholar Funding Trust, Series 2010-A, Class A
(Floating, ICE LIBOR USD 3M + 0.75%), 1.00%, 10/28/41 144A †	208,042	202,936
Shackleton CLO, Ltd., Series 2014-6RA, Class A
(Floating, ICE LIBOR USD 3M + 1.02%, 1.02% Floor), 1.29%, 07/17/28 144A †	490,398	489,797
SLC Student Loan Trust, Series 2005-3, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.37%, 06/15/29†	418,643	415,522
SLM Student Loan Trust, Series 2003-10A, Class A3
(Floating, ICE LIBOR USD 3M + 0.47%), 0.72%, 12/15/27 144A †	1,290,890	1,283,641
SLM Student Loan Trust, Series 2005-4, Class A3
(Floating, ICE LIBOR USD 3M + 0.12%), 0.36%, 01/25/27†	75,643	74,979
SLM Student Loan Trust, Series 2005-5, Class A4
(Floating, ICE LIBOR USD 3M + 0.14%, 0.14% Floor), 0.38%, 10/25/28†	519,943	515,947
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
SLM Student Loan Trust, Series 2007-1, Class A5
(Floating, ICE LIBOR USD 3M + 0.09%), 0.33%, 01/26/26†	$1,042,755	$1,040,812
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	650,000	651,037
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.10%), 1.34%, 07/26/31 144A †	500,000	493,733
Soundview Home Loan Trust, Series 2006-OPT2, Class A3
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.33%, 05/25/36†	57,705	57,751
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1
(Floating, ICE LIBOR USD 1M + 0.93%, 0.62% Floor), 1.08%, 07/25/35†	1,188,201	1,182,619
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, ICE LIBOR USD 1M + 0.78%, 0.52% Floor), 0.93%, 02/25/35 144A †	2,700,000	2,709,289
TIAA CLO II, Ltd., Series 2017-1A, Class A
(Floating, ICE LIBOR USD 3M + 1.28%), 1.55%, 04/20/29 144A †	3,950,000	3,949,808
Tralee CLO III, Ltd., Series 2014-3A, Class AR
(Floating, ICE LIBOR USD 3M + 1.03%), 1.30%, 10/20/27 144A †	573,976	573,324
Tralee CLO VI, Ltd., Series 2019-6A, Class AS
(Floating, ICE LIBOR USD 3M + 1.30%), 1.54%, 10/25/32 144A †	620,000	631,428
Tryon Park CLO, Ltd., Series 2013-1A, Class A1SR
(Floating, ICE LIBOR USD 3M + 0.89%), 1.17%, 04/15/29 144A †	2,440,000	2,424,022
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	213,068	227,129
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	212,316	232,661
Utah State Board of Regents, Series 2015-1, Class A
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.75%, 02/25/43†	326,642	323,678
	Par	Value
Venture 39 CLO, Ltd., Series 2020-39A, Class A1
(Floating, ICE LIBOR USD 3M + 1.28%, 1.28% Floor), 2.03%, 04/15/33 144A †	$2,525,000	$2,525,008
Vibrant CLO VI, Ltd., Series 2017-6A, Class A
(Floating, ICE LIBOR USD 3M + 1.24%), 1.47%, 06/20/29 144A †	2,750,000	2,740,259
Voya CLO, Ltd., Series 2016-3A, Class A1R
(Floating, ICE LIBOR USD 3M + 1.19%), 1.46%, 10/18/31 144A †	500,000	498,718
Voya CLO, Ltd., Series 2017-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 1.50%, 07/20/30 144A †	4,150,000	4,152,348
Voya CLO, Ltd., Series 2018-3A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.15%, 1.15% Floor), 1.43%, 10/15/31 144A †	1,500,000	1,494,289
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, ICE LIBOR USD 3M + 1.06%, 1.06% Floor), 1.34%, 04/15/31 144A †	1,700,000	1,690,710
Wellfleet CLO, Ltd., Series 2020-2A, Class A
(Floating, ICE LIBOR USD 3M + 1.85%, 1.85% Floor), 2.05%, 07/15/31 144A †	510,000	506,972
Whitebox CLO II, Ltd., Series 2020-2A, Class A1
(Floating, ICE LIBOR USD 3M + 1.75%), 1.99%, 10/24/31 144A †	620,000	623,100
Whitehorse XII, Ltd., Series 2018-12A, Class D
(Floating, ICE LIBOR USD 3M + 3.65%, 3.65% Floor), 3.93%, 10/15/31 144A †	750,000	725,422
Zais CLO 13, Ltd., Series 2019-13A, Class A1A
(Floating, ICE LIBOR USD 3M + 1.49%), 1.77%, 07/15/32 144A †	250,000	242,893
Total Asset-Backed Securities (Cost $95,772,596)		95,069,426
CORPORATE BONDS — 32.6%
3M Co.
2.38%, 08/26/29	210,000	227,305
3.05%, 04/15/30	50,000	57,231
3.70%, 04/15/50	790,000	960,887
Abbott Laboratories
3.75%, 11/30/26	148,000	172,043

See Notes to Schedules of Investments.

	Par	Value
4.75%, 11/30/36	$200,000	$268,019
4.90%, 11/30/46	210,000	298,723
Acadia Healthcare Co., Inc.
5.63%, 02/15/23	634,000	639,614
Activision Blizzard, Inc.
3.40%, 09/15/26	1,300,000	1,483,448
Adobe, Inc.
2.30%, 02/01/30	650,000	700,716
AEP Transmission Co. LLC
3.65%, 04/01/50	75,000	87,873
Aetna, Inc.
2.80%, 06/15/23	50,000	52,729
Agree LP REIT
2.90%, 10/01/30	175,000	182,054
Air Lease Corporation
3.38%, 07/01/25	655,000	670,038
3.75%, 06/01/26	875,000	890,956
3.25%, 10/01/29	45,000	42,850
Air Products and Chemicals, Inc.
2.80%, 05/15/50	50,000	53,599
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,700,000	1,778,625
Alexandria Real Estate Equities, Inc. REIT
3.80%, 04/15/26	900,000	1,033,548
2.75%, 12/15/29	1,400,000	1,525,196
3.38%, 08/15/31	360,000	406,590
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	424,276
Alliant Energy Finance LLC
3.75%, 06/15/23 144A	275,000	295,497
4.25%, 06/15/28 144A	75,000	87,304
Ally Financial, Inc.
1.45%, 10/02/23Δ	250,000	249,906
Alphabet, Inc.
0.45%, 08/15/25	60,000	59,886
2.00%, 08/15/26	65,000	69,790
0.80%, 08/15/27	130,000	129,658
1.10%, 08/15/30	150,000	149,686
2.05%, 08/15/50	230,000	216,466
Amazon.com, Inc.
0.80%, 06/03/25	310,000	314,222
1.20%, 06/03/27	390,000	396,037
3.15%, 08/22/27	270,000	308,231
1.50%, 06/03/30	360,000	368,368
4.80%, 12/05/34	1,750,000	2,415,216
3.88%, 08/22/37	200,000	249,637
4.95%, 12/05/44	220,000	313,787
4.05%, 08/22/47	290,000	378,099
2.50%, 06/03/50	310,000	318,187
4.25%, 08/22/57	160,000	219,365
Ambac LSNI LLC
(Floating, ICE LIBOR USD 3M + 5.00%), 6.00%, 02/12/23 144A †	1,453,228	1,455,044
Amdocs, Ltd.
2.54%, 06/15/30	1,975,000	2,054,639
	Par	Value
Ameren Corporation
3.50%, 01/15/31	$125,000	$143,248
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	817,112	682,131
American Campus Communities Operating Partnership LP REIT
3.75%, 04/15/23	525,000	552,518
3.88%, 01/30/31	175,000	191,663
American Electric Power Co., Inc.
2.30%, 03/01/30	750,000	771,886
American Express Co.
2.50%, 07/30/24	170,000	181,196
3.00%, 10/30/24	35,000	38,010
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	369,017
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.45%), 0.73%, 02/15/22†	3,200,000	3,208,690
2.90%, 02/16/24	55,000	58,922
American International Group, Inc.
4.13%, 02/15/24	75,000	83,186
2.50%, 06/30/25	150,000	160,436
3.90%, 04/01/26	825,000	941,885
4.20%, 04/01/28	1,850,000	2,148,174
3.40%, 06/30/30	625,000	693,807
6.25%, 03/15/37	278,000	307,031
American Tower Corporation REIT
5.00%, 02/15/24	30,000	33,950
3.38%, 05/15/24	825,000	893,832
3.38%, 10/15/26	1,500,000	1,662,407
2.10%, 06/15/30	525,000	529,759
American Tower Trust #1 REIT
3.07%, 03/15/23 144A	940,000	961,110
Amgen, Inc.
3.63%, 05/22/24	50,000	55,075
4.66%, 06/15/51	34,000	44,342
Anthem, Inc.
2.95%, 12/01/22	390,000	410,287
3.35%, 12/01/24	130,000	142,952
3.65%, 12/01/27	250,000	285,214
4.10%, 03/01/28	35,000	40,753
Apache Corporation
3.25%, 04/15/22	24,000	23,726
4.38%, 10/15/28	50,000	45,844
4.25%, 01/15/30	60,000	54,168
5.10%, 09/01/40	180,000	161,550
4.75%, 04/15/43	40,000	35,675
4.25%, 01/15/44	300,000	255,750
Apple, Inc.
2.00%, 11/13/20	260,000	260,547
1.55%, 08/04/21Δ	20,000	20,197
3.00%, 02/09/24	50,000	53,874
3.45%, 05/06/24	30,000	33,096
2.85%, 05/11/24	40,000	43,197
1.13%, 05/11/25	630,000	645,709
2.45%, 08/04/26	595,000	648,901
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.90%, 09/12/27	$3,050,000	$3,423,772
4.50%, 02/23/36	10,000	13,372
Applied Materials, Inc.
1.75%, 06/01/30	300,000	309,920
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	697,371
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	266,807
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	172,301
Arrow Electronics, Inc.
4.50%, 03/01/23	1,200,000	1,283,041
AT&T, Inc.
4.45%, 04/01/24	725,000	810,430
4.13%, 02/17/26	1,000,000	1,147,443
3.80%, 02/15/27	40,000	45,192
4.25%, 03/01/27	1,460,000	1,696,987
2.30%, 06/01/27	2,380,000	2,497,836
1.65%, 02/01/28	540,000	542,299
4.10%, 02/15/28	60,000	69,549
2.75%, 06/01/31	1,700,000	1,798,494
2.25%, 02/01/32	1,700,000	1,706,285
5.25%, 03/01/37	225,000	281,964
4.90%, 08/15/37	200,000	242,251
3.50%, 06/01/41	400,000	422,108
3.10%, 02/01/43	570,000	559,068
4.35%, 06/15/45	94,000	105,646
5.45%, 03/01/47	575,000	747,361
4.50%, 03/09/48	197,000	226,823
3.50%, 09/15/53 144A	1,848,000	1,795,331
3.55%, 09/15/55 144A	301,000	293,166
3.65%, 09/15/59 144A	37,000	36,535
AutoNation, Inc.
4.75%, 06/01/30	225,000	265,510
Avangrid, Inc.
3.20%, 04/15/25	275,000	302,738
Baker Hughes a GE Co. LLC
4.08%, 12/15/47	35,000	35,110
Bank of America Corporation
3.30%, 01/11/23	120,000	127,449
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23^	329,000	345,606
(Floating, ICE LIBOR USD 3M + 0.79%), 1.04%, 03/05/24†	1,500,000	1,506,849
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 03/05/24^	560,000	596,727
4.00%, 04/01/24	420,000	465,842
(Floating, ICE LIBOR USD 3M + 0.96%), 1.22%, 07/23/24†	900,000	911,327
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 07/23/24^	600,000	650,226
4.20%, 08/26/24	1,295,000	1,443,473
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24ρ ^	300,000	321,197
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24ρ ^	150,000	166,785
4.00%, 01/22/25	440,000	490,454
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25^	2,200,000	2,374,504
	Par	Value
4.45%, 03/03/26	$420,000	$484,760
3.50%, 04/19/26	1,260,000	1,413,559
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	60,000	60,549
4.25%, 10/22/26	480,000	556,559
3.25%, 10/21/27	875,000	969,071
4.18%, 11/25/27	825,000	946,777
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28^	860,000	966,420
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	694,000	773,264
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 07/23/29^	525,000	616,691
(Variable, ICE LIBOR USD 3M + 1.19%), 2.88%, 10/22/30^	500,000	540,912
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	75,000	79,017
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31^	4,635,000	4,943,886
6.11%, 01/29/37	500,000	707,438
(Variable, ICE LIBOR USD 3M + 1.81%), 4.24%, 04/24/38^	30,000	36,604
(Variable, U.S. SOFR + 1.93%), 2.68%, 06/19/41^	35,000	35,931
5.00%, 01/21/44	790,000	1,092,544
(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 01/23/49Δ ^	270,000	329,391
(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 03/15/50^	195,000	248,800
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	990,000	1,232,784
Barrick North America Finance LLC
5.70%, 05/30/41	150,000	212,420
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	200,000	220,260
Becton, Dickinson and Co.
3.36%, 06/06/24	830,000	898,698
3.73%, 12/15/24	171,000	188,836
3.70%, 06/06/27	685,000	777,130
2.82%, 05/20/30	650,000	702,421
4.69%, 12/15/44	270,000	334,608
4.67%, 06/06/47	575,000	712,327
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	400,000	454,136
3.70%, 07/15/30 144A	400,000	471,930
6.13%, 04/01/36	25,000	35,728
4.25%, 10/15/50 144A	50,000	62,593
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30Δ	725,000	759,464
4.25%, 01/15/49	460,000	600,709
Block Financial LLC
3.88%, 08/15/30	1,600,000	1,616,600
BMW US Capital LLC
1.85%, 09/15/21 144A	60,000	60,742
Boeing Co. (The)
4.88%, 05/01/25	850,000	926,222
2.70%, 02/01/27	70,000	68,368
2.80%, 03/01/27	110,000	107,487

See Notes to Schedules of Investments.

	Par	Value
5.15%, 05/01/30	$580,000	$653,644
3.60%, 05/01/34	35,000	33,784
3.25%, 02/01/35	650,000	611,667
6.63%, 02/15/38	210,000	253,313
3.55%, 03/01/38	70,000	63,927
5.71%, 05/01/40	340,000	402,557
3.75%, 02/01/50	240,000	220,394
5.81%, 05/01/50	1,825,000	2,216,351
5.93%, 05/01/60	240,000	298,583
Booking Holdings, Inc.
4.10%, 04/13/25	175,000	197,116
Boston Properties LP REIT
4.50%, 12/01/28	930,000	1,095,422
Boston Scientific Corporation
3.45%, 03/01/24	40,000	43,398
2.65%, 06/01/30	1,900,000	2,020,611
BP Capital Markets America, Inc.
2.94%, 04/06/23	30,000	31,747
3.22%, 11/28/23	370,000	397,976
3.79%, 02/06/24	50,000	54,857
3.12%, 05/04/26	570,000	629,750
4.23%, 11/06/28	1,550,000	1,840,350
3.63%, 04/06/30	490,000	563,457
3.00%, 02/24/50	620,000	599,694
Brighthouse Financial, Inc.
3.70%, 06/22/27	800,000	831,084
Bristol-Myers Squibb Co.
2.25%, 08/15/21	270,000	274,842
2.60%, 05/16/22	300,000	311,359
3.55%, 08/15/22	170,000	180,437
2.90%, 07/26/24	750,000	813,011
3.88%, 08/15/25	1,735,000	1,980,307
3.20%, 06/15/26	120,000	135,526
3.40%, 07/26/29	500,000	583,235
5.00%, 08/15/45	110,000	155,180
4.25%, 10/26/49	75,000	99,033
Broadcom Corporation
3.13%, 01/15/25	625,000	666,430
3.88%, 01/15/27	3,025,000	3,355,964
3.50%, 01/15/28	28,000	30,281
Broadcom, Inc.
2.25%, 11/15/23	410,000	426,577
3.63%, 10/15/24	950,000	1,036,432
4.70%, 04/15/25	1,985,000	2,257,876
3.15%, 11/15/25	470,000	509,667
4.25%, 04/15/26	1,975,000	2,226,696
3.46%, 09/15/26	3,431,000	3,762,315
Calpine Corporation
4.50%, 02/15/28 144A	495,000	507,781
Camden Property Trust REIT
3.15%, 07/01/29	65,000	72,328
Cameron LNG LLC
2.90%, 07/15/31 144A	90,000	99,141
3.30%, 01/15/35 144A	610,000	690,195
Capital One Financial Corporation
3.50%, 06/15/23	325,000	347,781
3.90%, 01/29/24	65,000	70,816
	Par	Value
3.30%, 10/30/24	$345,000	$374,287
Carrier Global Corporation
1.92%, 02/15/23 144A	80,000	82,358
2.24%, 02/15/25 144A	240,000	250,617
2.49%, 02/15/27 144A	1,265,000	1,325,387
2.72%, 02/15/30 144A	2,175,000	2,280,656
2.70%, 02/15/31 144A	120,000	125,353
3.38%, 04/05/40 144A	130,000	136,686
3.58%, 04/05/50 144A	140,000	149,550
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 144A	130,000	135,420
CenterPoint Energy, Inc.
4.25%, 11/01/28	700,000	835,125
CH Robinson Worldwide, Inc.
4.20%, 04/15/28	1,500,000	1,752,334
Charles Schwab Corporation (The)
3.25%, 05/22/29	10,000	11,508
Charter Communications Operating LLC
4.46%, 07/23/22	1,700,000	1,800,715
4.91%, 07/23/25	8,890,000	10,289,488
4.20%, 03/15/28	510,000	579,539
5.05%, 03/30/29	460,000	552,111
6.38%, 10/23/35	15,000	20,613
6.48%, 10/23/45	140,000	188,169
4.80%, 03/01/50	130,000	148,561
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	30,000	33,439
Chevron Corporation
2.90%, 03/03/24	65,000	69,866
1.55%, 05/11/25	2,210,000	2,292,623
2.95%, 05/16/26	350,000	390,503
2.00%, 05/11/27	100,000	105,933
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,593,022
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	90,128
3.35%, 05/03/26	120,000	136,085
Cigna Corporation
3.40%, 09/17/21	240,000	247,062
3.75%, 07/15/23	539,000	584,554
4.13%, 11/15/25	180,000	206,677
4.38%, 10/15/28	460,000	547,934
2.40%, 03/15/30	1,250,000	1,299,083
4.80%, 08/15/38	455,000	566,581
3.20%, 03/15/40	750,000	798,496
4.90%, 12/15/48	500,000	651,185
Cimarex Energy Co.
3.90%, 05/15/27	650,000	655,637
4.38%, 03/15/29	300,000	310,827
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	186,276
3.70%, 04/01/27	190,000	219,470
Cisco Systems, Inc.
5.50%, 01/15/40	75,000	111,570
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ ^	$170,000	$175,112
3.50%, 05/15/23	1,000,000	1,069,290
(Variable, U.S. SOFR + 1.67%), 1.68%, 05/15/24^	2,190,000	2,245,494
(Variable, ICE LIBOR USD 3M + 1.02%), 4.04%, 06/01/24^	620,000	672,109
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	650,000	682,200
4.40%, 06/10/25	450,000	508,283
5.50%, 09/13/25	290,000	344,132
(Variable, U.S. SOFR + 2.75%), 3.11%, 04/08/26^	190,000	206,081
3.40%, 05/01/26	2,075,000	2,308,178
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26ρ ^	150,000	166,730
3.20%, 10/21/26	500,000	552,286
4.30%, 11/20/26	1,675,000	1,922,189
4.45%, 09/29/27	1,080,000	1,253,892
(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 07/24/28^	150,000	168,822
4.13%, 07/25/28	2,425,000	2,796,940
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	790,000	948,879
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	590,000	619,689
6.63%, 06/15/32	50,000	69,918
8.13%, 07/15/39	60,000	104,560
6.68%, 09/13/43	10,000	15,394
5.30%, 05/06/44	24,000	32,051
4.65%, 07/30/45	919,000	1,205,397
4.75%, 05/18/46	40,000	50,280
4.65%, 07/23/48	160,000	211,736
Citizens Financial Group, Inc.
2.85%, 07/27/26	65,000	71,504
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25Δ	1,820,000	2,001,973
Coca-Cola Co. (The)
2.95%, 03/25/25	105,000	115,521
2.88%, 10/27/25Δ	65,000	72,211
3.38%, 03/25/27	120,000	137,770
1.45%, 06/01/27	265,000	273,042
2.50%, 06/01/40	20,000	21,053
2.60%, 06/01/50	130,000	131,210
2.50%, 03/15/51	150,000	150,330
Comcast Corporation
3.10%, 04/01/25	245,000	270,284
3.38%, 08/15/25	275,000	306,879
3.95%, 10/15/25	477,000	548,113
3.15%, 03/01/26	130,000	145,351
3.30%, 02/01/27	344,000	388,657
3.30%, 04/01/27	1,710,000	1,935,817
4.15%, 10/15/28	970,000	1,170,460
3.40%, 04/01/30	150,000	173,499
4.25%, 10/15/30	810,000	995,531
5.65%, 06/15/35	420,000	598,498
6.50%, 11/15/35	30,000	45,553
3.90%, 03/01/38	30,000	35,690
	Par	Value
3.25%, 11/01/39	$400,000	$446,086
3.75%, 04/01/40	165,000	193,780
3.40%, 07/15/46	50,000	55,829
4.00%, 03/01/48	40,000	48,684
4.70%, 10/15/48	200,000	267,637
3.45%, 02/01/50	1,220,000	1,383,418
CommonSpirit Health
4.35%, 11/01/42	40,000	43,612
Commonwealth Edison Co.
3.80%, 10/01/42	300,000	353,621
Conagra Brands, Inc.
3.25%, 09/15/22	1,300,000	1,367,755
Concho Resources, Inc.
3.75%, 10/01/27	170,000	183,741
4.30%, 08/15/28	480,000	531,254
ConocoPhillips
6.50%, 02/01/39	40,000	58,657
ConocoPhillips Co.
6.95%, 04/15/29	220,000	305,698
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30	130,000	150,040
3.95%, 04/01/50	140,000	171,646
Continental Resources, Inc.
4.50%, 04/15/23	1,835,000	1,752,113
4.38%, 01/15/28Δ	320,000	277,773
4.90%, 06/01/44	10,000	7,553
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	648,699
Costco Wholesale Corporation
1.60%, 04/20/30	550,000	560,653
Cox Communications, Inc.
3.35%, 09/15/26 144A	45,000	50,115
3.50%, 08/15/27 144A	35,000	39,259
CRH America Finance, Inc.
3.95%, 04/04/28 144A	500,000	568,013
Crown Castle International Corporation REIT
3.15%, 07/15/23	2,325,000	2,474,728
3.10%, 11/15/29	70,000	76,002
3.30%, 07/01/30	525,000	575,070
4.15%, 07/01/50	50,000	57,355
CSC Holdings LLC
3.38%, 02/15/31 144A	780,000	756,210
CSX Corporation
3.25%, 06/01/27	65,000	73,577
3.80%, 04/15/50	25,000	29,921
CVS Health Corporation
3.35%, 03/09/21	112,000	113,472
2.75%, 12/01/22	210,000	219,080
3.70%, 03/09/23	311,000	333,378
2.63%, 08/15/24	205,000	218,708
4.10%, 03/25/25	191,000	215,975
3.88%, 07/20/25	788,000	888,731
3.63%, 04/01/27	200,000	224,329
4.30%, 03/25/28	3,420,000	4,008,079
3.75%, 04/01/30	290,000	331,717

See Notes to Schedules of Investments.

	Par	Value
4.13%, 04/01/40	$80,000	$91,490
5.13%, 07/20/45	250,000	316,828
5.05%, 03/25/48	730,000	934,801
4.25%, 04/01/50	330,000	389,944
CVS Pass-Through Trust
6.94%, 01/10/30	541,583	646,329
CyrusOne LP REIT
2.90%, 11/15/24	1,500,000	1,592,903
D.R. Horton, Inc.
4.38%, 09/15/22	800,000	849,094
DAE Funding LLC
5.00%, 08/01/24 144A Δ	700,000	707,070
Daimler Finance North America LLC
3.75%, 11/05/21 144A	1,600,000	1,654,106
3.40%, 02/22/22 144A	1,700,000	1,760,984
2.55%, 08/15/22 144A	1,700,000	1,754,002
2.70%, 06/14/24 144A	1,900,000	2,011,543
Deere & Co.
3.10%, 04/15/30	50,000	57,228
3.75%, 04/15/50	760,000	957,915
Dell International LLC
4.42%, 06/15/21 144A	626,000	640,874
5.45%, 06/15/23 144A	2,775,000	3,044,124
6.02%, 06/15/26 144A	1,055,000	1,240,227
8.10%, 07/15/36 144A	175,000	230,576
8.35%, 07/15/46 144A	75,000	99,334
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	2,250,000	2,473,967
4.50%, 10/20/25 144A	700,000	719,403
4.75%, 10/20/28 144A	350,000	363,918
Depository Trust & Clearing Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.17%), 3.42%, 12/15/20 144A † ρ	750,000	675,161
Devon Energy Corporation
5.85%, 12/15/25	492,000	551,742
5.60%, 07/15/41	312,000	316,024
4.75%, 05/15/42	340,000	316,776
5.00%, 06/15/45	910,000	866,145
DH Europe Finance II S.a.r.l.
2.20%, 11/15/24	675,000	713,644
2.60%, 11/15/29	225,000	245,098
Diamond Sports Group LLC
5.38%, 08/15/26 144A	405,000	287,516
Diamondback Energy, Inc.
5.38%, 05/31/25	70,000	72,701
3.25%, 12/01/26	90,000	90,419
3.50%, 12/01/29	160,000	155,530
Discover Financial Services
3.75%, 03/04/25	450,000	489,221
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	2,004,787
DISH DBS Corporation
5.88%, 11/15/24	210,000	215,663
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	367,033
4.20%, 05/15/28	400,000	471,021
	Par	Value
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	$675,000	$726,967
3.38%, 04/01/30	225,000	254,307
Duke Energy Corporation
3.75%, 04/15/24	200,000	219,821
3.15%, 08/15/27	550,000	608,385
2.45%, 06/01/30	1,800,000	1,902,006
Duke Energy Ohio, Inc.
3.65%, 02/01/29	350,000	406,957
Duke Realty LP REIT
1.75%, 07/01/30	300,000	299,292
DuPont de Nemours, Inc.
4.21%, 11/15/23	175,000	192,326
4.49%, 11/15/25	350,000	403,613
4.73%, 11/15/28	350,000	420,692
5.32%, 11/15/38	55,000	69,878
5.42%, 11/15/48	25,000	33,537
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	129,747
3.00%, 06/15/50 144A	35,000	35,681
Eaton Corporation
2.75%, 11/02/22	410,000	429,954
4.15%, 11/02/42	200,000	247,266
Ecolab, Inc.
4.80%, 03/24/30	30,000	38,355
3.95%, 12/01/47	68,000	86,217
Elanco Animal Health, Inc.
5.27%, 08/28/23	225,000	241,734
Emory University
1.57%, 09/01/25	1,600,000	1,651,394
Enable Midstream Partners LP
4.95%, 05/15/28	900,000	880,069
Energizer Holdings, Inc.
7.75%, 01/15/27 144A	425,000	465,109
Energy Transfer Operating LP
4.65%, 06/01/21	150,000	152,382
4.20%, 09/15/23	625,000	660,373
4.50%, 04/15/24	230,000	243,898
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.13%), 6.75%, 05/15/25ρ ^	200,000	154,500
5.50%, 06/01/27	1,175,000	1,295,539
4.95%, 06/15/28	110,000	116,631
5.25%, 04/15/29	1,410,000	1,515,831
3.75%, 05/15/30	320,000	310,666
5.30%, 04/15/47	200,000	186,386
6.00%, 06/15/48	50,000	50,424
6.25%, 04/15/49	70,000	72,541
Energy Transfer Partners LP
4.50%, 11/01/23	310,000	330,228
Entercom Media Corporation
6.50%, 05/01/27 144A Δ	175,000	152,873
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,415,451
Enterprise Products Operating LLC
4.15%, 10/16/28	600,000	702,787
3.13%, 07/31/29	100,000	109,288
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.80%, 01/31/30	$570,000	$608,207
7.55%, 04/15/38	50,000	70,208
5.70%, 02/15/42	60,000	76,333
4.85%, 03/15/44	50,000	57,033
4.80%, 02/01/49	30,000	34,766
4.20%, 01/31/50	380,000	405,380
3.70%, 01/31/51	150,000	148,725
3.95%, 01/31/60	120,000	119,241
(Variable, ICE LIBOR USD 3M + 2.78%), 3.02%, 06/01/67†	455,000	351,144
EOG Resources, Inc.
4.15%, 01/15/26	160,000	183,362
4.38%, 04/15/30	40,000	47,242
3.90%, 04/01/35	260,000	291,955
4.95%, 04/15/50	260,000	321,082
EPR Properties REIT
4.75%, 12/15/26	1,200,000	1,144,107
EQM Midstream Partners LP
4.75%, 07/15/23	325,000	324,935
4.13%, 12/01/26	1,800,000	1,718,190
5.50%, 07/15/28	300,000	302,754
EQT Corporation
7.88%, 02/01/25	20,000	22,197
3.90%, 10/01/27	30,000	27,675
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,809,277
Equitable Holdings, Inc.
4.35%, 04/20/28	1,300,000	1,482,351
ERAC USA Finance LLC
4.50%, 08/16/21 144A	709,000	733,041
Estee Lauder Cos., Inc. (The)
3.13%, 12/01/49	30,000	33,095
Exelon Corporation
4.05%, 04/15/30	325,000	382,142
5.63%, 06/15/35	415,000	551,826
4.70%, 04/15/50	25,000	31,962
Exelon Generation Co. LLC
3.25%, 06/01/25	1,615,000	1,768,234
Expedia Group, Inc.
3.60%, 12/15/23 144A	300,000	306,739
6.25%, 05/01/25 144A	1,300,000	1,435,700
4.63%, 08/01/27 144A	150,000	157,930
3.80%, 02/15/28	300,000	303,329
Exxon Mobil Corporation
1.57%, 04/15/23	50,000	51,473
3.18%, 03/15/24	60,000	64,989
2.99%, 03/19/25	660,000	724,314
3.04%, 03/01/26	280,000	309,382
3.48%, 03/19/30	540,000	624,170
4.11%, 03/01/46	230,000	273,747
4.33%, 03/19/50	190,000	239,118
3.45%, 04/15/51	250,000	276,283
Federal Realty Investment Trust REIT
3.50%, 06/01/30	1,900,000	2,061,524
Fidelity National Information Services, Inc.
4.25%, 05/15/28	60,000	71,984
	Par	Value
Fifth Third Bancorp
2.38%, 01/28/25	$375,000	$397,824
FirstEnergy Corporation
4.25%, 03/15/23	290,000	307,927
1.60%, 01/15/26Δ	100,000	99,504
3.90%, 07/15/27	740,000	814,783
2.65%, 03/01/30Δ	750,000	762,702
2.25%, 09/01/30	325,000	318,423
7.38%, 11/15/31	1,825,000	2,561,927
Fiserv, Inc.
2.75%, 07/01/24	1,090,000	1,165,443
3.85%, 06/01/25	65,000	73,311
3.20%, 07/01/26	725,000	806,546
4.20%, 10/01/28	375,000	445,656
Florida Power & Light Co.
3.80%, 12/15/42	425,000	514,173
Ford Motor Credit Co. LLC
5.75%, 02/01/21	200,000	201,750
3.34%, 03/18/21	1,850,000	1,852,775
5.88%, 08/02/21	320,000	326,600
2.98%, 08/03/22	1,800,000	1,777,500
Fox Corporation
4.03%, 01/25/24	515,000	567,500
4.71%, 01/25/29	470,000	564,356
3.50%, 04/08/30	125,000	141,493
5.48%, 01/25/39	325,000	435,817
5.58%, 01/25/49	80,000	110,867
Freeport-McMoRan, Inc.
3.88%, 03/15/23	10,000	10,322
4.55%, 11/14/24	10,000	10,773
5.45%, 03/15/43	192,000	213,243
GE Capital Funding LLC
4.05%, 05/15/27 144A Δ	1,900,000	2,050,552
General Dynamics Corporation
3.25%, 04/01/25	30,000	33,235
3.50%, 05/15/25	40,000	44,931
4.25%, 04/01/40	60,000	75,748
4.25%, 04/01/50	180,000	236,606
General Electric Co.
3.15%, 09/07/22	230,000	240,302
2.70%, 10/09/22	75,000	77,804
3.10%, 01/09/23	250,000	262,437
3.45%, 05/01/27	195,000	206,761
3.63%, 05/01/30	525,000	545,206
6.75%, 03/15/32	80,000	100,727
6.88%, 01/10/39	555,000	714,573
4.25%, 05/01/40	325,000	330,811
4.35%, 05/01/50	1,105,000	1,130,415
General Mills, Inc.
4.20%, 04/17/28	600,000	709,260
General Motors Co.
5.40%, 10/02/23	535,000	590,341
4.00%, 04/01/25	200,000	215,317
6.13%, 10/01/25	190,000	221,049
6.60%, 04/01/36	35,000	42,640
5.15%, 04/01/38	50,000	53,159

See Notes to Schedules of Investments.

	Par	Value
5.95%, 04/01/49	$50,000	$58,759
General Motors Financial Co., Inc.
2.45%, 11/06/20	130,000	130,210
4.38%, 09/25/21	400,000	412,748
3.45%, 04/10/22	230,000	236,516
5.20%, 03/20/23	1,900,000	2,062,886
5.10%, 01/17/24	60,000	65,559
4.30%, 07/13/25	300,000	326,570
4.35%, 01/17/27	560,000	609,026
5.65%, 01/17/29	100,000	116,728
Genesis Energy LP
6.50%, 10/01/25	400,000	346,750
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	252,794
4.50%, 02/01/45	300,000	376,569
4.75%, 03/01/46	20,000	26,138
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	45,000	69,610
Glencore Funding LLC
3.00%, 10/27/22 144A	10,000	10,358
4.13%, 05/30/23 144A	20,000	21,464
4.13%, 03/12/24 144A	1,185,000	1,285,475
4.63%, 04/29/24 144A	658,000	725,731
4.00%, 03/27/27 144A	535,000	585,024
3.88%, 10/27/27 144A	350,000	382,638
Global Payments, Inc.
2.65%, 02/15/25	400,000	424,765
3.20%, 08/15/29	225,000	246,070
2.90%, 05/15/30	1,600,000	1,714,840
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/02/20† ρ	3,000	2,783
Goldman Sachs Group, Inc. (The)
5.25%, 07/27/21	160,000	166,449
3.20%, 02/23/23	250,000	265,224
3.85%, 07/08/24	150,000	165,101
3.50%, 01/23/25	1,700,000	1,868,093
3.50%, 04/01/25	320,000	353,685
4.25%, 10/21/25	1,170,000	1,332,644
3.50%, 11/16/26	700,000	775,266
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	940,000	1,071,253
(Variable, ICE LIBOR USD 3M + 1.30%), 4.22%, 05/01/29^	480,000	560,522
6.75%, 10/01/37	110,000	160,187
6.25%, 02/01/41	750,000	1,123,395
5.15%, 05/22/45	250,000	331,010
4.75%, 10/21/45	420,000	554,263
Goodman US Finance Three LLC REIT
3.70%, 03/15/28 144A	1,000,000	1,095,654
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 144A Δ	225,000	263,319
Guardian Life Global Funding
1.10%, 06/23/25 144A	100,000	100,901
Halliburton Co.
3.80%, 11/15/25	40,000	43,512
	Par	Value
5.00%, 11/15/45	$230,000	$237,912
HCA, Inc.
5.38%, 02/01/25	600,000	657,891
5.25%, 04/15/25	120,000	138,643
5.25%, 06/15/26	10,000	11,686
5.38%, 09/01/26	1,600,000	1,771,000
4.50%, 02/15/27	35,000	39,363
5.50%, 06/15/47	50,000	62,133
Healthcare Realty Trust, Inc. REIT
2.05%, 03/15/31	175,000	172,925
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,616,696
Healthpeak Properties, Inc. REIT
3.50%, 07/15/29	65,000	72,555
Hewlett Packard Enterprise Co.
2.25%, 04/01/23Δ	1,000,000	1,031,642
4.45%, 10/02/23	1,350,000	1,484,580
4.65%, 10/01/24	550,000	622,729
4.90%, 10/15/25	950,000	1,087,692
6.35%, 10/15/45	155,000	197,835
Home Depot, Inc. (The)
2.50%, 04/15/27	150,000	163,378
3.90%, 12/06/28	270,000	320,102
2.70%, 04/15/30	170,000	189,660
3.30%, 04/15/40	450,000	513,435
3.35%, 04/15/50	830,000	966,430
Honeywell International, Inc.
1.35%, 06/01/25Δ	180,000	185,793
Humana, Inc.
3.15%, 12/01/22	70,000	73,554
4.50%, 04/01/25	40,000	45,971
3.95%, 03/15/27	150,000	171,575
4.63%, 12/01/42	60,000	74,903
4.95%, 10/01/44	70,000	92,887
4.80%, 03/15/47	10,000	13,134
Huntington Bancshares, Inc.
4.00%, 05/15/25	550,000	627,344
Huntsman International LLC
4.50%, 05/01/29	325,000	365,839
Hyundai Capital America
2.75%, 09/27/26	70,000	72,531
IHS Markit, Ltd.
4.00%, 03/01/26 144A	1,125,000	1,256,979
Intel Corporation
2.88%, 05/11/24	30,000	32,456
3.70%, 07/29/25	80,000	90,944
4.60%, 03/25/40	135,000	180,710
3.73%, 12/08/47	76,000	91,085
4.75%, 03/25/50	800,000	1,107,603
4.95%, 03/25/60	230,000	337,695
Intercontinental Exchange, Inc.
3.00%, 06/15/50	1,825,000	1,920,400
International Business Machines Corporation
3.00%, 05/15/24	720,000	780,570
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Intuit, Inc.
1.35%, 07/15/27	$175,000	$178,044
1.65%, 07/15/30	125,000	127,217
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	2,047,350
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	2,074,395	2,041,370
JM Smucker Co. (The)
2.38%, 03/15/30	225,000	235,283
Johnson & Johnson
0.55%, 09/01/25Δ	180,000	180,183
2.45%, 03/01/26	110,000	120,509
0.95%, 09/01/27	2,250,000	2,262,525
3.55%, 03/01/36	60,000	73,041
3.63%, 03/03/37	390,000	478,102
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.80%), 4.05%, 02/01/21† ρ	1,260,000	1,242,946
(Variable, ICE LIBOR USD 3M + 0.73%), 3.56%, 04/23/24^	860,000	922,746
(Variable, U.S. SOFR + 1.46%), 1.51%, 06/01/24^	840,000	857,649
(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 07/23/24^	1,775,000	1,924,116
3.88%, 09/10/24	860,000	954,780
(Variable, ICE LIBOR USD 3M + 1.00%), 4.02%, 12/05/24^	2,900,000	3,184,646
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ ^	875,000	858,594
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	950,000	1,000,486
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	460,000	481,793
2.95%, 10/01/26	700,000	770,944
(Variable, ICE LIBOR USD 3M + 1.25%), 3.96%, 01/29/27^	875,000	997,740
4.25%, 10/01/27	780,000	909,724
3.63%, 12/01/27	900,000	1,008,940
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 01/23/29^	1,520,000	1,712,503
(Variable, ICE LIBOR USD 3M + 1.12%), 4.01%, 04/23/29^	15,000	17,420
(Variable, ICE LIBOR USD 3M + 1.26%), 4.20%, 07/23/29^	380,000	450,538
(Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/05/29^	170,000	204,677
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	75,000	91,744
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31Δ ^	1,385,000	1,477,516
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	300,000	322,685
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38^	45,000	53,195
4.95%, 06/01/45	400,000	542,929
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	320,000	345,440
Keurig Dr. Pepper, Inc.
5.09%, 05/25/48	475,000	641,070
3.80%, 05/01/50	100,000	115,477
	Par	Value
Keysight Technologies, Inc.
3.00%, 10/30/29	$475,000	$519,858
Kilroy Realty LP REIT
3.80%, 01/15/23	400,000	416,584
4.75%, 12/15/28	1,750,000	2,034,098
Kimberly-Clark Corporation
2.88%, 02/07/50	5,000	5,575
Kinder Morgan Energy Partners LP
3.95%, 09/01/22	520,000	548,417
3.50%, 09/01/23	2,250,000	2,401,910
4.25%, 09/01/24	980,000	1,085,884
Kinder Morgan, Inc.
4.30%, 03/01/28	60,000	68,406
5.20%, 03/01/48	10,000	11,754
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	38,258
Kraft Heinz Foods Co.
3.95%, 07/15/25	57,000	61,912
3.00%, 06/01/26	170,000	174,897
4.25%, 03/01/31 144A	60,000	65,994
L3Harris Technologies, Inc.
5.05%, 04/27/45	110,000	149,803
Lam Research Corporation
1.90%, 06/15/30	350,000	363,948
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	2,400
0.00%, 01/24/13#	2,300,000	27,600
0.00%, 07/19/17Ψ ††† #	150,000	—
0.00%, 12/28/17Ψ ††† #	3,340,000	—
0.00%, 11/16/20††† #	2,330,000	—
Level 3 Financing, Inc.
3.40%, 03/01/27 144A	1,600,000	1,726,549
Life Storage LP REIT
3.88%, 12/15/27	900,000	1,008,256
Lincoln National Corporation
3.05%, 01/15/30	20,000	21,647
Lockheed Martin Corporation
3.10%, 01/15/23	40,000	42,429
3.55%, 01/15/26	310,000	352,672
4.50%, 05/15/36	50,000	63,711
Louisville Gas and Electric Co.
4.25%, 04/01/49	50,000	63,098
Lowe's Cos., Inc.
4.50%, 04/15/30	110,000	136,782
5.00%, 04/15/40	690,000	908,072
5.13%, 04/15/50	1,225,000	1,699,418
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	135,871
6.50%, 03/01/41	50,000	61,029
Marriott International, Inc.
2.13%, 10/03/22	1,500,000	1,504,980
Mars, Inc.
2.70%, 04/01/25 144A	400,000	432,113
3.20%, 04/01/30 144A	475,000	543,862
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	1,100,000	1,244,593
4.38%, 03/15/29	500,000	606,246

See Notes to Schedules of Investments.

	Par	Value
Mastercard, Inc.
3.30%, 03/26/27	$250,000	$285,385
3.85%, 03/26/50	310,000	398,040
McDonald’s Corporation
3.30%, 07/01/25	170,000	189,319
1.45%, 09/01/25	40,000	41,315
3.70%, 01/30/26	350,000	399,124
3.50%, 03/01/27	360,000	408,173
3.50%, 07/01/27	60,000	68,466
3.80%, 04/01/28	90,000	105,164
3.60%, 07/01/30	160,000	187,034
4.45%, 09/01/48	50,000	62,475
3.63%, 09/01/49	130,000	146,780
4.20%, 04/01/50	1,085,000	1,327,705
McKesson Corporation
3.80%, 03/15/24	65,000	71,217
Medtronic, Inc.
3.50%, 03/15/25	14,000	15,789
4.63%, 03/15/45	36,000	49,719
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	414,442
MetLife, Inc.
6.40%, 12/15/36	50,000	62,337
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	1,700,000	1,945,973
Microchip Technology, Inc.
3.92%, 06/01/21	350,000	357,829
2.67%, 09/01/23 144A	675,000	699,138
Micron Technology, Inc.
2.50%, 04/24/23	250,000	259,832
Microsoft Corporation
2.88%, 02/06/24	535,000	576,285
2.70%, 02/12/25	120,000	130,809
2.40%, 08/08/26	1,540,000	1,684,441
3.30%, 02/06/27	800,000	915,353
3.45%, 08/08/36	10,000	12,164
4.10%, 02/06/37	77,000	100,192
2.53%, 06/01/50	18,000	18,943
3.95%, 08/08/56	108,000	143,011
2.68%, 06/01/60	22,000	23,380
Mid-America Apartments LP REIT
1.70%, 02/15/31	325,000	321,063
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	417,616
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	290,000	302,688
Mondelez International, Inc.
1.50%, 05/04/25	670,000	689,270
Morgan Stanley
3.70%, 10/23/24	1,150,000	1,277,090
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	765,000	813,376
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	785,000	823,374
3.63%, 01/20/27	1,475,000	1,673,942
3.95%, 04/23/27	1,375,000	1,560,942
(Variable, ICE LIBOR USD 3M + 1.14%), 3.77%, 01/24/29^	220,000	251,436
	Par	Value
(Variable, ICE LIBOR USD 3M + 1.63%), 4.43%, 01/23/30^	$570,000	$682,018
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	2,350,000	2,508,384
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,400,000	1,612,518
(Variable, ICE LIBOR USD 3M + 1.46%), 3.97%, 07/22/38^	30,000	35,640
(Variable, ICE LIBOR USD 3M + 1.43%), 4.46%, 04/22/39^	30,000	37,412
MPLX LP
4.88%, 12/01/24	230,000	257,092
4.88%, 06/01/25	100,000	113,344
4.25%, 12/01/27	35,000	39,287
4.00%, 03/15/28	50,000	54,483
4.80%, 02/15/29	250,000	286,405
2.65%, 08/15/30	650,000	636,359
4.50%, 04/15/38	470,000	482,309
4.70%, 04/15/48	570,000	580,273
5.50%, 02/15/49	595,000	670,267
MPT Operating Partnership LP REIT
4.63%, 08/01/29	435,000	453,353
Mylan, Inc.
5.40%, 11/29/43	60,000	75,607
Nasdaq, Inc.
3.25%, 04/28/50	125,000	131,298
National Retail Properties, Inc. REIT
3.90%, 06/15/24Δ	255,000	276,217
3.60%, 12/15/26	250,000	270,633
2.50%, 04/15/30	1,800,000	1,789,648
National Securities Clearing Corporation
1.50%, 04/23/25 144A	400,000	412,696
Navient Corporation
7.25%, 01/25/22	490,000	503,169
NBCUniversal Media LLC
5.95%, 04/01/41	25,000	37,439
NetApp, Inc.
1.88%, 06/22/25	1,700,000	1,763,600
2.38%, 06/22/27Δ	45,000	47,018
New York Life Global Funding
0.95%, 06/24/25 144A	200,000	202,121
New York Life Insurance Co.
3.75%, 05/15/50 144A	300,000	339,790
Newell Brands, Inc.
4.35%, 04/01/23	132,000	138,142
4.70%, 04/01/26	150,000	159,965
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	1,900,000	1,972,521
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	2,411,698
Nielsen Finance LLC
5.88%, 10/01/30 144A	83,000	86,061
NIKE, Inc.
2.40%, 03/27/25	140,000	150,561
2.75%, 03/27/27	220,000	245,045
2.85%, 03/27/30	230,000	258,848
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.25%, 03/27/40	$150,000	$172,242
3.38%, 03/27/50	960,000	1,126,850
NiSource, Inc.
3.49%, 05/15/27	925,000	1,032,427
3.60%, 05/01/30	100,000	114,222
3.95%, 03/30/48	450,000	525,135
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 1.16%, 01/13/22 144A †	1,900,000	1,878,325
Noble Energy, Inc.
3.85%, 01/15/28Δ	550,000	624,964
6.00%, 03/01/41	10,000	13,909
4.95%, 08/15/47	110,000	144,940
Northrop Grumman Corporation
2.93%, 01/15/25	870,000	947,162
3.25%, 01/15/28	670,000	753,783
4.75%, 06/01/43	200,000	261,269
5.25%, 05/01/50	355,000	511,902
Northwell Healthcare, Inc.
6.15%, 11/01/43	375,000	540,685
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	435,164
3.85%, 09/30/47 144A	250,000	283,431
NRG Energy, Inc.
3.75%, 06/15/24 144A	625,000	668,328
Nutrition & Biosciences, Inc.
1.83%, 10/15/27 144A	650,000	653,577
2.30%, 11/01/30 144A	1,125,000	1,135,963
3.27%, 11/15/40 144A	275,000	278,900
Nuveen LLC
4.00%, 11/01/28 144A	225,000	267,681
NVIDIA Corporation
2.85%, 04/01/30	120,000	135,154
3.50%, 04/01/40	540,000	635,577
3.50%, 04/01/50	1,460,000	1,720,106
3.70%, 04/01/60	460,000	550,854
Occidental Petroleum Corporation
3.13%, 02/15/22	100,000	94,886
2.70%, 08/15/22	250,000	234,049
2.70%, 02/15/23	20,000	18,350
6.95%, 07/01/24	290,000	281,387
2.90%, 08/15/24	1,790,000	1,522,037
5.55%, 03/15/26	485,000	440,055
3.40%, 04/15/26	500,000	400,000
3.20%, 08/15/26	260,000	206,700
3.00%, 02/15/27	150,000	117,918
7.88%, 09/15/31	280,000	272,825
6.45%, 09/15/36	280,000	239,225
4.63%, 06/15/45	130,000	94,250
6.60%, 03/15/46	220,000	189,888
4.40%, 04/15/46	60,000	42,715
4.10%, 02/15/47	260,000	176,150
4.20%, 03/15/48	80,000	55,100
	Par	Value
Omega Healthcare Investors, Inc. REIT
3.63%, 10/01/29	$1,600,000	$1,623,691
OneMain Finance Corporation
7.75%, 10/01/21	1,600,000	1,677,120
ONEOK, Inc.
6.35%, 01/15/31	1,600,000	1,863,351
Oracle Corporation
3.85%, 07/15/36	60,000	70,976
3.60%, 04/01/40	400,000	460,140
4.00%, 07/15/46	375,000	445,990
3.85%, 04/01/60	425,000	505,006
Otis Worldwide Corporation
2.06%, 04/05/25	130,000	136,994
2.29%, 04/05/27	330,000	351,527
2.57%, 02/15/30	1,815,000	1,953,826
Pacific Gas and Electric Co.
1.75%, 06/16/22	1,400,000	1,402,025
3.40%, 08/15/24	600,000	627,614
3.15%, 01/01/26Δ	1,300,000	1,336,244
2.95%, 03/01/26Δ	800,000	815,809
2.10%, 08/01/27	370,000	358,567
2.50%, 02/01/31	610,000	582,231
4.50%, 07/01/40	40,000	40,863
3.30%, 08/01/40	200,000	184,581
3.50%, 08/01/50Δ	345,000	313,008
Pacific Life Global Funding II
1.20%, 06/24/25 144A	1,700,000	1,723,155
Parsley Energy LLC
5.38%, 01/15/25 144A	20,000	20,000
4.13%, 02/15/28 144A	30,000	28,272
PayPal Holdings, Inc.
1.35%, 06/01/23	220,000	224,864
1.65%, 06/01/25	1,380,000	1,431,503
2.65%, 10/01/26	2,775,000	3,030,500
Penske Truck Leasing Co. LP
3.38%, 02/01/22 144A	1,000,000	1,032,931
PepsiCo, Inc.
0.75%, 05/01/23	300,000	303,244
2.25%, 03/19/25	20,000	21,445
2.63%, 03/19/27	30,000	32,989
1.63%, 05/01/30	250,000	257,393
2.88%, 10/15/49	100,000	107,929
3.63%, 03/19/50	40,000	48,723
3.88%, 03/19/60	170,000	215,360
Phillips 66
3.70%, 04/06/23	400,000	428,547
3.85%, 04/09/25	100,000	111,236
3.90%, 03/15/28	475,000	536,993
Physicians Realty LP REIT
3.95%, 01/15/28	2,400,000	2,504,284
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	204,892
3.80%, 09/15/30	250,000	243,117

See Notes to Schedules of Investments.

	Par	Value
PNC Financial Services Group, Inc. (The)
3.50%, 01/23/24	$35,000	$38,179
Post Holdings, Inc.
5.50%, 12/15/29 144A	350,000	374,946
Prime Security Services Borrower LLC
3.38%, 08/31/27 144A	770,000	740,062
Principal Life Global Funding II
1.25%, 06/23/25 144A	90,000	91,778
Procter & Gamble Co. (The)
2.45%, 03/25/25	155,000	168,046
2.80%, 03/25/27	75,000	84,303
3.00%, 03/25/30	130,000	151,109
3.55%, 03/25/40	160,000	195,280
3.60%, 03/25/50	220,000	280,328
Progress Energy, Inc.
7.75%, 03/01/31	350,000	513,018
Qorvo, Inc.
3.38%, 04/01/31 144A	655,000	666,872
QUALCOMM, Inc.
4.80%, 05/20/45	35,000	47,310
Range Resources Corporation
5.00%, 03/15/23	322,000	306,504
4.88%, 05/15/25Δ	10,000	9,051
Raymond James Financial, Inc.
4.65%, 04/01/30	75,000	91,381
Raytheon Co.
3.13%, 10/15/20	200,000	200,207
Raytheon Technologies Corporation
3.15%, 12/15/24 144A	120,000	129,754
3.95%, 08/16/25	530,000	602,966
3.50%, 03/15/27 144A	550,000	619,510
4.13%, 11/16/28	665,000	788,524
2.25%, 07/01/30	240,000	254,487
5.70%, 04/15/40	15,000	21,228
4.50%, 06/01/42	90,000	113,964
4.05%, 05/04/47	175,000	209,319
4.63%, 11/16/48	75,000	98,294
Realty Income Corporation REIT
3.25%, 01/15/31	1,800,000	1,995,412
Regency Centers LP REIT
2.95%, 09/15/29	775,000	803,502
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	1,500,000	1,472,851
Regions Financial Corporation
3.80%, 08/14/23	138,000	149,743
Reinsurance Group of America, Inc.
3.90%, 05/15/29	65,000	74,257
RELX Capital, Inc.
3.50%, 03/16/23	300,000	319,245
Republic Services, Inc.
2.50%, 08/15/24	190,000	202,348
Roper Technologies, Inc.
4.20%, 09/15/28	500,000	597,318
Ross Stores, Inc.
4.70%, 04/15/27	60,000	70,789
	Par	Value
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	$475,000	$504,250
5.63%, 04/15/23	400,000	438,433
5.63%, 03/01/25	450,000	515,213
5.00%, 03/15/27	425,000	479,747
4.20%, 03/15/28	300,000	326,167
4.50%, 05/15/30 144A	1,600,000	1,806,430
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,464,514
salesforce.com, Inc.
3.25%, 04/11/23	300,000	321,487
Santander Holdings USA, Inc.
4.50%, 07/17/25	60,000	66,623
3.24%, 10/05/26	1,100,000	1,178,660
Schlumberger Holdings Corporation
4.00%, 12/21/25 144A	190,000	213,026
3.90%, 05/17/28 144A	252,000	271,699
4.30%, 05/01/29 144A	30,000	33,352
Sempra Energy
3.40%, 02/01/28	275,000	302,833
3.80%, 02/01/38	30,000	33,672
ServiceNow, Inc.
1.40%, 09/01/30	1,000,000	979,579
Sherwin-Williams Co. (The)
3.13%, 06/01/24	75,000	81,096
3.45%, 06/01/27	350,000	393,627
2.95%, 08/15/29	475,000	523,788
Simon Property Group LP REIT
2.75%, 06/01/23	368,000	385,354
2.45%, 09/13/29	1,600,000	1,587,374
Southern California Edison Co.
3.70%, 08/01/25	1,800,000	1,997,401
4.20%, 03/01/29	400,000	458,805
Southern Co. (The)
3.25%, 07/01/26	1,400,000	1,564,191
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	330,441
Southern Copper Corporation
5.25%, 11/08/42	2,310,000	2,917,720
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	568,759
Southern Power Co.
4.95%, 12/15/46	50,000	56,576
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	70,059
Spirit AeroSystems, Inc.
3.95%, 06/15/23	1,500,000	1,335,000
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	1,062,136	957,847
Spirit Realty LP REIT
4.45%, 09/15/26	1,200,000	1,289,259
4.00%, 07/15/29	750,000	780,709
Sprint Spectrum Co. LLC
3.36%, 09/20/21 144A	50,000	50,638
5.15%, 03/20/28 144A	1,100,000	1,298,688
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Starbucks Corporation
3.80%, 08/15/25	$625,000	$707,464
2.55%, 11/15/30	1,900,000	2,022,642
3.50%, 11/15/50	35,000	37,478
State Street Corporation
(Variable, ICE LIBOR USD 3M + 1.03%), 4.14%, 12/03/29^	60,000	72,352
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31 144A ^	240,000	274,809
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	146,232
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	2,108,078
Stryker Corporation
1.95%, 06/15/30	850,000	869,427
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	105,051
5.95%, 12/01/25	300,000	342,830
4.00%, 10/01/27	35,000	35,787
5.30%, 04/01/44	20,000	18,670
5.40%, 10/01/47	100,000	94,677
Sysco Corporation
6.60%, 04/01/40	125,000	169,678
6.60%, 04/01/50	250,000	352,552
Targa Resources Partners LP
5.88%, 04/15/26	350,000	360,001
6.50%, 07/15/27	355,000	370,975
5.50%, 03/01/30 144A	120,000	120,239
TD Ameritrade Holding Corporation
3.30%, 04/01/27	65,000	73,069
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	68,795
4.90%, 09/15/44 144A	655,000	829,015
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	860,000	893,458
Texas Instruments, Inc.
1.75%, 05/04/30	370,000	382,801
Textron, Inc.
2.45%, 03/15/31	1,700,000	1,694,702
Time Warner Cable LLC
4.13%, 02/15/21	400,000	401,567
7.30%, 07/01/38	620,000	879,473
5.88%, 11/15/40	130,000	162,498
Time Warner Entertainment Co. LP
8.38%, 03/15/23	975,000	1,146,599
8.38%, 07/15/33	390,000	598,127
TJX Cos, Inc. (The)
2.25%, 09/15/26	40,000	42,638
TJX Cos., Inc. (The)
3.50%, 04/15/25	180,000	200,688
3.75%, 04/15/27	50,000	57,404
T-Mobile USA, Inc.
3.50%, 04/15/25 144A	1,495,000	1,641,958
1.50%, 02/15/26 144A	400,000	403,838
3.75%, 04/15/27 144A	2,325,000	2,611,300
2.05%, 02/15/28 144A	1,260,000	1,291,588
	Par	Value
3.88%, 04/15/30 144A	$1,735,000	$1,970,734
2.55%, 02/15/31 144A	1,895,000	1,962,955
3.00%, 02/15/41 144A	325,000	322,394
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	453,641
3.25%, 05/15/30 144A	200,000	216,614
TransDigm, Inc.
6.50%, 05/15/25	50,000	49,938
6.38%, 06/15/26	350,000	352,188
7.50%, 03/15/27	300,000	312,000
Truist Bank
2.25%, 03/11/30	475,000	491,053
Truist Financial Corporation
3.75%, 12/06/23	55,000	60,118
2.50%, 08/01/24	40,000	42,602
U.S. Bancorp
1.45%, 05/12/25	2,380,000	2,468,201
3.15%, 04/27/27	60,000	67,788
U.S. Bank NA
3.15%, 04/26/21	300,000	304,228
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,330,609
2.10%, 08/01/32	150,000	149,133
Union Pacific Corporation
3.75%, 07/15/25	210,000	239,320
3.95%, 09/10/28	530,000	626,398
3.80%, 10/01/51	5,000	5,963
3.75%, 02/05/70	80,000	90,752
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	673,131	569,041
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	673,131	642,111
United Parcel Service, Inc.
3.90%, 04/01/25	60,000	68,430
5.30%, 04/01/50	100,000	149,184
UnitedHealth Group, Inc.
2.88%, 12/15/21	180,000	185,691
2.38%, 10/15/22	40,000	41,635
3.50%, 06/15/23	90,000	97,416
3.75%, 07/15/25	230,000	262,807
1.25%, 01/15/26	90,000	92,516
2.00%, 05/15/30	280,000	294,026
4.25%, 06/15/48	160,000	204,354
4.45%, 12/15/48	50,000	66,395
3.70%, 08/15/49	170,000	203,769
2.90%, 05/15/50	250,000	264,705
3.88%, 08/15/59	190,000	233,467
3.13%, 05/15/60	30,000	32,347
USAA Capital Corporation
1.50%, 05/01/23 144A	150,000	153,922
Valero Energy Corporation
2.70%, 04/15/23	700,000	725,701
2.85%, 04/15/25	350,000	367,835
6.63%, 06/15/37	30,000	37,778

See Notes to Schedules of Investments.

	Par	Value
Vanguard Group (The)
3.05%, 08/22/50	$390,000	$390,000
Ventas Realty LP REIT
3.00%, 01/15/30	1,700,000	1,734,735
VEREIT Operating Partnership LP REIT
4.63%, 11/01/25	600,000	663,384
3.95%, 08/15/27	150,000	160,195
3.40%, 01/15/28	200,000	209,083
Verizon Communications, Inc.
3.50%, 11/01/24	1,175,000	1,298,435
3.38%, 02/15/25	3,005,000	3,352,702
2.63%, 08/15/26	1,905,000	2,085,192
4.13%, 03/16/27	60,000	71,020
3.00%, 03/22/27	70,000	78,048
4.33%, 09/21/28	2,018,000	2,450,204
3.88%, 02/08/29	360,000	426,788
3.15%, 03/22/30	1,465,000	1,659,523
4.50%, 08/10/33	230,000	292,312
5.25%, 03/16/37	555,000	770,439
3.85%, 11/01/42	40,000	47,767
4.13%, 08/15/46	380,000	471,238
4.86%, 08/21/46	290,000	397,299
5.50%, 03/16/47	40,000	60,497
5.01%, 04/15/49	716,000	1,035,107
4.00%, 03/22/50	160,000	198,073
ViacomCBS, Inc.
4.75%, 05/15/25	30,000	34,502
6.88%, 04/30/36	30,000	41,367
Visa, Inc.
3.15%, 12/14/25	450,000	504,063
2.05%, 04/15/30	270,000	290,022
2.70%, 04/15/40	270,000	293,379
4.30%, 12/14/45	460,000	614,042
Vistra Operations Co. LLC
3.55%, 07/15/24 144A	1,150,000	1,225,839
VMware, Inc.
2.95%, 08/21/22	1,800,000	1,875,061
4.65%, 05/15/27	700,000	818,172
3.90%, 08/21/27	535,000	597,917
Volkswagen Group of America Finance LLC
3.88%, 11/13/20 144A	2,400,000	2,409,295
(Floating, ICE LIBOR USD 3M + 0.86%), 1.08%, 09/24/21 144A †	1,600,000	1,606,331
3.13%, 05/12/23 144A	1,600,000	1,690,051
Voya Financial, Inc.
5.70%, 07/15/43	170,000	228,757
W.R. Grace & Co-Conn
4.88%, 06/15/27 144A	730,000	755,240
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 11/02/20† ρ	560,000	560,549
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26	30,000	32,804
4.10%, 04/15/50	975,000	978,400
Walmart, Inc.
3.40%, 06/26/23	100,000	108,121
	Par	Value
3.30%, 04/22/24	$60,000	$65,538
3.55%, 06/26/25	70,000	79,359
3.70%, 06/26/28	620,000	734,105
4.05%, 06/29/48	250,000	327,447
Walt Disney Co. (The)
3.70%, 09/15/24	625,000	692,754
2.20%, 01/13/28	1,300,000	1,371,306
2.65%, 01/13/31Δ	400,000	433,043
6.65%, 11/15/37	150,000	226,937
Washington Prime Group LP REIT
6.45%, 08/15/24Δ	1,700,000	867,179
Waste Management, Inc.
3.50%, 05/15/24	140,000	153,346
4.15%, 07/15/49	150,000	191,536
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	809,723
Wells Fargo & Co.
4.60%, 04/01/21	70,000	71,490
3.45%, 02/13/23	200,000	212,156
(Floating, ICE LIBOR USD 3M + 1.23%), 1.49%, 10/31/23†	600,000	607,599
4.48%, 01/16/24	396,000	439,479
3.75%, 01/24/24	1,325,000	1,440,962
3.55%, 09/29/25	1,500,000	1,671,862
(Variable, ICE LIBOR USD 3M + 0.75%), 2.16%, 02/11/26^	35,000	36,366
3.00%, 04/22/26	900,000	980,522
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	1,540,000	1,608,721
4.10%, 06/03/26	440,000	496,552
3.00%, 10/23/26	2,210,000	2,419,102
4.30%, 07/22/27	2,240,000	2,569,588
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	35,000	36,571
4.15%, 01/24/29	645,000	759,103
(Variable, ICE LIBOR USD 3M + 1.17%), 2.88%, 10/30/30^	410,000	441,005
(Variable, ICE LIBOR USD 3M + 3.77%), 4.48%, 04/04/31^	170,000	206,815
5.95%, 12/15/36	140,000	184,035
5.38%, 11/02/43	190,000	252,248
4.65%, 11/04/44	70,000	85,819
4.90%, 11/17/45	370,000	472,039
4.40%, 06/14/46	70,000	83,892
4.75%, 12/07/46	260,000	324,832
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 04/04/51^	2,960,000	4,072,570
Wells Fargo Bank NA
(Floating, ICE LIBOR USD 3M + 0.62%), 0.87%, 05/27/22†	2,400,000	2,407,201
Welltower, Inc. REIT
3.63%, 03/15/24	65,000	70,342
4.25%, 04/01/26	898,000	1,030,163
Western Midstream Operating LP
(Floating, ICE LIBOR USD 3M + 1.85%), 2.12%, 01/13/23†	80,000	74,425
4.10%, 02/01/25	620,000	591,536
3.95%, 06/01/25	200,000	188,960
4.50%, 03/01/28	60,000	56,700
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.05%, 02/01/30	$780,000	$760,188
5.45%, 04/01/44	75,000	64,266
5.30%, 03/01/48	45,000	36,450
5.50%, 08/15/48	20,000	16,600
6.25%, 02/01/50	130,000	120,645
WestRock RKT LLC
4.00%, 03/01/23	30,000	32,076
Weyerhaeuser Co. REIT
7.38%, 03/15/32	50,000	72,989
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	328,194
7.50%, 01/15/31	100,000	131,877
7.75%, 06/15/31	585,000	771,000
8.75%, 03/15/32	181,000	258,307
Willis North America, Inc.
2.95%, 09/15/29	175,000	188,940
WP Carey, Inc. REIT
4.60%, 04/01/24	160,000	177,512
4.00%, 02/01/25	105,000	114,990
3.85%, 07/15/29	900,000	974,332
WPX Energy, Inc.
5.25%, 10/15/27	60,000	61,001
4.50%, 01/15/30	50,000	49,249
WRKCo, Inc.
3.75%, 03/15/25	500,000	559,434
4.00%, 03/15/28	1,100,000	1,260,686
Xerox Holdings Corporation
5.00%, 08/15/25 144A	1,240,000	1,227,005
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26	1,900,000	2,087,340
3.55%, 03/20/30	825,000	925,598
Zoetis, Inc.
2.00%, 05/15/30	3,075,000	3,175,478
4.45%, 08/20/48	25,000	32,966
Total Corporate Bonds (Cost $584,304,503)		624,608,501
FOREIGN BONDS — 12.9%
Argentina — 0.1%
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,860,000	164,386
Argentine Republic Government International Bond
1.00%, 07/09/29	93,932	43,068
(Step to 0.50% on 07/09/21), 0.13%, 07/09/30 STEP	1,614,303	682,043
(Step to 1.13% on 07/09/21), 0.13%, 07/09/35 STEP	451,796	171,005
(Step to 2.50% on 07/09/21), 0.13%, 07/09/41 STEP	810,000	323,595
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	91,425
7.88%, 06/15/27 144A	180,000	71,100
		1,546,622
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22Δ	20,000	20,673
	Par	Value
5.00%, 09/30/43	$170,000	$239,345
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	110,000	136,837
Newcrest Finance Pty, Ltd.
3.25%, 05/13/30 144A	175,000	191,278
Westpac Banking Corporation
2.60%, 11/23/20	310,000	311,058
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	198,110
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	310,754
		1,408,055
Austria — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31	80,000	80,296
Brazil — 0.2%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	2,892,000	524,626
10.00%, 01/01/23(B)	8,338,000	1,650,787
10.00%, 01/01/27(B)	1,013,000	205,725
Brazilian Government International Bond
4.63%, 01/13/28	480,000	521,374
5.63%, 01/07/41	340,000	369,923
5.00%, 01/27/45	350,000	354,128
Vale Overseas, Ltd.
6.25%, 08/10/26	105,000	124,294
6.88%, 11/21/36	284,000	370,062
		4,120,919
Canada — 0.5%
1011778 BC ULC
4.00%, 10/15/30 144A	446,000	450,554
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	283,820
3.55%, 07/26/27 144A	75,000	84,068
Bank of Montreal
1.85%, 05/01/25Δ	500,000	522,810
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	100,000	111,540
Bank of Nova Scotia (The)
3.40%, 02/11/24	65,000	70,663
1.30%, 06/11/25	270,000	275,511
Barrick Gold Corporation
5.25%, 04/01/42	560,000	768,845
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	600,000	654,180
Bell Canada, Inc.
4.46%, 04/01/48	40,000	49,482
Bombardier, Inc.
7.50%, 03/15/25 144A	250,000	187,812
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	2,370,000	2,392,271

See Notes to Schedules of Investments.

	Par	Value
GFL Environmental, Inc.
3.75%, 08/01/25 144A	$1,025,000	$1,032,585
Royal Bank of Canada
2.15%, 10/26/20	270,000	270,365
3.20%, 04/30/21Δ	300,000	305,116
1.60%, 04/17/23Δ	430,000	441,558
1.15%, 06/10/25Δ	260,000	263,933
Suncor Energy, Inc.
2.80%, 05/15/23Δ	225,000	235,978
3.10%, 05/15/25	475,000	510,815
Teck Resources, Ltd.
3.90%, 07/15/30 144A Δ	275,000	288,429
6.00%, 08/15/40	10,000	11,358
Toronto-Dominion Bank (The)
3.25%, 06/11/21	370,000	377,691
0.75%, 06/12/23	500,000	503,586
1.15%, 06/12/25Δ	260,000	264,523
		10,357,493
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	1,800,000	1,897,218
Latam Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 11/15/27	688,654	573,304
		2,470,522
China — 0.2%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/24 144A	400,000	380,002
2.88%, 02/15/25 144A	800,000	734,760
Bluestar Finance Holdings, Ltd.
(Variable, 6.65% - U.S. Treasury Yield Curve Rate CMT 3Y), 3.88%, 06/24/23ρ ^	660,000	660,865
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	152,075
Global Aircraft Leasing Co., Ltd.
Cash coupon 6.50% or PIK 7.25%, 09/15/24 144A	362,687	203,558
Huarong Finance 2019 Co., Ltd.
3.75%, 05/29/24	200,000	209,397
3.38%, 02/24/30	200,000	200,057
Huarong Finance II Co., Ltd.
5.50%, 01/16/25	200,000	223,583
4.88%, 11/22/26	200,000	223,494
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	210,000	210,943
4.50%, 03/15/23 144A	20,000	19,830
5.50%, 02/15/24 144A	60,000	60,503
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	390,000	431,143
		3,710,210
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30	200,000	204,875
5.63%, 02/26/44	480,000	598,565
	Par	Value
4.13%, 05/15/51	$440,000	$459,580
Ecopetrol SA
5.88%, 05/28/45	1,250,000	1,364,062
		2,627,082
Denmark — 0.2%
Danske Bank A/S
5.00%, 01/12/22 144A	540,000	567,509
(Variable, ICE LIBOR USD 3M + 1.25%), 3.00%, 09/20/22 144A ^	290,000	295,617
5.38%, 01/12/24 144A	340,000	382,958
1.23%, 06/22/24 144A	280,000	282,739
(Variable, ICE LIBOR USD 3M + 1.59%), 3.24%, 12/20/25 144A ^	220,000	233,856
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,789,194
		3,551,873
Dominican Republic — 0.0%
Dominican Republic International Bond
6.40%, 06/05/49 144A	540,000	544,590
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	9,574
Nordea Bank Abp
4.88%, 05/13/21 144A	640,000	656,648
		666,222
France — 0.8%
BNP Paribas SA
3.50%, 03/01/23 144A	925,000	981,161
(Variable, USD Swap 5Y + 4.15%), 6.63%, 03/25/24 144A ρ Δ ^	200,000	212,500
3.38%, 01/09/25 144A	450,000	488,689
(Variable, ICE LIBOR USD 3M + 2.24%), 4.71%, 01/10/25 144A ^	880,000	975,152
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,390,000	1,435,589
4.40%, 08/14/28 144A	1,340,000	1,573,677
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,802,716
(Variable, ICE LIBOR USD 3M + 2.57%), 5.20%, 01/10/30 144A ^	380,000	469,109
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	440,000	490,503
BPCE SA
4.00%, 09/12/23 144A	750,000	815,651
4.63%, 09/12/28 144A	375,000	445,101
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	323,273
4.38%, 03/17/25	275,000	304,117
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR Index + 1.68%), 1.91%, 06/16/26 144A ^	$2,025,000	$2,071,876
4.13%, 01/10/27 144A Δ	450,000	517,013
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	274,557
Danone SA
2.59%, 11/02/23 144A	650,000	686,284
2.95%, 11/02/26 144A	310,000	344,243
XLIT, Ltd.
4.45%, 03/31/25	349,000	395,111
		14,606,322
Germany — 0.6%
Deutsche Bank AG
3.15%, 01/22/21	1,600,000	1,609,853
4.25%, 10/14/21	1,500,000	1,544,843
5.00%, 02/14/22	1,400,000	1,465,131
3.95%, 02/27/23	1,900,000	1,993,743
(Variable, U.S. SOFR + 2.16%), 2.22%, 09/18/24^	2,100,000	2,116,105
4.10%, 01/13/26	65,000	69,436
Volkswagen Bank GmbH
1.88%, 01/31/24(E)	1,500,000	1,833,102
		10,632,213
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	228,330
India — 0.0%
Vedanta Holdings Mauritius II, Ltd.
13.00%, 08/21/23 144A Δ	200,000	206,175
Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	584,769
3.85%, 07/18/27 144A	500,000	563,561
3.50%, 01/11/28	450,000	493,034
5.25%, 01/08/47 144A	200,000	259,921
4.35%, 01/11/48	500,000	578,739
3.70%, 10/30/49	580,000	624,031
		3,104,055
Ireland — 0.4%
AerCap Ireland Capital DAC
5.00%, 10/01/21	150,000	154,662
4.63%, 07/01/22	550,000	564,940
3.30%, 01/23/23	525,000	527,047
4.88%, 01/16/24	350,000	362,835
3.15%, 02/15/24	330,000	327,013
6.50%, 07/15/25	290,000	313,520
AIB Group PLC
4.75%, 10/12/23 144A	950,000	1,032,867
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,772,000	2,969,791
4.42%, 11/15/35	250,000	264,476
	Par	Value
SMBC Aviation Capital Finance DAC
4.13%, 07/15/23 144A	$900,000	$952,310
		7,469,461
Isle of Man — 0.0%
Sasol Financing International, Ltd.
4.50%, 11/14/22	370,000	359,790
Israel — 0.2%
Israel Government International Bond
3.25%, 01/17/28	1,500,000	1,712,897
2.75%, 07/03/30Δ	2,060,000	2,283,613
3.88%, 07/03/50	400,000	482,000
		4,478,510
Italy — 0.4%
Intesa Sanpaolo SpA
3.13%, 07/14/22 144A	580,000	596,781
3.38%, 01/12/23 144A	220,000	228,628
5.02%, 06/26/24 144A	1,310,000	1,377,893
3.25%, 09/23/24 144A	1,400,000	1,479,002
5.71%, 01/15/26 144A	200,000	218,304
UniCredit SpA
6.57%, 01/14/22 144A	530,000	562,621
7.83%, 12/04/23 144A	3,100,000	3,634,618
		8,097,847
Japan — 1.3%
Aircastle, Ltd.
5.13%, 03/15/21	764,000	775,233
5.50%, 02/15/22	1,300,000	1,329,788
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,305,172
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	180,000	186,054
1.41%, 07/17/25	2,100,000	2,132,838
3.74%, 03/07/29	65,000	74,702
4.29%, 07/26/38	30,000	37,238
3.75%, 07/18/39	700,000	810,996
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.41%, 02/28/22 144A	1,500,000	1,548,291
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.99%), 1.26%, 07/10/24†	1,700,000	1,716,870
(Variable, ICE LIBOR USD 3M + 0.83%), 2.23%, 05/25/26^	1,600,000	1,665,399
Nissan Motor Co., Ltd.
3.04%, 09/15/23 144A	930,000	943,418
3.52%, 09/17/25 144A	2,490,000	2,515,059
4.35%, 09/17/27 144A	770,000	772,494
Panasonic Corporation
2.54%, 07/19/22 144A	1,302,000	1,344,057
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	263,595
4.44%, 04/02/24 144A	1,450,000	1,594,073

See Notes to Schedules of Investments.

	Par	Value
2.45%, 09/27/24	$1,600,000	$1,692,262
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	1,300,000	1,444,958
2.05%, 03/31/30	700,000	708,676
		23,861,173
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	234,400
Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	590,000	665,225
3.50%, 03/20/27	900,000	1,014,750
		1,679,975
Luxembourg — 0.0%
ArcelorMittal SA
6.13%, 06/01/25	350,000	403,659
4.55%, 03/11/26	200,000	216,975
7.25%, 10/15/39	70,000	88,550
		709,184
Mexico — 0.7%
Banco Actinver SA
4.80%, 12/18/32 144A	1,530,000	1,158,975
Mexican Bonos
10.00%, 12/05/24(M)	25,130,000	1,351,802
7.75%, 11/13/42(M)	40,935,200	2,006,207
8.00%, 11/07/47(M)	76,370,000	3,820,037
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	308,025
5.50%, 07/31/47	200,000	163,804
5.50%, 07/31/47 144A	270,000	221,135
Mexico Government International Bond
4.50%, 04/22/29	200,000	224,677
4.75%, 04/27/32	2,300,000	2,601,300
4.50%, 01/31/50	270,000	286,200
Petroleos Mexicanos
6.88%, 08/04/26	200,000	192,749
6.63%, 06/15/35	19,000	15,808
5.50%, 06/27/44	170,000	126,345
6.38%, 01/23/45	370,000	284,155
		12,761,219
Netherlands — 1.3%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	225,825
Cooperatieve Rabobank UA
4.63%, 12/01/23	400,000	444,754
4.38%, 08/04/25	670,000	759,873
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 06/24/26 144A ^	310,000	314,447
5.25%, 08/04/45	370,000	505,327
	Par	Value
Enel Finance International NV
4.25%, 09/14/23 144A	$1,500,000	$1,643,538
Equate Petrochemical BV
4.25%, 11/03/26 144A	520,000	546,975
ING Groep NV
4.63%, 01/06/26 144A	1,600,000	1,879,272
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	1,013,029
Lukoil Securities BV
3.88%, 05/06/30 144A	210,000	222,348
Mylan NV
2.25%, 11/22/24(E)	1,500,000	1,873,615
3.95%, 06/15/26	1,700,000	1,914,923
NXP BV
3.88%, 09/01/22 144A	950,000	1,004,429
2.70%, 05/01/25 144A	1,870,000	1,983,535
3.88%, 06/18/26 144A	1,500,000	1,682,988
3.40%, 05/01/30 144A	250,000	274,451
Petrobras Global Finance BV
5.30%, 01/27/25	356,000	389,197
7.38%, 01/17/27	120,000	142,272
6.00%, 01/27/28	540,000	600,642
6.85%, 06/05/15π	550,000	586,471
Prosus NV
4.85%, 07/06/27 144A	420,000	479,909
3.68%, 01/21/30 144A	200,000	216,272
Shell International Finance BV
3.50%, 11/13/23	55,000	59,883
2.88%, 05/10/26	660,000	731,854
2.75%, 04/06/30	1,600,000	1,753,913
6.38%, 12/15/38	25,000	37,262
4.55%, 08/12/43	120,000	150,392
4.38%, 05/11/45	230,000	282,976
4.00%, 05/10/46	190,000	222,451
Syngenta Finance NV
3.93%, 04/23/21 144A	2,350,000	2,380,589
4.44%, 04/24/23 144A	1,075,000	1,136,153
5.18%, 04/24/28 144A	200,000	220,511
		25,680,076
Nigeria — 0.0%
Nigeria Government International Bond
8.75%, 01/21/31	210,000	215,177
Norway — 0.1%
Yara International ASA
4.75%, 06/01/28 144A	1,100,000	1,290,643
Panama — 0.0%
Panama Government International Bond
2.25%, 09/29/32	290,000	292,900
4.50%, 04/01/56	280,000	352,100
		645,000
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Peru — 0.3%
Peruvian Government International Bond
8.20%, 08/12/26(ZB)	$7,000,000	$2,581,931
6.35%, 08/12/28(ZB)	4,000,000	1,341,404
2.78%, 01/23/31	930,000	1,007,888
5.63%, 11/18/50	330,000	526,942
		5,458,165
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	1,180,000	1,316,060
Qatar — 0.3%
Qatar Government International Bond
3.38%, 03/14/24 144A	560,000	604,192
3.38%, 03/14/24	1,700,000	1,834,156
4.00%, 03/14/29 144A	460,000	538,770
5.10%, 04/23/48	1,000,000	1,392,715
4.82%, 03/14/49 144A	1,220,000	1,646,665
		6,016,498
Romania — 0.1%
Romanian Government International Bond
3.62%, 05/26/30(E) 144A	510,000	677,671
3.00%, 02/14/31 144A	130,000	133,738
2.00%, 01/28/32(E) 144A	70,000	81,121
3.38%, 01/28/50(E) 144A	60,000	72,020
3.38%, 01/28/50(E)	70,000	84,023
4.00%, 02/14/51 144A	280,000	289,800
		1,338,373
Russia — 0.4%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26 144A	340,000	379,603
7.29%, 08/16/37	100,000	141,707
Russian Federal Bond - OFZ
7.00%, 01/25/23(Q)	34,070,000	459,762
7.00%, 08/16/23(Q)	52,440,000	712,811
7.75%, 09/16/26(Q)	9,710,000	138,206
8.15%, 02/03/27(Q)	63,930,000	928,940
7.05%, 01/19/28(Q)	110,471,000	1,513,780
6.90%, 05/23/29(Q)	157,060,000	2,129,875
7.25%, 05/10/34(Q)	48,570,000	675,380
7.70%, 03/16/39(Q)	94,210,000	1,381,537
		8,461,601
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
2.75%, 04/16/22 144A	1,800,000	1,845,135
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	960,301
Spain — 0.2%
Banco Santander SA
(Floating, ICE LIBOR USD 3M + 1.12%), 1.39%, 04/12/23†	200,000	200,970
	Par	Value
3.85%, 04/12/23	$400,000	$427,356
2.75%, 05/28/25	2,300,000	2,416,292
3.31%, 06/27/29	400,000	435,754
Telefonica Emisiones SA
4.57%, 04/27/23	500,000	548,421
5.21%, 03/08/47	400,000	476,765
		4,505,558
Sweden — 0.0%
Svenska Handelsbanken AB
3.35%, 05/24/21	250,000	255,051
Swedbank AB
1.30%, 06/02/23 144A	330,000	336,554
		591,605
Switzerland — 1.0%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	255,624
2.95%, 04/09/25	665,000	726,794
Credit Suisse Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	250,000	261,209
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.33%), 7.25%, 09/12/25 144A ρ ^	400,000	433,778
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	610,000	629,302
4.28%, 01/09/28 144A	1,800,000	2,045,516
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	474,884
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	955,000	1,105,180
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	813,486
3.80%, 09/15/22	1,300,000	1,376,373
4.55%, 04/17/26	2,440,000	2,847,286
UBS AG
1.75%, 04/21/22 144A	470,000	478,705
UBS Group AG
3.49%, 05/23/23 144A	2,480,000	2,587,720
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A ^	2,200,000	2,283,076
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	840,000	897,284
4.13%, 09/24/25 144A	440,000	501,997
4.25%, 03/23/28 144A	1,090,000	1,266,072
		18,984,286
Taiwan — 0.0%
TSMC Global, Ltd.
0.75%, 09/28/25 144A	400,000	396,691
Turkey — 0.1%
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	1,062,000	882,463

See Notes to Schedules of Investments.

	Par	Value
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.50%, 10/11/22 144A	$610,000	$632,104
3.13%, 10/11/27 144A	500,000	556,563
3.13%, 04/16/30 144A	1,500,000	1,684,320
3.88%, 04/16/50 144A	1,700,000	2,082,500
DP World PLC
5.63%, 09/25/48 144A	620,000	709,900
		5,665,387
United Kingdom — 2.3%
Anglo American Capital PLC
3.63%, 09/11/24 144A	700,000	753,506
4.00%, 09/11/27 144A	220,000	243,030
AstraZeneca PLC
6.45%, 09/15/37	45,000	68,443
Barclays Bank PLC
1.70%, 05/12/22	200,000	203,529
7.63%, 11/21/22	1,700,000	1,870,678
Barclays PLC
(Floating, ICE LIBOR USD 3M + 2.11%), 2.35%, 08/10/21†	1,600,000	1,627,074
(Variable, ICE LIBOR USD 3M + 1.40%), 4.61%, 02/15/23^	950,000	994,495
(Variable, ICE LIBOR USD 3M + 2.45%), 2.85%, 05/07/26^	800,000	832,968
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29^	1,060,000	1,241,179
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30^	1,250,000	1,401,202
BP Capital Markets PLC
3.56%, 11/01/21Δ	30,000	31,055
3.81%, 02/10/24	350,000	384,928
3.54%, 11/04/24	60,000	66,297
3.51%, 03/17/25	330,000	367,777
3.28%, 09/19/27	35,000	38,915
British Telecommunications PLC
9.63%, 12/15/30	25,000	40,113
Gazprom PJSC via Gaz Finance PLC
3.25%, 02/25/30 144A	470,000	470,428
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	20,000	20,820
5.25%, 12/19/33(U)	100,000	191,323
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	120,177
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23^	300,000	310,258
(Variable, USD ICE Swap Rate 5Y + 3.45%), 6.25%, 03/23/23ρ ^	280,000	281,887
(Floating, ICE LIBOR USD 3M + 1.00%), 1.27%, 05/18/24†	300,000	299,041
(Variable, ICE LIBOR USD 3M + 1.21%), 3.80%, 03/11/25^	625,000	675,844
4.25%, 08/18/25	220,000	239,355
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26Δ ^	1,050,000	1,047,120
	Par	Value
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	$370,000	$375,008
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28^	300,000	331,744
(Variable, USD ICE Swap Rate 5Y + 3.61%), 6.50%, 03/23/28ρ ^	340,000	361,313
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	800,000	924,205
4.95%, 03/31/30	400,000	482,837
(Variable, ICE LIBOR USD 3M + 1.61%), 3.97%, 05/22/30^	400,000	447,248
6.50%, 09/15/37	500,000	679,269
Lloyds Bank PLC
(Step to 0.00% on 04/02/22), 7.50%, 04/02/32 STEP	2,000,000	1,665,675
Lloyds Banking Group PLC
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 03/17/23^	1,900,000	1,953,768
3.90%, 03/12/24	210,000	228,429
4.38%, 03/22/28	800,000	928,727
4.55%, 08/16/28	230,000	271,490
Nationwide Building Society
(Variable, ICE LIBOR USD 3M + 1.06%), 3.77%, 03/08/24 144A ^	2,000,000	2,127,066
(Variable, ICE LIBOR USD 3M + 1.39%), 4.36%, 08/01/24 144A ^	1,300,000	1,410,610
(Variable, ICE LIBOR USD 3M + 1.86%), 3.96%, 07/18/30 144A ^	375,000	423,903
Natwest Group PLC
2.50%, 03/22/23(E)	1,400,000	1,725,355
(Floating, ICE LIBOR USD 3M + 1.47%), 1.75%, 05/15/23†	1,300,000	1,305,788
(Variable, ICE LIBOR USD 3M + 1.48%), 3.50%, 05/15/23^	429,000	444,492
3.88%, 09/12/23	579,000	621,325
6.00%, 12/19/23	110,000	123,781
5.13%, 05/28/24	280,000	307,371
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 06/25/24^	2,205,000	2,378,452
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 03/22/25^	1,215,000	1,320,453
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	200,000	206,882
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 144A	600,000	639,149
Royalty Pharma PLC
1.20%, 09/02/25 144A	425,000	424,049
Santander UK PLC
2.88%, 06/18/24	925,000	988,459
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	183,839
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	139,472
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Standard Chartered PLC
(Variable, ICE LIBOR USD 3M + 1.15%), 4.25%, 01/20/23 144A ^	$1,000,000	$1,037,825
Vodafone Group PLC
3.75%, 01/16/24	4,475,000	4,889,925
4.38%, 05/30/28	480,000	568,931
6.15%, 02/27/37	10,000	13,811
5.00%, 05/30/38	55,000	68,643
		43,820,736
Total Foreign Bonds (Cost $239,461,047)		247,586,293
LOAN AGREEMENTS — 0.7%
1011778 B.C. Unlimited Liability Co. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 11/19/26†	119,100	114,460
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.40%, 07/10/26†	198,472	196,718
APi Group DE, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 10/01/26†	228,275	224,327
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 11/03/24†	265,872	261,829
athenahealth, Inc. Term B Loan
(Floating, ICE LIBOR USD 3M + 4.50%), 4.75%, 02/11/26†	782,021	773,223
Atlantic Aviation FBO, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 12/06/25†	88,425	86,730
Charter Communications Operating LLC Term B-1 Loan
0.00%, 04/30/25† Σ	39,897	39,267
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 04/30/25†	664,386	653,882
Clarios Global LP Initial Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.50%), 3.65%, 04/30/26†	366,300	357,829
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.00%), 4.15%, 10/16/26†	437,800	433,354
Delta Air Lines, Inc. Term Loan
0.00%, 04/29/23† Σ	39,900	39,900
(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 04/29/23†	568,575	568,575
Diamond Sports Group LLC Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.40%, 08/24/26†	9,403	7,381
Elanco Animal Health, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.91%, 08/01/27†	507,836	494,346
	Par	Value
EyeCare Partners LLC Initial Delayed Draw Term Loan
0.00%, 02/18/27† Σ	$77,568	$73,374
EyeCare Partners LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 02/18/27†	330,770	312,889
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.15%, 07/03/24†	336,733	328,651
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.15%, 11/30/23†	49,486	48,289
Froneri International, Ltd. Facility B2
(Floating, ICE LIBOR USD 1M + 2.25%), 2.40%, 01/29/27†	269,325	259,466
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.22%, 12/30/26†	59,700	58,879
Global Medical Response, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 04/28/22†	455,940	455,514
Global Medical Response, Inc. Term Loan B
0.00%, 09/24/25† Σ	150,000	146,906
HCA, Inc. Tranche B-12 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 03/13/25†	1,050,352	1,047,442
Hilton Worldwide Finance LLC Refinanced Series B-2 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 06/22/26†	768,355	743,242
iHeartCommunications, Inc. New Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 05/01/26†	187,423	178,286
Jane Street Group LLC New Dollar Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 01/31/25†	294,612	293,048
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 03/01/27†	107,945	104,774
LifePoint Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 11/16/25†	158,845	154,642
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 09/30/24†	632,044	628,622
Michaels Stores, Inc. 2018 New Replacement Term B Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 3.50%, 01/30/23†	681,793	681,281

See Notes to Schedules of Investments.

	Par	Value
Michaels Stores, Inc. 2020 Refinancing Term B Loan
0.00%, 09/17/27† Σ	$130,000	$128,050
MPH Acquisition Holdings LLC Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 3.75%, 06/07/23†	606,397	597,844
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.91%, 09/18/26†	721,071	706,801
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 4.65%, 08/06/26†	267,975	266,189
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 02/04/27†	544,120	537,930
T-Mobile USA, Inc. Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 04/01/27†	289,275	289,404
Univision Communications, Inc. 2020 Replacement First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 03/15/26†	111,719	109,057
VFH Parent LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 03/01/26†	148,130	147,321
Western Digital Corporation U.S. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.91%, 04/29/23†	210,000	209,100
Total Loan Agreements (Cost $12,943,909)		12,758,822
MORTGAGE-BACKED SECURITIES — 40.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, ICE LIBOR USD 1M + 0.88%, 0.88% Floor), 1.03%, 09/15/34 144A †	1,200,000	1,200,557
A10 Bridge Asset Financing LLC, Series 2020-C, Class A
2.02%, 08/15/40 144A	1,900,000	1,902,841
Alba PLC, Series 2007-1, Class A3
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.22%, 03/17/39(U) †	639,760	783,762
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, ICE LIBOR USD 1M + 0.19%, 0.19% Floor), 0.34%, 09/25/46†	287,509	269,253
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
(Floating, ICE LIBOR USD 6M + 1.50%, 1.50% Floor, 11.00% Cap), 1.81%, 09/25/45†	194,544	194,299
	Par	Value
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	$1,300,000	$1,429,654
AREIT Trust, Series 2020-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 2.62%, 2.62% Floor), 2.77%, 04/14/37 144A †	1,300,000	1,314,722
Banc of America Funding Trust, Series 2005-D, Class A1
3.68%, 05/25/35† γ	334,133	338,523
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
2.87%, 07/25/34† γ	30,438	29,988
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.95% Floor), 1.05%, 09/15/35 144A †	164,815	163,380
BANK, Series 2017-BNK9, Class XA
0.95%, 11/15/54† IO γ	9,854,656	452,349
BANK, Series 2018-BN10, Class D
2.60%, 02/15/61 144A	200,000	147,714
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,754,593
BBCCRE Trust, Series 2015-GTP, Class D
4.71%, 08/10/33 144A † γ	390,000	370,759
BBCMS Mortgage Trust, Series 2017-C1, Class D
3.67%, 02/15/50 144A † γ	200,000	156,563
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	2,041,324
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,982,343
BCAP LLC, Series 2014-RR2, Class 7A1
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 0.38%, 01/26/38 144A †	474,340	465,844
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
3.50%, 05/25/35† γ	117,184	116,809
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
3.68%, 02/25/33† γ	6,472	6,388
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
3.07%, 01/26/36† γ	344,267	290,652
BX Commercial Mortgage Trust, Series 2019-XL, Class F
(Floating, ICE LIBOR USD 1M + 2.00%, 2.00% Floor), 2.15%, 10/15/36 144A †	1,395,468	1,382,770
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class E
2.50%, 11/15/52 144A	$550,000	$392,461
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
3.99%, 02/19/34† γ	191,630	192,902
CHL Mortgage Pass-Through Trust, Series 2004-HYB5, Class 2A1
2.98%, 04/20/35† γ	162,827	162,650
CHT Mortgage Trust, Series 2017-CSMO, Class A
(Floating, ICE LIBOR USD 1M + 0.93%, 0.93% Floor), 1.08%, 11/15/36 144A †	310,000	300,436
CIM Trust, Series 2017-6, Class A1
3.02%, 06/25/57 144A	1,818,655	1,854,617
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,612,622
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class D
2.60%, 02/15/53 144A	650,000	508,827
COMM Mortgage Trust, Series 2013-CR12, Class AM
4.30%, 10/10/46	50,000	54,025
COMM Mortgage Trust, Series 2013-CR12, Class B
4.76%, 10/10/46	40,000	40,366
COMM Mortgage Trust, Series 2013-CR12, Class C
5.24%, 10/10/46† γ	20,000	19,636
COMM Mortgage Trust, Series 2013-CR6, Class B
3.40%, 03/10/46 144A	390,000	397,123
COMM Mortgage Trust, Series 2014-277P, Class A
3.73%, 08/10/49 144A † γ	160,000	171,644
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,639,114
COMM Mortgage Trust, Series 2015-DC1, Class C
4.45%, 02/10/48† γ	80,000	76,365
COMM Mortgage Trust, Series 2017-COR2, Class C
4.71%, 09/10/50† γ	500,000	495,366
COMM Mortgage Trust, Series 2019-GC44, Class D
2.50%, 08/15/57 144A	450,000	367,429
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.40%), 2.55%, 04/25/31 144A †	314,986	314,541
Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.30%, 2.30% Floor), 2.45%, 08/25/31 144A †	385,581	384,876
	Par	Value
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class D
5.05%, 11/15/51 144A † γ	$300,000	$279,418
CSMC Trust, Series 2010-16, Class B9
3.34%, 06/25/50 144A † γ	2,126,724	1,732,492
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	2,859,348	2,982,596
CSMC, Series 2017-TIME, Class A
3.65%, 11/13/39 144A	530,000	532,017
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	2,000,000	2,068,826
DBJPM Mortgage Trust, Series 2016-C1, Class D
3.50%, 05/10/49 144A † γ	500,000	356,513
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series, Series 2006-AR1, Class 3A1
3.54%, 02/25/36† γ	652,564	624,790
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, ICE LIBOR GBP 3M + 0.15%), 0.21%, 06/15/44(U) †	1,593,169	1,993,511
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.40%, 07/25/30†	147,037	145,701
Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.15%, 2.15% Floor), 2.30%, 10/25/30†	141,677	139,530
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	334	362
5.50%, 02/01/27	16,880	18,729
4.50%, 10/01/29	1,459	1,592
7.50%, 11/01/29	2,538	2,999
7.50%, 12/01/29	2,708	3,195
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 2.61%, 07/01/31†	2,566	2,569
7.50%, 11/01/31	7,235	7,266
(Floating, ICE LIBOR USD 1Y + 1.98%, 1.98% Floor, 10.50% Cap), 3.73%, 04/01/32†	959	965
2.00%, 10/01/32	220,301	229,022
3.00%, 10/01/32	109,274	114,751
3.50%, 08/01/33	508,782	542,394
5.00%, 08/01/33	3,083	3,548
5.00%, 09/01/33	608	698
5.00%, 10/01/33	1,750	2,012
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.23% Cap), 3.87%, 03/01/34†	648	652

See Notes to Schedules of Investments.

	Par	Value
5.00%, 12/01/34	$53,277	$61,284
5.50%, 05/01/35	170,379	193,071
5.00%, 07/01/35	2,618	3,014
5.00%, 11/01/35	79,279	91,186
5.50%, 11/01/35	18,898	22,233
5.00%, 12/01/35	7,519	8,665
6.00%, 02/01/36	183,190	204,435
5.00%, 02/01/37	6,896	7,934
5.50%, 07/01/37	19,805	23,043
3.00%, 02/01/38	181,078	189,712
3.00%, 04/01/38	118,175	123,952
5.50%, 04/01/38	4,861	5,653
7.00%, 03/01/39	12,039	14,118
4.50%, 06/01/39	56,058	62,992
6.50%, 09/01/39	24,627	28,659
4.00%, 02/01/41	39,929	44,032
5.00%, 06/01/41	2,298	2,602
3.50%, 10/01/42	92,081	100,154
4.00%, 10/01/42	36,372	39,941
3.50%, 11/01/42	195,299	212,583
3.50%, 12/01/42	53,990	58,734
3.50%, 01/01/43	43,075	46,876
3.50%, 02/01/43	170,999	185,549
3.50%, 03/01/43	453,022	493,006
4.00%, 04/01/43	95,305	104,729
3.50%, 05/01/43	315,705	348,528
4.00%, 05/01/43	41,499	47,502
4.00%, 06/01/43	50,139	57,392
4.00%, 07/01/43	160,502	182,836
4.00%, 08/01/43	91,255	100,306
4.50%, 12/01/43	616,424	689,411
3.50%, 02/01/44	47,393	51,552
4.50%, 02/01/44	509,712	570,276
4.50%, 03/01/44	151,265	169,194
3.50%, 03/01/45	489,080	532,093
4.50%, 07/01/45	94,501	106,289
4.00%, 12/01/45	299,244	325,451
3.50%, 06/01/46	55,488	60,518
4.00%, 09/01/46	978,500	1,044,764
3.00%, 01/01/47	116,857	123,087
4.50%, 01/01/47	422,340	460,575
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.21% Cap), 2.45%, 03/01/47†	848,144	877,605
3.50%, 04/01/47	8,400,867	9,133,317
3.50%, 06/01/47	57,316	61,519
4.00%, 07/01/47	481,361	517,447
5.00%, 07/01/47	257,001	283,801
4.00%, 08/01/47	105,310	114,416
3.00%, 09/01/47	953,195	1,026,464
3.50%, 09/01/47	816,576	865,290
4.00%, 03/01/48	1,214,264	1,302,731
3.50%, 04/01/48	1,221,083	1,292,106
4.00%, 04/01/48	1,314,584	1,407,484
4.50%, 04/01/48	288,493	317,877
3.50%, 06/01/48	384,121	410,997
	Par	Value
4.00%, 06/01/48	$2,592,439	$2,838,379
4.50%, 06/01/48	87,636	94,949
4.50%, 08/01/48	1,402,012	1,564,128
5.00%, 08/01/48	244,468	268,555
3.00%, 09/01/48	154,099	166,247
5.00%, 11/01/48	147,295	161,697
4.00%, 04/01/49	411,796	447,452
4.50%, 04/01/49	180,751	199,395
3.00%, 07/01/49	324,078	343,265
3.00%, 09/01/49	795,227	850,742
5.00%, 10/01/49	12,458,058	13,651,772
3.00%, 01/01/50	95,087	101,819
3.50%, 02/01/50	183,160	198,473
4.00%, 02/01/50	166,425	179,153
3.00%, 03/01/50	1,520,289	1,622,648
3.50%, 03/01/50	283,128	299,745
4.00%, 03/01/50	172,355	184,588
4.50%, 03/01/50	93,336	100,795
4.50%, 04/01/50	363,686	394,841
3.00%, 07/01/50	596,238	633,167
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	120,948	144,605
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 6.75% Cap), 0.65%, 06/15/37†	81,001	82,174
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 6.08%, 01/15/40† IO	163,736	39,561
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.80%, 10/15/41† IO	98,450	17,555
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.49% - ICE LIBOR USD 1M, 6.49% Cap), 6.34%, 12/15/41† IO	211,659	48,634
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 08/15/42† IO	168,697	30,400
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	245,671	24,502
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	365,972	370,027
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	185,582	11,827
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	$146,161	$7,620
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.80%, 02/15/44† IO	82,833	14,844
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 05/15/44† IO	84,413	17,386
Federal Home Loan Mortgage Corporation REMIC, Series 4415
2.86%, 04/15/41† IO γ	99,882	6,355
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, ICE LIBOR USD 1M + 0.44%, 9999.00% Cap), 0.60%, 07/15/40†	268,261	270,606
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	691,364	727,740
3.00%, 06/15/48	513,503	537,744
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	429,492	447,867
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, ICE LIBOR USD 1M + 0.35%), 0.51%, 08/15/40†	1,018,675	1,001,061
(Floating, ICE LIBOR USD 1M + 0.35%), 0.51%, 10/15/40†	934,014	917,365
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	698,127	91,675
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	199,618	27,529
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 12/15/46† IO	319,693	71,306
Federal National Mortgage Association
9.50%, 05/01/22	16	16
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.75% Cap), 1.99%, 07/01/22†	507	506
5.50%, 09/01/23	7,575	7,856
5.50%, 10/01/23	1,770	1,831
5.00%, 06/01/24	54,685	59,799
9.50%, 07/01/24	9	9
2.81%, 04/01/25	50,000	54,288
5.50%, 05/01/25	1,002	1,019
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.05% Cap), 1.93%, 07/01/27†	6,411	6,373
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.84% Cap), 3.26%, 08/01/27†	$8,330	$8,388
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.62% Cap), 1.93%, 11/01/27 CONV †	7,445	7,385
3.08%, 01/01/28	140,000	156,805
2.50%, 06/01/28	34,597	36,376
3.16%, 05/01/29	147,483	169,882
2.79%, 08/01/29	500,000	565,323
2.14%, 04/01/30	100,000	108,110
2.26%, 04/01/30	396,767	431,850
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%, 2.38% Floor, 10.65% Cap), 2.64%, 06/01/30 CONV †	10,147	10,171
8.00%, 10/01/30	7,369	8,893
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 4.38%, 12/01/30 CONV †	3,064	3,078
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.55% Cap), 1.93%, 01/01/31†	4,316	4,260
4.50%, 04/01/31	32,203	35,523
4.50%, 05/01/31	115,725	127,689
4.50%, 06/01/31	35,518	39,188
2.24%, 10/01/31	100,000	108,803
4.50%, 11/01/31	52,220	57,610
6.00%, 11/01/31	1,607	1,878
4.50%, 12/01/31	79,299	87,493
6.00%, 01/01/32	49,091	54,869
2.32%, 02/01/32	100,000	108,664
6.00%, 03/01/32	1,905	2,128
1.85%, 04/01/32	100,000	105,929
1.95%, 04/01/32	100,000	105,939
6.00%, 04/01/32	92,979	104,191
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.95% Cap), 1.93%, 06/01/32†	5,999	5,916
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 12.22% Cap), 1.99%, 08/01/32†	6,097	6,016
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 9.75% Cap), 3.63%, 02/01/33†	828	831
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 11.95% Cap), 1.99%, 05/01/33†	8,748	8,662
5.00%, 07/01/33	15,843	18,178
5.00%, 09/01/33	19,144	21,960
3.50%, 05/01/34	97,906	107,718
6.00%, 10/01/34	24,553	27,376

See Notes to Schedules of Investments.

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.55%, 1.55% Floor, 9.67% Cap), 3.55%, 12/01/34†	$12,192	$12,337
2.00%, 05/01/35	37,257	38,752
6.00%, 05/01/35	293,398	345,340
6.00%, 07/01/35	60,878	70,357
5.50%, 09/01/35	26,475	29,368
5.00%, 10/01/35	52,866	60,786
6.00%, 10/01/35	13,328	15,633
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.54% Cap), 1.93%, 11/01/35†	2,737	2,742
2.00%, 11/01/35	1,162,742	1,209,963
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.96%, 1.96% Floor, 8.99% Cap), 3.14%, 11/01/35†	26,361	27,257
6.00%, 11/01/35	187,524	211,462
5.50%, 04/01/36	2,267	2,430
(Floating, COF 11th District San Francisco + 1.25%, 3.93% Floor, 12.90% Cap), 4.07%, 05/01/36†	21,669	22,878
5.50%, 11/01/36	43,588	50,750
3.00%, 12/01/36	113,927	119,992
5.50%, 03/01/37	2,616	3,067
6.00%, 07/01/37	450,729	529,758
6.50%, 10/01/37	40,071	46,176
7.00%, 10/01/37	1,269	1,483
7.00%, 11/01/37	4,798	5,446
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.69% Cap), 1.93%, 12/01/37†	15,750	15,629
3.00%, 12/01/37	120,930	127,165
7.00%, 12/01/37	3,126	3,802
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.53% Cap), 1.93%, 01/01/38†	7,746	7,715
7.00%, 02/01/38	1,661	1,916
4.50%, 03/01/38	3,344	3,664
4.50%, 04/01/38	40,634	44,944
5.00%, 04/01/38	51,007	58,568
5.00%, 06/01/38	54,683	62,475
5.50%, 08/01/38	31,612	36,671
7.00%, 11/01/38	12,041	14,037
7.00%, 02/01/39	5,096	5,901
6.00%, 12/01/39	190,775	224,700
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.69% Cap), 2.57%, 06/01/40†	21,809	22,251
2.57%, 10/01/40†	77,502	77,792
(Floating, COF 11th District San Francisco + 1.25%, 1.25% Floor, 10.25% Cap), 1.93%, 11/01/40†	6,822	6,748
4.50%, 04/01/41	74,602	83,808
6.00%, 07/01/41	162,196	196,604
4.50%, 08/01/41	38,257	42,999
	Par	Value
4.50%, 11/01/41	$185,499	$207,682
4.00%, 06/01/42	21,251	22,796
3.50%, 09/01/42	37,274	40,533
4.00%, 10/01/42	126,791	139,141
2.50%, 11/01/42	17,595	18,754
4.00%, 11/01/42	1,256,590	1,412,262
2.50%, 12/01/42	12,989	13,845
3.00%, 12/01/42	13,231	14,513
3.50%, 12/01/42	57,349	62,225
4.00%, 12/01/42	86,779	95,940
2.50%, 01/01/43	12,825	13,670
3.00%, 01/01/43	246,466	264,346
3.50%, 01/01/43	1,148,211	1,248,600
2.50%, 02/01/43	18,426	19,635
2.50%, 03/01/43	1,194,789	1,273,212
3.00%, 03/01/43	155,240	170,121
3.50%, 03/01/43	499,118	541,190
2.50%, 04/01/43	1,071,148	1,140,659
3.00%, 04/01/43	231,828	254,306
4.00%, 04/01/43	45,056	51,038
2.50%, 05/01/43	21,129	22,516
3.00%, 05/01/43	146,754	160,982
2.50%, 06/01/43	20,852	22,220
3.00%, 06/01/43	47,635	52,254
4.00%, 06/01/43	383,329	430,274
3.00%, 07/01/43	385,106	422,446
4.00%, 07/01/43	398,348	445,430
2.50%, 08/01/43	794,724	846,894
4.00%, 08/01/43	127,531	139,978
4.50%, 09/01/43	407,512	456,085
2.50%, 10/01/43	25,358	27,006
4.50%, 10/01/43	132,191	147,792
4.50%, 11/01/43	85,579	95,620
4.50%, 12/01/43	129,265	144,468
4.50%, 01/01/44	78,731	87,983
4.50%, 02/01/44	563,310	632,614
4.50%, 10/01/44	293,337	330,477
4.00%, 01/01/45	116,852	130,198
4.50%, 02/01/45	826,679	961,230
3.50%, 04/01/45	953,746	1,029,133
4.50%, 04/01/45	448,863	508,118
4.50%, 05/01/45	50,948	58,368
3.50%, 06/01/45	367,676	391,961
4.50%, 06/01/45	520,133	578,350
3.00%, 11/01/45	1,060,385	1,117,189
3.50%, 12/01/45	163,749	176,959
3.50%, 01/01/46	324,780	356,439
3.00%, 05/01/46	437,090	470,567
3.00%, 07/01/46	492,039	527,700
3.00%, 08/01/46	1,004,854	1,078,179
3.00%, 09/01/46	393,137	415,171
3.00%, 10/01/46	64,266	68,561
3.00%, 11/01/46	2,173,999	2,317,068
3.50%, 11/01/46	48,928	52,821
4.50%, 11/01/46	496,536	545,334
5.00%, 11/01/46	727,993	830,324
3.50%, 12/01/46	661,888	711,903
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 02/01/47	$3,666,168	$3,889,571
4.50%, 03/01/47	662,208	732,833
4.00%, 04/01/47	102,122	110,909
3.50%, 05/01/47	508,998	543,829
4.00%, 05/01/47	107,051	116,004
4.50%, 06/01/47	689,753	779,719
4.50%, 07/01/47	1,004,854	1,107,718
4.00%, 08/01/47	906,162	969,429
3.00%, 09/01/47	1,121,054	1,202,237
3.50%, 09/01/47	16,215,756	17,745,908
3.50%, 10/01/47	16,253,713	17,799,870
4.00%, 10/01/47	387,694	415,170
3.50%, 11/01/47	21,551,965	23,598,658
4.50%, 11/01/47	238,162	263,284
3.50%, 12/01/47	21,679,459	23,744,210
4.00%, 12/01/47	433,820	477,052
3.50%, 01/01/48	349,114	370,335
4.00%, 01/01/48	492,412	539,650
3.50%, 02/01/48	1,548,827	1,639,722
4.00%, 02/01/48	1,569,841	1,736,717
4.00%, 03/01/48	1,195,580	1,321,523
4.50%, 05/01/48	577,813	628,625
5.00%, 05/01/48	231,241	255,382
4.00%, 06/01/48	713,657	784,346
3.50%, 07/01/48	1,023,395	1,084,178
4.00%, 07/01/48	1,290,544	1,414,850
4.50%, 07/01/48	505,907	556,341
3.50%, 08/01/48	8,621,415	9,402,392
4.00%, 08/01/48	3,819,880	4,151,343
4.50%, 08/01/48	676,729	747,044
5.00%, 08/01/48	124,391	136,449
4.00%, 09/01/48	1,090,789	1,165,196
4.50%, 09/01/48	870,583	956,055
4.00%, 10/01/48	358,042	383,962
4.50%, 10/01/48	1,175,990	1,294,368
5.00%, 10/01/48	584,150	640,333
3.50%, 11/01/48	698,767	744,931
4.00%, 11/01/48	174,116	190,202
4.50%, 11/01/48	348,924	386,889
5.00%, 11/01/48	4,785,131	5,359,796
4.50%, 12/01/48	788,283	852,624
3.50%, 02/01/49	75,417	82,156
4.50%, 02/01/49	108,775	118,757
4.00%, 05/01/49	89,263	97,366
4.50%, 05/01/49	358,153	388,220
3.00%, 07/01/49	81,538	86,853
4.50%, 07/01/49	136,343	149,021
4.50%, 08/01/49	136,599	149,301
3.00%, 09/01/49	2,542,902	2,719,214
4.50%, 09/01/49	967,794	1,073,799
5.00%, 09/01/49	1,147,722	1,283,102
3.50%, 10/01/49	805,835	872,838
4.00%, 10/01/49	87,505	94,731
3.00%, 11/01/49	447,540	474,192
3.00%, 12/01/49	731,400	778,040
3.50%, 12/01/49	267,679	289,932
4.00%, 12/01/49	669,844	720,564
	Par	Value
3.00%, 01/01/50	$191,681	$203,550
3.00%, 02/01/50	1,988,773	2,130,473
3.50%, 02/01/50	984,044	1,046,495
3.00%, 03/01/50	391,670	421,799
4.50%, 03/01/50	259,224	281,535
5.00%, 03/01/50	392,115	430,164
3.50%, 04/01/50	558,418	593,915
3.00%, 06/01/50	1,179,131	1,248,604
3.00%, 08/01/50	199,373	211,604
3.00%, 09/01/50	497,036	527,675
4.00%, 02/01/56	439,438	496,722
4.50%, 04/01/56	672,558	768,851
5.50%, 09/01/56	628,500	741,504
4.00%, 01/01/57	270,901	306,216
3.50%, 03/01/57	1,982,825	2,192,139
4.00%, 06/01/57	466,378	524,713
4.50%, 09/01/57	730,030	834,091
Federal National Mortgage Association ACES, Series 2015-M1
0.60%, 09/25/24† IO γ	3,015,399	72,063
Federal National Mortgage Association ACES, Series 2016-M11
2.94%, 07/25/39	110,134	113,644
Federal National Mortgage Association ACES, Series 2017-M8
3.06%, 05/25/27	100,000	113,312
Federal National Mortgage Association ACES, Series 2019-M23
2.72%, 10/25/31	299,939	325,582
Federal National Mortgage Association ACES, Series 2019-M27
2.70%, 11/25/40	200,000	233,087
Federal National Mortgage Association ACES, Series 2020-M33
2.36%, 01/25/31† IO γ	7,100,000	968,416
Federal National Mortgage Association ACES, Series 2020-M6
2.50%, 10/25/37	97,189	103,720
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27 IO	160,023	8,873
4.50%, 11/25/39 IO	29,939	4,529
3.50%, 11/25/41 IO	117,216	10,480
4.00%, 11/25/41 IO	147,004	20,036
4.00%, 04/25/42 IO	275,329	38,678
Federal National Mortgage Association REMIC, Series 1991-137
868.32%, 10/25/21 IO	6	23

See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 1991-97
1,009.30%, 08/25/21 IO	$3	$13
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 9.00% Cap), 0.60%, 10/18/30†	5,315	5,330
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	313,552	371,332
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 6.60%, 03/25/37† IO	381,228	96,102
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	221,762	256,728
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	698,062	789,494
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 6.40%, 10/25/41† IO	281,465	58,831
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	80,498	4,874
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	18,092	21,908
Federal National Mortgage Association REMIC, Series 2012-118
3.50%, 12/25/39 IO	118,320	3,488
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.00%, 12/25/42† IO	96,584	18,123
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	62,254	76,642
	Par	Value
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	$5,143	$5,645
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 6.35%, 04/25/42† IO	91,873	19,809
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	93,438	110,137
Federal National Mortgage Association REMIC, Series 2012-70
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.50%, 02/25/41† IO	11,740	896
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.50%, 03/25/42† IO	115,325	22,062
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.60% - ICE LIBOR USD 1M, 6.60% Cap), 6.45%, 07/25/42† IO	29,309	6,576
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.95% - ICE LIBOR USD 1M, 5.95% Cap), 5.80%, 12/25/43† IO	376,559	81,154
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	122,417	14,720
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	629,722	42,802
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	318,437	41,236
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.00%, 06/25/43† IO	162,627	35,753
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	$406,062	$470,163
6.50%, 07/25/42	167,698	204,365
Federal National Mortgage Association REMIC, Series 2014-47
2.87%, 08/25/44† IO γ	284,858	18,815
Federal National Mortgage Association REMIC, Series 2015-55
2.57%, 08/25/55† IO γ	102,328	4,847
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.00%, 08/25/45† IO	51,051	12,969
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 10/25/57† IO	694,431	158,048
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.20%- ICE LIBOR USD 1M, 6.20% Cap), 6.05%, 11/25/47† IO	230,255	45,817
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	301,502	303,319
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	398,008	54,143
FHLMC Multifamily Structured Pass-Through Certificates, Series K016
1.64%, 10/25/21† IO γ	169,180	1,965
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.56%, 08/25/27† IO γ	2,412,576	65,854
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.70%, 03/25/29† IO γ	1,415,753	61,709
3.51%, 03/25/29	140,000	166,236
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
1.09%, 05/25/29† IO γ	1,995,530	142,300
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
1.02%, 06/25/29† IO γ	999,033	67,342
FHLMC Multifamily Structured Pass-Through Certificates, Series K095
1.08%, 06/25/29† IO γ	1,197,585	85,967
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K099
1.01%, 09/25/29† IO γ	$1,088,346	$75,191
FHLMC Multifamily Structured Pass-Through Certificates, Series K723
1.07%, 08/25/23† IO γ	3,213,827	66,997
FHLMC Multifamily Structured Pass-Through Certificates, Series K735
1.10%, 05/25/26† IO γ	853,221	41,033
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.44%, 07/25/26† IO γ	1,999,371	126,841
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3
(Floating, ICE LIBOR USD 1M + 5.55%), 5.73%, 07/25/28†	241,065	256,574
FHLMC Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3
(Floating, ICE LIBOR USD 1M + 3.80%, 3.80% Floor), 3.95%, 03/25/29†	240,629	250,186
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.42%, 07/25/44†	421,048	433,541
Finsbury Square PLC, Series 2020-2A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.30%), 1.36%, 06/16/70(U) 144A †	1,400,000	1,821,448
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
3.01%, 06/25/34† γ	160,018	158,157
FREMF Mortgage Trust, Series 2012-K20, Class X2A
0.20%, 05/25/45 144A IO	4,987,443	12,925
Government National Mortgage Association
7.00%, 01/15/26	2,092	2,276
7.00%, 07/15/27	17,465	19,725
7.00%, 01/15/28	10,153	10,308
7.00%, 03/15/28	22,920	26,505
7.00%, 07/15/28	3,137	3,462
7.50%, 07/15/28	8,926	9,094
6.50%, 08/15/28	1,759	1,960
7.00%, 08/15/28	4,709	5,226
7.50%, 08/15/28	5,718	6,481
6.50%, 09/15/28	3,066	3,469
7.00%, 10/15/28	10,262	10,353
7.50%, 03/15/29	8,474	10,008
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.13%, 11/20/29†	15,599	16,275

See Notes to Schedules of Investments.

	Par	Value
8.50%, 08/15/30	$407	$420
8.50%, 11/20/30	4,749	5,666
6.50%, 08/15/31	27,371	31,829
7.50%, 08/15/31	6,248	6,899
6.50%, 10/15/31	27,948	32,091
6.00%, 11/15/31	81,685	94,744
6.50%, 11/15/31	47,641	52,670
6.00%, 12/15/31	14,545	17,298
6.00%, 01/15/32	55,935	63,343
6.00%, 02/15/32	72,788	81,355
6.50%, 02/15/32	30,197	34,540
6.00%, 04/15/32	35,500	39,552
7.50%, 04/15/32	7,704	8,338
6.50%, 06/15/32	40,170	45,523
6.50%, 08/15/32	52,005	58,556
6.50%, 09/15/32	56,696	66,356
6.00%, 10/15/32	58,200	69,409
5.50%, 11/15/32	8,442	9,538
6.00%, 11/15/32	49,605	55,974
6.00%, 12/15/32	24,425	27,923
6.50%, 12/15/32	7,927	9,055
5.50%, 01/15/33	5,392	6,059
6.00%, 01/15/33	18,706	21,129
5.50%, 02/15/33	10,718	12,539
6.00%, 02/15/33	19,702	23,496
5.50%, 03/15/33	11,017	12,740
6.50%, 04/15/33	126,714	153,023
6.00%, 06/15/33	17,162	19,117
5.50%, 07/15/33	12,186	13,919
5.50%, 08/15/33	4,648	5,237
5.50%, 09/15/33	2,711	3,053
6.00%, 10/15/33	32,546	36,304
6.50%, 10/15/33	62,881	73,084
5.50%, 04/15/34	5,999	6,739
5.50%, 05/15/34	2,443	2,697
6.50%, 08/15/34	81,209	94,795
5.50%, 09/15/34	47,869	55,747
5.50%, 12/15/34	49,256	57,764
5.50%, 01/15/35	34,860	40,861
6.00%, 09/20/38	110,496	127,115
5.00%, 07/20/40	8,604	9,823
5.00%, 09/20/40	39,103	44,642
4.00%, 10/20/40	4,948	5,402
6.00%, 10/20/40	16,076	18,503
6.00%, 01/20/41	14,375	16,550
4.50%, 04/20/41	166,432	184,973
3.00%, 09/15/42	402,300	423,262
3.00%, 10/15/42	168,983	176,634
3.00%, 11/15/42	74,660	78,009
4.00%, 08/20/43	294,737	323,510
3.50%, 06/20/44	112,745	122,175
4.00%, 10/20/44	142,156	154,725
3.00%, 01/15/45	2,757,399	2,873,763
4.00%, 01/20/45	226,319	246,283
3.00%, 03/20/45	316,440	333,580
3.50%, 03/20/45	51,860	55,374
3.50%, 04/15/45	459,046	482,791
4.00%, 05/20/45	25,873	28,038
	Par	Value
4.00%, 10/20/45	$211,855	$228,813
3.50%, 09/20/46	1,853,782	1,975,036
3.00%, 11/20/46	101,598	107,555
3.50%, 04/20/47	928,181	989,875
4.00%, 06/20/47	2,512,368	2,702,674
3.00%, 09/20/47	29,261	30,844
4.00%, 09/20/47	1,002,649	1,076,285
3.50%, 10/20/47	818,437	886,530
4.00%, 11/20/47	619,097	663,035
4.00%, 12/20/47	279,402	299,681
3.00%, 02/20/48	146,624	153,542
4.00%, 02/20/48	190,264	205,412
4.00%, 03/20/48	314,959	336,723
4.00%, 04/20/48	210,597	224,691
4.50%, 05/20/48	2,599,583	2,812,810
3.50%, 06/15/48	199,306	210,663
4.50%, 06/20/48	572,544	618,446
4.50%, 07/20/48	38,551	41,811
4.50%, 08/20/48	4,667,452	5,030,128
5.00%, 08/20/48	529,439	577,005
4.50%, 09/20/48	2,655,335	2,871,781
5.00%, 09/20/48	421,216	458,967
4.50%, 10/20/48	525,936	567,920
5.00%, 10/20/48	3,172,651	3,473,673
5.00%, 11/20/48	4,171,729	4,545,021
4.50%, 12/20/48	216,338	232,801
5.00%, 12/20/48	2,841,113	3,089,113
4.50%, 01/20/49	8,064,012	8,666,859
5.00%, 01/20/49	7,519,698	8,179,504
4.00%, 02/20/49	3,806,538	4,052,352
4.50%, 02/20/49	798,594	858,415
5.00%, 02/20/49	173,446	188,882
4.00%, 03/20/49	3,055,329	3,248,236
4.50%, 03/20/49	574,912	618,130
5.00%, 03/20/49	1,041,033	1,132,742
4.00%, 05/20/49	2,434,381	2,588,863
4.50%, 05/20/49	685,127	733,778
5.00%, 08/20/49	10,672,322	11,605,096
3.50%, 10/20/49	363,989	375,156
4.00%, 10/20/49	98,452	106,075
4.50%, 10/20/49	3,790,890	4,062,524
4.00%, 11/20/49	97,039	105,049
5.00%, 11/20/49	949,537	1,032,358
4.50%, 12/20/49	1,846,097	1,977,725
3.00%, 01/20/50	292,782	307,051
3.50%, 01/20/50	1,000,001	1,051,586
4.00%, 01/20/50	98,884	107,805
3.50%, 02/20/50	197,906	210,040
4.00%, 02/20/50	97,441	105,756
4.00%, 03/20/50	99,181	108,619
4.00%, 04/20/50	397,191	431,531
3.50%, 05/15/50	198,815	210,108
2.00%, 10/01/50 TBA	23,000,000	23,896,641
2.50%, 10/01/50 TBA	20,100,000	21,110,496
2.50%, 10/20/50	6,000,000	6,310,481
2.00%, 11/01/50 TBA	23,000,000	23,849,922
2.50%, 11/01/50 TBA	12,000,000	12,581,250
3.50%, 11/01/50 TBA	8,000,000	8,426,562
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.50%, 11/01/50 TBA	$16,300,000	$17,484,297
Government National Mortgage Association, Series 2007-30
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 6.50% Cap), 0.46%, 05/20/37†	87,672	87,758
Government National Mortgage Association, Series 2007-51
(Floating, 6.58% - ICE LIBOR USD 1M, 6.58% Cap), 6.42%, 08/20/37† IO	800,313	130,051
Government National Mortgage Association, Series 2010-31
(Floating, 6.50% - ICE LIBOR USD 1M, 6.50% Cap), 6.34%, 03/20/39† IO	879	3
Government National Mortgage Association, Series 2010-85
(Floating, 6.65% - ICE LIBOR USD 1M, 6.65% Cap), 6.49%, 01/20/40† IO	20,450	1,777
Government National Mortgage Association, Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor, 10.50% Cap), 0.55%, 12/20/60†	178,388	178,380
Government National Mortgage Association, Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%, 0.48% Floor, 10.50% Cap), 0.63%, 03/20/61†	226,987	227,403
Government National Mortgage Association, Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor, 10.50% Cap), 0.65%, 03/20/61†	161,476	161,825
Government National Mortgage Association, Series 2012-144
0.39%, 01/16/53† IO γ	6,007,604	120,686
Government National Mortgage Association, Series 2012-34
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 03/20/42† IO	29,186	7,506
Government National Mortgage Association, Series 2012-66
3.50%, 02/20/38 IO	61,751	1,886
Government National Mortgage Association, Series 2012-H27
1.76%, 10/20/62† IO γ	542,254	27,542
Government National Mortgage Association, Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor, 10.50% Cap), 0.50%, 12/20/62†	795,853	794,993
Government National Mortgage Association, Series 2013-107
2.70%, 11/16/47† γ	261,705	277,454
	Par	Value
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	$84,492	$8,593
Government National Mortgage Association, Series 2014-117
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.44%, 08/20/44† IO	57,236	11,288
Government National Mortgage Association, Series 2014-118
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 08/20/44† IO	161,877	37,470
Government National Mortgage Association, Series 2014-17
2.60%, 06/16/48† γ	33,855	35,430
Government National Mortgage Association, Series 2014-93
0.53%, 11/16/55† IO γ	2,194,202	72,209
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	83,555	12,143
Government National Mortgage Association, Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%, 0.55% Floor, 7.50% Cap), 0.70%, 05/20/65†	2,059,621	2,068,133
Government National Mortgage Association, Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%, 0.43% Floor, 11.00% Cap), 0.58%, 05/20/65†	2,122,598	2,124,035
(Floating, ICE LIBOR USD 1M + 0.57%, 0.57% Floor, 7.50% Cap), 0.72%, 06/20/65†	3,575,875	3,592,603
Government National Mortgage Association, Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%, 0.58% Floor, 7.50% Cap), 0.73%, 06/20/65†	1,383,765	1,391,403
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.75%, 06/20/65†	3,342,113	3,361,864
Government National Mortgage Association, Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.75%, 07/20/65†	3,291,854	3,312,293
Government National Mortgage Association, Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor), 0.62%, 06/20/65†	500,669	501,403
Government National Mortgage Association, Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.75%, 07/20/65†	474,608	477,407

See Notes to Schedules of Investments.

	Par	Value
Government National Mortgage Association, Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor), 0.75%, 08/20/65†	$536,890	$540,021
Government National Mortgage Association, Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%, 0.60% Floor, 7.50% Cap), 0.75%, 09/20/65†	540,587	543,948
Government National Mortgage Association, Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%, 0.62% Floor, 7.50% Cap), 0.77%, 09/20/65†	591,849	595,925
Government National Mortgage Association, Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor, 11.00% Cap), 0.67%, 10/20/65†	1,170,955	1,176,250
Government National Mortgage Association, Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%, 0.68% Floor), 0.83%, 08/20/61†	4,230	4,269
Government National Mortgage Association, Series 2016-152
0.84%, 08/15/58† IO γ	4,318,892	256,355
Government National Mortgage Association, Series 2017-190
0.64%, 03/16/60† IO γ	5,912,361	296,364
Government National Mortgage Association, Series 2017-H15
(Floating, ICE LIBOR USD 1Y + 0.80%, 0.80% Floor, 7.50% Cap), 1.44%, 07/20/67†	1,699,862	1,738,649
2.31%, 07/20/67† IO γ	531,853	63,237
Government National Mortgage Association, Series 2017-H18
0.84%, 09/20/67† IO γ	4,178,911	343,638
Government National Mortgage Association, Series 2017-H20
2.00%, 10/20/67† IO γ	182,150	18,249
Government National Mortgage Association, Series 2017-H22
1.96%, 11/20/67† IO γ	1,447,999	146,365
Government National Mortgage Association, Series 2018-H07
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor, 11.00% Cap), 0.45%, 05/20/68†	894,259	891,896
Government National Mortgage Association, Series 2019-123
3.00%, 10/20/49	215,382	227,662
Government National Mortgage Association, Series 2019-28
3.15%, 06/16/60	205,255	216,440
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	698,685	96,538
	Par	Value
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	$489,149	$83,104
Government National Mortgage Association, Series 2020-H09
(Floating, ICE LIBOR USD 1M + 1.25%, 1.25% Floor, 11.00% Cap), 1.41%, 04/20/70†	189,402	195,314
(Floating, ICE LIBOR USD 1M + 1.15%, 1.15% Floor), 1.31%, 05/20/70†	499,507	524,427
Government National Mortgage Association, Series 2020-H13
(Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor, 7.50% Cap), 0.61%, 07/20/70†	200,073	200,410
GPMT, Ltd., Series 2018-FL1, Class A
(Floating, ICE LIBOR USD 1M + 0.90%, 0.90% Floor), 1.06%, 11/21/35 144A †	299,404	297,877
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, ICE LIBOR USD 1M + 0.18%, 0.18% Floor), 0.33%, 01/25/37†	399,839	368,482
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class A
(Floating, ICE LIBOR USD 1M + 1.30%, 1.30% Floor), 1.45%, 09/15/31 144A †	1,530,000	1,232,863
GS Mortgage Securities Trust, Series 2013-GC16, Class B
5.16%, 11/10/46	130,000	137,502
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	405,139
GS Mortgage Securities Trust, Series 2019-GC42, Class D
2.80%, 09/01/52 144A	450,000	384,407
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
3.68%, 09/25/35† γ	285,233	290,303
Harben Finance PLC, Series 2017-1X, Class A
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	487,016	628,857
Hawksmoor Mortgages, Series 2019-1A, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.05%), 1.11%, 05/25/53(U) 144A †	6,367,670	8,240,605
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, ICE LIBOR USD 1M + 0.72%, 0.36% Floor, 11.00% Cap), 0.87%, 10/25/34†	27,308	25,832
IndyMac ARM Trust, Series 2001-H2, Class A1
2.82%, 01/25/32† γ	5,176	4,870
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class D
5.32%, 05/15/45† γ	$280,000	$239,313
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
3.36%, 02/25/35† γ	21,294	20,233
JP Morgan Mortgage Trust, Series 2018-3, Class A1
3.50%, 09/25/48 144A † γ	1,699,078	1,750,945
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	597,716	615,840
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B
5.05%, 01/15/47† γ	50,000	53,542
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	695,339	733,731
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	733,712	778,227
London Wall Mortgage Capital PLC, Series 2017-FL1, Class A
(Floating, ICE LIBOR GBP 3M + 0.85%), 0.92%, 11/15/49(U) †	436,138	561,968
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.31%, 01/01/61(U) †	660,679	808,892
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.60%), 0.75%, 01/01/61(U) †	533,754	666,238
Manhattan West, Series 2020-1MW, Class A
2.13%, 09/10/39 144A	1,700,000	1,771,290
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.26%, 04/15/47(U) †	654,030	799,632
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
3.23%, 11/21/34† γ	144,771	146,433
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
3.19%, 05/25/34† γ	74,123	75,483
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS
3.46%, 05/15/46	140,000	146,355
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	395,354
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 04/15/48	480,000	520,262
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	$1,400,000	$1,520,879
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	800,000	851,689
Morgan Stanley Capital I Trust, Series 2014-CPT, Class B
3.56%, 07/13/29 144A † γ	800,000	811,144
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A
(Floating, ICE LIBOR USD 1M + 1.40%, 1.40% Floor), 1.55%, 05/15/36 144A †	1,050,000	1,008,210
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.51%, 04/05/42 144A † γ	1,600,000	1,688,301
MortgageIT Trust, Series 2005-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%, 0.28% Floor, 11.50% Cap), 0.43%, 10/25/35†	182,885	183,561
MSCG Trust, Series 2015-ALDR, Class A2
3.58%, 06/07/35 144A † γ	580,000	573,330
Nomura Resecuritization Trust, Series 2014-7R, Class 2A3
(Floating, ICE LIBOR USD 1M + 0.20%, 0.20% Floor), 0.38%, 12/26/35 144A †	52,694	52,606
OBX Trust, Series 2018-1, Class A2
(Floating, ICE LIBOR USD 1M + 0.65%), 0.80%, 06/25/57 144A †	1,885,952	1,887,838
ResLoc UK PLC, Series 2007-1X, Class A3A
(Floating, 0.16% - Euribor 3M), 0.00%, 12/15/43(E) †	928,445	1,045,370
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.22%, 12/15/43(U) †	232,111	283,065
Ripon Mortgages PLC, Series 1A, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) 144A †	1,942,282	2,508,951
Ripon Mortgages PLC, Series 1X, Class A1
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	140,648	181,683
Ripon Mortgages PLC, Series 1X, Class A2
(Floating, ICE LIBOR GBP 3M + 0.80%), 0.87%, 08/20/56(U) †	2,531,664	3,270,287
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A
(Floating, ICE LIBOR USD 1M + 0.95%, 1.94% Floor), 1.94%, 06/15/33 144A †	383,924	378,489

See Notes to Schedules of Investments.

	Par	Value
Sequoia Mortgage Trust, Series 2003-4, Class 1A2
(Floating, ICE LIBOR USD 6M + 0.66%, 0.33% Floor, 11.50% Cap), 0.98%, 07/20/33†	$45,193	$42,694
Sequoia Mortgage Trust, Series 6, Class A
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.00% Cap), 0.80%, 04/19/27†	173,701	168,854
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	339,833
Stratton Mortgage Funding PLC, Series 2019-1, Class A
(Floating, SONIA Deposit Rates Swap 3M + 1.20%), 1.26%, 05/25/51(U) †	1,515,782	1,957,094
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 2A1
(Floating, ICE LIBOR USD 1M + 0.30%, 0.30% Floor), 0.45%, 10/25/35†	389,217	386,729
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor, 11.00% Cap), 0.41%, 07/19/35†	49,893	47,384
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, ICE LIBOR USD 1M + 0.64%, 0.32% Floor, 11.50% Cap), 0.79%, 09/25/43†	4,785	4,735
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
3.58%, 04/25/45† γ	30,882	29,759
Towd Point Mortgage Funding PLC, Series 2019-GR4A, Class A1
(Floating, ICE LIBOR GBP 3M + 1.03%), 1.08%, 10/20/51(U) 144A †	1,524,924	1,977,319
Towd Point Mortgage Funding PLC, Series 2020-A14X, Class A
(Floating, SONIA Deposit Rates Swap 3M + 0.90%), 0.96%, 05/20/45(U) †	3,702,112	4,776,199
Tower Bridge Funding No. 1 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 1.00%), 1.06%, 03/20/56(U) †	254,037	328,867
Tower Bridge Funding No. 2 PLC, Class A
(Floating, ICE LIBOR GBP 3M + 0.90%), 0.96%, 03/20/56(U) †	676,629	872,709
Trinity Square PLC, Series 2015-1A, Class A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.23%, 07/15/51(U) 144A †	169,222	218,720
	Par	Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class D
4.62%, 12/10/45 144A † γ	$320,000	$170,501
Uniform Mortgage Backed Securities
1.50%, 10/01/35 TBA	1,800,000	1,841,906
2.00%, 10/01/35 TBA	6,100,000	6,342,570
2.00%, 10/01/50 TBA	9,700,000	10,029,648
3.00%, 10/01/50 TBA	9,000,000	9,428,730
3.50%, 10/01/50 TBA	16,000,000	16,870,625
2.00%, 11/01/50 TBA	5,000,000	5,161,243
2.50%, 11/01/50 TBA	21,200,000	22,209,125
3.00%, 11/01/50 TBA	48,100,000	50,400,720
2.00%, 12/01/50 TBA	44,300,000	45,645,622
2.50%, 12/01/50 TBA	28,000,000	29,284,725
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%, 11/15/30 144A	100,000	103,316
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
3.84%, 02/25/33† γ	2,719	2,759
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 2.42%, 06/25/42†	6,911	6,601
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, ICE LIBOR USD 1M + 0.78%, 0.39% Floor, 10.50% Cap), 0.93%, 01/25/45†	864,445	846,484
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, ICE LIBOR USD 1M + 0.29%, 0.29% Floor, 10.50% Cap), 0.44%, 10/25/45†	619,097	612,380
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
3.51%, 02/25/37† γ	187,273	168,088
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
3.63%, 02/25/37† γ	115,455	111,354
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 1.78%, 04/25/47†	436,480	402,205
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, ICE LIBOR USD 1M + 0.54%, 0.27% Floor, 10.50% Cap), 0.69%, 07/25/45†	448,974	417,819
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, ICE LIBOR USD 1M + 0.58%, 0.29% Floor, 10.50% Cap), 0.73%, 07/25/45†	$93,032	$89,241
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A
4.10%, 09/14/22 144A	115,564	114,098
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
3.46%, 12/28/37† γ	319,489	307,786
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
4.41%, 07/15/46† γ	20,000	18,909
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	118,007
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	247,099	254,739
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class XA
1.47%, 06/15/45 144A † IO γ	258,134	3,752
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class XA
1.33%, 05/15/45 144A † IO γ	2,236,447	56,179
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class XA
1.19%, 03/15/47† IO γ	887,249	21,810
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
1.19%, 08/15/47† IO γ	2,849,098	88,722
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	298,957
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	174,165
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	2,094,733
Total Mortgage-Backed Securities (Cost $754,125,946)		772,574,570
MUNICIPAL BONDS — 0.5%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	1,143,414
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	362,603
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bond, Series A
6.90%, 12/01/40	700,000	999,463
	Par	Value
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bond, Series B
6.90%, 12/01/40	$300,000	$428,341
Health & Educational Facilities Authority of the State of Missouri, Revenue Bond, Series A
3.23%, 05/15/50	460,000	521,001
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	825,000	902,129
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	401,928
State of California, General Obligation
7.95%, 03/01/36	28	26
7.55%, 04/01/39	410,000	718,220
State of Illinois, General Obligation
5.10%, 06/01/33	1,115,000	1,127,611
6.63%, 02/01/35	495,000	546,163
7.35%, 07/01/35	465,000	527,154
University of California, Revenue Bond, Series BG
1.61%, 05/15/30	1,600,000	1,604,784
Total Municipal Bonds (Cost $8,267,867)		9,282,837

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,395.00, Expires 10/23/20 (GSC)	56	$7,813,750	21,000
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,397.00, Expires 10/23/20 (GSC)	48	6,697,500	12,000
Long U.S. Treasury Bond Future expiration date 11/2020, Strike Price $1,760.00, Expires 10/23/20 (GSC)	25	4,407,033	71,356

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 11/2020, Strike Price $1,770.00, Expires 10/23/20 (GSC)	56	$9,871,753	$57,750
Long U.S. Treasury Bond Future expiration date 11/2020, Strike Price $1,780.00, Expires 10/23/20 (GSC)	32	5,641,002	21,000
			183,106
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,390.00, Expires 10/23/20 (GSC)	25	3,488,281	4,688
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,392.00, Expires 10/23/20 (GSC)	28	3,906,875	7,000
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,360.00, Expires 11/20/20 (GSC)	35	4,883,594	3,828
5-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,260.00, Expires 10/23/20 (GSC)	65	8,192,035	7,617
Long U.S. Treasury Bond Future expiration date 11/2020, Strike Price $1,760.00, Expires 10/23/20 (GSC)	66	11,634,566	82,500
			105,633
Total Purchased Options (Premiums paid $339,568)			288,739

	Par
U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Cash Management Bill
0.10%, 12/08/20Ω Δ	$390,000	389,904
U.S. Treasury Bills
0.13%, 10/20/20Ω Δ	660,000	659,977
0.15%, 10/22/20Ω Δ	9,210,000	9,209,611
	Par	Value
0.10%, 12/03/20Ω Δ	$5,930,000	$5,929,118
		15,798,706
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	15,406
4.25%, 05/15/39	4,300,000	6,606,715
4.38%, 11/15/39	200,000	312,984
1.13%, 08/15/40	2,470,000	2,429,284
2.75%, 08/15/42	600,000	770,461
2.75%, 11/15/42	700,000	898,269
2.88%, 05/15/43Δ	3,200,000	4,186,875
3.63%, 02/15/44	6,460,000	9,459,862
3.38%, 05/15/44‡‡	3,200,000	4,525,625
3.13%, 08/15/44Δ	4,800,000	6,546,375
3.00%, 11/15/44‡‡	3,100,000	4,151,457
2.50%, 02/15/45Δ	950,000	1,172,062
2.88%, 08/15/45	4,340,000	5,715,407
2.75%, 08/15/47	7,940,000	10,331,615
3.00%, 02/15/48	6,170,000	8,406,625
3.13%, 05/15/48‡‡	5,380,000	7,500,477
3.00%, 02/15/49‡‡ Δ	80,000	109,666
2.88%, 05/15/49Δ	6,200,000	8,325,680
2.25%, 08/15/49Δ	3,400,000	4,056,227
2.00%, 02/15/50Δ	19,840,000	22,515,300
1.25%, 05/15/50Δ	14,950,000	14,216,516
1.38%, 08/15/50	25,950,000	25,473,574
		147,726,462
U.S. Treasury Inflationary Index Bonds
2.13%, 02/15/40	2,253,688	3,462,851
2.13%, 02/15/41	567,917	884,708
0.75%, 02/15/42	240,799	303,931
1.38%, 02/15/44‡‡ Δ	2,645,941	3,777,101
0.75%, 02/15/45	671,183	857,596
1.00%, 02/15/46	1,213,796	1,643,814
1.00%, 02/15/48	1,660,122	2,298,975
1.00%, 02/15/49	6,703,152	9,391,689
0.25%, 02/15/50	584,524	692,870
		23,313,535
U.S. Treasury Notes
2.00%, 12/31/21‡‡	1,500,000	1,534,922
1.88%, 03/31/22‡‡	1,900,000	1,949,801
1.88%, 09/30/22‡‡	3,000,000	3,104,648
2.00%, 10/31/22‡‡	2,700,000	2,805,152
2.25%, 11/15/24	260,000	281,673
0.38%, 04/30/25Δ	500,000	503,037
0.25%, 05/31/25Δ	11,840,000	11,842,312
0.25%, 06/30/25Δ	100,000	99,973
2.88%, 07/31/25	2,330,000	2,622,251
0.25%, 08/31/25Δ	170,000	169,887
2.25%, 11/15/25	1,480,000	1,627,451
2.63%, 01/31/26	3,120,000	3,502,931
2.25%, 03/31/26	1,500,000	1,657,559
2.13%, 05/31/26Δ	6,320,000	6,953,481
2.25%, 02/15/27Δ	3,518,000	3,929,166
0.50%, 04/30/27	8,610,000	8,653,050
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
0.50%, 06/30/27	$12,510,000	$12,559,356
0.50%, 08/31/27	4,860,000	4,874,428
0.38%, 09/30/27	7,120,000	7,077,169
2.75%, 02/15/28‡‡	1,400,000	1,629,469
2.88%, 05/15/28	800,000	941,781
3.13%, 11/15/28	8,180,000	9,859,776
2.63%, 02/15/29	1,000,000	1,168,672
0.63%, 05/15/30Δ	510,000	508,566
0.63%, 08/15/30Δ	7,320,000	7,283,972
		97,140,483
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	2,156,144
2.18%, 08/15/41Ω ‡‡	1,080,000	807,370
		2,963,514
Total U.S. Treasury Obligations (Cost $268,271,473)		287,332,604

	Shares
MONEY MARKET FUNDS — 6.6%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø ∞	112,477,900	112,477,900
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø §	12,211,608	12,211,608
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	1,002,497	1,002,497
Total Money Market Funds (Cost $125,692,005)		125,692,005

	Par
REPURCHASE AGREEMENTS — 3.1%
Deutsche Bank AG
0.11% (dated 10/01/20, due 10/02/20, repurchase price $30,355,171, collateralized by U.S. Treasury Note, 0.13%, due 01/15/30, total market value $27,263,000)	$29,700,000	29,700,000
JP Morgan Securities LLC
0.11% (dated 09/30/20, due 10/01/20, repurchase price $29,586,618, collateralized by U.S. Treasury Inflationary Index Note, 0.50%, due 01/15/28, total market value $25,054,000)	29,000,000	29,000,000
Total Repurchase Agreements (Cost $58,700,000)		58,700,000
TOTAL INVESTMENTS —117.5% (Cost $2,162,991,681)		2,249,176,632

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,400.00, Expires 10/23/20 (GSC)	(48)	$(6,697,500)	$(7,500)
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,420.00, Expires 10/23/20 (GSC)	(66)	(9,209,063)	(1,032)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,410.00, Expires 11/20/20 (GSC)	(128)	(17,860,000)	(28,000)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,415.00, Expires 11/20/20 (GSC)	(64)	(8,930,000)	(9,000)
Long U.S. Treasury Bond Future expiration date 12/2020, Strike Price $1,800.00, Expires 11/20/20 (GSC)	(24)	(4,230,751)	(26,625)
Long U.S. Treasury Bond Future expiration date 12/2020, Strike Price $1,810.00, Expires 11/20/20 (GSC)	(32)	(5,641,002)	(27,500)
			(99,657)
Call Swaptions — (0.0)%
Pay .448% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 5/14/2026 USD, Strike Price $0.45, Expires 05/12/21 (DEUT)	1	(4,400,000)	(22,528)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Pay .48% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 5/21/2026 USD, Strike Price $0.48, Expires 05/19/21 (JPM)	1	$(4,600,000)	$(21,332)
Pay .506% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 4/8/2026 USD, Strike Price $0.51, Expires 04/06/21 (DEUT)	1	(3,300,000)	(10,629)
Pay 0.1% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 12/3/2030 EUR, Strike Price $0.10, Expires 12/01/20 (CITI)	1	(5,050,000)	(3,003)
Pay 0.1% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 12/4/2030 EUR, Strike Price $0.10, Expires 12/02/20 (CITI)	1	(3,420,000)	(2,113)
			(59,605)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 11/2020, Strike Price $1,385.00, Expires 10/23/20 (GSC)	(56)	(7,813,750)	(5,250)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,340.00, Expires 11/20/20 (GSC)	(70)	(9,767,188)	(2,188)
	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,355.00, Expires 11/20/20 (GSC)	(70)	$(9,767,188)	$(5,469)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,375.00, Expires 11/20/20 (GSC)	(26)	(3,627,813)	(6,094)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,720.00, Expires 11/20/20 (GSC)	(27)	(4,759,595)	(31,219)
10-Year U.S. Treasury Note Future expiration date 12/2020, Strike Price $1,730.00, Expires 11/20/20 (GSC)	(26)	(4,583,314)	(36,562)
FNCL 2.00% expiration date 10/2020, Strike Price $102.29, Expires 10/07/20 (MSCS)	(7,100,000)	(695,800,000)	(301)
			(87,083)
Put Swaptions — (0.0)%
Pay 3-Month LIBOR (Quarterly); Receive .448% (Semiannually): Interest Rate Swap Maturing 5/14/2026 USD, Strike Price $0.45, Expires 05/12/21 (DEUT)	1	(4,400,000)	(30,590)
Pay 3-Month LIBOR (Quarterly); Receive .48% (Semiannually): Interest Rate Swap Maturing 5/21/2026 USD, Strike Price $0.48, Expires 05/19/21 (JPM)	1	(4,600,000)	(36,426)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive .506% (Semiannually): Interest Rate Swap Maturing 4/8/2026 USD, Strike Price $0.51, Expires 04/06/21 (DEUT)	1	$(3,300,000)	$(28,158)
Pay 6-Month EURIBOR (Semiannually); Receive (.15)% (Annually): Interest Rate Swap Maturing 12/3/2030 EUR, Strike Price $(0.15), Expires 12/01/20 (CITI)	1	(5,050,000)	(64,675)
Pay 6-Month EURIBOR (Semiannually); Receive (.15)% (Annually): Interest Rate Swap Maturing 12/4/2030 EUR, Strike Price $(0.15), Expires 12/02/20 (CITI)	1	(3,420,000)	(43,963)
Pay 6-Month EURIBOR (Semiannually); Receive (.2)% (Annually): Interest Rate Swap Maturing 12/7/2030 EUR, Strike Price $(0.20), Expires 12/03/20 (BOA)	1	(8,470,000)	(77,110)
Pay 6-Month LIBOR (Semiannually); Receive .35% (Semiannually): Interest Rate Swap Maturing 10/2/2030 GBP, Strike Price $0.35, Expires 10/02/20 (CITI)	1	(2,910,000)	(509)
Pay 6-Month LIBOR (Semiannually); Receive .35% (Semiannually): Interest Rate Swap Maturing 10/2/2030 GBP, Strike Price $0.35, Expires 10/02/20 (JPM)	1	(4,490,000)	(786)
	Number of Contracts	Notional Amount	Value
Pay 6-Month LIBOR (Semiannually); Receive .35% (Semiannually): Interest Rate Swap Maturing 10/21/2030 GBP, Strike Price $0.35, Expires 10/21/20 (BOA)	1	$(7,660,000)	$(23,621)
			(305,838)
Total Written Options (Premiums received $ (902,155))			(552,183)

	Par
TBA SALE COMMITMENTS — (4.5)%
Uniform Mortgage Backed Securities 3.50%, 10/01/50 TBA	$(53,200,000)	(56,094,828)
Uniform Mortgage Backed Securities 5.00%, 10/01/50 TBA	(4,000,000)	(4,383,594)
Government National Mortgage Association 4.00%, 10/01/50 TBA	(4,000,000)	(4,250,234)
Uniform Mortgage Backed Securities 4.00%, 11/01/50 TBA	(2,000,000)	(2,135,430)
Government National Mortgage Association 3.00%, 10/01/50 TBA	(1,000,000)	(1,040,703)
Uniform Mortgage Backed Securities 4.50%, 10/01/50 TBA	(5,000,000)	(5,409,375)
Uniform Mortgage Backed Securities 2.00%, 10/01/50 TBA	(4,000,000)	(4,135,938)
Uniform Mortgage Backed Securities 2.00%, 10/01/35 TBA	(1,200,000)	(1,247,719)
Government National Mortgage Association 2.50%, 10/01/50 TBA	(6,000,000)	(6,301,640)
Total TBA Sale Commitments (Proceeds $(85,062,638))		(84,999,461)
Liabilities in Excess of Other Assets — (13.0)%		(248,939,080)
NET ASSETS — 100.0%		$1,914,685,908

See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-BTP	12/2020	147	$25,435,436	$525,201
Euro-Bund	12/2020	(241)	(49,312,452)	(449,360)
Euro-OAT	12/2020	39	7,707,042	114,222
10-Year Japanese Treasury Bond	12/2020	(9)	(12,980,515)	(23,046)
90-Day Eurodollar	12/2020	(43)	(10,723,662)	(1,075)
10-Year Commonwealth Treasury Bond	12/2020	(3)	(311,317)	1,479,041
10-Year U.S. Treasury Note	12/2020	213	29,720,156	72,232
U.S. Treasury Long Bond	12/2020	(259)	(45,656,844)	122,995
Ultra 10-Year U.S. Treasury Note	12/2020	(26)	(4,157,969)	(500)
Ultra Long U.S. Treasury Bond	12/2020	270	59,889,375	(208,578)
Long GILT	12/2020	(133)	(23,358,729)	25,468
2-Year U.S. Treasury Note	12/2020	185	40,877,773	13,693
30-Year Euro Buxl	12/2020	(10)	(2,610,812)	(74,712)
5-Year U.S. Treasury Note	12/2020	966	121,746,188	155,150
90-Day Eurodollar	03/2021	(276)	(68,865,450)	(85,800)
90-Day Eurodollar	06/2021	(91)	(22,706,775)	(258,200)
90-Day Eurodollar	12/2021	(407)	(101,536,325)	(651,675)
Total Futures Contracts outstanding at September 30, 2020			$(56,844,880)	$755,056
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/02/20	U.S. Dollars	24,619,178	British Pounds	18,620,000	UBS	$592,860
10/16/20	U.S. Dollars	4,781,442	Russian Rubles	346,272,014	GSC	330,970
10/16/20	Euro	11,616,565	U.S. Dollars	13,480,327	CITI	144,163
10/02/20	U.S. Dollars	6,906,396	Euro	5,771,000	BAR	140,187
10/02/20	U.S. Dollars	3,508,459	British Pounds	2,611,000	JPM	139,355
10/16/20	Russian Rubles	346,272,014	U.S. Dollars	4,372,121	GSC	78,350
10/16/20	Mexican Pesos	39,344,538	U.S. Dollars	1,718,928	GSC	56,957
10/16/20	Canadian Dollars	3,789,664	U.S. Dollars	2,789,410	GSC	56,793
01/19/21	Mexican Pesos	90,934,538	U.S. Dollars	4,009,406	CITI	50,017
10/16/20	Mexican Pesos	51,590,000	U.S. Dollars	2,285,575	CITI	43,030
10/16/20	Australian Dollars	935,862	U.S. Dollars	646,915	CITI	23,421
03/15/21	U.S. Dollars	1,468,310	Peruvian Nuevo Soles	5,260,955	DEUT	10,177
10/02/20	U.S. Dollars	286,544	Canadian Dollars	374,000	BNP	5,669
10/16/20	U.S. Dollars	357,460	Euro	300,000	CITI	5,605
11/09/20	U.S. Dollars	803,923	Euro	682,926	DEUT	2,548
12/16/20	Japanese Yen	34,148,689	U.S. Dollars	321,682	UBS	2,474
10/16/20	Japanese Yen	201,423,893	U.S. Dollars	1,907,886	GSC	2,326
12/16/20	Swedish Kronor	932,349	U.S. Dollars	103,000	DEUT	1,213
01/19/21	Japanese Yen	170,558,656	U.S. Dollars	1,618,841	GSC	1,180
11/03/20	U.S. Dollars	6,771,784	Euro	5,771,000	BNP	684
12/16/20	British Pounds	200,000	U.S. Dollars	257,886	SS	322
12/16/20	Japanese Yen	10,010,910	U.S. Dollars	95,000	SS	28
Subtotal Appreciation						$1,688,329
12/16/20	U.S. Dollars	117,000	Canadian Dollars	156,588	RBC	$(643)
11/17/20	U.S. Dollars	305,231	Japanese Yen	32,400,000	JPM	(2,145)
10/02/20	U.S. Dollars	538,760	British Pounds	420,000	BAR	(3,187)
12/16/20	U.S. Dollars	431,843	New Zealand Dollars	659,000	CITI	(4,088)
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/20	British Pounds	159,113	U.S. Dollars	209,529	UBS	$(4,108)
12/16/20	Euro	344,000	Norwegian Kroner	3,806,572	CITI	(4,135)
12/16/20	Swedish Kronor	2,953,962	U.S. Dollars	335,794	UBS	(5,617)
12/16/20	Canadian Dollars	449,894	U.S. Dollars	344,014	UBS	(6,014)
10/16/20	U.S. Dollars	1,903,616	Japanese Yen	201,423,893	GSC	(6,596)
10/16/20	U.S. Dollars	235,177	British Pounds	188,429	CITI	(7,984)
12/16/20	Euro	1,120,576	U.S. Dollars	1,327,449	UBS	(11,228)
10/16/20	Euro	1,030,000	U.S. Dollars	1,220,401	CITI	(12,365)
01/13/21	U.S. Dollars	6,501,178	British Pounds	5,046,170	DEUT	(15,186)
10/16/20	U.S. Dollars	419,467	Chinese Offshore Yuan	2,958,374	GSC	(16,110)
12/16/20	U.S. Dollars	671,365	Norwegian Kroner	6,414,423	CITI	(16,481)
12/16/20	Norwegian Kroner	5,376,517	U.S. Dollars	595,149	SS	(18,602)
10/16/20	Indonesian Rupiahs	53,935,795,049	U.S. Dollars	3,672,099	CITI	(49,933)
10/16/20	U.S. Dollars	4,052,522	Mexican Pesos	90,934,538	CITI	(51,968)
01/19/21	U.S. Dollars	4,328,130	Russian Rubles	346,272,014	GSC	(76,261)
11/03/20	U.S. Dollars	27,858,017	British Pounds	21,651,000	HSBC	(84,389)
10/16/20	Brazilian Reals	14,592,110	U.S. Dollars	2,715,670	GSC	(118,411)
10/16/20	U.S. Dollars	26,778,850	Euro	23,632,249	CITI	(938,235)
Subtotal Depreciation						$(1,453,686)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$234,643
Swap Agreements outstanding at September 30, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Sovereign Issuers—Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	30,000	$(203)	$(252)	$49
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	CITI	USD	70,000	(1,063)	(1,226)	163
Subtotal Appreciation						$(1,266)	$(1,478)	$212
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	JPM	USD	590,000	$(1,349)	$2,495	$(3,844)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	CITI	USD	330,000	(754)	2,663	(3,417)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2020	BOA	USD	300,000	(686)	1,691	(2,377)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	CITI	USD	920,000	(6,254)	6,695	(12,949)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	BOA	USD	460,000	(3,127)	5,499	(8,626)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	DEUT	USD	360,000	(2,445)	2,602	(5,047)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	6/20/2021	JPM	USD	290,000	(1,972)	1,476	(3,448)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly)	(1.00)%	12/20/2021	DEUT	USD	430,000	(4,851)	1,639	(6,490)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly)	(1.00)%	6/20/2022	JPM	USD	630,000	(9,564)	(6,835)	(2,729)
Subtotal Depreciation						$(31,002)	$17,925	$(48,927)
Net Credit Default Swaps on Sovereign Issuers—Buy Protection outstanding at September 30, 2020						$(32,268)	$16,447	$(48,715)

See Notes to Schedules of Investments.

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	1.07%	1.00%	12/20/2023	USD	600,000	$(1,175)	$(25,420)	$24,245
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	1.27%	1.00%	6/20/2024	USD	2,150,000	(20,487)	(34,866)	14,379
Prudential Financial, Inc., 3.50% due 5/15/2024 (Receive Quarterly)	0.38%	1.00%	6/20/2024	USD	1,075,000	24,987	18,590	6,397
Republic of Indonesia, 5.88% due 3/13/2020 (Receive Quarterly)	0.82%	1.00%	6/20/2024	USD	3,470,000	24,040	4,023	20,017
Subtotal Appreciation						$27,365	$(37,673)	$65,038
Republic of Colombia, 10.38% due 1/28/2033 (Receive Quarterly)	1.11%	1.00%	6/20/2024	USD	1,000,000	$(3,920)	$5,985	$(9,905)
The Boeing Co., 8.75% due 8/15/21 (Receive Quarterly)	2.99%	1.00%	6/20/2024	USD	475,000	(32,297)	11,979	(44,276)
General Electric Co., 2.70% due 10/9/2022 (Receive Quarterly)	1.42%	1.00%	12/20/2024	USD	600,000	(10,151)	(9,660)	(491)
Republic of Peru 8.75% 11/21/2033 (Receive Quarterly)	0.61%	1.00%	12/20/2024	USD	1,000,000	16,680	21,212	(4,532)
Russian Federation, 1.00% due 12/20/2024 (Receive Quarterly)	1.06%	1.00%	12/20/2024	USD	1,950,000	(4,542)	33,333	(37,875)
Rolls-Royce Holdings PLC (Receive Quarterly)	5.03%	1.00%	6/20/2025	EUR	1,700,000	(325,596)	(263,901)	(61,695)
Subtotal Depreciation						$(359,826)	$(201,052)	$(158,774)
Net Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issuers—Sell Protection outstanding at September 30, 2020						$(332,461)	$(238,725)	$(93,736)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.85%	1.00%	6/20/2025	USD	47,340,000	$336,516	$1,855	$334,661
Subtotal Appreciation						$336,516	$1,855	$334,661
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.69%	1.00%	6/20/2023	USD	12,425,000	$107,920	$161,786	$(53,866)
Markit CDX.NA.IG.33 Index (Receive Quarterly)	0.80%	1.00%	12/20/2024	USD	10,025,000	83,712	190,390	(106,678)
Markit CDX.NA.IG.34 Index (Receive Quarterly)	0.85%	1.00%	6/20/2025	USD	17,550,000	124,754	139,518	(14,764)
Markit CDX.NA.HY.35 Index (Receive Quarterly)	4.09%	5.00%	12/20/2025	USD	600,000	24,791	26,231	(1,440)
Subtotal Depreciation						$341,177	$517,925	$(176,748)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at September 30, 2020						$677,693	$519,780	$157,913

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	7.02% (Upon termination)	1/4/2027	CITI	BRL	15,744,747	$116,038	$10,600	$105,438
						$116,038	$10,600	$105,438

See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month EURIBOR (Semiannually)	0.50% (Annually)	12/16/2022	EUR	4,200,000	$(1,569)	$(5,693)	$4,124
0.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2023	USD	31,640,000	(469,050)	(479,060)	10,010
3-Month CDOR (Semiannually)	1.25% (Semiannually)	12/16/2023	CAD	40,240,000	565,575	556,273	9,302
1-Month LIBOR + .09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	25,000,000	15,540	406	15,134
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.26% (Upon termination)	1/2/2025	BRL	1,875,519	7,447	7,048	399
6-Month ASX BBSW (Semiannually)	0.55% (Semiannually)	5/16/2025	AUD	23,660,000	99,872	(14,714)	114,586
6-Month NIBOR (Semiannually)	0.75% (Annually)	12/16/2025	NOK	72,730,000	49,483	30,387	19,096
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	3,720,000	10,198	(794)	10,992
6-Month ASX BBSW (Semiannually)	0.96% (Semiannually)	4/21/2027	AUD	5,410,000	45,903	948	44,955
0.26% (Annually)	1-Day US Federal Fund Effective Rate (Annually)	5/15/2027	USD	13,194,000	1,764	(42,548)	44,312
6-Month LIBOR (Semiannually)	0.50% (Annually)	12/16/2027	CHF	8,750,000	(15,694)	(34,622)	18,928
6-Month ASX BBSW (Semiannually)	0.92% (Semiannually)	9/4/2028	AUD	9,370,000	22,711	(2,265)	24,976
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	932,904	68,837	864,067
6-Month EURIBOR (Semiannually)	0.05% (Annually)	5/21/2030	EUR	8,420,000	61,886	19,354	42,532
3-Month New Zealand BBR FRA (Quarterly)	0.50% (Semiannually)	12/16/2030	NZD	760,000	(1,288)	(2,629)	1,341
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	12/16/2030	AUD	3,440,000	44,810	33,556	11,254
1.16% (Semiannually)	3-Month LIBOR (Quarterly)	5/21/2035	USD	10,580,000	119,278	29,844	89,434
1.36% (Semiannually)	6-Month ASX BBSW (Semiannually)	4/21/2040	AUD	1,560,000	26,190	(709)	26,899
6-Month EURIBOR (Semiannually)	0.25% (Annually)	12/16/2040	EUR	280,000	14,910	11,506	3,404
0.86% (Semiannually)	3-Month LIBOR (Quarterly)	4/9/2045	USD	2,690,000	50,850	—	50,850
0.56% (Annually)	1-Day SOFR (Annually)	7/20/2045	USD	5,310,000	328,082	70,079	258,003
0.74% (Annually)	1-Day SOFR (Annually)	8/19/2045	USD	3,610,000	75,400	—	75,400
0.80% (Semiannually)	3-Month LIBOR (Quarterly)	11/15/2045	USD	1,668,000	116,352	76,382	39,970
1.00% (Semiannually)	3-Month LIBOR (Quarterly)	2/15/2047	USD	8,077,000	231,455	97,887	133,568
0.90% (Semiannually)	3-Month LIBOR (Quarterly)	3/17/2050	USD	2,110,000	123,295	(64)	123,359
3-Month CDOR (Semiannually)	1.75% (Semiannually)	6/17/2050	CAD	680,000	38,825	34,699	4,126
0.50% (Annually)	6-Month EURIBOR (Semiannually)	6/20/2050	EUR	1,770,000	(123,345)	(125,934)	2,589
0.89% (Semiannually)	3-Month LIBOR (Quarterly)	7/13/2050	USD	1,165,000	72,183	(145)	72,328
0.50% (Annually)	1-Day SONIA (Annually)	12/16/2050	GBP	3,200,000	(229,112)	(245,100)	15,988
Subtotal Appreciation					$2,214,855	$82,929	$2,131,926
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	18,510,000	$(3,623)	$(950)	$(2,673)
3-Month LIBOR (Quarterly)	0.19% (Semiannually)	6/15/2022	USD	21,256,000	(6,020)	(96)	(5,924)
28-Day Mexico Interbank TIIE (Lunar)	4.50% (Lunar)	12/14/2022	MXN	40,430,000	(2,201)	829	(3,030)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	5,380,746	(12,060)	359	(12,419)
6-Month LIBOR (Semiannually)	0.10% (Semiannually)	3/20/2024	JPY	800,000,000	41,964	42,931	(967)
3-Month CDOR (Semiannually)	0.81% (Semiannually)	9/30/2024	CAD	28,840,000	2,395	2,396	(1)
1-Day US Federal Fund Effective Rate (Annually)	0.10% (Annually)	11/30/2024	USD	18,156,000	5,528	11,402	(5,874)
0.31% (Annually)	6-Month EURIBOR (Semiannually)	5/18/2025	EUR	17,420,000	(65,418)	15,870	(81,288)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	6/17/2025	CNY	18,990,000	(17,440)	28,808	(46,248)
28-Day Mexico Interbank TIIE (Lunar)	5.10% (Lunar)	12/10/2025	MXN	61,100,000	(4,826)	—	(4,826)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2025	EUR	18,960,000	(190,133)	(179,684)	(10,449)
3-Month LIBOR (Quarterly)	1.00% (Semiannually)	12/16/2025	USD	1,090,000	34,377	34,753	(376)
3-Month STIBOR (Quarterly)	0.00% (Annually)	12/16/2025	SEK	82,910,000	(35,092)	(31,269)	(3,823)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2027	EUR	8,660,000	(69,039)	(52,220)	(16,819)
1.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	3/19/2030	NZD	3,680,000	(114,301)	(105,638)	(8,663)

See Notes to Schedules of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR (Quarterly)	0.98% (Semiannually)	5/21/2030	USD	9,810,000	$(21,111)	$(12,505)	$(8,606)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2030	EUR	5,970,000	(114,068)	(38,726)	(75,342)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/18/2030	USD	8,120,000	282,993	293,055	(10,062)
0.00% (Annually)	6-Month EURIBOR (Semiannually)	9/8/2030	EUR	6,520,000	(16,870)	2,421	(19,291)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2030	EUR	3,470,000	14,434	25,175	(10,741)
2.00% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	2,100,000	(350,309)	(28,177)	(322,132)
2.05% (Semiannually)	6-Month LIBOR (Semiannually)	2/1/2037	GBP	3,300,000	(554,651)	(55,813)	(498,838)
6-Month LIBOR (Semiannually)	0.04% (Semiannually)	3/10/2038	JPY	344,000,000	(91,197)	—	(91,197)
0.75% (Semiannually)	6-Month LIBOR (Semiannually)	3/20/2038	JPY	1,469,200,000	(1,339,371)	13,013	(1,352,384)
0.26% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2040	EUR	4,020,000	8,661	12,590	(3,929)
0.75% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2040	EUR	2,050,000	(117,555)	(104,495)	(13,060)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/19/2040	USD	1,910,000	58,040	74,881	(16,841)
3-Month LIBOR (Quarterly)	0.85% (Semiannually)	4/10/2050	USD	2,710,000	(40,427)	—	(40,427)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/20/2050	USD	1,330,000	50,254	58,329	(8,075)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2050	EUR	370,000	(34,944)	(26,836)	(8,108)
Subtotal Depreciation					$(2,702,010)	$(19,597)	$(2,682,413)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2020					$(487,155)	$63,332	$(550,487)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$15,282,835	$—	$15,282,835	$—
Asset-Backed Securities	95,069,426	—	95,069,426	—
Corporate Bonds	624,608,501	—	624,608,501	—**
Foreign Bonds	247,586,293	—	247,586,293	—
Loan Agreements	12,758,822	—	12,758,822	—
Money Market Funds	125,692,005	125,692,005	—	—
Mortgage-Backed Securities	772,574,570	—	772,574,570	—
Municipal Bonds	9,282,837	—	9,282,837	—
Purchased Options:
Call Options	183,106	183,106	—	—
Put Options	105,633	105,633	—	—
Total Purchased Options	288,739	288,739	—	—
Repurchase Agreements	58,700,000	—	58,700,000	—
U.S. Treasury Obligations	287,332,604	—	287,332,604	—
Total Assets - Investments in Securities	$2,249,176,632	$125,980,744	$2,123,195,888	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,688,329	$—	$1,688,329	$—
Futures Contracts	2,508,002	2,508,002	—	—
Swap Agreements	2,637,275	—	2,637,275	—
Total Assets - Other Financial Instruments	$6,833,606	$2,508,002	$4,325,604	$ —
See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(84,999,461)	$—	$(84,999,461)	$—
Written Options:
Call Options	(99,657)	(99,657)	—	—
Call Swaptions	(59,605)	—	(59,605)	—
Put Options	(87,083)	(86,782)	(301)	—
Put Swaptions	(305,838)	—	(305,838)	—
Total Written Options	(552,183)	(186,439)	(365,744)	—
Total Liabilities - Investments in Securities	$(85,551,644)	$(186,439)	$(85,365,205)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,453,686)	$—	$(1,453,686)	$—
Futures Contracts	(1,752,946)	(1,752,946)	—	—
Swap Agreements	(3,066,862)	—	(3,066,862)	—
Total Liabilities - Other Financial Instruments	$(6,273,494)	$(1,752,946)	$(4,520,548)	$ —

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended September 30, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.

See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITY — 0.1%
Towd Point Mortgage Trust, Series 2016-4, Class A1
2.25%, 07/25/56 144A (Cost $308,570)	$310,511	$315,657
CORPORATE BONDS — 53.3%
3M Co.
3.05%, 04/15/30	280,000	320,492
Abbott Laboratories
3.75%, 11/30/26	1,507,000	1,751,821
1.40%, 06/30/30Δ	690,000	696,018
4.90%, 11/30/46	407,000	578,953
Aflac, Inc.
6.45%, 08/15/40	328,000	478,979
Allison Transmission, Inc.
4.75%, 10/01/27 144A	85,000	87,709
Ally Financial, Inc.
8.00%, 11/01/31	177,000	243,013
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	292,990	356,826
Amazon.com, Inc.
1.50%, 06/03/30	2,680,000	2,742,295
American Airlines Group, Inc.
5.00%, 06/01/22 144A	305,000	208,163
American Airlines Pass-Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	448,559	311,442
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	218,131	153,233
American Airlines Pass-Through Trust, Series 2017-1, Class B
4.95%, 02/15/25	94,027	66,632
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	79,779	51,041
American International Group, Inc.
3.90%, 04/01/26	1,682,000	1,920,304
American Tower Corporation REIT
2.40%, 03/15/25	537,000	568,342
3.38%, 10/15/26	951,000	1,053,966
Andrew W. Mellon Foundation (The)
0.95%, 08/01/27	668,000	669,189
Antares Holdings LP
6.00%, 08/15/23 144A	255,000	258,133
Apple, Inc.
3.00%, 06/20/27Δ	449,000	507,144
1.65%, 05/11/30	2,135,000	2,217,334
1.25%, 08/20/30Δ	1,738,000	1,737,081
AT&T, Inc.
4.30%, 02/15/30	1,869,000	2,218,802
2.75%, 06/01/31	1,169,000	1,236,729
2.25%, 02/01/32	975,000	978,604
4.50%, 05/15/35	663,000	784,458
4.30%, 12/15/42	1,242,000	1,409,362
4.50%, 03/09/48	90,000	103,625
	Par	Value
3.65%, 09/15/59 144A	$150,000	$148,115
Bank of America Corporation
3.50%, 04/19/26	901,000	1,010,807
6.11%, 01/29/37	900,000	1,273,388
Bank of America NA
6.00%, 10/15/36	1,315,000	1,891,174
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 144A	437,000	515,583
Boeing Co. (The)
3.10%, 05/01/26	20,000	19,966
3.25%, 02/01/35	5,000	4,705
3.55%, 03/01/38	25,000	22,831
3.63%, 03/01/48	5,000	4,409
3.85%, 11/01/48	85,000	78,147
3.75%, 02/01/50	15,000	13,775
3.95%, 08/01/59	90,000	81,627
Booking Holdings, Inc.
0.90%, 09/15/21 CONV	110,000	117,327
Boston Properties LP REIT
3.40%, 06/21/29	1,138,000	1,240,858
Boston Scientific Corporation
4.70%, 03/01/49	360,000	476,380
Brighthouse Financial, Inc.
5.63%, 05/15/30	265,000	309,416
4.70%, 06/22/47	40,000	38,582
Bristol-Myers Squibb Co.
4.25%, 10/26/49	822,000	1,085,406
Broadcom, Inc.
4.70%, 04/15/25	2,145,000	2,439,871
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	926,000	1,166,710
Campbell Soup Co.
4.80%, 03/15/48	400,000	515,589
Chesapeake Energy Corporation
4.88%, 04/15/22#	70,000	3,150
5.75%, 03/15/23#	20,000	850
5.50%, 09/15/26 CONV #	5,000	188
8.00%, 06/15/27#	665,000	25,769
Cigna Corporation
4.90%, 12/15/48	408,000	531,367
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	20,000	21,175
Citigroup, Inc.
8.13%, 07/15/39	802,000	1,397,618
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48^	498,000	627,824
Coca-Cola Co. (The)
1.38%, 03/15/31	3,337,000	3,325,584
Comcast Corporation
3.70%, 04/15/24	929,000	1,026,730
2.65%, 02/01/30	1,225,000	1,336,949
3.97%, 11/01/47	365,000	437,835
Continental Resources, Inc.
4.50%, 04/15/23	40,000	38,193
3.80%, 06/01/24Δ	125,000	115,625

See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Cox Communications, Inc.
4.60%, 08/15/47 144A	$238,000	$298,587
Crown Castle International Corporation REIT
3.20%, 09/01/24	483,000	521,478
CSC Holdings LLC
5.38%, 02/01/28 144A	200,000	211,750
CSX Corporation
3.80%, 04/15/50	220,000	263,306
Cummins, Inc.
5.65%, 03/01/98	1,620,000	2,115,989
CVS Health Corporation
5.13%, 07/20/45	83,000	105,187
5.05%, 03/25/48	474,000	606,980
4.25%, 04/01/50	402,000	475,022
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	471,662
Deere & Co.
3.10%, 04/15/30	601,000	687,883
Dell International LLC
6.02%, 06/15/26 144A	140,000	164,580
8.10%, 07/15/36 144A	180,000	237,164
8.35%, 07/15/46 144A	130,000	172,179
Dillard's, Inc.
7.00%, 12/01/28	500,000	517,364
Discovery Communications LLC
3.63%, 05/15/30	833,000	927,771
DISH DBS Corporation
7.75%, 07/01/26	105,000	115,566
DISH Network Corporation
2.38%, 03/15/24 CONV	1,080,000	975,996
Dow Chemical Co. (The)
9.40%, 05/15/39	349,000	596,841
Edison International
4.95%, 04/15/25	20,000	21,936
Eli Lilly and Co.
2.25%, 05/15/50	5,269,000	4,991,203
Enable Midstream Partners LP
5.00%, 05/15/44	445,000	374,636
Enbridge Energy Partners LP
7.38%, 10/15/45	305,000	447,472
Energy Transfer Operating LP
5.25%, 04/15/29	628,000	675,136
5.15%, 03/15/45	446,000	405,690
Enterprise Products Operating LLC
5.10%, 02/15/45	556,000	648,176
4.20%, 01/31/50	612,000	652,875
Equitable Financial Life Global Funding
1.40%, 08/27/27 144A	705,000	708,329
Equitable Holdings, Inc.
5.00%, 04/20/48	577,000	683,110
ERP Operating LP REIT
3.00%, 07/01/29	970,000	1,070,312
Ford Motor Co.
6.38%, 02/01/29	1,255,000	1,311,098
	Par	Value
4.75%, 01/15/43	$400,000	$362,920
GE Capital Funding LLC
4.55%, 05/15/32 144A	980,000	1,054,781
General Electric Co.
3.10%, 01/09/23	248,000	260,337
5.88%, 01/14/38	150,000	175,802
General Motors Co.
6.25%, 10/02/43	55,000	65,264
5.20%, 04/01/45	1,175,000	1,269,273
General Motors Financial Co., Inc.
5.25%, 03/01/26	250,000	281,586
3.60%, 06/21/30	155,000	160,906
Gilead Sciences, Inc.
4.15%, 03/01/47	895,000	1,095,033
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/26	1,704,000	1,887,220
6.75%, 10/01/37	225,000	327,655
4.75%, 10/21/45	421,000	555,583
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26Δ	15,000	14,600
4.88%, 03/15/27	370,000	351,500
Hackensack Meridian Health, Inc.
2.68%, 09/01/41	2,483,000	2,452,735
HCA, Inc.
5.38%, 09/01/26	140,000	154,963
7.05%, 12/01/27	500,000	584,532
3.50%, 09/01/30	995,000	1,015,814
Healthpeak Properties, Inc. REIT
3.25%, 07/15/26	281,000	314,106
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	172,308
Home Depot, Inc. (The)
5.88%, 12/16/36	187,000	282,411
Intel Corporation
3.90%, 03/25/30	2,008,000	2,436,899
Iron Mountain, Inc. REIT
4.88%, 09/15/29 144A	265,000	269,903
iStar, Inc. REIT
3.13%, 09/15/22 CONV	175,000	187,872
Jefferies Group LLC
6.45%, 06/08/27	50,000	61,041
6.25%, 01/15/36	185,000	229,865
JELD-WEN, Inc.
4.88%, 12/15/27 144A	255,000	260,655
Johnson & Johnson
1.30%, 09/01/30	3,875,000	3,912,248
JPMorgan Chase & Co.
5.60%, 07/15/41	1,694,000	2,487,693
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	2,525,000	2,725,735
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	337,504
Kraft Heinz Foods Co.
4.38%, 06/01/46	355,000	365,859

See Notes to Schedules of Investments.

	Par	Value
Lehigh University
2.55%, 11/15/43	$655,000	$634,650
Liberty Mutual Group, Inc.
3.95%, 10/15/50 144A	1,400,000	1,571,432
Lincoln National Corporation
4.38%, 06/15/50	1,325,000	1,547,082
Lockheed Martin Corporation
4.70%, 05/15/46	844,000	1,152,927
Marathon Petroleum Corporation
3.63%, 09/15/24	2,048,000	2,191,685
Masco Corporation
7.75%, 08/01/29	129,000	182,199
6.50%, 08/15/32	15,000	19,488
Mastercard, Inc.
3.85%, 03/26/50	306,000	392,904
McDonald’s Corporation
4.88%, 12/09/45	687,000	895,064
MetLife, Inc.
6.40%, 12/15/36	310,000	386,489
5.88%, 02/06/41	300,000	437,797
Metropolitan Life Global Funding I
2.95%, 04/09/30 144A	2,185,000	2,455,561
MGIC Investment Corporation
5.25%, 08/15/28	90,000	92,997
Michaels Stores, Inc.
8.00%, 07/15/27 144A	45,000	47,101
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	189,561
Microsoft Corporation
3.70%, 08/08/46	555,000	699,361
2.53%, 06/01/50	556,000	585,130
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	265,000	276,594
Mondelez International, Inc.
2.75%, 04/13/30	190,000	207,123
Morgan Stanley
3.13%, 08/05/21(C)	235,000	180,305
3.63%, 01/20/27	1,401,000	1,589,961
4.30%, 01/27/45	373,000	474,225
MPLX LP
4.00%, 03/15/28	200,000	217,933
4.50%, 04/15/38	1,138,000	1,167,802
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	129,589
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	175,000	187,961
5.50%, 08/15/28 144A	130,000	130,081
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 144A	675,000	724,958
Navient Corporation
5.88%, 10/25/24	10,000	9,969
6.75%, 06/15/26	10,000	9,994
5.63%, 08/01/33	1,475,000	1,244,162
New Fortress Energy, Inc.
6.75%, 09/15/25 144A	140,000	146,633
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	439,000	419,951
	Par	Value
NGL Energy Partners LP
7.50%, 11/01/23	$100,000	$66,875
6.13%, 03/01/25	220,000	131,702
Northern Trust Corporation
1.95%, 05/01/30	3,544,000	3,698,854
Northrop Grumman Corporation
3.25%, 01/15/28	934,000	1,050,796
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	50,000	88,815
1.00%, 12/15/35 CONV	80,000	116,500
Old Republic International Corporation
4.88%, 10/01/24	230,000	261,369
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	102,000
OneMain Finance Corporation
6.88%, 03/15/25	170,000	188,964
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,320
Oracle Corporation
3.60%, 04/01/40	2,762,000	3,177,267
3.60%, 04/01/50	1,527,000	1,730,881
Owens Corning
4.40%, 01/30/48	210,000	235,028
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27 144A	85,000	92,225
Owl Rock Capital Corporation
4.25%, 01/15/26	520,000	527,632
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	605,000	599,185
Pacific Gas and Electric Co.
2.50%, 02/01/31	2,105,000	2,009,173
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	440,000	630,714
Penske Truck Leasing Co. LP
4.00%, 07/15/25 144A	185,000	208,543
PepsiCo, Inc.
2.63%, 07/29/29	1,121,000	1,241,144
Procter & Gamble Co. (The)
3.00%, 03/25/30	1,215,000	1,412,292
Prudential Financial, Inc.
6.63%, 06/21/40	548,000	831,017
3.70%, 03/13/51	150,000	166,049
Public Service Enterprise Group, Inc.
1.60%, 08/15/30	1,169,000	1,153,089
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,261,525
Quicken Loans LLC
5.75%, 05/01/25 144A	60,000	61,800
5.25%, 01/15/28 144A	70,000	73,887
Qwest Corporation
7.25%, 09/15/25	410,000	471,437
Radian Group, Inc.
4.50%, 10/01/24	55,000	54,736
6.63%, 03/15/25	485,000	512,584
4.88%, 03/15/27	35,000	35,088
See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Raytheon Technologies Corporation
3.95%, 08/16/25	$374,000	$425,489
Seagate HDD Cayman
4.88%, 06/01/27	51,000	57,241
4.09%, 06/01/29 144A	53,000	57,796
Service Properties Trust REIT
4.50%, 06/15/23	15,000	14,738
4.65%, 03/15/24Δ	10,000	9,319
4.35%, 10/01/24	55,000	49,878
4.75%, 10/01/26	5,000	4,459
4.95%, 02/15/27	25,000	22,313
3.95%, 01/15/28Δ	10,000	8,319
SM Energy Co.
10.00%, 01/15/25 144A	123,000	117,081
Southern Co. (The)
4.40%, 07/01/46	1,267,000	1,505,933
State Street Corporation
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31 144A ^	357,000	408,779
Tenet Healthcare Corporation
5.13%, 05/01/25	615,000	621,488
Time Warner Cable LLC
5.50%, 09/01/41	25,000	30,384
4.50%, 09/15/42	45,000	48,951
T-Mobile USA, Inc.
3.88%, 04/15/30 144A	3,101,000	3,522,333
3.00%, 02/15/41 144A	449,000	445,399
Toro Co. (The)
6.63%, 05/01/37	300,000	370,346
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	589,734
TransDigm, Inc.
8.00%, 12/15/25 144A	350,000	380,975
7.50%, 03/15/27	5,000	5,200
5.50%, 11/15/27	85,000	81,851
Transocean, Inc.
11.50%, 01/30/27 144A Δ	149,000	61,679
6.80%, 03/15/38	20,000	2,750
Tyson Foods, Inc.
4.55%, 06/02/47	333,000	420,252
5.10%, 09/28/48	269,000	373,038
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	83,236	81,920
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	66,800	50,476
United Rentals North America, Inc.
4.88%, 01/15/28	30,000	31,538
United States Steel Corporation
6.65%, 06/01/37	75,000	46,447
Verizon Communications, Inc.
4.27%, 01/15/36	1,588,000	1,963,379
5.25%, 03/16/37	933,000	1,295,170
5.50%, 03/16/47	934,000	1,412,600
	Par	Value
ViacomCBS, Inc.
4.95%, 05/19/50Δ	$220,000	$259,206
Visa, Inc.
4.30%, 12/14/45	654,000	873,007
Walmart, Inc.
3.63%, 12/15/47	356,000	439,165
Walt Disney Co. (The)
4.75%, 09/15/44	582,000	741,167
Wells Fargo & Co.
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	4,150,000	4,360,672
Western Digital Corporation
1.50%, 02/01/24 CONV	140,000	133,615
WestRock MWV LLC
7.55%, 03/01/47	335,000	480,975
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	798,822
Whirlpool Corporation
4.60%, 05/15/50	200,000	248,787
Xylem, Inc.
1.95%, 01/30/28	405,000	423,124
Total Corporate Bonds (Cost $141,373,373)		158,694,049
FOREIGN BONDS — 12.3%
Australia — 0.3%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	533,000	762,164
Brazil — 0.2%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	531,518
Canada — 3.3%
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	410,000	420,506
Bombardier, Inc.
6.00%, 10/15/22 144A	515,000	479,594
7.88%, 04/15/27 144A	50,000	37,999
Canadian Government Bond Residual STRIP
3.48%, 06/01/25(C) Ω	3,685,000	2,724,805
Enbridge, Inc.
5.50%, 12/01/46	512,000	675,584
MEG Energy Corporation
7.00%, 03/31/24 144A	204,000	190,230
Province of Ontario Generic Residual STRIP
2.98%, 03/08/29(C) Ω	4,600,000	3,138,488
Province of Saskatchewan Residual STRIP
3.50%, 02/04/22(C) Ω	3,000,000	2,241,794
		9,909,000

See Notes to Schedules of Investments.

	Par	Value
Denmark — 0.8%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	$2,296,000	$2,282,217
Ireland — 0.4%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	975,000	1,044,569
Johnson Controls International PLC
4.50%, 02/15/47	149,000	187,282
		1,231,851
Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	912,562
Luxembourg — 0.4%
ArcelorMittal SA
7.00%, 03/01/41	975,000	1,205,547
Mexico — 0.8%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	119,861
8.46%, 12/18/36(M)	12,000,000	575,437
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	150,000	167,138
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,057,665
10.00%, 12/05/24(M)	3,500,000	188,273
7.50%, 06/03/27(M)	3,500,000	176,098
8.50%, 05/31/29(M)	500,000	26,760
7.75%, 05/29/31(M)	1,000,000	51,032
		2,362,264
Netherlands — 1.1%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	550,063
5.25%, 05/24/41	590,000	871,510
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	76,080
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	681,430
Shell International Finance BV
4.00%, 05/10/46	1,060,000	1,241,045
		3,420,128
Norway — 0.3%
Equinor ASA
2.38%, 05/22/30	935,000	990,037
Norway Government Bond
3.75%, 05/25/21(K) 144A	196,000	21,526
		1,011,563
Spain — 0.3%
Telefonica Emisiones SA
7.05%, 06/20/36	524,000	755,359
	Par	Value
Switzerland — 0.4%
Credit Suisse Group AG
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	$1,188,000	$1,327,442
United Kingdom — 3.7%
Barclays PLC
4.38%, 01/12/26	865,000	970,228
HSBC Holdings PLC
(Variable, ICE LIBOR USD 3M + 1.14%), 2.63%, 11/07/25^	1,208,000	1,259,251
(Variable, U.S. SOFR + 1.93%), 2.10%, 06/04/26^	1,804,000	1,828,418
(Variable, ICE LIBOR USD 3M + 1.53%), 4.58%, 06/19/29^	645,000	745,140
4.95%, 03/31/30	270,000	325,915
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 02/05/26^	945,000	979,881
4.34%, 01/09/48	1,056,000	1,245,329
Natwest Group PLC
3.88%, 09/12/23	1,553,000	1,666,526
Prudential PLC
3.13%, 04/14/30	900,000	1,001,542
Vodafone Group PLC
(Floating, ICE LIBOR USD 3M + 0.99%), 1.26%, 01/16/24†	962,000	970,471
		10,992,701
Total Foreign Bonds (Cost $35,348,090)		36,704,316
MORTGAGE-BACKED SECURITIES — 2.1%
Federal National Mortgage Association
2.00%, 10/01/50	5,364,000	5,548,615
Government National Mortgage Association
4.50%, 10/20/48	782,195	844,635
Total Mortgage-Backed Securities (Cost $6,349,503)		6,393,250
MUNICIPAL BONDS — 3.4%
Commonwealth of Massachusetts, General Obligation, Series C
2.51%, 07/01/41	1,300,000	1,305,603
Dallas Fort Worth International Airport, Revenue Bond, Series C
3.09%, 11/01/40	950,000	962,279
Pierce County School District No. 10 Tacoma, General Obligation
2.36%, 12/01/39	1,555,000	1,595,345
Rockwall Independent School District, General Obligation
2.38%, 02/15/46	370,000	374,042
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	2,260,000	2,291,120
See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
State of California Department of Water Resources, Revenue Bond
1.32%, 12/01/28	$380,000	$381,476
1.41%, 12/01/29	290,000	290,983
State of Connecticut, General Obligation, Series A
2.63%, 07/01/29	125,000	135,963
2.68%, 07/01/30	115,000	125,509
State of Illinois, General Obligation
5.10%, 06/01/33	235,000	237,658
Texas Transportation Commission, General Obligation
2.56%, 04/01/42	1,435,000	1,484,436
University of California, Revenue Bond, Series BG
1.61%, 05/15/30	895,000	897,676
Total Municipal Bonds (Cost $9,870,490)		10,082,090
U.S. TREASURY OBLIGATIONS — 24.0%
U.S. Treasury Bonds
4.50%, 02/15/36Δ	104,600	158,449
2.88%, 05/15/43Δ	4,102,300	5,367,443
2.50%, 05/15/46Δ	4,500,000	5,573,496
2.75%, 08/15/47	12,910,200	16,798,894
2.25%, 08/15/49Δ	1,876,900	2,239,156
1.25%, 05/15/50Δ	5,947,000	5,655,225
		35,792,663
U.S. Treasury Notes
1.50%, 11/30/21	10,666,000	10,835,573
0.38%, 03/31/22Δ	1,406,000	1,411,300
2.00%, 11/30/22Δ	7,421,000	7,721,028
0.50%, 03/15/23	5,641,000	5,691,020
2.88%, 11/30/23	1,000,000	1,085,586
	Par	Value
2.63%, 12/31/23	$2,132,000	$2,301,560
1.50%, 11/30/24	1,012,000	1,065,762
1.13%, 02/28/25Δ	3,786,200	3,935,134
0.63%, 08/15/30Δ	1,628,100	1,620,087
		35,667,050
Total U.S. Treasury Obligations (Cost $64,264,031)		71,459,713

	Shares
PREFERRED STOCKS — 0.1%
Chesapeake Energy Corporation
5.00%, CONV	620	279
5.75%, 144A CONV	80	320
El Paso Energy Capital Trust I
4.75%, CONV	5,350	250,220
Total Preferred Stocks (Cost $354,717)		250,819
MONEY MARKET FUNDS — 5.4%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø ∞	13,430,552	13,430,552
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø §	2,633,930	2,633,930
Total Money Market Funds (Cost $16,064,482)		16,064,482
TOTAL INVESTMENTS —100.7% (Cost $273,933,256)		299,964,376
Liabilities in Excess of Other Assets — (0.7)%		(2,085,298)
NET ASSETS — 100.0%		$297,879,078

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$315,657	$—	$315,657	$—
Corporate Bonds	158,694,049	—	158,694,049	—
Foreign Bonds	36,704,316	—	36,704,316	—
Money Market Funds	16,064,482	16,064,482	—	—
Mortgage-Backed Securities	6,393,250	—	6,393,250	—
Municipal Bonds	10,082,090	—	10,082,090	—
Preferred Stocks	250,819	250,499	320	—
U.S. Treasury Obligations	71,459,713	—	71,459,713	—
Total Assets - Investments in Securities	$299,964,376	$16,314,981	$283,649,395	$ —

See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 0.4%
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor), 0.55%, 07/25/36 144A †	$630,000	$574,543
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	582,595
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, ICE LIBOR USD 1M + 1.08%, 0.72% Floor, 12.50% Cap), 1.23%, 01/25/34†	320,165	310,385
PFCA Home Equity Investment Trust, Series 2003-IFC5, Class A
4.21%, 01/22/35 144A γ	510,848	527,786
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, ICE LIBOR USD 3M + 0.75%), 1.00%, 03/15/33 144A †	202,576	188,956
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, ICE LIBOR USD 3M + 0.15%), 0.39%, 03/25/44†	478,771	454,310
Total Asset-Backed Securities (Cost $2,654,603)		2,638,575
CORPORATE BONDS — 23.6%
3M Co.
3.70%, 04/15/50	430,000	523,014
Abbott Laboratories
3.75%, 11/30/26	280,000	325,488
Air Lease Corporation
2.30%, 02/01/25	255,000	251,159
Allison Transmission, Inc.
5.00%, 10/01/24 144A	300,000	303,580
4.75%, 10/01/27 144A	110,000	113,506
Ally Financial, Inc.
5.13%, 09/30/24	465,000	518,712
8.00%, 11/01/31	175,000	240,267
Amazon.com, Inc.
3.88%, 08/22/37	620,000	773,875
4.25%, 08/22/57	190,000	260,495
American Airlines Group, Inc.
5.00%, 06/01/22 144A	440,000	300,300
3.75%, 03/01/25 144A Δ	5,000	2,544
American Airlines Pass-Through Trust, Series 2016-1, Class B
5.25%, 01/15/24	569,206	395,209
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	268,769	188,805
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	95,734	61,249
Apple, Inc.
4.65%, 02/23/46	325,000	455,102
Aramark International Finance S.a.r.l.
3.13%, 04/01/25	429,000	482,993
	Par	Value
Ardagh Packaging Finance PLC
6.00%, 02/15/25 144A	$500,000	$519,650
4.75%, 07/15/27Δ	460,000	597,848
5.25%, 08/15/27 144A	300,000	306,000
Ashtead Capital, Inc.
4.13%, 08/15/25 144A	274,000	281,900
AT&T, Inc.
0.25%, 03/04/26	650,000	757,143
4.50%, 03/09/48	99,000	113,987
3.65%, 06/01/51	885,000	897,581
3.50%, 09/15/53 144A	105,000	102,007
3.65%, 09/15/59 144A	494,405	488,191
Avon Products, Inc.
8.95%, 03/15/43	60,000	70,605
Bank of America Corporation
1.38%, 03/26/25	595,000	735,724
4.25%, 10/22/26	55,000	63,772
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28^	350,000	396,008
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28^	435,000	484,683
(Variable, ICE LIBOR USD 3M + 1.07%), 3.97%, 03/05/29^	275,000	315,938
(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 02/13/31^	155,000	163,302
6.11%, 01/29/37	655,000	926,744
(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 03/20/51^	170,000	211,690
Barrick North America Finance LLC
5.75%, 05/01/43	505,000	737,477
Bausch Health Americas, Inc.
9.25%, 04/01/26 144A	460,000	506,598
8.50%, 01/31/27 144A	50,000	55,008
Berkshire Hathaway Energy Co.
4.25%, 10/15/50 144A	115,000	143,963
Boeing Co. (The)
4.88%, 05/01/25	690,000	751,874
3.10%, 05/01/26	30,000	29,949
3.25%, 02/01/35	5,000	4,705
3.55%, 03/01/38	35,000	31,964
3.63%, 03/01/48	5,000	4,409
3.85%, 11/01/48	130,000	119,518
3.75%, 02/01/50	200,000	183,662
5.81%, 05/01/50	475,000	576,859
3.95%, 08/01/59	130,000	117,906
Booking Holdings, Inc.
0.90%, 09/15/21 CONV	290,000	309,315
BP Capital Markets America, Inc.
3.63%, 04/06/30	510,000	586,455
Braskem America Finance Co.
7.13%, 07/22/41Δ	1,640,000	1,735,530
Brighthouse Financial, Inc.
5.63%, 05/15/30	375,000	437,853
4.70%, 06/22/47	65,000	62,696
Bristol-Myers Squibb Co.
5.00%, 08/15/45	360,000	507,861
Broadcom, Inc.
4.70%, 04/15/25	220,000	250,243

See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.15%, 11/15/30	$380,000	$427,748
Carnival Corporation
1.88%, 11/07/22	250,000	250,172
CCO Holdings LLC
5.38%, 05/01/25 144A	270,000	278,100
4.50%, 08/15/30 144A	650,000	683,345
Centene Corporation
4.75%, 01/15/25	30,000	30,872
4.63%, 12/15/29	700,000	755,968
CenturyLink, Inc.
5.63%, 04/01/25Δ	50,000	53,512
Charter Communications Operating LLC
6.48%, 10/23/45	210,000	282,253
5.75%, 04/01/48	720,000	900,297
4.80%, 03/01/50	475,000	542,817
Chesapeake Energy Corporation
4.88%, 04/15/22#	1,285,000	57,825
5.75%, 03/15/23#	125,000	5,313
5.50%, 09/15/26 CONV #	25,000	940
Cigna Corporation
2.40%, 03/15/30	310,000	322,173
4.80%, 08/15/38	280,000	348,665
3.20%, 03/15/40	150,000	159,699
Cincinnati Bell, Inc.
8.00%, 10/15/25 144A	155,000	164,106
CIT Group, Inc.
5.25%, 03/07/25	540,000	572,332
Citigroup, Inc.
3.50%, 05/15/23	655,000	700,385
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24ρ ^	690,000	723,255
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25ρ ^	180,000	188,917
(Variable, ICE LIBOR USD 3M + 1.56%), 3.89%, 01/10/28^	485,000	549,587
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28^	200,000	223,177
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	210,000	227,402
Clarios Global LP
4.38%, 05/15/26Δ	441,000	520,282
CME Group, Inc.
5.30%, 09/15/43	620,000	918,151
Coca-Cola Co. (The)
2.50%, 03/15/51	90,000	90,198
Comcast Corporation
3.15%, 03/01/26	720,000	805,019
3.40%, 04/01/30	40,000	46,266
4.70%, 10/15/48	900,000	1,204,368
4.95%, 10/15/58	210,000	302,430
Comstock Resources, Inc.
7.50%, 05/15/25 144A	270,000	255,825
Concho Resources, Inc.
4.88%, 10/01/47	190,000	210,580
	Par	Value
ConocoPhillips
6.50%, 02/01/39	$10,000	$14,664
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/50	105,000	128,735
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%, 04/19/22	163,927	160,931
Continental Resources, Inc.
5.00%, 09/15/22	27,000	26,827
4.50%, 04/15/23	265,000	253,030
3.80%, 06/01/24Δ	160,000	148,000
4.90%, 06/01/44Δ	270,000	203,940
CTR Partnership LP REIT
5.25%, 06/01/25	551,000	566,783
Cummins, Inc.
5.65%, 03/01/98	435,000	568,182
CVS Health Corporation
4.10%, 03/25/25	310,000	350,536
4.13%, 04/01/40	105,000	120,081
5.05%, 03/25/48	345,000	441,789
D.R. Horton, Inc.
4.38%, 09/15/22	705,000	748,264
DAE Funding LLC
4.50%, 08/01/22 144A	8,000	7,930
DCP Midstream Operating LP
6.75%, 09/15/37 144A	500,000	482,147
Deere & Co.
3.75%, 04/15/50	580,000	731,041
Dell International LLC
4.42%, 06/15/21 144A	110,000	112,614
5.45%, 06/15/23 144A	525,000	575,915
7.13%, 06/15/24 144A Δ	270,000	281,121
6.02%, 06/15/26 144A	260,000	305,648
8.10%, 07/15/36 144A	225,000	296,455
8.35%, 07/15/46 144A	125,000	165,557
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B
8.02%, 08/10/22	23,769	22,411
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	50,000	54,977
4.50%, 10/20/25 144A	350,000	359,702
7.38%, 01/15/26	360,000	377,973
4.75%, 10/20/28 144A	500,000	519,882
Diamondback Energy, Inc.
5.38%, 05/31/25	320,000	332,346
Dillard's, Inc.
7.75%, 07/15/26	450,000	468,421
Discovery Communications LLC
3.63%, 05/15/30	190,000	211,616
DISH DBS Corporation
5.00%, 03/15/23	490,000	500,412
5.88%, 11/15/24	575,000	590,505
7.75%, 07/01/26	1,545,000	1,700,466

See Notes to Schedules of Investments.

	Par	Value
DISH Network Corporation
2.38%, 03/15/24 CONV	$900,000	$813,330
3.38%, 08/15/26 CONV	565,000	520,081
DTE Energy Co.
2.25%, 11/01/22	505,000	522,329
3.40%, 06/15/29	445,000	495,036
Edison International
4.95%, 04/15/25	35,000	38,388
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	60,000	65,769
8.38%, 06/15/32	50,000	68,919
Enable Midstream Partners LP
5.00%, 05/15/44	130,000	109,444
Enbridge Energy Partners LP
7.38%, 10/15/45	90,000	132,041
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	231,581
Energy Transfer Operating LP
4.95%, 06/15/28	200,000	212,056
6.25%, 04/15/49	250,000	259,074
Energy Transfer Partners LP
5.88%, 03/01/22	240,000	250,814
5.00%, 10/01/22	60,000	63,183
EnLink Midstream Partners LP
4.15%, 06/01/25	235,000	202,930
Enterprise Products Operating LLC
4.25%, 02/15/48	300,000	320,074
EOG Resources, Inc.
4.38%, 04/15/30	100,000	118,105
Equitable Holdings, Inc.
5.00%, 04/20/48	300,000	355,170
ERAC USA Finance LLC
7.00%, 10/15/37 144A	535,000	774,535
Essential Utilities, Inc.
3.35%, 04/15/50	150,000	161,100
Evergy, Inc.
2.90%, 09/15/29	185,000	198,947
Evolent Health, Inc.
3.50%, 12/01/24 144A CONV	50,000	49,250
Exxon Mobil Corporation
4.33%, 03/19/50	300,000	377,555
3.45%, 04/15/51	240,000	265,232
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A	430,000	483,212
Fidelity National Information Services, Inc.
1.00%, 12/03/28	635,000	764,290
FirstEnergy Corporation
7.38%, 11/15/31	630,000	884,391
Ford Motor Co.
6.63%, 10/01/28	430,000	464,937
4.75%, 01/15/43	615,000	557,989
Ford Motor Credit Co. LLC
1.51%, 02/17/23	485,000	541,477
(Floating, 0.70% - Euribor 3M), 0.22%, 12/01/24†	163,000	167,182
4.39%, 01/08/26	1,550,000	1,534,500
	Par	Value
2.39%, 02/17/26	$366,000	$401,167
3.82%, 11/02/27	400,000	382,120
Fox Corporation
5.58%, 01/25/49	860,000	1,191,823
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	540,000	574,636
GE Capital Funding LLC
4.55%, 05/15/32 144A	1,390,000	1,496,067
General Dynamics Corporation
4.25%, 04/01/40	190,000	239,868
4.25%, 04/01/50	460,000	604,659
General Electric Co.
3.15%, 09/07/22	70,000	73,135
6.75%, 03/15/32	20,000	25,182
5.88%, 01/14/38	300,000	351,605
6.88%, 01/10/39	120,000	154,502
4.25%, 05/01/40	170,000	173,040
4.50%, 03/11/44	70,000	72,519
4.35%, 05/01/50	380,000	388,740
General Motors Co.
5.40%, 10/02/23	360,000	397,239
6.13%, 10/01/25	380,000	442,098
6.25%, 10/02/43	85,000	100,862
5.20%, 04/01/45	265,000	286,262
General Motors Financial Co., Inc.
3.45%, 04/10/22	155,000	159,391
0.96%, 09/07/23	415,000	486,340
5.10%, 01/17/24	150,000	163,898
5.25%, 03/01/26	315,000	354,798
3.60%, 06/21/30	810,000	840,863
GEO Group, Inc. (The) REIT
5.88%, 10/15/24	290,000	222,756
Georgia-Pacific LLC
8.88%, 05/15/31	305,000	493,658
Gilead Sciences, Inc.
4.00%, 09/01/36	670,000	813,513
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/02/20† ρ	40,000	37,110
Goldman Sachs Group, Inc. (The)
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 06/05/28^	325,000	364,738
(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 04/23/29^	340,000	387,475
6.75%, 10/01/37	180,000	262,124
5.15%, 05/22/45	810,000	1,072,473
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26Δ	25,000	24,333
4.88%, 03/15/27Δ	440,000	418,000
7.00%, 03/15/28	350,000	371,808
Hanesbrands, Inc.
4.63%, 05/15/24 144A	110,000	114,663
4.88%, 05/15/26 144A Δ	560,000	598,850
HCA, Inc.
5.00%, 03/15/24	40,000	44,849
5.38%, 02/01/25	20,000	21,930
5.25%, 06/15/26	360,000	420,690
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
5.38%, 09/01/26	$28,000	$30,993
4.50%, 02/15/27	320,000	359,891
7.05%, 12/01/27	15,000	17,536
3.50%, 09/01/30	250,000	255,230
7.50%, 11/06/33	105,000	140,024
7.75%, 07/15/36	65,000	83,200
5.25%, 06/15/49	295,000	361,990
Healthcare Trust of America Holdings LP REIT
3.10%, 02/15/30	275,000	296,394
Hercules LLC
6.50%, 06/30/29	130,000	132,600
Hilton Worldwide Finance LLC
4.63%, 04/01/25	180,000	182,456
4.88%, 04/01/27	520,000	529,256
Home Depot, Inc. (The)
3.30%, 04/15/40	150,000	171,145
3.35%, 04/15/50	480,000	558,899
Intel Corporation
4.75%, 03/25/50	480,000	664,562
4.95%, 03/25/60	160,000	234,918
International Business Machines Corporation
4.25%, 05/15/49	160,000	201,314
iStar, Inc. REIT
3.13%, 09/15/22 CONV	220,000	236,183
J.C. Penney Corporation, Inc.
6.38%, 10/15/36#	240,000	900
7.63%, 03/01/97#	405,000	2,511
Jefferies Group LLC
5.13%, 01/20/23	155,000	169,065
6.45%, 06/08/27	20,000	24,417
6.25%, 01/15/36	570,000	708,233
6.50%, 01/20/43	260,000	327,909
JELD-WEN, Inc.
4.88%, 12/15/27 144A	380,000	388,426
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24ρ ^	190,000	197,753
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28^	250,000	314,365
(Variable, U.S. SOFR + 3.79%), 4.49%, 03/24/31^	105,000	128,442
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31Δ ^	210,000	224,028
(Variable, U.S. SOFR + 2.52%), 2.96%, 05/13/31^	285,000	306,551
(Variable, U.S. SOFR + 2.46%), 3.11%, 04/22/41^	250,000	272,398
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	496,570
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	375,000	410,584
6.50%, 02/01/37	40,000	49,877
6.95%, 01/15/38	50,000	65,577
Kinder Morgan, Inc.
4.30%, 03/01/28	95,000	108,309
7.75%, 01/15/32	560,000	780,606
5.55%, 06/01/45	400,000	476,189
	Par	Value
Kraft Heinz Foods Co.
3.75%, 04/01/30 144A	$350,000	$370,287
4.38%, 06/01/46	515,000	530,753
4.88%, 10/01/49 144A	385,000	407,577
Kroger Co. (The)
5.40%, 01/15/49	75,000	103,863
L3Harris Technologies, Inc.
5.05%, 04/27/45	620,000	844,346
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 144A	1,020,000	1,065,262
Lennar Corporation
4.75%, 11/29/27	720,000	822,960
LifePoint Health, Inc.
4.38%, 02/15/27 144A	230,000	230,863
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 144A	360,000	355,012
Lockheed Martin Corporation
3.80%, 03/01/45	780,000	928,794
Lowe's Cos., Inc.
5.00%, 04/15/40	230,000	302,691
5.13%, 04/15/50	100,000	138,728
Marathon Oil Corporation
4.40%, 07/15/27	340,000	338,619
Marathon Petroleum Corporation
4.70%, 05/01/25	380,000	430,045
Masco Corporation
7.75%, 08/01/29	62,000	87,569
6.50%, 08/15/32	27,000	35,078
Mastercard, Inc.
3.85%, 03/26/50	780,000	1,001,520
Match Group Holdings II LLC
5.00%, 12/15/27 144A	560,000	592,794
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24	1,085,000	1,243,362
MBIA Insurance Corporation
11.54%, 01/15/33 144A	215,000	79,550
McDonald’s Corporation
3.60%, 07/01/30	155,000	181,189
3.63%, 09/01/49	50,000	56,454
4.20%, 04/01/50	360,000	440,529
Michaels Stores, Inc.
8.00%, 07/15/27 144A	70,000	73,268
Microchip Technology, Inc.
4.33%, 06/01/23	375,000	403,877
1.63%, 02/15/25 CONV	145,000	323,369
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	375,000	391,406
MMS USA Investments, Inc.
1.75%, 06/13/31	600,000	739,053
Morgan Stanley
5.75%, 01/25/21	105,000	106,804
3.13%, 08/05/21	535,000	410,482
4.10%, 05/22/23	190,000	205,880
6.25%, 08/09/26	205,000	260,548
4.35%, 09/08/26	475,000	550,251
3.95%, 04/23/27	65,000	73,790

See Notes to Schedules of Investments.

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 07/22/28^	$625,000	$704,220
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	105,000	120,939
(Variable, U.S. SOFR + 4.84%), 5.60%, 03/24/51^	120,000	181,362
MPLX LP
4.50%, 07/15/23	15,000	16,270
4.88%, 06/01/25	40,000	45,337
4.70%, 04/15/48	350,000	356,308
MPT Operating Partnership LP REIT
2.55%, 12/05/23	350,000	451,407
5.00%, 10/15/27	1,000,000	1,044,475
4.63%, 08/01/29	240,000	250,126
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	784,011
Mylan, Inc.
4.55%, 04/15/28	225,000	262,269
Nationstar Mortgage Holdings, Inc.
9.13%, 07/15/26 144A	210,000	225,554
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 144A	940,000	1,009,571
Navient Corporation
5.50%, 01/25/23	865,000	873,200
6.13%, 03/25/24	750,000	757,961
5.88%, 10/25/24	70,000	69,782
6.75%, 06/15/26	190,000	189,881
5.00%, 03/15/27	5,000	4,702
5.63%, 08/01/33	20,000	16,870
Netflix, Inc.
3.63%, 05/15/27	417,000	529,785
New Fortress Energy, Inc.
6.75%, 09/15/25 144A	190,000	199,001
Newell Brands, Inc.
4.35%, 04/01/23	320,000	334,890
Newfield Exploration Co.
5.63%, 07/01/24	480,000	466,011
Newmont Corporation
4.88%, 03/15/42	290,000	393,511
NGL Energy Partners LP
7.50%, 11/01/23	165,000	110,344
6.13%, 03/01/25	375,000	224,492
NGPL PipeCo LLC
4.38%, 08/15/22 144A	430,000	446,637
7.77%, 12/15/37 144A	200,000	255,509
NIKE, Inc.
3.38%, 03/27/50	120,000	140,856
Noble Holding International, Ltd.
7.88%, 02/01/26 144A #	105,000	25,725
NRG Energy, Inc.
7.25%, 05/15/26	160,000	170,583
Nuance Communications, Inc.
1.25%, 04/01/25 CONV	70,000	124,341
1.00%, 12/15/35 CONV	695,000	1,012,094
NVIDIA Corporation
3.50%, 04/01/50	770,000	907,179
	Par	Value
3.70%, 04/01/60	$280,000	$335,303
Occidental Petroleum Corporation
3.20%, 08/15/26	375,000	298,125
3.50%, 08/15/29	665,000	510,587
4.50%, 07/15/44	215,000	154,800
Old Republic International Corporation
4.88%, 10/01/24	265,000	301,143
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	325,000	390,000
OneMain Finance Corporation
6.13%, 05/15/22	585,000	608,400
8.25%, 10/01/23	30,000	33,409
6.88%, 03/15/25	265,000	294,561
ONEOK Partners LP
4.90%, 03/15/25	35,000	38,376
6.20%, 09/15/43	15,000	15,961
Open Text Holdings, Inc.
4.13%, 02/15/30 144A	300,000	309,084
Oracle Corporation
4.00%, 07/15/46	85,000	101,091
3.60%, 04/01/50	220,000	249,374
3.85%, 04/01/60	115,000	136,649
Owens Corning
7.00%, 12/01/36	523,000	698,700
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144A Δ	755,000	799,277
Owl Rock Capital Corporation
4.25%, 01/15/26	875,000	887,842
Owl Rock Technology Finance Corporation
4.75%, 12/15/25 144A	800,000	792,310
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	494,537
Penske Truck Leasing Co. LP
4.00%, 07/15/25 144A	290,000	326,906
PepsiCo, Inc.
3.63%, 03/19/50	190,000	231,434
Plains All American Pipeline LP
4.65%, 10/15/25	110,000	118,136
3.55%, 12/15/29	1,030,000	998,181
PLT VII Finance S.a.r.l.
4.63%, 01/05/26	400,000	478,214
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	610,000	640,119
Procter & Gamble Co. (The)
3.00%, 03/25/30	80,000	92,990
3.55%, 03/25/40	170,000	207,485
3.60%, 03/25/50	170,000	216,617
Prudential Financial, Inc.
3.70%, 03/13/51	225,000	249,073
PulteGroup, Inc.
6.00%, 02/15/35	95,000	117,563
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
PVH Corporation
3.13%, 12/15/27	$335,000	$397,692
QEP Resources, Inc.
5.38%, 10/01/22	160,000	131,600
5.25%, 05/01/23	755,000	550,678
Quicken Loans LLC
5.75%, 05/01/25 144A	835,000	860,050
5.25%, 01/15/28 144A	90,000	94,998
Radian Group, Inc.
4.50%, 10/01/24	75,000	74,640
4.88%, 03/15/27	45,000	45,113
Radiology Partners, Inc.
9.25%, 02/01/28 144A Δ	440,000	458,700
Range Resources Corporation
5.00%, 03/15/23	595,000	566,366
4.88%, 05/15/25Δ	120,000	108,612
Seagate HDD Cayman
4.88%, 06/01/27	63,000	70,710
4.09%, 06/01/29 144A	68,000	74,154
Sensata Technologies, Inc.
4.38%, 02/15/30 144A	720,000	757,822
Service Properties Trust REIT
4.50%, 06/15/23	20,000	19,651
4.65%, 03/15/24Δ	15,000	13,978
4.35%, 10/01/24	80,000	72,550
4.75%, 10/01/26	10,000	8,918
4.95%, 02/15/27	40,000	35,700
3.95%, 01/15/28Δ	10,000	8,319
ServiceMaster Co. LLC (The)
7.45%, 08/15/27	600,000	656,886
SM Energy Co.
1.50%, 07/01/21 CONV	120,000	111,969
5.00%, 01/15/24	25,000	13,438
6.75%, 09/15/26	40,000	17,942
6.63%, 01/15/27	135,000	60,358
Southern Copper Corporation
5.25%, 11/08/42	870,000	1,098,881
Southwestern Energy Co.
6.45%, 01/23/25	145,000	140,831
Spectrum Brands, Inc.
5.75%, 07/15/25	570,000	589,095
5.00%, 10/01/29 144A	90,000	93,600
Sprint Capital Corporation
8.75%, 03/15/32	550,000	805,645
Sprint Corporation
7.88%, 09/15/23	490,000	563,806
Synchrony Financial
2.85%, 07/25/22	640,000	658,878
Targa Resources Partners LP
5.13%, 02/01/25	40,000	40,025
5.88%, 04/15/26	620,000	637,716
5.38%, 02/01/27	40,000	40,317
5.50%, 03/01/30 144A	280,000	280,557
Tenet Healthcare Corporation
6.75%, 06/15/23	145,000	152,395
5.13%, 05/01/25	410,000	414,325
	Par	Value
6.88%, 11/15/31	$160,000	$157,370
Texas Instruments, Inc.
1.75%, 05/04/30	140,000	144,843
Time Warner Cable LLC
5.50%, 09/01/41	35,000	42,537
4.50%, 09/15/42	55,000	59,829
T-Mobile USA, Inc.
3.88%, 04/15/30 144A	420,000	477,065
4.38%, 04/15/40 144A	100,000	117,317
4.50%, 04/15/50 144A	360,000	432,558
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 144A	320,000	346,582
TransDigm, Inc.
6.50%, 07/15/24	104,000	103,994
6.50%, 05/15/25	100,000	99,875
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	520,000	466,700
Transocean, Inc.
11.50%, 01/30/27 144A Δ	169,000	69,958
7.50%, 04/15/31	30,000	4,200
6.80%, 03/15/38	215,000	29,563
UAL Pass-Through Trust, Series 2007-1
6.64%, 07/02/22	55,093	52,067
United Airlines Pass-Through Trust, Series 2014-1, Class A
4.00%, 04/11/26	90,474	89,043
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 10/07/25	74,306	56,147
United Rentals North America, Inc.
4.63%, 10/15/25	110,000	112,613
4.88%, 01/15/28	50,000	52,563
5.25%, 01/15/30	410,000	448,181
United States Steel Corporation
6.65%, 06/01/37	280,000	173,403
US Airways Pass-Through Trust, Series 2012-1, Class A
5.90%, 10/01/24	85,553	84,057
US Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	75,353	62,728
Verizon Communications, Inc.
4.00%, 03/22/50Δ	610,000	755,154
ViacomCBS, Inc.
4.95%, 05/19/50Δ	815,000	960,239
Viking Cruises, Ltd.
5.88%, 09/15/27 144A	90,000	70,144
Vine Oil & Gas LP
9.75%, 04/15/23 144A	30,000	20,700
Visa, Inc.
2.05%, 04/15/30	140,000	150,382
2.70%, 04/15/40	720,000	782,343
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	248,552

See Notes to Schedules of Investments.

	Par	Value
Volkswagen Group of America Finance LLC
3.35%, 05/13/25 144A	$625,000	$683,496
Walt Disney Co. (The)
4.70%, 03/23/50	295,000	391,863
Wells Fargo & Co.
4.48%, 01/16/24	90,000	99,882
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25ρ ^	170,000	183,100
1.00%, 02/02/27	400,000	478,252
(Variable, ICE LIBOR USD 3M + 1.00%), 2.57%, 02/11/31^	455,000	478,661
(Variable, U.S. SOFR + 2.53%), 3.07%, 04/30/41^	220,000	231,168
(Variable, ICE LIBOR USD 3M + 4.24%), 5.01%, 04/04/51^	535,000	736,089
Western Digital Corporation
1.50%, 02/01/24 CONV	170,000	162,247
WestRock MWV LLC
8.20%, 01/15/30	75,000	105,793
7.95%, 02/15/31	25,000	35,554
Weyerhaeuser Co. REIT
8.50%, 01/15/25	205,000	265,458
6.95%, 10/01/27	30,000	37,882
7.38%, 03/15/32	190,000	277,358
6.88%, 12/15/33	250,000	344,320
Whirlpool Corporation
4.60%, 05/15/50	280,000	348,302
Williams Cos., Inc. (The)
7.50%, 01/15/31	40,000	52,751
5.75%, 06/24/44	320,000	378,493
WPX Energy, Inc.
5.88%, 06/15/28Δ	590,000	617,299
XPO Logistics, Inc.
6.50%, 06/15/22 144A	10,000	10,047
6.13%, 09/01/23 144A	350,000	357,892
Total Corporate Bonds (Cost $133,498,860)		142,987,354
FOREIGN BONDS — 39.3%
Angola — 0.1%
Angolan Government International Bond
9.50%, 11/12/25Δ	200,000	174,858
9.38%, 05/08/48	200,000	157,004
		331,862
Argentina — 0.3%
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	9,250,000	109,709
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	62,795
(Step to 0.50% on 07/09/21), 0.13%, 07/09/30 STEP	828,157	349,896
	Par	Value
(Step to 1.13% on 07/09/21), 0.13%, 07/09/35 STEP	$1,625,941	$615,419
Bonos del Tesoro Nacional en Pesos Badlar
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 31.73%, 04/03/22(ZA) †	22,940,000	321,466
Provincia de Buenos Aires
7.88%, 06/15/27 144A	560,000	221,200
YPF SA
16.50%, 05/09/22(ZA)	450,000	3,869
		1,684,354
Armenia — 0.0%
Republic of Armenia International Bond
3.95%, 09/26/29	200,000	194,500
Australia — 0.1%
Westfield America Management, Ltd. REIT
2.63%, 03/30/29(U)	360,000	472,873
Austria — 0.3%
Sappi Papier Holding GmbH
4.00%, 04/01/23(E)	140,000	150,526
Suzano Austria GmbH
5.75%, 07/14/26 144A	370,000	424,113
5.00%, 01/15/30	730,000	787,487
3.75%, 01/15/31	170,000	170,629
		1,532,755
Azerbaijan — 0.2%
Southern Gas Corridor CJSC
6.88%, 03/24/26	510,000	581,311
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23Δ	400,000	415,620
		996,931
Belgium — 0.1%
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	612,769
House of Finance NV (The)
4.38%, 07/15/26(E)	250,000	268,185
		880,954
Bermuda — 0.1%
Bermuda Government International Bond
3.72%, 01/25/27	200,000	221,002
4.75%, 02/15/29Δ	200,000	239,252
		460,254
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Brazil — 1.0%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	$160,000	$165,400
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23(B)	12,283,000	2,431,833
10.00%, 01/01/27(B)	927,000	188,260
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,630,000	553,621
5.63%, 01/07/41	100,000	108,801
CSN Resources SA
7.63%, 04/17/26Δ	200,000	202,625
Itau Unibanco Holding SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 6.13%, 12/12/22 144A ρ ^	760,000	735,281
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	451,336
Vale Overseas, Ltd.
6.88%, 11/21/36	200,000	260,607
Vale SA
3.75%, 01/10/23(E)	750,000	926,206
		6,023,970
Canada — 1.7%
1011778 BC ULC
5.00%, 10/15/25 144A	20,000	20,541
3.88%, 01/15/28 144A	720,000	734,753
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	525,000	538,453
Bausch Health Cos., Inc.
9.00%, 12/15/25 144A	40,000	43,612
Baytex Energy Corporation
5.63%, 06/01/24 144A	60,000	34,119
Bombardier, Inc.
6.00%, 10/15/22 144A	605,000	563,406
7.88%, 04/15/27 144A	230,000	174,793
Canadian Government Bond
1.00%, 06/01/27(C)	5,000,000	3,908,753
Canadian Natural Resources, Ltd.
4.95%, 06/01/47	115,000	128,150
First Quantum Minerals, Ltd.
6.50%, 03/01/24 144A	300,000	288,375
7.50%, 04/01/25 144A	350,000	346,626
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	417,520
MEG Energy Corporation
7.00%, 03/31/24 144A	172,000	160,390
7.13%, 02/01/27 144A	1,310,000	1,178,122
Open Text Corporation
3.88%, 02/15/28 144A	190,000	192,523
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22(C) Ω	1,300,000	968,700
	Par	Value
2.98%, 03/08/29(C) Ω	$1,200,000	$818,736
		10,517,572
Chile — 0.0%
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	240,914
China — 1.7%
China Government Bond
3.85%, 12/12/26(Y)	24,000,000	3,778,214
4.29%, 05/22/29(Y)	24,000,000	3,925,780
China Minmetals Corporation
(Variable, 4.72% - U.S. Treasury Yield Curve Rate CMT 5Y), 3.75%, 11/13/22ρ ^	250,000	254,743
Chinalco Capital Holdings, Ltd.
(Variable, 5.79% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.10%, 09/11/24ρ ^	200,000	203,516
Dianjian International Finance, Ltd.
(Variable, 6.93% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.60%, 03/13/23ρ ^	200,000	206,511
Huarong Finance 2017 Co., Ltd.
(Variable, 7.77% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.50%, 01/24/22ρ ^	200,000	202,748
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	220,000	220,987
4.50%, 03/15/23 144A	190,000	188,388
5.50%, 02/15/24 144A	830,000	836,951
Sinopec Group Overseas Development 2015, Ltd.
3.25%, 04/28/25	250,000	270,257
		10,088,095
Colombia — 0.9%
Colombia Government International Bond
4.50%, 03/15/29	300,000	338,010
3.00%, 01/30/30	515,000	527,553
5.63%, 02/26/44	3,170,000	3,953,022
Colombian TES
10.00%, 07/24/24(X)	23,100,000	7,420
Ecopetrol SA
5.88%, 09/18/23Δ	140,000	154,175
Millicom International Cellular SA
5.13%, 01/15/28 144A	600,000	624,129
		5,604,309
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45Δ	340,000	311,695
Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(E)	200,000	238,917

See Notes to Schedules of Investments.

	Par	Value
1.50%, 06/17/31(E)	$200,000	$244,083
		483,000
Czech Republic — 0.2%
Czech Republic Government Bond
0.95%, 05/15/30	22,370,000	982,704
Denmark — 0.2%
DKT Finance ApS
7.00%, 06/17/23(E)	530,000	629,175
Orsted A/S
(Variable, EUR Swap Rate 5Y + 4.75%), 6.25%, 06/26/13(E) α ^	315,000	419,180
		1,048,355
Dominican Republic — 0.1%
Dominican Republic International Bond
6.00%, 07/19/28	150,000	161,786
6.85%, 01/27/45	220,000	232,760
		394,546
Ecuador — 0.0%
Ecuador Government International Bond
(Step to 5.00% on 07/31/21), 0.50%, 07/31/30 STEP	49,140	33,416
4.72%, 07/31/30Ω	16,866	7,907
(Step to 1.00% on 07/31/21), 0.50%, 07/31/35 STEP	128,778	71,795
(Step to 0.50% on 07/31/21), 0.50%, 07/31/40 STEP	59,020	29,731
		142,849
Egypt — 0.2%
Egypt Government International Bond
7.60%, 03/01/29	600,000	617,026
6.38%, 04/11/31(E)	350,000	382,930
7.90%, 02/21/48	200,000	185,341
		1,185,297
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50	150,000	117,885
France — 2.6%
3AB Optique Developpement SAS
4.00%, 10/01/23(E) 144A	100,000	114,319
4.00%, 10/01/23(E)	445,000	508,718
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	600,000	598,410
Altice France SA
7.38%, 05/01/26 144A	790,000	828,670
3.38%, 01/15/28(E)	1,300,000	1,473,742
Arkema SA
(Variable, 2.87% - EUR Swap Rate 5Y), 2.75%, 06/17/24(E) ρ ^	400,000	480,221
	Par	Value
Banijay Group SAS
6.50%, 03/01/26(E)	$482,000	$550,315
BNP Paribas SA
(Variable, USD Swap 5Y + 5.15%), 7.38%, 08/19/25 144A ρ ^	1,070,000	1,192,456
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	600,000	763,639
(Variable, USD Swap 5Y + 3.98%), 7.00%, 08/16/28 144A ρ Δ ^	300,000	346,369
(Variable, U.S. SOFR + 1.51%), 3.05%, 01/13/31 144A ^	625,000	671,106
Casino Guichard Perrachon SA
5.98%, 05/26/21(E) Δ	200,000	237,232
4.56%, 01/25/23(E) Δ	200,000	218,439
4.05%, 08/05/26(E)	700,000	621,322
Constellium SE
4.25%, 02/15/26(E)	430,000	504,764
Credit Agricole SA
(Variable, EUR Swap Rate 5Y + 5.12%), 6.50%, 06/23/21(E) ρ ^	300,000	360,483
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 3.96%), 6.00%, 01/29/26(U) ρ ^	300,000	418,240
Faurecia SE
2.38%, 06/15/27(E)	550,000	610,100
Kapla Holding SAS
3.38%, 12/15/26(E)	300,000	327,870
La Financiere Atalian SASU
4.00%, 05/15/24(E)	575,000	573,719
Loxam SAS
3.75%, 07/15/26(E)	650,000	731,525
5.75%, 07/15/27(E) Δ	795,000	841,371
Novafives SAS
5.00%, 06/15/25(E)	640,000	552,083
Orange SA
0.50%, 09/04/32(E)	700,000	810,253
Paprec Holding SA
4.00%, 03/31/25(E)	385,000	433,876
Rubis Terminal Infra SAS
5.63%, 05/15/25(E)	400,000	485,932
Tereos Finance Groupe I SA
4.13%, 06/16/23(E)	300,000	326,983
		15,582,157
Germany — 1.7%
Aroundtown SA
(Variable, 3.46% - EUR Swap Rate 5Y), 2.88%, 01/12/25(E) ρ ^	300,000	340,231
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	780,000	977,228
CeramTec BondCo GmbH
5.25%, 12/15/25(E)	860,000	968,277
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EnBW Energie Baden-Wuerttemberg AG
(Variable, 3.63% - EUR Swap Rate 5Y), 3.38%, 04/05/77(E) Δ ^	$135,000	$163,359
HT Troplast GmbH
9.25%, 07/15/25(E)	400,000	500,542
IHO Verwaltungs GmbH
PIK 4.63%, 3.88%, 05/15/27(E)	325,000	382,879
K+S AG
3.25%, 07/18/24(E)	200,000	219,469
KME SE
6.75%, 02/01/23(E) 144A	480,000	417,865
Platin 1426 GmbH
5.38%, 06/15/23(E) 144A	340,000	378,701
5.38%, 06/15/23(E)	800,000	891,062
SGL Carbon SE
4.63%, 09/30/24(E)	725,000	742,277
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	600,000	720,090
thyssenkrupp AG
1.38%, 03/03/22(E)	224,000	256,456
2.50%, 02/25/25(E)	100,000	108,074
Vertical Holdco GmbH
6.63%, 07/15/28(E)	400,000	490,131
6.63%, 07/15/28(E) 144A	270,000	330,839
Vertical Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	418,667
Volkswagen Bank GmbH
1.25%, 06/10/24(E)	100,000	119,658
1.25%, 12/15/25(E)	1,660,000	1,993,713
		10,419,518
Ghana — 0.2%
Ghana Government International Bond
7.63%, 05/16/29 144A	340,000	308,848
10.75%, 10/14/30	200,000	243,603
10.75%, 10/14/30 144A	340,000	414,125
7.88%, 02/11/35	200,000	169,380
		1,135,956
Hungary — 0.0%
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	23,462
India — 0.1%
Reliance Industries, Ltd.
4.50%, 10/19/20 144A	540,000	540,967
Indonesia — 2.3%
Indonesia Government International Bond
0.90%, 02/14/27(E)	100,000	115,011
4.75%, 02/11/29	200,000	237,688
5.25%, 01/17/42 144A	1,940,000	2,463,792
	Par	Value
5.25%, 01/17/42	$630,000	$800,097
4.20%, 10/15/50Δ	2,730,000	3,166,307
Indonesia Treasury Bond
7.00%, 05/15/27(I)	21,835,000,000	1,515,830
8.25%, 05/15/29(I)	76,029,000,000	5,581,081
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28	200,000	234,469
		14,114,275
Ireland — 0.3%
AerCap Ireland Capital DAC
3.50%, 05/26/22	150,000	151,530
4.50%, 09/15/23	220,000	226,934
4.45%, 10/01/25	400,000	399,934
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	246,000	263,553
4.42%, 11/15/35	369,000	390,368
Motion Bondco DAC
4.50%, 11/15/27(E)	500,000	496,386
		1,928,705
Israel — 0.2%
Israel Government International Bond
3.38%, 01/15/50	200,000	222,357
3.88%, 07/03/50	510,000	614,550
Summit Properties, Ltd.
2.00%, 01/31/25(E)	400,000	446,980
		1,283,887
Italy — 4.8%
Autostrade per l'Italia SpA
1.88%, 09/26/29(E)	504,000	552,489
doValue SpA
5.00%, 08/04/25(E)	485,000	566,114
Italy Buoni Poliennali Del Tesoro
0.35%, 02/01/25(E)	5,343,000	6,315,794
2.05%, 08/01/27(E)	2,870,000	3,708,168
1.35%, 04/01/30(E)	780,000	961,948
0.95%, 08/01/30(E)	5,217,000	6,193,069
3.45%, 03/01/48(E) 144A	3,700,000	6,006,442
Rossini S.a.r.l.
6.75%, 10/30/25(E)	400,000	494,898
Sisal Pay SpA
(Floating, 3.88% - Euribor 3M), 3.88%, 12/17/26(E) †	455,000	521,128
Telecom Italia Capital SA
6.38%, 11/15/33	360,000	429,233
6.00%, 09/30/34	105,000	122,062
Telecom Italia SpA
5.30%, 05/30/24 144A	340,000	368,568
3.63%, 05/25/26(E) Δ	385,000	484,977

See Notes to Schedules of Investments.

	Par	Value
UniCredit SpA
(Variable, EUR Swap Rate 5Y + 6.39%), 6.63%, 06/03/23(E) ρ ^	$1,120,000	$1,306,316
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 06/30/35 144A ^	740,000	755,851
		28,787,057
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	460,000	489,892
5.75%, 12/31/32 STEP	166,000	154,354
5.75%, 12/31/32 144A STEP	406,700	378,166
6.13%, 06/15/33	200,000	187,888
		1,210,300
Japan — 0.7%
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	214,000,000	2,056,188
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	45,000,000	441,405
SoftBank Group Corporation
5.00%, 04/15/28(E)	805,000	1,004,284
Takeda Pharmaceutical Co., Ltd.
3.38%, 07/09/60	540,000	572,673
		4,074,550
Jersey — 0.3%
Adient Global Holdings, Ltd.
3.50%, 08/15/24(E)	235,000	254,777
Avis Budget Finance Plc
4.75%, 01/30/26(E)	200,000	201,603
Glencore Finance Europe, Ltd.
2.75%, 04/01/21(E)	505,000	596,330
LHC3 PLC
Cash Coupon 4.13% or PIK 4.88%, 4.13%, 08/15/24(E)	540,000	641,037
		1,693,747
Kazakhstan — 0.3%
Kazakhstan Government International Bond
6.50%, 07/21/45	200,000	311,246
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	586,001
5.38%, 04/24/30	300,000	351,600
KazTransGas JSC
4.38%, 09/26/27 144A	630,000	680,961
		1,929,808
Luxembourg — 0.7%
Altice Finco SA
4.75%, 01/15/28(E)	679,000	724,445
Altice France Holding SA
8.00%, 05/15/27(E)	1,115,000	1,390,294
ArcelorMittal SA
7.25%, 10/15/39	260,000	328,901
	Par	Value
7.00%, 03/01/41	$350,000	$432,761
Vivion Investments S.a.r.l.
3.00%, 08/08/24(E)	700,000	723,255
3.50%, 11/01/25(E)	400,000	409,163
		4,008,819
Mexico — 2.7%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A ρ ^	260,000	257,563
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ρ ^	325,000	320,658
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	646,268
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	607,414
Mexican Bonos
8.00%, 12/07/23(M)	20,808,900	1,033,279
10.00%, 12/05/24(M)	15,794,700	849,634
7.50%, 06/03/27(M)	139,360,700	7,011,744
8.50%, 05/31/29(M)	1,002,900	53,674
7.75%, 05/29/31(M)	1,504,300	76,767
7.75%, 11/13/42(M)	45,250,000	2,217,673
Mexico City Airport Trust
5.50%, 07/31/47	200,000	163,804
Mexico Government International Bond
5.75%, 10/12/10«	360,000	418,246
Orbia Advance Corp SAB de CV
5.88%, 09/17/44 144A	1,100,000	1,284,250
Petroleos Mexicanos
4.75%, 02/26/29(E) Δ	1,000,000	1,004,878
5.95%, 01/28/31 144A	40,000	33,830
7.69%, 01/23/50Δ	390,000	326,970
		16,306,652
Mongolia — 0.0%
Mongolia Government International Bond
8.75%, 03/09/24	200,000	224,516
Morocco & Antilles — 0.1%
OCP SA
5.63%, 04/25/24 144A Δ	350,000	380,815
4.50%, 10/22/25 144A	320,000	338,763
		719,578
Netherlands — 3.0%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	540,000	709,165
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CBR Fashion Finance BV
5.13%, 10/01/22(E)	$640,000	$695,026
Cooperatieve Rabobank UA
(Variable, 6.70% - EUR Swap Rate 5Y), 6.63%, 06/29/21(E) ρ ^	600,000	727,030
5.75%, 12/01/43	630,000	899,574
Dufry One BV
2.00%, 02/15/27(E)	362,000	355,921
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	299,490
Embraer Netherlands Finance BV
5.40%, 02/01/27	130,000	123,630
Equate Petrochemical BV
4.25%, 11/03/26 144A	380,000	399,713
Fiat Chrysler Automobiles NV
4.50%, 07/07/28(E)	285,000	381,253
Lincoln Financing S.a.r.l.
3.63%, 04/01/24(E)	325,000	367,863
(Floating, 3.88% - Euribor 3M), 3.88%, 04/01/24(E) †	118,000	133,663
LYB International Finance II BV
0.88%, 09/17/26(E)	395,000	462,722
Maxeda DIY Holding BV
5.88%, 10/01/26(E) 144A	230,000	269,294
Nouryon Holding BV
6.50%, 10/01/26(E)	425,000	517,184
Petrobras Global Finance BV
6.25%, 03/17/24	2,110,000	2,342,691
6.88%, 01/20/40	80,000	89,059
6.90%, 03/19/49	380,000	425,220
Prosus NV
4.85%, 07/06/27 144A	1,200,000	1,371,168
Repsol International Finance BV
(Variable, EUR Swap Rate 10Y + 4.20%), 4.50%, 03/25/75(E) ^	800,000	988,432
Summer BidCo BV
Cash Coupon 9.00% or PIK 9.75%, 9.75%, 11/15/25(E)	672,249	797,557
Syngenta Finance NV
4.44%, 04/24/23 144A	660,000	697,545
Telefonica Europe BV
(Variable, EUR Swap Rate 8Y + 2.97%), 3.88%, 06/22/26(E) ρ Δ ^	600,000	720,882
Teva Pharmaceutical Finance Netherlands II BV
4.50%, 03/01/25(E)	955,000	1,092,509
1.88%, 03/31/27(E)	300,000	296,748
United Group BV
3.13%, 02/15/26(E)	300,000	332,432
UPC Holding BV
5.50%, 01/15/28 144A	310,000	320,269
3.88%, 06/15/29(E)	600,000	684,979
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	236,180
	Par	Value
ZF Europe Finance BV
3.00%, 10/23/29(E)	$700,000	$738,192
Ziggo BV
4.25%, 01/15/27(E)	360,000	440,042
		17,915,433
Nigeria — 0.3%
Nigeria Government International Bond
7.14%, 02/23/30 144A	440,000	419,201
7.63%, 11/28/47 144A	1,310,000	1,175,620
		1,594,821
Norway — 0.0%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	146,151
Norway Government Bond
3.75%, 05/25/21(K) 144A	64,000	7,029
		153,180
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	166,265
Panama — 0.5%
Panama Government International Bond
3.75%, 03/16/25	860,000	941,834
2.25%, 09/29/32	200,000	202,000
6.70%, 01/26/36	202,000	294,022
4.50%, 04/01/56	1,140,000	1,433,550
		2,871,406
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	260,000
Peru — 0.7%
Peruvian Government International Bond
2.39%, 01/23/26	1,370,000	1,439,884
3.75%, 03/01/30(E)	150,000	217,383
6.55%, 03/14/37	640,000	969,955
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	1,670,000	1,855,487
		4,482,709
Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	100,000	100,819
Poland — 0.4%
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,555,402
1.25%, 10/25/30(P)	3,780,000	973,401
		2,528,803

See Notes to Schedules of Investments.

	Par	Value
Qatar — 0.5%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	$200,000	$203,218
Qatar Government International Bond
3.40%, 04/16/25 144A	1,320,000	1,449,268
4.00%, 03/14/29	200,000	234,248
4.82%, 03/14/49	200,000	269,945
4.40%, 04/16/50 144A	630,000	812,709
		2,969,388
Romania — 0.1%
RCS & RDS SA
3.25%, 02/05/28(E)	300,000	336,498
Romanian Government International Bond
3.62%, 05/26/30(E)	32,000	42,521
3.00%, 02/14/31	86,000	88,472
2.00%, 01/28/32(E)	28,000	32,448
3.88%, 10/29/35(E)	100,000	133,680
4.63%, 04/03/49(E)	100,000	143,313
3.38%, 01/28/50(E)	84,000	100,828
		877,760
Russia — 1.3%
Gazprom PJSC Via Gaz Capital SA
5.15%, 02/11/26	250,000	279,120
Russian Federal Bond - OFZ
7.05%, 01/19/28(Q)	240,798,000	3,299,647
7.25%, 05/10/34(Q)	262,547,000	3,650,790
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	200,000	229,656
5.10%, 03/28/35	200,000	245,691
		7,704,904
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.
4.25%, 04/16/39	410,000	473,483
Senegal — 0.0%
Senegal Government International Bond
6.75%, 03/13/48	200,000	190,127
Serbia — 0.1%
Serbia International Bond
7.25%, 09/28/21	200,000	211,943
1.50%, 06/26/29(E)	200,000	226,957
		438,900
South Africa — 1.0%
Republic of South Africa Government Bond
6.25%, 03/31/36(S)	2,140,000	83,297
8.50%, 01/31/37(S)	9,571,000	448,795
6.50%, 02/28/41(S)	44,256,000	1,648,629
Republic of South Africa Government International Bond
4.88%, 04/14/26	400,000	405,513
5.88%, 06/22/30Δ	2,270,000	2,326,614
	Par	Value
5.75%, 09/30/49	$1,520,000	$1,293,958
		6,206,806
South Korea — 0.0%
Hanwha Life Insurance Co., Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.70%, 04/23/23ρ ^	200,000	206,503
Spain — 1.0%
Banco Santander SA
2.75%, 05/28/25	200,000	210,112
Gestamp Automocion SA
3.25%, 04/30/26(E)	230,000	251,124
Grupo Antolin-Irausa SA
3.25%, 04/30/24(E)	375,000	374,813
Iberdrola Finanzas SA
7.38%, 01/29/24(U)	100,000	157,146
Spain Government Bond
1.95%, 07/30/30(E) 144A	2,830,000	3,883,722
Tendam Brands SAU
5.00%, 09/15/24(E) 144A	510,000	494,789
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) 144A †	160,000	154,400
(Floating, 5.25% - Euribor 3M), 5.25%, 09/15/24(E) †	260,000	250,899
		5,777,005
Sri Lanka — 0.2%
Sri Lanka Government International Bond
5.88%, 07/25/22	640,000	518,400
6.85%, 11/03/25	200,000	143,016
6.75%, 04/18/28	500,000	345,000
		1,006,416
Supranational — 0.0%
Banque Ouest Africaine de Developpement
5.00%, 07/27/27Δ	200,000	216,052
Sweden — 0.2%
Intrum AB
3.50%, 07/15/26(E)	325,000	347,848
Samhallsbyggnadsbolaget i Norden AB
(Variable, 2.81% - EUR Swap Rate 5Y), 2.62%, 01/30/25(E) ρ ^	486,000	544,818
Unilabs Subholding AB
5.75%, 05/15/25(E)	449,000	531,318
		1,423,984
Switzerland — 0.5%
Credit Suisse Group AG
(Variable, USD Swap 5Y + 4.60%), 7.50%, 07/17/23 144A ρ ^	330,000	349,077
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 07/17/25(E) ^	500,000	604,584
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	$250,000	$289,314
UBS Group AG
(Variable, USD Swap 5Y + 4.34%), 7.00%, 01/31/24 144A ρ ^	1,420,000	1,516,837
(Variable, EUR Swap Rate 1Y + 0.75%), 1.25%, 04/17/25(E) ^	400,000	486,812
		3,246,624
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond
6.38%, 07/15/26(E)	150,000	159,014
Turkey — 0.4%
Turkey Government International Bond
4.88%, 10/09/26	300,000	275,208
6.00%, 03/25/27	1,570,000	1,509,178
4.88%, 04/16/43	500,000	373,958
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23	200,000	189,344
		2,347,688
Ukraine — 0.1%
Ukraine Government International Bond
6.75%, 06/20/26(E)	200,000	228,897
9.75%, 11/01/28	550,000	596,393
		825,290
United Arab Emirates — 0.7%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47	400,000	491,624
Abu Dhabi Government International Bond
2.50%, 04/16/25 144A	1,340,000	1,428,386
3.88%, 04/16/50 144A	670,000	820,750
DP World Crescent, Ltd.
3.88%, 07/18/29	200,000	208,250
DP World PLC
5.63%, 09/25/48 144A	970,000	1,110,650
		4,059,660
United Kingdom — 3.6%
Algeco Global Finance PLC
6.50%, 02/15/23(E)	400,000	470,218
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	230,124
3.38%, 03/11/29(U)	250,000	351,686
Aviva PLC
(Variable, UK Gilts 5Y + 2.40%), 6.13%, 09/29/22(U) ρ ^	1,040,000	1,449,026
Barclays Bank PLC
7.63%, 11/21/22	1,190,000	1,309,474
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E) ^	200,000	234,861
	Par	Value
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	$300,000	$358,907
(Variable, ICE LIBOR USD 3M + 2.45%), 2.85%, 05/07/26^	380,000	395,660
British Telecommunications PLC
3.25%, 11/08/29 144A	475,000	509,925
eG Global Finance PLC
4.38%, 02/07/25(E)	660,000	736,093
HSBC Holdings PLC
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25ρ ^	400,000	418,837
(Variable, GBP Swap Rate 1Y + 1.04%), 2.26%, 11/13/26(U) ^	300,000	399,039
(Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 05/22/27ρ ^	400,000	410,334
Iceland Bondco PLC
4.63%, 03/15/25(U)	350,000	428,888
Informa PLC
1.50%, 07/05/23(E)	704,000	824,095
Jaguar Land Rover Automotive PLC
5.88%, 11/15/24(E)	325,000	345,805
Jerrold Finco PLC
6.13%, 01/15/24(U) 144A	270,000	332,717
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 06/15/23^	510,000	513,191
4.34%, 01/09/48	796,000	938,714
Marks & Spencer PLC
4.50%, 07/10/27(U)	300,000	386,502
Miller Homes Group Holdings PLC
5.50%, 10/15/24(U) Δ	1,530,000	1,951,367
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E) Δ	315,000	372,312
Natwest Group PLC
6.00%, 12/19/23	140,000	157,540
(Variable, Euribor 3M + 1.74%), 2.00%, 03/04/25(E) ^	100,000	122,001
(Variable, Euribor 3M + 1.08%), 1.75%, 03/02/26(E) ^	460,000	558,198
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	545,000	573,934
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	400,000	583,999
Pinnacle Bidco PLC
6.38%, 02/15/25(U) 144A	580,000	656,096
Principality Building Society
2.38%, 11/23/23(U)	100,000	132,706
RAC Bond Co. PLC
5.00%, 11/06/22(U)	407,000	509,176
Rio Tinto Finance USA PLC
4.13%, 08/21/42	75,000	96,878

See Notes to Schedules of Investments.

	Par	Value
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U) ρ ^	$820,000	$1,104,848
Southern Gas Networks PLC
4.88%, 12/21/20(U)	190,000	247,433
SSE PLC
1.75%, 04/16/30(E)	750,000	953,724
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	387,443	653,110
Travis Perkins PLC
4.50%, 09/07/23(U)	400,000	523,184
United Kingdom Gilt
4.50%, 09/07/34(U)	220,000	438,845
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144A	200,000	208,875
5.25%, 05/15/29(U)	890,000	1,217,747
		22,106,069
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 01/23/31Δ	200,000	238,315
Uzbekistan — 0.0%
Republic of Uzbekistan Bond
5.38%, 02/20/29Δ	200,000	224,344
Total Foreign Bonds (Cost $239,055,485)		238,451,396
LOAN AGREEMENTS — 1.7%
1011778 B.C. Unlimited Liability Company Term B-4 Loan
0.00%, 11/19/26† Σ	458,844	440,968
Allied Universal Holdco LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.25%), 4.40%, 07/10/26†	496,250	491,863
Asurion LLC New B-7 Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 11/03/24†	524,633	516,656
Asurion LLC Replacement B-6 Term Loan
0.00%, 11/03/23† Σ	129,656	127,968
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 11/03/23†	329,128	324,843
Avaya, Inc. Tranche B Term Loan
0.00%, 12/15/24† Σ	195,040	194,340
Bausch Health Companies, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%), 3.15%, 06/02/25†	274,616	269,696
Berry Global, Inc. Term W Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.16%, 10/01/22†	122,322	121,434
Brookfield WEC Holdings, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 3.75%, 08/01/25†	277,004	270,672
	Par	Value
CWGS Group LLC Term Loan
(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 11/08/23†	$139,634	$136,460
Entercom Media Corporation Term B-2 Loan
(Floating, ICE LIBOR USD 1M + 2.50%), 2.64%, 11/18/24†	180,687	170,372
Equinox Holdings, Inc. Incremental Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 4.00%, 03/08/24†	434,976	337,733
Focus Financial Partners LLC Tranche B-3 Term Loan
(Floating, ICE LIBOR USD 1M + 2.00%), 2.15%, 07/03/24†	277,164	270,513
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, ICE LIBOR USD 1M + 2.00%), 2.15%, 11/30/23†	227,635	222,127
Froneri International Limited Facility B1
(Floating, Euribor USD 1M + 2.63%), 2.63%, 01/29/27†	380,000	434,517
Garda World Security Corporation Initial Term Loan
(Floating, ICE LIBOR USD 1M + 4.75%), 4.90%, 10/30/26†	405,369	404,000
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 3M + 2.00%), 2.22%, 12/30/26†	179,100	176,637
Global Medical Response, Inc. 2018 Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 04/28/22†	288,068	287,799
Global Medical Response, Inc. 2018 Term Loan B
0.00%, 09/24/25† Σ	70,000	68,556
Jaguar Holding Co. I LLC 2018 Term Loan
(Floating, ICE LIBOR USD 1M + 2.50%, 1.00% Floor), 3.50%, 08/18/22†	243,070	242,550
Level 3 Financing, Inc. Tranche B 2027 Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 03/01/27†	74,212	72,032
McAfee LLC Term B USD Loan
(Floating, ICE LIBOR USD 1M + 3.75%), 3.90%, 09/30/24†	326,667	324,898
Nexstar Broadcasting, Inc. Term B-4 Loan
(Floating, ICE LIBOR USD 1M + 2.75%), 2.91%, 09/18/26†	115,275	112,994
Option Care Health, Inc. Term B Loan
(Floating, ICE LIBOR USD 1M + 4.50%), 4.65%, 08/06/26†	585,575	581,672
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Party City Holdings, Inc. 2018 Replacement Term Loan
(Floating, ICE LIBOR USD 3M + 2.50%, 0.75% Floor), 3.25%, 08/19/22†	$108,166	$88,847
Petco Animal Supplies, Inc. Term Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 01/26/23†	853,518	788,437
Prime Security Services Borrower LLC 2019 Refinancing Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 09/23/26†	450,820	447,439
Radnet Management, Inc. Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 06/30/23†	564,706	558,706
Reynolds Consumer Products LLC Initial Term Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 02/04/27†	78,986	78,087
Reynolds Group Holdings, Inc. Tranche B-1 U.S. Term Loan
(Floating, ICE PRIME USD 3M + 1.75%), 2.90%, 02/05/23†	38,947	38,565
(Floating, ICE PRIME USD 3M + 1.75%), 5.00%, 02/05/23†	41,319	40,914
Sedgwick Claims Management Services, Inc. Initial Term Loan
(Floating, ICE LIBOR USD 1M + 3.25%), 3.40%, 12/31/25†	257,380	248,856
Trans Union LLC 2019 Replacement Term B-5 Loan
(Floating, ICE LIBOR USD 1M + 1.75%), 1.90%, 11/16/26†	84,715	82,749
UFC Holdings LLC Term B-1 Loan
(Floating, ICE LIBOR USD 3M + 3.25%, 1.00% Floor), 4.25%, 04/29/26†	118,763	117,019
Univision Communications, Inc. 2020 Replacement Repriced First-Lien Term Loan
(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 03/15/26†	541,000	528,105
Virgin Media Bristol LLC N Facility
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 01/31/28†	370,000	359,954
Whatabrands LLC 2020 Refinancing Term Loan
0.00%, 07/31/26† Σ	359,095	352,362
(Floating, ICE LIBOR USD 1M + 2.75%), 2.91%, 07/31/26†	99,749	97,878
Total Loan Agreements (Cost $10,653,935)		10,429,218
	Par	Value
MORTGAGE-BACKED SECURITIES — 7.7%
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.10%), 2.25%, 10/25/39 144A †	$583,641	$582,283
Credit Suisse Commercial Mortgage Trust Series, Series 2006-C5, Class AJ
5.37%, 12/15/39	92,328	41,115
Credit Suisse Commercial Mortgage Trust Series, Series 2007-C5, Class AM
5.87%, 09/15/40	13,553	35,069
Credit Suisse Commercial Mortgage Trust Series, Series 2019-RIO
8.74%, 12/15/21	1,120,000	1,031,373
CSMC, Series 2014-USA, Class F
4.37%, 09/15/37 144A	1,610,000	1,039,274
Fannie Mae Connecticut Avenue Securities, Series 2017-C02
(Floating, ICE LIBOR USD 1M + 3.65%), 3.80%, 09/25/29†	1,287,976	1,306,942
Fannie Mae Connecticut Avenue Securities, Series 2017-C04
(Floating, ICE LIBOR USD 1M + 2.85%), 3.00%, 11/25/29†	1,479,749	1,475,319
Fannie Mae Connecticut Avenue Securities, Series 2017-C06
(Floating, ICE LIBOR USD 1M + 2.65%, 2.65% Floor), 2.80%, 02/25/30†	1,239,776	1,229,311
(Floating, ICE LIBOR USD 1M + 2.80%, 2.80% Floor), 2.95%, 02/25/30†	1,063,535	1,065,538
Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M2
(Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor), 2.40%, 07/25/30†	544,039	539,092
Fannie Mae Connecticut Avenue Securities, Series 2018-C05
(Floating, ICE LIBOR USD 1M + 2.35%, 2.35% Floor), 2.50%, 01/25/31†	1,348,618	1,328,619
Federal Home Loan Mortgage Corporation
3.00%, 07/01/50	169,461	177,751
Federal National Mortgage Association
3.00%, 12/01/47	569,120	598,102
4.00%, 10/01/48	323,378	344,532
3.00%, 08/01/49	345,346	361,718
3.50%, 08/01/49	431,633	455,036
4.00%, 08/01/49	456,838	487,383
3.50%, 09/01/49	717,163	755,679
3.00%, 10/01/49	382,809	400,957

See Notes to Schedules of Investments.

	Par	Value
3.50%, 10/01/49	$460,171	$484,941
4.00%, 10/01/49	497,469	530,731
3.00%, 11/01/49	411,480	430,986
3.00%, 03/01/50	327,198	344,186
3.00%, 05/01/50	359,646	377,240
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA1
(Floating, ICE LIBOR USD 1M + 4.95%, 4.95% Floor), 5.10%, 07/25/29†	760,000	769,478
FHLMC Structured Agency Credit Risk Debt Notes, Series 2017-DNA3
(Floating, ICE LIBOR USD 1M + 2.50%), 2.65%, 03/25/30†	1,650,000	1,672,318
Government National Mortgage Association
4.50%, 08/20/48	242,197	261,017
5.00%, 01/20/49	179,124	194,841
3.00%, 11/20/49	324,884	340,212
2.00%, 10/01/50 TBA	1,010,000	1,049,374
2.50%, 10/01/50 TBA	1,605,000	1,685,689
3.00%, 10/01/50 TBA	860,000	900,531
GS Mortgage Securities Corporation II, Series 2018-SRP5, Class C
(Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor), 3.90%, 09/15/31 144A †	1,590,000	1,538,188
Impac Secured Assets Trust, Series 2006-2, Class 2M3
(Floating, ICE LIBOR USD 1M + 1.10%, 1.10% Floor, 11.50% Cap), 1.25%, 08/25/36†	373,301	352,802
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class AJ
6.71%, 02/15/51γ	2,619	2,463
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, ICE LIBOR USD 1M + 8.21%, 8.21% Floor), 8.36%, 06/15/35 144A †	1,500,000	1,166,592
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	440,000	442,403
Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M2
4.00%, 08/25/56 144A	570,000	559,984
Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,150,030
STACR Trust, Series 2018-DNA2, Class M2
(Floating, ICE LIBOR USD 1M + 2.15%), 2.30%, 12/25/30 144A †	1,650,000	1,612,741
Uniform Mortgage Backed Securities
2.00%, 10/01/35 TBA	2,300,000	2,391,461
2.00%, 10/01/50 TBA	3,750,000	3,877,441
2.50%, 10/01/50 TBA	9,190,000	9,640,525
	Par	Value
3.00%, 10/01/50 TBA	$1,500,000	$1,571,455
Total Mortgage-Backed Securities (Cost $47,666,300)		46,602,722
MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $69,579)	85,000	85,961

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Call Option — 0.0%
South African Rand vs. U.S. Dollar, Strike Price $1,020.00, Expires 10/09/20 (GSC) (Premiums paid $14,449)	1	$1,310,000	391

	Par
U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Bill
0.12%, 01/28/21Ω	$445,000	444,866
U.S. Treasury Bonds
3.50%, 02/15/39Δ	860,000	1,209,073
4.25%, 05/15/39	30,000	46,093
3.88%, 08/15/40	20,000	29,655
2.75%, 08/15/42	90,000	115,569
2.88%, 05/15/43Δ	2,045,000	2,675,675
3.00%, 05/15/45	250,000	335,498
3.00%, 11/15/45	920,000	1,238,873
2.50%, 05/15/46Δ	820,000	1,015,615
2.25%, 08/15/46	960,000	1,136,625
2.88%, 11/15/46	1,520,000	2,013,941
3.00%, 05/15/47	60,000	81,487
2.75%, 08/15/47	90,000	117,109
3.13%, 05/15/48	40,000	55,766
3.00%, 08/15/48	2,365,000	3,231,643
3.38%, 11/15/48	770,000	1,123,478
1.25%, 05/15/50Δ	8,045,000	7,650,292
1.38%, 08/15/50	8,755,000	8,594,264
		30,670,656
U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/22	15,714,650	15,995,811
2.13%, 02/15/40	2,145,798	3,297,076
1.38%, 02/15/44Δ	2,779,350	3,967,543
0.25%, 02/15/50	965,473	1,144,430
		24,404,860
U.S. Treasury Notes
1.50%, 09/30/21	2,500,000	2,534,236
1.50%, 10/31/21	1,000,000	1,014,844
1.50%, 11/30/21	3,630,000	3,687,711
1.88%, 01/31/22	710,000	726,585
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.00%, 02/15/22	$90,000	$92,324
1.75%, 03/31/22Δ	7,100,000	7,273,063
1.63%, 08/15/22Δ	12,590,000	12,945,077
2.88%, 10/31/23	2,975,000	3,223,110
2.75%, 02/15/24Δ	6,050,000	6,576,775
2.38%, 02/29/24	10,000	10,749
1.50%, 10/31/24	570,000	599,814
2.25%, 11/15/24	20,520,000	22,230,534
2.00%, 02/15/25	70,000	75,384
2.88%, 05/31/25	315,000	353,354
1.63%, 02/15/26	6,460,000	6,912,200
1.63%, 05/15/26	470,000	503,763
2.00%, 11/15/26	870,000	955,403
		69,714,926
Total U.S. Treasury Obligations (Cost $115,869,531)		125,235,308

	Shares
COMMON STOCKS — 0.6%
Communication Services — 0.2%
AT&T, Inc.	39,385	1,122,866
Consumer Discretionary — 0.1%
Ford Motor Co.	48,562	323,423
Energy — 0.0%
Berry CorporationΔ	2,492	7,900
Hercules Offshore, Inc.Ψ ††† Δ *	46,644	35,586
Montage Resources CorporationΔ *	7,129	31,296
Whiting Petroleum Corporation*	11,735	202,891
		277,673
Health Care — 0.1%
Bristol-Myers Squibb Co.	11,549	696,289
Information Technology — 0.2%
Corning, Inc.	42,221	1,368,383
Total Common Stocks (Cost $6,431,126)		3,788,634
	Shares	Value
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25%, CONV Δ	302	$449,376
Chesapeake Energy Corporation
4.50%, CONV	617	222
5.00%, CONV	2,119	953
5.75%, CONV	16	8
5.75%, CONV	392	510
5.75%, 144A CONV	27	108
El Paso Energy Capital Trust I
4.75%, CONV	5,674	265,373
Total Preferred Stocks (Cost $921,634)		716,550
MONEY MARKET FUNDS — 9.7%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø ∞	43,634,133	43,634,133
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø §	15,177,328	15,177,328
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	164,814	164,814
Total Money Market Funds (Cost $58,976,275)		58,976,275
TOTAL INVESTMENTS —103.8% (Cost $615,811,777)		629,912,384
Liabilities in Excess of Other Assets — (3.8)%		(23,322,690)
NET ASSETS — 100.0%		$606,589,694

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Euro-Bobl	12/2020	(52)	$(8,240,964)	$(16,065)
Euro-Bund	12/2020	(84)	(17,187,743)	(106,912)
10-Year Japanese E-Mini	12/2020	240	34,614,706	95,222
10-Year Commonwealth Treasury Bond	12/2020	62	6,634,164	64,234
10-Year Bond	12/2020	16	1,824,160	5,186
10-Year U.S. Treasury Note	12/2020	(120)	(16,743,750)	(21,279)
U.S. Treasury Long Bond	12/2020	2	352,563	(12,462)
Ultra 10-Year U.S. Treasury Note	12/2020	(213)	(34,063,358)	(107,807)
Ultra Long U.S. Treasury Bond	12/2020	(59)	(13,086,938)	17,975
Long GILT	12/2020	33	5,795,775	(2,236)
2-Year U.S. Treasury Note	12/2020	334	94,685,484	45,154
Total Futures Contracts outstanding at September 30, 2020			$54,584,099	$(38,990)

See Notes to Schedules of Investments.

Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/16/20	Euro	28,010,940	U.S. Dollars	31,698,908	CITI	$1,153,725
10/16/20	Japanese Yen	4,550,736,000	U.S. Dollars	42,371,449	GSC	785,642
10/22/20	British Pounds	6,562,196	U.S. Dollars	8,238,333	SC	230,207
10/22/20	U.S. Dollars	2,989,394	Brazilian Reals	16,080,936	SC	127,592
10/22/20	U.S. Dollars	1,665,762	Turkish Lira	11,970,755	RBC	124,699
10/22/20	Japanese Yen	950,855,161	U.S. Dollars	8,894,737	RBC	123,349
10/22/20	Euro	4,572,406	U.S. Dollars	5,255,956	SS	107,477
10/22/20	Canadian Dollars	9,108,277	U.S. Dollars	6,741,645	SC	99,201
10/16/20	British Pounds	1,866,249	U.S. Dollars	2,329,249	CITI	79,075
10/22/20	Chinese Offshore Yuan	14,748,521	U.S. Dollars	2,100,121	RBC	68,674
10/22/20	U.S. Dollars	1,456,336	Mexican Pesos	30,809,808	SC	66,704
10/22/20	Euro	6,147,999	U.S. Dollars	7,146,375	SC	65,229
10/22/20	Japanese Yen	531,410,926	U.S. Dollars	4,977,145	SC	62,857
10/22/20	U.S. Dollars	850,438	Russian Rubles	61,444,124	SC	61,109
10/16/20	Indian Rupees	189,201,535	U.S. Dollars	2,503,991	CITI	60,411
10/16/20	U.S. Dollars	4,076,675	Indonesian Rupiahs	59,878,206,000	CITI	55,435
10/22/20	British Pounds	1,403,975	U.S. Dollars	1,761,762	CITI	50,073
10/22/20	Euro	2,015,510	U.S. Dollars	2,315,481	CITI	48,712
10/22/20	Canadian Dollars	3,631,200	U.S. Dollars	2,680,709	RBC	46,535
10/22/20	Swedish Kronor	41,107,920	U.S. Dollars	4,548,393	CITI	42,727
10/22/20	Mexican Pesos	47,232,317	U.S. Dollars	2,087,934	CITI	42,410
10/22/20	Japanese Yen	295,771,209	U.S. Dollars	2,763,441	CITI	41,707
10/22/20	U.S. Dollars	2,365,547	Swiss Franc	2,141,659	SC	38,846
10/22/20	U.S. Dollars	5,620,001	Euro	4,758,977	CITI	37,720
10/22/20	U.S. Dollars	1,403,010	British Pounds	1,062,540	SC	31,798
01/19/21	Japanese Yen	4,550,736,000	U.S. Dollars	43,192,870	GSC	31,472
10/22/20	U.S. Dollars	2,919,017	Euro	2,462,767	SC	30,190
10/22/20	Mexican Pesos	30,174,015	U.S. Dollars	1,331,091	SC	29,864
10/22/20	U.S. Dollars	709,803	Norwegian Kroner	6,351,313	CITI	28,861
10/22/20	Australian Dollars	1,860,922	U.S. Dollars	1,304,544	SS	28,410
10/22/20	Polish Zloty	8,009,569	U.S. Dollars	2,045,436	RBC	26,781
10/22/20	U.S. Dollars	1,134,901	Australian Dollars	1,550,238	SC	24,486
10/22/20	South Korean Won	888,781,256	U.S. Dollars	739,087	SC	22,543
10/22/20	U.S. Dollars	2,603,105	Norwegian Kroner	24,080,673	SS	21,348
10/16/20	South African Rand	14,380,000	U.S. Dollars	838,215	GSC	18,608
10/16/20	Mexican Pesos	32,410,393	U.S. Dollars	1,444,378	CITI	18,522
10/22/20	British Pounds	918,083	U.S. Dollars	1,167,202	SS	17,588
10/22/20	Norwegian Kroner	6,788,982	U.S. Dollars	710,607	CITI	17,259
10/22/20	U.S. Dollars	750,639	New Zealand Dollars	1,108,798	CITI	17,121
10/22/20	U.S. Dollars	772,069	Swedish Kronor	6,764,765	CITI	16,549
10/22/20	Australian Dollars	1,578,651	U.S. Dollars	1,114,806	SC	15,960
10/22/20	U.S. Dollars	1,515,589	Japanese Yen	158,151,089	RBC	15,655
10/22/20	U.S. Dollars	1,814,966	British Pounds	1,395,374	CITI	14,231
10/22/20	Swiss Francs	1,863,048	U.S. Dollars	2,012,426	CITI	11,591
10/22/20	U.S. Dollars	756,262	Australian Dollars	1,040,019	SS	11,310
10/22/20	U.S. Dollars	750,412	Chilean Pesos	580,293,801	CITI	11,104
10/22/20	Swedish Kronor	11,079,243	U.S. Dollars	1,227,195	SS	10,185
10/22/20	U.S. Dollars	835,959	British Pounds	640,649	SS	9,200
10/22/20	U.S. Dollars	726,393	Canadian Dollars	955,106	RBC	9,052
10/22/20	Australian Dollars	478,765	U.S. Dollars	333,922	CITI	9,011
10/16/20	Euro	806,096	Polish Zloty	3,620,000	CITI	8,883
10/22/20	U.S. Dollars	698,693	Euro	588,329	SS	8,583
10/22/20	Japanese Yen	60,464,000	U.S. Dollars	565,797	SS	7,654
10/22/20	Swedish Kronor	8,506,184	U.S. Dollars	942,526	RBC	7,484
10/22/20	Mexican Pesos	9,379,338	U.S. Dollars	415,680	RBC	7,361
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/20	U.S. Dollars	855,013	Australian Dollars	1,183,728	CITI	$7,124
10/22/20	Turkish Lira	5,026,641	U.S. Dollars	640,745	SS	6,363
10/22/20	British Pounds	200,000	U.S. Dollars	252,517	RBC	5,583
10/22/20	Polish Zloty	2,825,132	U.S. Dollars	725,373	SC	5,539
10/22/20	U.S. Dollars	128,320	Norwegian Kroner	1,150,237	SC	5,000
10/22/20	U.S. Dollars	108,993	Mexican Pesos	2,307,655	CITI	4,910
10/22/20	U.S. Dollars	758,169	Japanese Yen	79,431,483	SS	4,826
10/16/20	Australian Dollars	187,959	U.S. Dollars	129,927	CITI	4,704
10/22/20	New Zealand Dollars	1,530,732	U.S. Dollars	1,008,222	SC	4,423
10/22/20	Canadian Dollars	1,113,528	U.S. Dollars	831,983	CITI	4,342
10/22/20	U.S. Dollars	680,668	Euro	576,711	RBC	4,186
10/22/20	U.S. Dollars	102,307	British Pounds	76,354	RBC	3,772
10/22/20	U.S. Dollars	717,477	South Korean Won	833,457,073	CITI	3,257
10/22/20	Canadian Dollars	444,673	U.S. Dollars	330,742	SS	3,233
10/22/20	U.S. Dollars	121,867	Polish Zloty	458,617	CITI	3,215
10/22/20	New Zealand Dollars	554,440	U.S. Dollars	363,873	SS	2,912
10/22/20	Czech Republic Koruna	17,125,482	U.S. Dollars	739,219	SC	2,874
10/22/20	Swedish Kronor	3,618,560	U.S. Dollars	401,779	SC	2,358
10/22/20	Euro	423,018	British Pounds	382,762	SS	2,244
10/22/20	U.S. Dollars	2,176,525	Japanese Yen	229,276,042	CITI	2,028
10/22/20	U.S. Dollars	101,587	Polish Zloty	385,015	SC	1,977
10/16/20	Canadian Dollars	118,964	U.S. Dollars	87,565	GSC	1,783
10/22/20	Norwegian Kroner	1,064,223	U.S. Dollars	112,322	SC	1,776
10/22/20	U.S. Dollars	118,051	Swiss Francs	107,511	CITI	1,251
10/22/20	U.S. Dollars	140,692	Swiss Francs	128,668	SS	907
10/22/20	U.S. Dollars	393,795	Japanese Yen	41,446,062	SC	713
10/22/20	Brazilian Reals	581,483	U.S. Dollars	103,034	SC	448
10/22/20	South African Rand	6,016,816	U.S. Dollars	357,960	SS	283
10/22/20	U.S. Dollars	700,951	Chilean Pesos	550,106,716	SC	102
10/22/20	South Korean Won	2,657,504	U.S. Dollars	2,209	CITI	69
Subtotal Appreciation						$4,250,982
10/22/20	South African Rand	1,403	U.S. Dollars	84	RBC	$—
10/22/20	U.S. Dollars	9	Czech Republic Koruna	207	RBC	—
10/22/20	New Zealand Dollars	1,547,642	U.S. Dollars	1,023,860	CITI	(28)
10/22/20	Japanese Yen	77,395,162	U.S. Dollars	734,142	SC	(112)
10/22/20	Japanese Yen	68,481,582	U.S. Dollars	649,619	CITI	(127)
10/22/20	Chilean Pesos	580,284,121	U.S. Dollars	739,734	RBC	(438)
10/22/20	U.S. Dollars	37,647	Australian Dollars	53,822	CITI	(905)
10/22/20	Australian Dollars	166,500	U.S. Dollars	120,485	SS	(1,223)
10/22/20	Swiss Francs	110,967	U.S. Dollars	122,311	SC	(1,757)
10/22/20	Swiss Francs	118,605	U.S. Dollars	130,757	RBC	(1,904)
10/22/20	Canadian Dollars	995,297	U.S. Dollars	749,629	CITI	(2,103)
10/16/20	U.S. Dollars	935,967	Euro	800,000	CITI	(2,313)
10/22/20	Norwegian Kroner	30,388,831	U.S. Dollars	3,260,386	CITI	(2,314)
10/22/20	U.S. Dollars	350,923	Canadian Dollars	470,495	SC	(2,446)
10/22/20	Swiss Francs	744,156	U.S. Dollars	810,973	SS	(2,521)
10/22/20	U.S. Dollars	339,026	New Zealand Dollars	516,418	RBC	(2,606)
10/22/20	Polish Zloty	388,709	U.S. Dollars	103,291	CITI	(2,725)
10/22/20	Euro	150,842	U.S. Dollars	180,276	RBC	(3,338)
10/22/20	U.S. Dollars	176,169	Australian Dollars	251,304	SS	(3,837)
10/22/20	U.S. Dollars	122,513	Chinese Offshore Yuan	860,444	CITI	(4,016)
10/22/20	U.S. Dollars	229,071	Mexican Pesos	5,170,512	SS	(4,138)
10/22/20	Mexican Pesos	14,833,803	U.S. Dollars	673,868	SC	(4,811)
10/22/20	Canadian Dollars	938,308	U.S. Dollars	709,540	SS	(4,816)
10/22/20	Brazilian Reals	613,414	U.S. Dollars	114,341	RBC	(5,176)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/20	U.S. Dollars	1,096,701	Swedish Kronor	9,872,077	RBC	$(5,858)
10/22/20	U.S. Dollars	3,019,605	Japanese Yen	319,134,155	SC	(7,121)
10/22/20	Australian Dollars	337,739	U.S. Dollars	249,222	RBC	(7,304)
10/22/20	Euro	1,434,730	U.S. Dollars	1,691,655	CITI	(8,716)
10/22/20	U.S. Dollars	349,444	South African Rand	6,020,718	SS	(9,032)
10/22/20	Chilean Pesos	550,108,412	U.S. Dollars	711,562	SC	(10,710)
10/22/20	U.S. Dollars	717,064	Norwegian Kroner	6,789,021	SC	(10,806)
10/22/20	Euro	781,659	U.S. Dollars	927,799	SS	(10,914)
10/22/20	Brazilian Reals	1,708,867	U.S. Dollars	317,863	SS	(13,750)
10/22/20	Polish Zloty	2,767,551	U.S. Dollars	731,292	RBC	(15,278)
10/22/20	U.S. Dollars	857,006	British Pounds	676,127	SS	(15,538)
10/16/20	British Pounds	1,750,000	Euro	1,940,511	CITI	(17,620)
01/19/21	U.S. Dollars	1,429,011	Mexican Pesos	32,410,393	CITI	(17,827)
10/22/20	U.S. Dollars	1,215,197	Mexican Pesos	27,339,289	CITI	(17,902)
01/19/21	U.S. Dollars	829,201	South African Rand	14,380,000	GSC	(18,104)
10/22/20	U.S. Dollars	1,273,053	Swiss Francs	1,189,524	SS	(19,247)
10/22/20	U.S. Dollars	1,395,842	Czech Republic Koruna	32,680,454	SC	(20,289)
10/16/20	Euro	1,665,000	U.S. Dollars	1,973,344	CITI	(20,549)
10/22/20	Euro	1,808,466	U.S. Dollars	2,142,427	SC	(21,096)
10/22/20	U.S. Dollars	1,595,157	Polish Zloty	6,247,759	SC	(21,249)
10/22/20	U.S. Dollars	739,257	South Korean Won	888,704,795	RBC	(22,307)
10/22/20	U.S. Dollars	1,397,409	Canadian Dollars	1,891,142	RBC	(22,948)
10/22/20	U.S. Dollars	1,937,683	Canadian Dollars	2,610,653	SS	(23,071)
10/22/20	British Pounds	634,780	U.S. Dollars	843,287	SC	(24,101)
10/22/20	Swedish Kronor	7,115,088	U.S. Dollars	819,632	SC	(24,987)
10/22/20	U.S. Dollars	1,932,807	Japanese Yen	206,513,487	SS	(25,805)
10/16/20	U.S. Dollars	1,435,867	Mexican Pesos	32,410,393	CITI	(27,033)
10/22/20	Norwegian Kroner	6,976,643	U.S. Dollars	775,232	SC	(27,246)
10/22/20	Canadian Dollars	2,772,666	U.S. Dollars	2,111,172	SC	(28,737)
10/22/20	Brazilian Reals	2,652,295	U.S. Dollars	502,614	SC	(30,605)
10/22/20	U.S. Dollars	2,704,114	New Zealand Dollars	4,135,467	SC	(31,674)
10/22/20	U.S. Dollars	1,265,892	British Pounds	1,005,806	SC	(32,105)
10/22/20	U.S. Dollars	1,820,164	Swiss Francs	1,706,400	CITI	(33,671)
10/16/20	U.S. Dollars	43,123,289	Japanese Yen	4,550,736,000	GSC	(33,802)
10/22/20	U.S. Dollars	1,034,283	Chinese Offshore Yuan	7,275,666	SC	(35,616)
10/16/20	U.S. Dollars	819,331	South African Rand	14,380,000	CITI	(37,492)
10/22/20	Norwegian Kroner	40,728,334	U.S. Dollars	4,404,417	RBC	(37,818)
10/22/20	U.S. Dollars	3,207,412	New Zealand Dollars	4,906,303	CITI	(38,317)
10/22/20	U.S. Dollars	3,095,878	Swedish Kronor	28,064,600	SC	(38,504)
10/22/20	U.S. Dollars	2,937,108	Japanese Yen	314,366,746	CITI	(44,405)
10/22/20	U.S. Dollars	1,869,369	Swiss Francs	1,762,686	SC	(45,615)
10/22/20	U.S. Dollars	2,096,612	British Pounds	1,660,568	RBC	(46,358)
10/22/20	U.S. Dollars	2,171,890	Euro	1,893,372	SS	(49,035)
10/22/20	U.S. Dollars	3,048,298	Australian Dollars	4,344,728	RBC	(63,773)
10/16/20	Brazilian Reals	8,682,000	U.S. Dollars	1,615,767	GSC	(70,452)
10/16/20	U.S. Dollars	2,186,765	British Pounds	1,750,000	CITI	(71,544)
10/22/20	U.S. Dollars	8,255,480	Canadian Dollars	11,161,801	CITI	(127,682)
10/22/20	U.S. Dollars	6,091,577	Swiss Francs	5,730,736	RBC	(134,300)
10/22/20	Russian Rubles	130,946,120	U.S. Dollars	1,818,441	CITI	(136,270)
10/22/20	U.S. Dollars	6,951,530	Euro	6,067,761	RBC	(165,954)
10/22/20	U.S. Dollars	9,277,098	Euro	8,063,793	SC	(181,730)
10/22/20	U.S. Dollars	8,862,264	Australian Dollars	12,669,619	SC	(212,817)
10/22/20	Brazilian Reals	22,156,065	U.S. Dollars	4,162,968	CITI	(220,020)
10/22/20	U.S. Dollars	10,381,520	British Pounds	8,230,030	CITI	(239,367)
See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/20	U.S. Dollars	75,351,464	Euro	65,813,655	CITI	$(1,847,960)
Subtotal Depreciation						$(4,575,685)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$(324,703)
Swap Agreements outstanding at September 30, 2020:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.EM.33 Index (Pay Quarterly)	(-1.00%)	6/20/2025	USD	24,508,100	$956,059	$2,411,127	$(1,455,068)
Markit ITRAXX.XO.33 Index (Pay Quarterly)	(5.00%)	6/20/2025	EUR	18,804,929	(1,424,978)	(611,297)	(813,681)
					$(468,919)	$1,799,830	$(2,268,749)

See Notes to Schedules of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$2,638,575	$—	$2,638,575	$—
Common Stocks:
Energy	277,673	242,087	—	35,586
Other^^	3,510,961	3,510,961	—	—
Total Common Stocks	3,788,634	3,753,048	—	35,586
Corporate Bonds	142,987,354	—	142,987,354	—
Foreign Bonds	238,451,396	—	238,451,396	—
Loan Agreements	10,429,218	—	10,429,218	—
Money Market Funds	58,976,275	58,976,275	—	—
Mortgage-Backed Securities	46,602,722	—	46,602,722	—
Municipal Bond	85,961	—	85,961	—
Preferred Stocks:
Energy	267,174	267,058	116	—
Financials	449,376	449,376	—	—
Total Preferred Stocks	716,550	716,434	116	—
Purchased Option:
Call Option	391	391	—	—
U.S. Treasury Obligations	125,235,308	—	125,235,308	—
Total Assets - Investments in Securities	$629,912,384	$63,446,148	$566,430,650	$35,586
Other Financial Instruments***
Forward Foreign Currency Contracts	$4,250,982	$—	$4,250,982	$—
Futures Contracts	227,771	227,771	—	—
Total Assets - Other Financial Instruments	$4,478,753	$227,771	$4,250,982	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(4,575,685)	$—	$(4,575,685)	$—
Futures Contracts	(266,761)	(266,761)	—	—
Swap Agreements	(2,268,749)	—	(2,268,749)	—
Total Liabilities - Other Financial Instruments	$(7,111,195)	$(266,761)	$(6,844,434)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 40.4%
Communication Services — 2.7%
Activision Blizzard, Inc.	3,154	$255,316
Alphabet, Inc. Class A*	2,741	4,017,210
Alphabet, Inc. Class C*	500	734,800
AT&T, Inc.	29,500	841,045
CenturyLink, Inc.	1,651	16,659
Charter Communications, Inc. Class A*	858	535,684
Comcast Corporation Class A	7,843	362,817
Discovery, Inc. Class C*	631	12,368
Electronic Arts, Inc.*	520	67,813
Facebook, Inc. Class A*	16,705	4,375,039
Fox Corporation Class A	620	17,255
Interpublic Group of Cos., Inc. (The)	1,178	19,637
Netflix, Inc.*	4,409	2,204,632
Omnicom Group, Inc.	595	29,452
Take-Two Interactive Software, Inc.*	254	41,966
T-Mobile US, Inc.*	32,477	3,714,070
Twitter, Inc.*	1,198	53,311
Verizon Communications, Inc.	247,677	14,734,305
ViacomCBS, Inc. Class B	1,128	31,595
Walt Disney Co. (The)	10,543	1,308,175
		33,373,149
Consumer Discretionary — 1.8%
Advance Auto Parts, Inc.	122	18,727
Amazon.com, Inc.*	1,779	5,601,591
AutoZone, Inc.*	38	44,750
Best Buy Co., Inc.	2,007	223,359
Booking Holdings, Inc.*	618	1,057,200
BorgWarner, Inc.	232	8,988
CarMax, Inc.*	194	17,831
Carnival Corporation	785	11,916
Chipotle Mexican Grill, Inc.*	41	50,992
D.R. Horton, Inc.	708	53,546
Darden Restaurants, Inc.	223	22,465
Dollar General Corporation	446	93,491
Dollar Tree, Inc.*	447	40,829
eBay, Inc.	1,311	68,303
Expedia Group, Inc.	208	19,072
Ford Motor Co.	5,961	39,700
General Motors Co.	1,694	50,125
Genuine Parts Co.	300	28,551
Hanesbrands, Inc.	827	13,025
Hasbro, Inc.	196	16,213
Hilton Worldwide Holdings, Inc.	512	43,684
Home Depot, Inc. (The)	14,502	4,027,350
Leggett & Platt, Inc.	362	14,904
Lennar Corporation Class A	374	30,548
LKQ Corporation*	551	15,279
Lowe’s Cos., Inc.	7,364	1,221,393
Lululemon Athletica, Inc.Δ*	5,326	1,754,225
Marriott International, Inc. Class A	579	53,604
McDonald’s Corporation	1,444	316,944
Newell Brands, Inc.	1,034	17,743
NIKE, Inc. Class B	18,086	2,270,516
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.*	381	$6,519
NVR, Inc.*	4	16,332
O’Reilly Automotive, Inc.*	106	48,874
PulteGroup, Inc.	555	25,691
Ralph Lauren Corporation	137	9,312
Ross Stores, Inc.	601	56,085
Royal Caribbean Cruises, Ltd.	441	28,546
Starbucks Corporation	2,041	175,363
Target Corporation	25,728	4,050,102
Tiffany & Co.	255	29,542
TJX Cos., Inc. (The)	2,117	117,811
Tractor Supply Co.	240	34,402
Ulta Beauty, Inc.*	77	17,246
VF Corporation	646	45,382
Whirlpool Corporation	122	22,435
Yum! Brands, Inc.	520	47,476
		21,977,982
Consumer Staples — 6.4%
Archer-Daniels-Midland Co.	503	23,384
Campbell Soup Co.	310	14,995
Casey’s General Stores, Inc.	8,888	1,578,953
Church & Dwight Co., Inc.	5,382	504,347
Clorox Co. (The)	12,451	2,616,827
Coca-Cola Co. (The)	83,809	4,137,650
Colgate-Palmolive Co.	99,035	7,640,550
Conagra Brands, Inc.	599	21,390
Costco Wholesale Corporation	11,315	4,016,825
Estee Lauder Cos., Inc. (The) Class A	12,639	2,758,462
General Mills, Inc.	9,287	572,822
Hershey Co. (The)	30,870	4,424,906
Hormel Foods CorporationΔ	73,522	3,594,491
Ingredion, Inc.	9,811	742,496
J.M. Smucker Co. (The)	250	28,880
Kellogg Co.	581	37,527
Kimberly-Clark Corporation	49,357	7,288,055
Kraft Heinz Co. (The)	1,212	36,299
Kroger Co. (The)	58,749	1,992,179
Lamb Weston Holdings, Inc.	251	16,634
McCormick & Co., Inc. (Non-Voting Shares)	9,412	1,826,869
Mondelez International, Inc. Class A	78,164	4,490,522
Monster Beverage Corporation*	23,508	1,885,342
PepsiCo, Inc.	66,975	9,282,735
Procter & Gamble Co. (The)	60,187	8,365,391
Sprouts Farmers Market, Inc.*	9,702	203,063
Sysco Corporation	942	58,611
Tyson Foods, Inc. Class A	450	26,766
Walgreens Boots Alliance, Inc.	1,543	55,425
Walmart, Inc.	81,374	11,385,036
		79,627,432
Energy — 0.4%
Apache Corporation	581	5,502
Baker Hughes Co.	1,062	14,114
Cabot Oil & Gas Corporation	765	13,280

See Notes to Schedules of Investments.

	Shares	Value
Chevron Corporation	48,366	$3,482,352
Concho Resources, Inc.	317	13,986
ConocoPhillips	15,669	514,570
Devon Energy Corporation	701	6,632
Diamondback Energy, Inc.	209	6,295
EOG Resources, Inc.	1,122	40,325
Exxon Mobil Corporation	7,775	266,916
Halliburton Co.	1,147	13,821
Hess Corporation	364	14,899
Kinder Morgan, Inc.	3,804	46,903
Marathon Oil Corporation	1,211	4,953
Marathon Petroleum Corporation	1,299	38,113
Noble Energy, Inc.	607	5,190
Occidental Petroleum Corporation	1,733	17,347
ONEOK, Inc.	621	16,134
Phillips 66	752	38,984
Pioneer Natural Resources Co.	180	15,478
Valero Energy Corporation	667	28,894
Williams Cos., Inc. (The)	2,719	53,428
		4,658,116
Financials — 4.9%
Aflac, Inc.	44,218	1,607,324
Allstate Corporation (The)	27,491	2,588,003
American Express Co.	4,735	474,684
American International Group, Inc.	1,388	38,212
Ameriprise Financial, Inc.	24,471	3,771,226
Arthur J. Gallagher & Co.	390	41,176
Assurant, Inc.	75	9,098
Bank of America Corporation	13,985	336,899
Bank of New York Mellon Corporation (The)	133,930	4,599,156
Berkshire Hathaway, Inc. Class B*	3,137	667,993
BlackRock, Inc.	7,797	4,393,999
Capital One Financial Corporation	592	42,541
Capitol Federal Financial, Inc.	334,100	3,095,436
Cboe Global Markets, Inc.	177	15,530
Charles Schwab Corporation (The)	38,252	1,385,870
Cincinnati Financial Corporation	358	27,913
Citigroup, Inc.	3,771	162,568
Citizens Financial Group, Inc.	836	21,134
CME Group, Inc.	16,196	2,709,753
Comerica, Inc.	302	11,552
Commerce Bancshares, Inc.Δ	13,418	755,299
Discover Financial Services	702	40,562
E*TRADE Financial Corporation	326	16,316
Erie Indemnity Co. Class A	861	181,051
Everest Re Group, Ltd.	3,554	702,057
Fifth Third Bancorp	1,381	29,443
First Republic Bank	165	17,995
Franklin Resources, Inc.	699	14,225
Goldman Sachs Group, Inc. (The)	545	109,529
Hartford Financial Services Group, Inc. (The)	633	23,332
Huntington Bancshares, Inc.	1,877	17,212
Intercontinental Exchange, Inc.	14,483	1,449,024
Invesco, Ltd.	1,559	17,788
JPMorgan Chase & Co.	32,717	3,149,666
	Shares	Value
KeyCorp	1,880	$22,428
Lincoln National Corporation	388	12,156
M&T Bank Corporation	1,103	101,575
Markel Corporation*	1,365	1,329,101
MarketAxess Holdings, Inc.	74	35,638
Marsh & McLennan Cos., Inc.	77,467	8,885,465
MetLife, Inc.	1,466	54,491
Moody’s Corporation	198	57,390
Morgan Stanley	1,975	95,491
MSCI, Inc.	128	45,668
Nasdaq, Inc.	149	18,284
Northern Trust Corporation	48,395	3,773,358
People’s United Financial, Inc.	674	6,949
PNC Financial Services Group, Inc. (The)	24,074	2,645,973
Principal Financial Group, Inc.	556	22,390
Progressive Corporation (The)	39,465	3,736,152
Prudential Financial, Inc.	758	48,148
Raymond James Financial, Inc.	240	17,462
Regions Financial Corporation	1,185	13,663
RenaissanceRe Holdings, Ltd.	2,135	362,395
S&P Global, Inc.	991	357,355
SEI Investments Co.	5,739	291,082
State Street Corporation	604	35,835
SVB Financial Group*	73	17,565
Synchrony Financial	757	19,811
T. Rowe Price Group, Inc.	22,345	2,865,076
TFS Financial Corporation	6,505	95,558
Travelers Cos., Inc. (The)	17,942	1,941,145
Truist Financial Corporation	2,408	91,624
U.S. Bancorp	2,902	104,037
Unum Group	295	4,965
Wells Fargo & Co.	38,409	902,996
Zions Bancorp NA	159	4,646
		60,539,438
Health Care — 5.8%
Abbott Laboratories	34,779	3,784,999
ABIOMED, Inc.*	2,308	639,455
Agilent Technologies, Inc.	6,618	668,021
Alexion Pharmaceuticals, Inc.*	526	60,190
Align Technology, Inc.*	2,851	933,303
Amgen, Inc.	14,918	3,791,559
Anthem, Inc.	1,697	455,797
Baxter International, Inc.	1,831	147,249
Becton, Dickinson and Co.	16,784	3,905,301
Biogen, Inc.*	8,412	2,386,316
Bio-Rad Laboratories, Inc. Class A*	99	51,031
Boston Scientific Corporation*	2,122	81,082
Bristol-Myers Squibb Co.	20,710	1,248,606
Cardinal Health, Inc.	670	31,457
Centene Corporation*	1,047	61,072
Cerner Corporation	17,327	1,252,569
Chemed Corporation	2,596	1,246,989
Cigna Corporation	643	108,931
CVS Health Corporation	2,552	149,037
Danaher Corporation	11,254	2,423,324
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
DaVita, Inc.*	199	$17,044
DENTSPLY SIRONA, Inc.	352	15,393
DexCom, Inc.*	33	13,604
Edwards Lifesciences Corporation*	16,185	1,291,887
Eli Lilly and Co.	27,510	4,072,030
Gilead Sciences, Inc.	2,481	156,774
HCA Healthcare, Inc.	518	64,584
Henry Schein, Inc.*	18,021	1,059,274
Hologic, Inc.*	508	33,767
Humana, Inc.	232	96,022
IDEXX Laboratories, Inc.*	111	43,635
Illumina, Inc.*	2,675	826,789
Incyte Corporation*	414	37,152
Intuitive Surgical, Inc.*	5,199	3,688,898
IQVIA Holdings, Inc.*	930	146,596
Johnson & Johnson	140,148	20,865,234
Laboratory Corporation of America Holdings*	195	36,713
McKesson Corporation	281	41,849
Mettler-Toledo International, Inc.*	2,059	1,988,479
PerkinElmer, Inc.	318	39,912
Quest Diagnostics, Inc.	7,521	861,079
Regeneron Pharmaceuticals, Inc.*	3,105	1,738,117
ResMed, Inc.	252	43,200
Stryker Corporation	8,775	1,828,447
Teleflex, Inc.	72	24,510
UnitedHealth Group, Inc.	13,018	4,058,622
Universal Health Services, Inc. Class B	174	18,621
Varian Medical Systems, Inc.*	130	22,360
Vertex Pharmaceuticals, Inc.*	687	186,946
Waters Corporation*	639	125,040
West Pharmaceutical Services, Inc.	3,639	1,000,361
Zimmer Biomet Holdings, Inc.	334	45,471
Zoetis, Inc.	19,780	3,271,019
		71,185,717
Industrials — 5.7%
3M Co.	15,887	2,544,780
A.O. Smith Corporation	278	14,678
Alaska Air Group, Inc.	219	8,022
American Airlines Group, Inc.	534	6,563
AMETEK, Inc.	278	27,633
Boeing Co. (The)	924	152,700
C.H. Robinson Worldwide, Inc.	11,401	1,165,068
Carrier Global Corporation	1,485	45,352
Caterpillar, Inc.	11,231	1,675,104
Cintas Corporation	4,629	1,540,670
Copart, Inc.*	6,132	644,841
CoStar Group, Inc.*	830	704,263
CSX Corporation	1,343	104,311
Cummins, Inc.	1,096	231,431
Deere & Co.	531	117,686
Delta Air Lines, Inc.	1,297	39,662
Dover Corporation	192	20,801
Emerson Electric Co.	194,644	12,762,807
Equifax, Inc.	203	31,851
Expeditors International of Washington, Inc.	24,038	2,175,920
	Shares	Value
Fastenal Co.	1,061	$47,840
FedEx Corporation	5,053	1,270,931
Flowserve Corporation	291	7,941
Fortive CorporationΔ	3,752	285,940
Fortune Brands Home & Security, Inc.	191	16,525
General Dynamics Corporation	433	59,940
General Electric Co.	15,358	95,680
Honeywell International, Inc.	15,533	2,556,887
Hubbell, Inc.	50,789	6,949,967
Huntington Ingalls Industries, Inc.	90	12,668
IDEX Corporation	1,433	261,394
IHS Markit, Ltd.	500	39,255
Illinois ToolWorks, Inc.	18,976	3,666,353
Ingersoll Rand, Inc.*	380	13,528
J.B. Hunt Transport Services, Inc.	166	20,979
Jacobs Engineering Group, Inc.	178	16,513
Kansas City Southern	154	27,848
L3Harris Technologies, Inc.	371	63,011
Landstar System, Inc.	10,051	1,261,300
Lockheed Martin Corporation	1,179	451,887
Masco Corporation	401	22,107
Norfolk Southern Corporation	28,354	6,067,472
Northrop Grumman Corporation	281	88,653
Old Dominion Freight Line, Inc.	11,409	2,064,116
Otis Worldwide Corporation	742	46,316
PACCAR, Inc.	31,613	2,695,957
Parker-Hannifin Corporation	215	43,503
Raytheon Technologies Corporation	28,430	1,635,862
Republic Services, Inc.	52,128	4,866,149
Robert Half International, Inc.	5,478	290,005
Rockwell Automation, Inc.	3,263	720,079
Rollins, Inc.	37,238	2,017,927
Roper Technologies, Inc.	128	50,574
Snap-on, Inc.	112	16,479
Southwest Airlines Co.	955	35,813
Stanley Black & Decker, Inc.	256	41,523
Textron, Inc.	272	9,816
TransDigm Group, Inc.	70	33,258
Union Pacific Corporation	7,123	1,402,305
United Airlines Holdings, Inc.*	286	9,939
United Parcel Service, Inc. Class B	17,923	2,986,510
United Rentals, Inc.*	123	21,464
Verisk Analytics, Inc.	1,169	216,627
W.W. Grainger, Inc.	55	19,622
Waste Management, Inc.	29,980	3,392,837
Westinghouse Air Brake Technologies Corporation	214	13,242
Xylem, Inc.	293	24,647
		69,973,332
Information Technology — 7.2%
Adobe, Inc.*	7,858	3,853,799
Advanced Micro Devices, Inc.*	2,002	164,144
Akamai Technologies, Inc.*	15,782	1,744,542
Amphenol Corporation Class A	6,566	710,901
Analog Devices, Inc.	634	74,013
ANSYS, Inc.*	1,329	434,889
Apple, Inc.	56,488	6,541,875

See Notes to Schedules of Investments.

	Shares	Value
Applied Materials, Inc.	7,568	$449,918
Arista Networks, Inc.*	84	17,382
Autodesk, Inc.*	1,085	250,646
Automatic Data Processing, Inc.	48,053	6,702,913
Broadcom, Inc.	1,644	598,942
Broadridge Financial Solutions, Inc.	168	22,176
Cadence Design Systems, Inc.*	408	43,505
CDW Corporation	267	31,915
Cisco Systems, Inc.	158,010	6,224,014
Citrix Systems, Inc.	233	32,086
Cognex Corporation	16,412	1,068,421
Cognizant Technology Solutions Corporation Class A	12,370	858,725
Corning, Inc.	1,462	47,383
DocuSign, Inc.*	3,181	684,679
DXC Technology Co.	631	11,263
F5 Networks, Inc.*	4,816	591,260
Fidelity National Information Services, Inc.	926	136,317
Fiserv, Inc.*	988	101,813
FleetCor Technologies, Inc.*	152	36,191
FLIR Systems, Inc.	145	5,198
Fortinet, Inc.*	272	32,044
Gartner, Inc.*	125	15,619
Global Payments, Inc.	519	92,164
Hewlett Packard Enterprise Co.	2,988	27,998
HP, Inc.	2,404	45,652
Intel Corporation	63,070	3,265,765
International Business Machines Corporation	8,121	988,082
Intuit, Inc.	11,126	3,629,413
Jack Henry & Associates, Inc.	7,048	1,145,934
Juniper Networks, Inc.	751	16,147
Keysight Technologies, Inc.*	264	26,078
KLA Corporation	325	62,966
Lam Research Corporation	260	86,255
Leidos Holdings, Inc.	268	23,892
Mastercard, Inc. Class A	11,918	4,030,310
Maxim Integrated Products, Inc.	543	36,712
Microchip Technology, Inc.	397	40,796
Micron Technology, Inc.*	1,913	89,835
Microsoft Corporation	63,821	13,423,471
Motorola Solutions, Inc.	293	45,945
National Instruments Corporation	4,818	172,003
NetApp, Inc.	760	33,318
NortonLifeLock, Inc.	1,116	23,257
NVIDIA Corporation	5,725	3,098,485
Oracle Corporation	19,407	1,158,598
Paychex, Inc.	16,138	1,287,328
Paycom Software, Inc.*	108	33,620
PayPal Holdings, Inc.*	3,961	780,436
Qorvo, Inc.*	113	14,578
QUALCOMM, Inc.	1,972	232,065
salesforce.com, Inc.*	14,713	3,697,671
ServiceNow, Inc.*	324	157,140
Skyworks Solutions, Inc.	3,766	547,953
Synopsys, Inc.*	220	47,076
	Shares	Value
Texas Instruments, Inc.	92,654	$13,230,065
VeriSign, Inc.*	180	36,873
Visa, Inc. Class AΔ	20,278	4,054,992
Western Digital Corporation	357	13,048
Western Union Co. (The)	1,340	28,716
Workday, Inc. Class A*	3,610	776,619
Xilinx, Inc.	6,280	654,627
Zebra Technologies Corporation Class A*	42	10,603
		88,653,059
Materials — 1.0%
Air Products and Chemicals, Inc.	4,747	1,413,941
Albemarle Corporation	215	19,195
Ball Corporation	503	41,809
Celanese Corporation	213	22,887
CF Industries Holdings, Inc.	450	13,819
Corteva, Inc.	1,360	39,182
Dow, Inc.	1,521	71,563
DuPont de Nemours, Inc.	1,360	75,453
Eastman Chemical Co.	225	17,577
Ecolab, Inc.	16,549	3,307,152
FMC Corporation	156	16,522
Freeport-McMoRan, Inc.	1,705	26,666
International Flavors & Fragrances, Inc.	140	17,143
International Paper Co.	998	40,459
Martin Marietta Materials, Inc.	4,999	1,176,565
Newmont Corporation	19,167	1,216,146
Nucor Corporation	652	29,249
Packaging Corporation of America	27,067	2,951,656
PPG Industries, Inc.	6,306	769,836
Royal Gold, Inc.	1,162	139,638
Sealed Air Corporation	385	14,942
Sherwin-Williams Co. (The)	1,986	1,383,726
Vulcan Materials Co.	148	20,060
		12,825,186
Real Estate — 0.1%
Alexandria Real Estate Equities, Inc. REIT	172	27,520
American Tower Corporation REIT	766	185,165
Apartment Investment and Management Co. Class A REIT	480	16,186
AvalonBay Communities, Inc. REIT	239	35,692
Boston Properties, Inc. REIT	257	20,637
CBRE Group, Inc. Class A*	366	17,191
Crown Castle International Corporation REIT	714	118,881
Digital Realty Trust, Inc. REIT	362	53,127
Equinix, Inc. REIT	151	114,780
Equity Residential REIT	647	33,211
Essex Property Trust, Inc. REIT	71	14,256
Extra Space Storage, Inc. REIT	205	21,933
Federal Realty Investment Trust REIT	105	7,711
Healthpeak Properties, Inc. REIT	1,300	35,295
Host Hotels & Resorts, Inc. REIT	1,318	14,221
Iron Mountain, Inc. REIT	1,187	31,800
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Kimco Realty Corporation REIT	1,153	$12,983
Mid-America Apartment Communities, Inc. REIT	202	23,422
Prologis, Inc. REIT	1,241	124,869
Public Storage REIT	316	70,380
Realty Income Corporation REIT	702	42,646
Regency Centers Corporation REIT	353	13,421
SBA Communications Corporation REIT	150	47,772
Simon Property Group, Inc. REIT	737	47,669
SL Green Realty Corporation REIT	174	8,068
UDR, Inc. REIT	300	9,783
Ventas, Inc. REIT	882	37,009
Vornado Realty Trust REIT	299	10,079
Welltower, Inc. REIT	697	38,398
Weyerhaeuser Co. REIT	1,607	45,832
		1,279,937
Utilities — 4.4%
AES Corporation (The)	1,420	25,716
Alliant Energy Corporation	300	15,495
Ameren Corporation	30,573	2,417,713
American Electric Power Co., Inc.	12,026	982,885
American Water Works Co., Inc.	12,926	1,872,719
Atmos Energy Corporation	83,166	7,949,838
CenterPoint Energy, Inc.	792	15,325
CMS Energy Corporation	355	21,801
Consolidated Edison, Inc.	18,667	1,452,293
Dominion Energy, Inc.	26,559	2,096,302
DTE Energy Co.	13,361	1,537,049
Duke Energy Corporation	40,623	3,597,573
Edison International	661	33,605
Entergy Corporation	334	32,909
Evergy, Inc.	111,533	5,668,107
Eversource Energy	45,321	3,786,569
Exelon Corporation	6,281	224,609
FirstEnergy Corporation	986	28,308
IDACORP, Inc.	4,963	396,544
NextEra Energy, Inc.	14,221	3,947,181
NiSource, Inc.	539	11,858
NRG Energy, Inc.	488	15,001
ONE Gas, Inc.	96,402	6,652,702
Pinnacle West Capital Corporation	19,630	1,463,416
PPL Corporation	5,186	141,111
Public Service Enterprise Group, Inc.	25,776	1,415,360
Sempra Energy	13,622	1,612,300
Southern Co. (The)	2,193	118,904
Spire, Inc.	107,040	5,694,528
WEC Energy Group, Inc.	11,514	1,115,707
Xcel Energy, Inc.	10,724	740,063
		55,083,491
Total Common Stocks (Cost $380,731,930)		499,176,839
FOREIGN COMMON STOCKS — 5.5%
Curacao — 0.0%
Schlumberger NV	2,511	39,071
	Shares	Value
France — 0.2%
TOTAL SEΔ	69,723	$2,394,467
Ireland — 2.1%
Accenture PLC Class A	16,542	3,738,326
Allegion PLC	156	15,430
Aon PLC Class A	5,570	1,149,091
Eaton Corporation PLC	837	85,399
Johnson Controls International PLC	1,787	72,999
Linde PLC	13,313	3,170,225
Medtronic PLC	159,452	16,570,252
nVent Electric PLC	53,100	939,339
Pentair PLC	294	13,456
Seagate Technology PLC	674	33,208
Trane Technologies PLC	431	52,259
Willis Towers Watson PLC	205	42,808
		25,882,792
Jersey — 0.1%
Amcor PLC	5,182	57,261
Aptiv PLC	496	45,473
Janus Henderson Group PLCΔ	22,700	493,044
		595,778
Netherlands — 0.9%
Akzo Nobel NV	26,300	2,658,155
Koninklijke Ahold Delhaize NV	137,153	4,053,960
LyondellBasell Industries NV Class A	522	36,796
Mylan NV*	3,199	47,441
QIAGEN NVΔ*	1,624	84,870
Unilever NV	70,100	4,256,989
		11,138,211
Switzerland — 1.9%
ABB, Ltd.	60,500	1,538,143
Chubb, Ltd.	67,783	7,870,962
Garmin, Ltd.	2,465	233,830
Nestle SA	50,900	6,057,713
Roche Holding AG	24,000	8,220,973
TE Connectivity, Ltd.	617	60,306
		23,981,927
United Kingdom — 0.3%
GlaxoSmithKline PLC ADR	87,300	3,285,972
Nielsen Holdings PLC	758	10,748
TechnipFMC PLC	1,083	6,834
		3,303,554
Total Foreign Common Stocks (Cost $60,894,031)		67,335,800
PREFERRED STOCKS — 1.1%
Becton Dickinson and Co.
6.00% 06/01/23 CONV*	74,571	3,926,163
Stanley Black & Decker, Inc.
(Step to 10.00% on 05/15/23), 5.00% CONV STEP*	4,635	5,520,948

See Notes to Schedules of Investments.

	Shares	Value
Wells Fargo & Co.
7.50% 02/27/20 CONV	2,989	$4,011,387
Total Preferred Stocks (Cost $12,792,688)		13,458,498
FOREIGN PREFERRED STOCK — 0.1%
Jersey — 0.1%
Aptiv PLC
5.50% 06/15/23 CONVΔ* (Cost $548,187)	5,440	617,005
MUTUAL FUNDS — 1.0%
iShares Russell 1000 Value ETFΔ (Cost $12,630,748)	109,461	12,930,628

	Par
CORPORATE BONDS — 27.8%
Akamai Technologies, Inc.
0.13%, 05/01/25 CONV	$2,869,000	3,703,511
0.38%, 09/01/27 CONV	2,330,000	2,707,269
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 144A CONV	2,547,000	2,219,104
Altair Engineering, Inc.
0.25%, 06/01/24 CONV	625,000	694,279
Alteryx, Inc.
0.50%, 08/01/24 CONV	2,446,000	2,461,966
1.00%, 08/01/26 CONV	706,000	708,010
American Eagle Outfitters, Inc.
3.75%, 04/15/25 144A CONV	1,041,000	1,934,041
Ares Capital Corporation
3.75%, 02/01/22 CONV	2,830,000	2,866,880
4.63%, 03/01/24 CONV	505,000	526,160
Atlassian, Inc.
0.63%, 05/01/23 CONV	359,000	808,199
Bank of America Corporation
(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 01/28/25ρΔ^	2,160,000	2,097,900
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 03/15/28ρ^	3,011,000	3,253,315
Bank of New York Mellon Corporation (The)
(Variable, ICE LIBOR USD 3M + 3.42%), 3.65%, 12/20/20†ρ	798,000	782,115
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.36%), 4.70%, 09/20/25ρ^	268,000	285,018
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/24 CONVΔ	5,471,000	5,754,687
Blackline, Inc.
0.13%, 08/01/24 CONV	2,241,000	3,093,659
Blackstone Mortgage Trust, Inc. REIT
4.75%, 03/15/23 CONV	5,718,000	5,444,324
	Par	Value
BofA Finance LLC
0.25%, 05/01/23 CONV	$1,496,000	$1,471,338
Booking Holdings, Inc.
0.75%, 05/01/25 144A CONVΔ	3,658,000	4,715,122
Burlington Stores, Inc.
2.25%, 04/15/25 144A CONV	3,021,000	3,614,700
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ^	974,000	1,057,813
(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/01/27ρΔ^	1,119,000	1,148,516
Chegg, Inc.
(0.23)%, 09/01/26 144AΩ CONV	3,455,000	3,460,182
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23ρ^	2,231,000	2,298,094
Coherus Biosciences, Inc.
1.50%, 04/15/26 144A CONV	1,260,000	1,482,887
CONMED Corporation
2.63%, 02/01/24 CONV	2,136,000	2,402,024
Coupa Software, Inc.
0.38%, 06/15/26 144A CONV	1,797,000	2,126,076
Datadog, Inc.
0.13%, 06/15/25 144A CONV	2,296,000	3,042,200
DexCom, Inc.
0.75%, 12/01/23 CONV	2,000	5,058
0.25%, 11/15/25 144A CONV	3,231,000	3,422,841
DISH Network Corporation
3.38%, 08/15/26 CONV	6,478,000	5,962,977
DocuSign, Inc.
0.50%, 09/15/23 CONV	229,000	692,519
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.99%), 4.65%, 12/15/24ρ^	2,196,000	2,228,149
Duke Energy Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%), 4.88%, 09/16/24ρ^	2,800,000	2,965,588
Enphase Energy, Inc.
0.25%, 03/01/25 144A CONV	2,521,000	3,230,055
Envestnet, Inc.
1.75%, 06/01/23 CONV	1,357,000	1,744,012
0.75%, 08/15/25 144A CONV	1,075,000	1,084,967
Envista Holdings Corporation
2.38%, 06/01/25 144A CONV	1,117,000	1,552,898
EQT Corporation
1.75%, 05/01/26 144A CONVΔ	1,689,000	1,933,394
Etsy, Inc.
0.13%, 10/01/26 144A CONVρ	1,033,000	1,627,214
0.13%, 09/01/27 144A CONVΔ	2,739,000	2,798,763
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Euronet Worldwide, Inc.
0.75%, 03/15/49 CONV	$3,380,000	$3,251,137
Exact Sciences Corporation
1.00%, 01/15/25 CONV	1,304,000	2,024,332
0.38%, 03/15/27 CONV	2,352,000	2,764,516
FireEye, Inc.
0.88%, 06/01/24 CONV	2,643,000	2,462,848
Five9, Inc.
0.50%, 06/01/25 144A CONV	2,107,000	2,556,816
Fortive Corporation
0.88%, 02/15/22 CONV	2,705,000	2,723,656
FTI Consulting, Inc.
2.00%, 08/15/23 CONV	1,617,000	1,988,983
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV	1,416,000	1,300,584
Guess?, Inc.
2.00%, 04/15/24 CONVΔ	1,844,000	1,493,954
Herbalife Nutrition, Ltd.
2.63%, 03/15/24 CONV	2,089,000	2,092,917
HubSpot, Inc.
0.38%, 06/01/25 144A CONV	1,211,000	1,541,170
IH Merger Sub LLC REIT
3.50%, 01/15/22 CONV	1,587,000	2,057,426
II-VI, Inc.
0.25%, 09/01/22 CONV	2,004,000	2,262,015
Illumina, Inc.
0.50%, 06/15/21 CONV	620,000	798,579
(0.53)%, 08/15/23Ω CONV	2,981,000	3,183,199
Inphi Corporation
0.75%, 04/15/25 144A CONV	1,086,000	1,305,324
Insight Enterprises, Inc.
0.75%, 02/15/25 CONV	2,749,000	2,896,218
Insulet Corporation
1.38%, 11/15/24 CONVΔ	650,000	1,666,664
0.38%, 09/01/26 144A CONV	3,103,000	3,967,002
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 144A CONV	1,738,000	1,635,353
InterDigital, Inc.
2.00%, 06/01/24 CONV	1,042,000	1,078,689
Ionis Pharmaceuticals, Inc.
0.13%, 12/15/24 144A CONV	1,179,000	1,091,585
Ironwood Pharmaceuticals, Inc.
0.75%, 06/15/24 CONV	1,001,000	1,001,500
1.50%, 06/15/26 CONV	746,000	727,048
J2 Global, Inc.
1.75%, 11/01/26 144A CONV	3,387,000	3,011,797
3.25%, 06/15/29 CONV	983,000	1,129,647
Jazz Investments I, Ltd.
1.50%, 08/15/24 CONV	282,000	286,081
	Par	Value
2.00%, 06/15/26 144A CONV	$3,996,000	$4,686,461
JPMorgan Chase & Co.
(Variable, ICE LIBOR USD 3M + 3.47%), 3.74%, 01/30/21†ρ	2,121,000	2,038,289
(Variable, U.S. SOFR + 3.38%), 5.00%, 08/01/24ρ^	5,266,000	5,261,459
(Variable, U.S. SOFR + 3.13%), 4.60%, 02/01/25ρ^	2,505,000	2,458,031
K12, Inc.
1.13%, 09/01/27 144A CONV	2,117,000	1,776,011
KBR, Inc.
2.50%, 11/01/23 CONVΔ	2,298,000	2,602,485
LendingTree, Inc.
0.50%, 07/15/25 144A CONV	920,000	899,909
Liberty Broadband Corporation
2.75%, 09/30/50 144A CONVΔ	2,431,000	2,621,174
Liberty Interactive LLC
1.75%, 09/30/46 144A CONV	402,000	743,015
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV	1,231,000	1,466,487
Liberty Media Corporation
1.38%, 10/15/23 CONV	636,000	695,305
2.13%, 03/31/48 144A CONV	4,651,000	4,578,444
Live Nation Entertainment, Inc.
2.50%, 03/15/23 CONV	3,017,000	3,375,619
2.00%, 02/15/25 144A CONV	3,329,000	3,039,914
Lumentum Holdings, Inc.
0.50%, 12/15/26 144A CONV	3,347,000	3,570,606
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 CONV	4,331,000	4,278,876
Match Group Financeco 3, Inc.
2.00%, 01/15/30 144A CONV	2,375,000	3,615,803
Medallia, Inc.
0.13%, 09/15/25 144A CONV	1,199,000	1,208,937
Meritor, Inc.
3.25%, 10/15/37 CONVΔ	2,514,000	2,614,560
Microchip Technology, Inc.
1.63%, 02/15/27 CONV	5,696,000	8,789,891
National Vision Holdings, Inc.
2.50%, 05/15/25 144A CONV	1,331,000	1,896,675
NCL Corporation, Ltd.
5.38%, 08/01/25 144A CONV	1,469,000	1,727,066
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV	838,000	1,160,630
New Relic, Inc.
0.50%, 05/01/23 CONV	2,051,000	1,965,091

See Notes to Schedules of Investments.

	Par	Value
NortonLifeLock, Inc.
2.00%, 08/15/22 144A CONV	$1,645,000	$1,978,634
Nuance Communications, Inc.
1.00%, 12/15/35 CONV	1,647,000	2,398,444
NuVasive, Inc.
1.00%, 06/01/23 144A CONV	4,071,000	3,901,989
Okta, Inc.
0.38%, 06/15/26 144A CONV	4,105,000	4,708,351
ON Semiconductor Corporation
1.63%, 10/15/23 CONV	4,114,000	5,443,336
Palo Alto Networks, Inc.
0.75%, 07/01/23 CONV	3,707,000	4,188,137
Pandora Media LLC
1.75%, 12/01/23 CONV	1,378,000	1,520,249
Parsons Corporation
0.25%, 08/15/25 144A CONV	1,822,000	1,840,591
Pegasystems, Inc.
0.75%, 03/01/25 144A CONV	3,041,000	3,478,596
Pioneer Natural Resources Co.
0.25%, 05/15/25 144A CONV	2,270,000	2,510,604
Plains All American Pipeline LP
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22ρ^	972,000	617,852
Progressive Corporation (The)
(Variable, ICE LIBOR USD 3M + 2.54%), 5.38%, 03/15/23ρΔ^	669,000	669,328
Proofpoint, Inc.
0.25%, 08/15/24 CONV	2,448,000	2,449,530
Pure Storage, Inc.
0.13%, 04/15/23 CONV	3,012,000	2,932,008
Q2 Holdings, Inc.
0.75%, 06/01/26 CONV	1,073,000	1,319,640
Rapid7, Inc.
2.25%, 05/01/25 144A CONV	2,507,000	3,165,087
RealPage, Inc.
1.50%, 05/15/25 CONV	1,720,000	1,778,050
Repligen Corporation
0.38%, 07/15/24 CONV	473,000	675,196
RH
1.15%, 06/15/23Ω CONV	1,277,000	2,595,135
RingCentral, Inc.
0.00%, 03/01/25 144AΩ CONV	4,154,000	4,444,780
0.00%, 03/15/26 144AΩ CONV	1,298,000	1,280,964
Sabre GLBL, Inc.
4.00%, 04/15/25 144A CONV	652,000	769,270
Sailpoint Technologies Holdings, Inc.
0.13%, 09/15/24 144A CONV	2,459,000	3,778,658
Silicon Laboratories, Inc.
0.63%, 06/15/25 144A CONV	4,183,000	4,495,674
	Par	Value
Slack Technologies, Inc.
0.50%, 04/15/25 144A CONV	$1,793,000	$2,088,742
Snap, Inc.
0.75%, 08/01/26 CONV	2,266,000	3,145,491
SolarEdge Technologies, Inc.
(0.11)%, 09/15/25 144AΩ CONV	2,017,000	2,320,594
Southwest Airlines Co.
1.25%, 05/01/25 CONV	2,436,000	3,191,160
Splunk, Inc.
0.50%, 09/15/23 CONV	348,000	485,439
1.13%, 06/15/27 144A CONV	3,389,000	3,663,293
Square, Inc.
0.50%, 05/15/23 CONV	577,000	1,251,404
0.13%, 03/01/25 144A CONV	2,160,000	3,293,053
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	1,735,000	1,671,915
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/23 CONV	1,007,000	932,562
Tabula Rasa HealthCare, Inc.
1.75%, 02/15/26 144A CONV	891,000	831,038
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 144A CONV	1,209,000	1,568,662
Teladoc Health, Inc.
1.25%, 06/01/27 144A CONV	2,627,000	3,298,327
Twitter, Inc.
0.25%, 06/15/24 CONV	3,088,000	3,452,726
U.S. Bancorp
(Variable, ICE LIBOR USD 3M + 2.91%), 5.30%, 04/15/27ρ^	3,536,000	3,825,448
Varonis Systems, Inc.
1.25%, 08/15/25 144A CONV	2,065,000	2,947,396
Vonage Holdings Corporation
1.75%, 06/01/24 CONV	755,000	731,144
Wayfair, Inc.
0.63%, 10/01/25 144A CONV	3,136,000	3,205,578
Western Digital Corporation
1.50%, 02/01/24 CONV	1,385,000	1,321,838
Winnebago Industries, Inc.
1.50%, 04/01/25 144A CONV	1,392,000	1,512,137
Workday, Inc.
0.25%, 10/01/22 CONV	1,755,000	2,704,354
Workiva, Inc.
1.13%, 08/15/26 CONV	1,373,000	1,374,460
Zendesk, Inc.
0.63%, 06/15/25 144A CONV	3,416,000	4,069,371
Zillow Group, Inc.
2.75%, 05/15/25 CONV	3,115,000	5,397,618
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Zscaler, Inc.
0.13%, 07/01/25 144A CONV	$2,273,000	$2,693,734
Zynga, Inc.
0.25%, 06/01/24 CONV	3,546,000	4,505,636
Total Corporate Bonds (Cost $310,532,754)		343,200,825
FOREIGN BONDS — 1.6%
Canada — 0.0%
Shopify, Inc.
0.13%, 11/01/25 CONV	473,000	530,263
France — 0.6%
Cie Generale des Etablissements Michelin SCA
0.63%, 01/10/22Ω CONV	1,400,000	1,384,929
TOTAL SA
0.50%, 12/02/22 CONV	3,000,000	2,964,750
Vinci SA
0.38%, 02/16/22 CONVΔ	3,200,000	3,464,016
		7,813,695
Israel — 0.7%
CyberArk Software, Ltd.
0.02%, 11/15/24 144AΩ CONV	3,464,000	3,398,393
Nice, Ltd.
0.00%, 09/15/25 144AΩ CONV	3,184,000	3,225,710
Wix.com, Ltd.
(0.18)%, 08/15/25 144AΩ CONV	1,838,000	1,854,031
		8,478,134
Netherlands — 0.3%
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,200,000	3,433,045
Total Foreign Bonds (Cost $19,302,069)		20,255,137

	Shares
EQUITY-LINKED SECURITIES — 0.9%
Berkshire Hathaway, Inc., Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 02/16/21 144A	7,000	1,483,033
Berkshire Hathaway, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 02/22/2021 144A†††	3,600	739,080
Berkshire Hathaway, Inc., Issued by UBS AG, Maturity Date 01/11/2021 144A†††	5,900	1,099,878
Cerner Corporation, Issued by Citigroup Global Markets Holdings, Inc., Maturity Date 12/18/20 144A†††	16,400	1,128,156
Cerner Corporation, Issued by Merrill Lynch International & Co. CV, Maturity Date 12/03/20 144A†††	8,700	624,921
	Shares	Value
Charles Schwab Corporation (The), Issued by Credit Suisse AG, Maturity Date 02/22/21 144AΩ	34,500	$1,214,572
Charles Schwab Corporation (The), Issued by UBS AG, Maturity Date 10/20/20 144AΩ†††	27,900	1,015,560
Emerson Electric Co., Issued by Credit Suisse AG, Maturity Date 11/02/20 144AΩ†††	19,600	1,116,279
Martin Marietta Materials, Inc., Issued by Goldman Sachs International, Maturity Date 3/02/2021 144A†††	3,000	632,025
Martin Marietta Materials, Inc., Issued by Goldman Sachs International, Maturity Date 3/04/2021 144A	2,300	485,767
Martin Marietta Minerals, Inc., Issued by Credit Suisse AG, Maturity Date 10/08/20 144AΩ†††	2,800	568,949
Martin Marietta Minerals, Inc., Issued by Merrill Lynch International & Co. CV, Maturity Date 02/22/2021 144A†††	3,800	834,024
Martin Marietta Minerals, Inc., Issued by Morgan Stanley BV, Maturity Date 11/10/20 144AΩ†††	2,800	534,842
Total Equity-Linked Securities (Cost $10,117,350)		11,477,086
MONEY MARKET FUNDS — 4.4%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	39,739,474	39,739,474
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	10,655,362	10,655,362
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	3,418,627	3,418,627
Total Money Market Funds (Cost $53,813,463)		53,813,463

	Par
U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bills
1.58%, 10/08/20Ω	$37,970,000	37,969,603
0.17%, 12/17/20Ω	3,300,000	3,299,418
0.35%, 12/31/20Ω	825,000	824,818
0.19%, 02/25/21Ω	825,000	824,693
0.27%, 03/25/21Ω	15,000,000	14,992,891
0.16%, 04/22/21Ω	28,225,000	28,209,084
0.17%, 05/20/21Ω	9,065,000	9,059,619
0.14%, 06/17/21Ω	45,100,000	45,067,553
0.13%, 08/12/21Ω	36,900,000	36,868,519
U.S. Treasury Notes
1.38%, 10/31/20	30,957,300	30,989,714

See Notes to Schedules of Investments.

	Par	Value
2.00%, 11/30/20	$13,314,000	$13,355,448
Total U.S. Treasury Obligations (Cost $221,333,890)		221,461,360
TOTAL INVESTMENTS — 100.7% (Cost $1,082,697,110)		1,243,726,641

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
S&P 500®, Strike Price $3,350.00, Expires 10/02/20 (MSCS)	(12)	$(4,035,600)	(32,940)
S&P 500®, Strike Price $3,360.00, Expires 10/05/20 (MSCS)	(12)	(4,035,600)	(34,020)
S&P 500®, Strike Price $3,380.00, Expires 10/09/20 (MSCS)	(12)	(4,035,600)	(39,684)
S&P 500®, Strike Price $3,425.00, Expires 10/05/20 (MSCS)	(12)	(4,035,600)	(8,400)
S&P 500®, Strike Price $3,425.00, Expires 10/21/20 (MSCS)	(12)	(4,035,600)	(41,880)
S&P 500®, Strike Price $3,460.00, Expires 10/07/20 (MSCS)	(12)	(4,035,600)	(13,200)
S&P 500®, Strike Price $3,460.00, Expires 10/16/20 (MSCS)	(12)	(4,035,600)	(22,080)
S&P 500®, Strike Price $3,470.00, Expires 10/14/20 (MSCS)	(12)	(4,035,600)	(20,040)
S&P 500®, Strike Price $3,500.00, Expires 10/26/20 (MSCS)	(12)	(4,035,600)	(21,780)
			(234,024)
	Number of Contracts	Notional Amount	Value
Put Options — (0.1)%
S&P 500®, Strike Price $1.00, Expires 10/26/20 (MSCS)	(59)	$(19,841,700)	$(174,050)
S&P 500®, Strike Price $3,050.00, Expires 10/21/20 (MSCS)	(61)	(20,514,300)	(72,895)
S&P 500®, Strike Price $3,110.00, Expires 10/16/20 (MSCS)	(58)	(19,505,400)	(73,660)
S&P 500®, Strike Price $3,125.00, Expires 10/09/20 (MSCS)	(58)	(19,505,400)	(31,030)
S&P 500®, Strike Price $3,170.00, Expires 10/07/20 (MSCS)	(55)	(18,496,500)	(28,050)
S&P 500®, Strike Price $3,200.00, Expires 10/12/20 (MSCS)	(56)	(18,832,800)	(81,200)
S&P 500®, Strike Price $3,210.00, Expires 10/14/20 (MSCS)	(57)	(19,169,100)	(119,985)
S&P 500®, Strike Price $3,245.00, Expires 10/05/20 (MSCS)	(56)	(18,832,800)	(42,840)
S&P 500®, Strike Price $3,280.00, Expires 10/07/20 (MSCS)	(57)	(19,169,100)	(113,715)
			(737,425)
Total Written Options (Premiums received $(1,429,915))			(971,449)
Liabilities in Excess of Other Assets — (0.6)%			(7,685,967)
NET ASSETS — 100.0%			$1,235,069,225
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2020	(155)	$(25,978,000)	$(168,902)
See Notes to Schedules of Investments.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/20	U.S. Dollars	13,287,601	Swiss Francs	12,144,203	MSCS	$61,866
12/31/20	Swiss Francs	301,005	U.S. Dollars	324,808	MSCS	3,004
12/31/20	British Pounds	73,307	U.S. Dollars	93,248	JPM	1,412
Subtotal Appreciation						$66,282
12/31/20	U.S. Dollars	10,760,402	Euro	9,168,444	CS	$(13,903)
12/31/20	U.S. Dollars	2,702,263	British Pounds	2,121,735	JPM	(37,492)
Subtotal Depreciation						$(51,395)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$14,887
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$499,176,839	$499,176,839	$—	$—
Corporate Bonds	343,200,825	—	343,200,825	—
Equity-Linked Securities	11,477,086	—	3,183,372	8,293,714
Foreign Bonds	20,255,137	—	20,255,137	—
Foreign Common Stocks:
France	2,394,467	—	2,394,467	—
Netherlands	11,138,211	169,107	10,969,104	—
Switzerland	23,981,927	8,165,098	15,816,829	—
Other^^	29,821,195	29,821,195	—	—
Total Foreign Common Stocks	67,335,800	38,155,400	29,180,400	—
Foreign Preferred Stock	617,005	617,005	—	—
Money Market Funds	53,813,463	53,813,463	—	—
Mutual Funds	12,930,628	12,930,628	—	—
Preferred Stocks	13,458,498	13,458,498	—	—
U.S. Treasury Obligations	221,461,360	—	221,461,360	—
Total Assets - Investments in Securities	$1,243,726,641	$618,151,833	$617,281,094	$8,293,714
Other Financial Instruments***
Forward Foreign Currency Contracts	$66,282	$—	$66,282	$—
Total Assets - Other Financial Instruments	$66,282	$ —	$66,282	$ —

See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options:
Call Options	$(234,024)	$(234,024)	$—	$—
Put Options	(737,425)	(737,425)	—	—
Total Written Options	(971,449)	(971,449)	—	—
Total Liabilities - Investments in Securities	$(971,449)	$(971,449)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(51,395)	$—	$(51,395)	$—
Futures Contracts	(168,902)	(168,902)	—	—
Total Liabilities - Other Financial Instruments	$(220,297)	$(168,902)	$(51,395)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended September 30, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.
See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.7%
Communication Services — 10.4%
Activision Blizzard, Inc.	58,450	$4,731,528
Alphabet, Inc. Class A*	22,635	33,173,856
Alphabet, Inc. Class C*	24,147	35,486,431
AT&T, Inc.	580,816	16,559,064
CenturyLink, Inc.Δ	121,774	1,228,700
Charter Communications, Inc. Class A*	13,277	8,289,362
Comcast Corporation Class A	365,905	16,926,765
Discovery, Inc. Class AΔ*	27,796	605,119
Discovery, Inc. Class C*	15,921	312,052
DISH Network Corporation Class A*	18,408	534,384
Electronic Arts, Inc.*	25,211	3,287,767
Facebook, Inc. Class A*	187,870	49,203,153
Fox Corporation Class AΔ	31,129	866,320
Fox Corporation Class B	9,099	254,499
Interpublic Group of Cos., Inc. (The)	47,139	785,807
Live Nation Entertainment, Inc.*	10,940	589,447
Netflix, Inc.*	34,494	17,248,035
News Corporation Class A	13,865	194,387
News Corporation Class BΔ	13,984	195,496
Omnicom Group, Inc.	24,095	1,192,703
Take-Two Interactive Software, Inc.*	10,102	1,669,053
T-Mobile US, Inc.Δ*	24,990	2,857,856
Twitter, Inc.*	52,713	2,345,729
Verizon Communications, Inc.	331,314	19,709,870
ViacomCBS, Inc. Class BΔ	34,540	967,465
Walt Disney Co. (The)	142,641	17,698,895
		236,913,743
Consumer Discretionary — 10.8%
Advance Auto Parts, Inc.	6,948	1,066,518
Amazon.com, Inc.*	32,591	102,620,259
AutoZone, Inc.*	2,011	2,368,234
Best Buy Co., Inc.	15,833	1,762,055
Booking Holdings, Inc.*	3,419	5,848,815
BorgWarner, Inc.Δ	6,279	243,248
CarMax, Inc.Δ*	16,274	1,495,743
Carnival CorporationΔ	37,542	569,888
Chipotle Mexican Grill, Inc.*	1,816	2,258,577
D.R. Horton, Inc.	20,166	1,525,155
Darden Restaurants, Inc.	9,727	979,898
Dollar General Corporation	23,558	4,938,228
Dollar Tree, Inc.*	18,243	1,666,316
Domino’s Pizza, Inc.	3,030	1,288,598
eBay, Inc.	59,500	3,099,950
Etsy, Inc.*	9,267	1,127,145
Expedia Group, Inc.	10,462	959,261
Ford Motor Co.	322,040	2,144,786
Gap, Inc. (The)	36,887	628,186
General Motors Co.	106,950	3,164,651
Genuine Parts Co.	12,313	1,171,828
Hanesbrands, Inc.Δ	14,216	223,902
Hasbro, Inc.	10,784	892,053
Hilton Worldwide Holdings, Inc.	25,822	2,203,133
Home Depot, Inc. (The)	82,780	22,988,834
L Brands, Inc.	18,529	589,408
	Shares	Value
Leggett & Platt, Inc.	4,991	$205,479
Lennar Corporation Class A	21,185	1,730,391
LKQ Corporation*	18,658	517,386
Lowe’s Cos., Inc.	58,190	9,651,393
Marriott International, Inc. Class A	24,143	2,235,159
McDonald’s Corporation	61,562	13,512,243
Mohawk Industries, Inc.*	2,387	232,947
Newell Brands, Inc.	39,118	671,265
NIKE, Inc. Class B	94,490	11,862,275
Norwegian Cruise Line Holdings, Ltd.Δ*	15,478	264,829
NVR, Inc.*	266	1,086,110
O’Reilly Automotive, Inc.*	5,716	2,635,533
PulteGroup, Inc.	11,415	528,400
PVH Corporation	2,959	176,475
Ralph Lauren Corporation	2,058	139,882
Ross Stores, Inc.	25,592	2,388,245
Royal Caribbean Cruises, Ltd.	15,182	982,731
Starbucks Corporation	94,517	8,120,901
Tapestry, Inc.	24,199	378,230
Target Corporation	41,380	6,514,040
Tiffany & Co.	9,641	1,116,910
TJX Cos., Inc. (The)	90,590	5,041,334
Tractor Supply Co.	7,490	1,073,617
Ulta Beauty, Inc.*	3,840	860,083
Under Armour, Inc. Class A*	20,379	228,856
Under Armour, Inc. Class CΔ*	9,410	92,594
VF Corporation	27,573	1,937,003
Whirlpool Corporation	2,806	515,995
Yum! Brands, Inc.	25,974	2,371,426
		244,896,401
Consumer Staples — 6.9%
Archer-Daniels-Midland Co.	58,262	2,708,600
Campbell Soup Co.	28,952	1,400,408
Church & Dwight Co., Inc.	27,416	2,569,153
Clorox Co. (The)	12,213	2,566,806
Coca-Cola Co. (The)	369,705	18,252,336
Colgate-Palmolive Co.	85,113	6,566,468
Conagra Brands, Inc.	41,499	1,481,929
Costco Wholesale Corporation	33,471	11,882,205
Estee Lauder Cos., Inc. (The) Class A	18,085	3,947,051
General Mills, Inc.	62,909	3,880,227
Hershey Co. (The)	15,496	2,221,197
Hormel Foods CorporationΔ	43,964	2,149,400
J.M. Smucker Co. (The)	15,075	1,741,464
Kellogg Co.	29,100	1,879,569
Kimberly-Clark Corporation	31,736	4,686,138
Kraft Heinz Co. (The)	75,933	2,274,193
Kroger Co. (The)	64,489	2,186,822
Lamb Weston Holdings, Inc.	17,029	1,128,512
McCormick & Co., Inc. (Non-Voting Shares)	12,700	2,465,070
Mondelez International, Inc. Class A	133,352	7,661,073
Monster Beverage Corporation*	46,680	3,743,736
PepsiCo, Inc.	130,365	18,068,589
Procter & Gamble Co. (The)	206,021	28,634,859
Sysco Corporation	37,870	2,356,272

See Notes to Schedules of Investments.

	Shares	Value
Tyson Foods, Inc. Class A	27,409	$1,630,287
Walgreens Boots Alliance, Inc.	61,239	2,199,705
Walmart, Inc.	111,926	15,659,567
		155,941,636
Energy — 1.9%
Apache Corporation	23,559	223,104
Archrock, Inc.	13	70
Baker Hughes Co.	33,215	441,427
Cabot Oil & Gas CorporationΔ	29,892	518,925
Chevron Corporation	148,265	10,675,080
Concho Resources, Inc.	15,869	700,140
ConocoPhillips	89,387	2,935,469
Devon Energy Corporation	38,557	364,749
Diamondback Energy, Inc.	10,890	328,007
EOG Resources, Inc.	40,407	1,452,228
Exterran Corporation*	6	25
Exxon Mobil Corporation	332,330	11,408,889
Halliburton Co.	74,621	899,183
Hess Corporation	18,891	773,209
HollyFrontier CorporationΔ	10,771	212,296
Kinder Morgan, Inc.	146,006	1,800,254
Marathon Oil CorporationΔ	69,854	285,703
Marathon Petroleum Corporation	50,234	1,473,866
National Oilwell Varco, Inc.	32,684	296,117
Noble Energy, Inc.	40,915	349,823
Occidental Petroleum Corporation	79,090	791,691
ONEOK, Inc.Δ	35,809	930,318
Phillips 66	31,961	1,656,858
Pioneer Natural Resources Co.	11,479	987,079
Valero Energy Corporation	31,110	1,347,685
Williams Cos., Inc. (The)	96,309	1,892,472
		42,744,667
Financials — 8.8%
Aflac, Inc.	66,659	2,423,055
Allstate Corporation (The)	28,840	2,714,998
American Express Co.	47,721	4,784,030
American International Group, Inc.	67,569	1,860,175
Ameriprise Financial, Inc.	10,894	1,678,874
Arthur J. Gallagher & Co.	15,093	1,593,519
Assurant, Inc.	2,341	283,987
Bank of America Corporation	627,929	15,126,810
Bank of New York Mellon Corporation (The)	72,967	2,505,687
Berkshire Hathaway, Inc. Class B*	156,738	33,375,790
BlackRock, Inc.	12,151	6,847,696
Capital One Financial Corporation	34,907	2,508,417
Cboe Global Markets, Inc.	8,664	760,179
Charles Schwab Corporation (The)Δ	92,054	3,335,116
Cincinnati Financial Corporation	10,988	856,734
Citigroup, Inc.	158,895	6,849,963
Citizens Financial Group, Inc.	18,464	466,770
CME Group, Inc.	28,081	4,698,232
Comerica, Inc.	10,547	403,423
Discover Financial Services	17,665	1,020,684
E*TRADE Financial Corporation	10,478	524,424
Everest Re Group, Ltd.	3,173	626,794
Fifth Third Bancorp	52,084	1,110,431
	Shares	Value
First Republic Bank	11,885	$1,296,178
Franklin Resources, Inc.	23,495	478,123
Globe Life, Inc.	4,186	334,461
Goldman Sachs Group, Inc. (The)	27,330	5,492,510
Hartford Financial Services Group, Inc. (The)	28,747	1,059,614
Huntington Bancshares, Inc.	83,830	768,721
Intercontinental Exchange, Inc.	43,068	4,308,953
Invesco, Ltd.Δ	43,478	496,084
JPMorgan Chase & Co.	245,121	23,597,799
KeyCorp	64,549	770,070
Lincoln National Corporation	19,455	609,525
Loews Corporation	12,502	434,445
M&T Bank Corporation	10,059	926,333
MarketAxess Holdings, Inc.	2,840	1,367,716
Marsh & McLennan Cos., Inc.	39,915	4,578,250
MetLife, Inc.	64,005	2,379,066
Moody’s Corporation	11,483	3,328,348
Morgan Stanley	104,741	5,064,227
MSCI, Inc.	5,076	1,811,015
Nasdaq, Inc.	9,140	1,121,569
Northern Trust Corporation	16,617	1,295,627
People’s United Financial, Inc.	11,480	118,359
PNC Financial Services Group, Inc. (The)	34,137	3,751,998
Principal Financial Group, Inc.	22,421	902,894
Progressive Corporation (The)	45,104	4,269,996
Prudential Financial, Inc.	36,128	2,294,851
Raymond James Financial, Inc.	9,228	671,429
Regions Financial Corporation	40,587	467,968
S&P Global, Inc.	17,423	6,282,734
State Street Corporation	30,870	1,831,517
SVB Financial Group*	2,215	532,973
Synchrony Financial	55,655	1,456,491
T. Rowe Price Group, Inc.	15,490	1,986,128
Travelers Cos., Inc. (The)	21,004	2,272,423
Truist Financial Corporation	104,234	3,966,104
U.S. Bancorp	117,801	4,223,166
Unum Group	8,642	145,445
W.R. Berkley Corporation	11,267	688,977
Wells Fargo & Co.	266,745	6,271,175
Zions Bancorp NA	7,446	217,572
		200,226,622
Health Care — 12.5%
Abbott Laboratories	143,145	15,578,470
ABIOMED, Inc.*	6,766	1,874,588
Agilent Technologies, Inc.	32,843	3,315,172
Alexion Pharmaceuticals, Inc.*	24,651	2,820,814
Align Technology, Inc.*	8,080	2,645,069
Amgen, Inc.	55,832	14,190,261
Anthem, Inc.	21,194	5,692,496
Baxter International, Inc.	41,154	3,309,605
Becton, Dickinson and Co.	21,279	4,951,198
Biogen, Inc.*	18,945	5,374,318
Bio-Rad Laboratories, Inc. Class A*	1,690	871,127
Boston Scientific Corporation*	120,221	4,593,644
Bristol-Myers Squibb Co.	237,755	14,334,249
See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cardinal Health, Inc.	27,527	$1,292,393
Catalent, Inc.*	23,719	2,031,770
Centene Corporation*	58,326	3,402,156
Cerner Corporation	28,126	2,033,229
Cigna Corporation	29,323	4,967,609
CVS Health Corporation	104,298	6,091,003
Danaher Corporation	49,319	10,619,860
DaVita, Inc.*	13,768	1,179,229
DENTSPLY SIRONA, Inc.	26,241	1,147,519
DexCom, Inc.*	7,150	2,947,444
Edwards Lifesciences Corporation*	57,327	4,575,841
Eli Lilly and Co.	106,010	15,691,600
Gilead Sciences, Inc.	142,431	9,000,215
HCA Healthcare, Inc.	23,088	2,878,612
Henry Schein, Inc.*	11,738	689,960
Hologic, Inc.*	29,305	1,947,903
Humana, Inc.	11,904	4,926,947
IDEXX Laboratories, Inc.*	8,626	3,390,967
Illumina, Inc.*	12,688	3,921,607
Incyte Corporation*	27,837	2,498,092
Intuitive Surgical, Inc.*	9,533	6,764,045
IQVIA Holdings, Inc.*	15,811	2,492,288
Johnson & Johnson	236,810	35,256,273
Laboratory Corporation of America Holdings*	7,436	1,399,976
McKesson Corporation	16,930	2,521,385
Mettler-Toledo International, Inc.*	2,501	2,415,341
PerkinElmer, Inc.	11,320	1,420,773
Quest Diagnostics, Inc.	16,017	1,833,786
Regeneron Pharmaceuticals, Inc.*	9,873	5,526,708
ResMed, Inc.	11,820	2,026,303
Stryker Corporation	26,037	5,425,330
Teleflex, Inc.	4,060	1,382,105
UnitedHealth Group, Inc.	74,142	23,115,251
Universal Health Services, Inc. Class B	9,989	1,069,023
Varian Medical Systems, Inc.*	9,565	1,645,180
Vertex Pharmaceuticals, Inc.*	29,389	7,997,335
Waters Corporation*	6,921	1,354,301
West Pharmaceutical Services, Inc.	5,815	1,598,543
Zimmer Biomet Holdings, Inc.	21,341	2,905,364
Zoetis, Inc.	67,550	11,170,743
		284,105,020
Industrials — 7.5%
3M Co.	48,160	7,714,269
A.O. Smith Corporation	16,217	856,258
Alaska Air Group, Inc.	10,021	367,069
American Airlines Group, Inc.Δ	38,478	472,895
AMETEK, Inc.	16,745	1,664,453
Boeing Co. (The)	41,191	6,807,225
C.H. Robinson Worldwide, Inc.	12,459	1,273,185
Carrier Global Corporation	63,362	1,935,075
Caterpillar, Inc.	44,540	6,643,141
Cintas Corporation	6,438	2,142,760
Copart, Inc.*	11,178	1,175,478
CSX Corporation	65,253	5,068,201
	Shares	Value
Cummins, Inc.	10,680	$2,255,189
Deere & Co.	24,563	5,443,898
Delta Air Lines, Inc.	40,084	1,225,769
Dover Corporation	13,712	1,485,558
Emerson Electric Co.	55,944	3,668,248
Equifax, Inc.	8,312	1,304,153
Expeditors International of Washington, Inc.	6,818	617,165
Fastenal Co.	36,004	1,623,420
FedEx Corporation	21,581	5,428,053
Flowserve Corporation	4,858	132,575
Fortive CorporationΔ	28,093	2,140,968
Fortune Brands Home & Security, Inc.	18,870	1,632,632
General Dynamics Corporation	20,407	2,824,941
General Electric Co.	659,185	4,106,723
Honeywell International, Inc.	55,553	9,144,579
Howmet Aerospace, Inc.	16,474	275,445
Huntington Ingalls Industries, Inc.	2,805	394,804
IDEX Corporation	5,716	1,042,656
IHS Markit, Ltd.	29,494	2,315,574
Illinois ToolWorks, Inc.	22,337	4,315,732
Ingersoll Rand, Inc.*	14,300	509,080
J.B. Hunt Transport Services, Inc.	3,269	413,136
Jacobs Engineering Group, Inc.	4,647	431,102
Kansas City Southern	10,006	1,809,385
L3Harris Technologies, Inc.	16,801	2,853,482
Lockheed Martin Corporation	19,185	7,353,227
Masco Corporation	31,887	1,757,930
Norfolk Southern Corporation	19,839	4,245,348
Northrop Grumman Corporation	12,728	4,015,557
Old Dominion Freight Line, Inc.	7,428	1,343,874
Otis Worldwide Corporation	31,681	1,977,528
PACCAR, Inc.	22,794	1,943,872
Parker-Hannifin Corporation	8,815	1,783,627
Quanta Services, Inc.	5,431	287,083
Raytheon Technologies Corporation	117,008	6,732,640
Republic Services, Inc.	19,655	1,834,794
Robert Half International, Inc.	4,920	260,465
Rockwell Automation, Inc.	8,494	1,874,456
Rollins, Inc.	14,250	772,208
Roper Technologies, Inc.	6,043	2,387,650
Snap-on, Inc.	5,899	867,920
Southwest Airlines Co.	36,781	1,379,287
Stanley Black & Decker, Inc.	10,352	1,679,094
Teledyne Technologies, Inc.*	2,897	898,678
Textron, Inc.	19,700	710,973
TransDigm Group, Inc.Δ	3,870	1,838,714
Union Pacific Corporation	55,813	10,987,905
United Airlines Holdings, Inc.Δ*	19,397	674,046
United Parcel Service, Inc. Class B	50,421	8,401,651
United Rentals, Inc.*	7,513	1,311,018
Verisk Analytics, Inc.	12,729	2,358,811
W.W. Grainger, Inc.	3,321	1,184,833
Waste Management, Inc.	33,085	3,744,229
Westinghouse Air Brake Technologies Corporation	11,295	698,935

See Notes to Schedules of Investments.

	Shares	Value
Xylem, Inc.	9,669	$813,356
		169,633,985
Information Technology — 26.5%
Adobe, Inc.*	36,755	18,025,755
Advanced Micro Devices, Inc.*	82,934	6,799,759
Akamai Technologies, Inc.*	6,606	730,227
Amphenol Corporation Class A	18,535	2,006,784
Analog Devices, Inc.	29,267	3,416,630
ANSYS, Inc.*	9,168	3,000,045
Apple, Inc.	1,281,206	148,376,467
Applied Materials, Inc.	77,376	4,600,003
Arista Networks, Inc.*	4,638	959,741
Autodesk, Inc.*	15,847	3,660,815
Automatic Data Processing, Inc.	33,997	4,742,242
Broadcom, Inc.	31,170	11,355,854
Broadridge Financial Solutions, Inc.	6,807	898,524
Cadence Design Systems, Inc.*	14,000	1,492,820
CDW Corporation	11,000	1,314,830
Cisco Systems, Inc.	338,843	13,347,026
Citrix Systems, Inc.	9,508	1,309,347
Cognizant Technology Solutions Corporation Class A	43,559	3,023,866
Corning, Inc.	59,799	1,938,086
DXC Technology Co.	18,725	334,241
F5 Networks, Inc.*	2,480	304,470
Fidelity National Information Services, Inc.	47,995	7,065,344
Fiserv, Inc.*	43,328	4,464,950
FleetCor Technologies, Inc.*	6,254	1,489,077
FLIR Systems, Inc.	5,180	185,703
Fortinet, Inc.*	9,885	1,164,552
Gartner, Inc.*	5,295	661,610
Global Payments, Inc.	22,769	4,043,319
Hewlett Packard Enterprise Co.	113,804	1,066,343
HP, Inc.	132,336	2,513,061
Intel Corporation	342,984	17,759,711
International Business Machines Corporation	72,240	8,789,441
Intuit, Inc.	19,008	6,200,600
IPG Photonics Corporation*	2,807	477,106
Jack Henry & Associates, Inc.	5,530	899,123
Juniper Networks, Inc.	15,019	322,908
Keysight Technologies, Inc.*	13,420	1,325,628
KLA Corporation	11,211	2,172,019
Lam Research Corporation	10,705	3,551,384
Leidos Holdings, Inc.	10,893	971,111
Mastercard, Inc. Class A	68,771	23,256,289
Maxim Integrated Products, Inc.	19,970	1,350,172
Microchip Technology, Inc.Δ	16,977	1,744,556
Micron Technology, Inc.*	84,017	3,945,438
Microsoft Corporation	599,094	126,007,441
Motorola Solutions, Inc.	13,048	2,046,057
NetApp, Inc.	21,788	955,186
NortonLifeLock, Inc.	47,298	985,690
NVIDIA Corporation	46,907	25,387,007
Oracle Corporation	187,068	11,167,960
Paychex, Inc.	27,668	2,207,076
	Shares	Value
Paycom Software, Inc.*	3,850	$1,198,505
PayPal Holdings, Inc.*	89,390	17,612,512
Qorvo, Inc.*	4,807	620,151
QUALCOMM, Inc.	91,816	10,804,907
salesforce.com, Inc.*	68,199	17,139,773
ServiceNow, Inc.*	14,510	7,037,350
Skyworks Solutions, Inc.	15,074	2,193,267
Synopsys, Inc.*	15,492	3,314,978
Teradyne, Inc.	12,953	1,029,245
Texas Instruments, Inc.	69,952	9,988,446
Tyler Technologies, Inc.*	3,141	1,094,827
VeriSign, Inc.*	7,867	1,611,555
Visa, Inc. Class AΔ	132,519	26,499,824
Western Digital Corporation	24,973	912,763
Western Union Co. (The)	39,393	844,192
Xerox Holdings Corporation	11,464	215,179
Xilinx, Inc.	18,364	1,914,263
Zebra Technologies Corporation Class A*	4,187	1,057,050
		600,902,181
Materials — 2.0%
Air Products and Chemicals, Inc.	16,602	4,945,072
Albemarle CorporationΔ	5,038	449,793
Avery Dennison Corporation	3,272	418,293
Ball Corporation	26,240	2,181,069
Celanese Corporation	9,582	1,029,586
CF Industries Holdings, Inc.	17,082	524,588
Corteva, Inc.	55,219	1,590,859
Dow, Inc.	55,219	2,598,054
DuPont de Nemours, Inc.	62,802	3,484,255
Eastman Chemical Co.	14,389	1,124,069
Ecolab, Inc.	18,944	3,785,769
FMC Corporation	5,397	571,596
Freeport-McMoRan, Inc.	112,863	1,765,177
International Flavors & Fragrances, Inc.Δ	8,221	1,006,661
International Paper Co.	43,581	1,766,774
Martin Marietta Materials, Inc.	5,969	1,404,864
Mosaic Co. (The)	26,057	476,061
Newmont Corporation	67,991	4,314,029
Nucor Corporation	32,443	1,455,393
Packaging Corporation of America	6,567	716,131
PPG Industries, Inc.	18,443	2,251,521
Sealed Air Corporation	10,710	415,655
Sherwin-Williams Co. (The)	6,348	4,422,906
Vulcan Materials Co.	11,222	1,521,030
Westrock Co.	21,818	757,957
		44,977,162
Real Estate — 2.4%
Alexandria Real Estate Equities, Inc. REIT	4,819	771,040
American Tower Corporation REIT	34,001	8,219,062
Apartment Investment and Management Co. Class A REIT	5,953	200,735
AvalonBay Communities, Inc. REIT	11,730	1,751,758
Boston Properties, Inc. REIT	11,272	905,142
See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
CBRE Group, Inc. Class A*	26,915	$1,264,198
Crown Castle International Corporation REIT	32,487	5,409,085
Digital Realty Trust, Inc. REIT	16,030	2,352,563
Duke Realty Corporation REIT	32,547	1,200,984
Equinix, Inc. REIT	6,095	4,632,992
Equity Residential REIT	36,341	1,865,384
Essex Property Trust, Inc. REIT	5,627	1,129,845
Extra Space Storage, Inc. REIT	8,534	913,053
Federal Realty Investment Trust REIT	2,600	190,944
Healthpeak Properties, Inc. REIT	46,597	1,265,109
Host Hotels & Resorts, Inc. REIT	47,435	511,824
Iron Mountain, Inc. REITΔ	32,755	877,506
Kimco Realty Corporation REIT	56,971	641,493
Mid-America Apartment Communities, Inc. REIT	7,607	882,032
Prologis, Inc. REIT	48,593	4,889,428
Public Storage REIT	13,141	2,926,764
Realty Income Corporation REIT	28,647	1,740,305
Regency Centers Corporation REIT	15,104	574,254
SBA Communications Corporation REIT	9,082	2,892,435
Simon Property Group, Inc. REITΔ	21,053	1,361,708
SL Green Realty Corporation REITΔ	7,249	336,136
UDR, Inc. REIT	16,995	554,207
Ventas, Inc. REIT	33,547	1,407,632
Vornado Realty Trust REIT	15,993	539,124
Welltower, Inc. REIT	31,626	1,742,276
Weyerhaeuser Co. REIT	66,786	1,904,737
		55,853,755
Utilities — 3.0%
AES Corporation (The)	56,201	1,017,800
Alliant Energy Corporation	6,500	335,725
Ameren Corporation	19,884	1,572,427
American Electric Power Co., Inc.	43,060	3,519,294
American Water Works Co., Inc.	16,851	2,441,373
Atmos Energy Corporation	8,640	825,898
CenterPoint Energy, Inc.Δ	50,231	971,970
CMS Energy Corporation	24,417	1,499,448
Consolidated Edison, Inc.	33,879	2,635,786
Dominion Energy, Inc.Δ	82,303	6,496,176
DTE Energy Co.	20,230	2,327,259
Duke Energy Corporation	63,450	5,619,132
Edison International	25,039	1,272,983
Entergy Corporation	11,610	1,143,933
Evergy, Inc.	17,247	876,492
Eversource Energy	22,827	1,907,196
Exelon Corporation	65,931	2,357,692
FirstEnergy Corporation	37,260	1,069,735
NextEra Energy, Inc.	39,437	10,946,134
NiSource, Inc.	23,079	507,738
NRG Energy, Inc.	19,377	595,649
	Shares	Value
Pinnacle West Capital Corporation	4,108	$306,251
PPL Corporation	73,784	2,007,663
Public Service Enterprise Group, Inc.	46,751	2,567,097
Sempra Energy	20,984	2,483,666
Southern Co. (The)	81,308	4,408,520
WEC Energy Group, Inc.	32,075	3,108,067
Xcel Energy, Inc.	35,982	2,483,118
		67,304,222
Total Common Stocks (Cost $1,388,182,169)		2,103,499,394
FOREIGN COMMON STOCKS — 2.9%
Curacao — 0.1%
Schlumberger NV	121,737	1,894,228
Ireland — 2.2%
Accenture PLC Class A	48,630	10,989,894
Allegion PLCΔ	11,277	1,115,408
Aon PLC Class A	19,060	3,932,078
Eaton Corporation PLC	34,612	3,531,462
Johnson Controls International PLC	75,803	3,096,553
Linde PLC	42,397	10,095,998
Medtronic PLCΔ	104,997	10,911,288
Pentair PLC	6,692	306,293
Seagate Technology PLC	24,342	1,199,330
STERIS PLC	6,583	1,159,859
Trane Technologies PLC	16,206	1,964,977
Willis Towers Watson PLC	8,889	1,856,201
		50,159,341
Jersey — 0.1%
Amcor PLC	120,129	1,327,425
Aptiv PLC	15,022	1,377,217
		2,704,642
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	1,925,223
Mylan NVΔ*	84,301	1,250,184
		3,175,407
Switzerland — 0.3%
Chubb, Ltd.	35,583	4,131,898
Garmin, Ltd.	8,253	782,880
TE Connectivity, Ltd.	28,610	2,796,341
		7,711,119
United Kingdom — 0.0%
Nielsen Holdings PLCΔ	40,749	577,821
TechnipFMC PLC	23,072	145,584
		723,405
Total Foreign Common Stocks (Cost $58,631,710)		66,368,142

See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 4.3%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	93,917,226	$93,917,226
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	2,447,209	2,447,209
Total Money Market Funds (Cost $96,364,435)		96,364,435
TOTAL INVESTMENTS — 99.9% (Cost $1,543,178,314)		2,266,231,971
Other Assets in Excess of Liabilities — 0.1%		3,221,574
NET ASSETS — 100.0%		$2,269,453,545
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2020	556	$93,185,600	$1,270,669
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$2,103,499,394	$2,103,499,394	$—	$—
Foreign Common Stocks	66,368,142	66,368,142	—	—
Money Market Funds	96,364,435	96,364,435	—	—
Total Assets - Investments in Securities	$2,266,231,971	$2,266,231,971	$ —	$ —
Other Financial Instruments***
Futures Contracts	$1,270,669	$1,270,669	$—	$—
Total Assets - Other Financial Instruments	$1,270,669	$1,270,669	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 83.9%
Communication Services — 5.8%
Activision Blizzard, Inc.	4,311	$348,976
Alphabet, Inc. Class A*	582	852,979
Alphabet, Inc. Class C*	560	822,976
AT&T, Inc.	236,547	6,743,955
Charter Communications, Inc. Class A*	184	114,879
Comcast Corporation Class A	401,002	18,550,353
Discovery, Inc. Class AΔ*	177,022	3,853,769
Electronic Arts, Inc.*	2,242	292,379
Fox Corporation Class AΔ	82,004	2,282,171
T-Mobile US, Inc.*	4,590	524,912
Verizon Communications, Inc.	297,166	17,678,405
ViacomCBS, Inc. Class B	155,664	4,360,149
Walt Disney Co. (The)	66,303	8,226,876
		64,652,779
Consumer Discretionary — 7.9%
Advance Auto Parts, Inc.	89,150	13,684,525
Aramark	388,310	10,270,799
Darden Restaurants, Inc.	31,005	3,123,444
Dick's Sporting Goods, Inc.	27,100	1,568,548
Dollar General Corporation	17,063	3,576,746
eBay, Inc.	961	50,068
General Motors Co.	11,710	346,499
Home Depot, Inc. (The)	4,511	1,252,750
Lennar Corporation Class A	244,339	19,957,609
Lowe’s Cos., Inc.	124,070	20,578,250
Marriott International, Inc. Class A	2,309	213,767
McDonald’s Corporation	5,483	1,203,464
Ross Stores, Inc.	565	52,726
Starbucks Corporation	4,266	366,535
Target Corporation	73,938	11,639,320
TJX Cos., Inc. (The)	1,846	102,730
Yum! Brands, Inc.	2,509	229,072
		88,216,852
Consumer Staples — 5.7%
Coca-Cola Co. (The)	101,979	5,034,703
Colgate-Palmolive Co.	67,132	5,179,234
Conagra Brands, Inc.	118,400	4,228,064
Costco Wholesale Corporation	632	224,360
Estee Lauder Cos., Inc. (The) Class A	300	65,475
General Mills, Inc.	7,648	471,729
Keurig Dr. Pepper, Inc.	5,662	156,271
Kimberly-Clark Corporation	30,494	4,502,744
Kraft Heinz Co. (The)	8,982	269,011
Lamb Weston Holdings, Inc.	89,002	5,898,163
Mondelez International, Inc. Class A	151,709	8,715,682
PepsiCo, Inc.	94,267	13,065,406
Post Holdings, Inc.*	39,620	3,407,320
Procter & Gamble Co. (The)	30,657	4,261,016
Sysco Corporation	1,424	88,601
Walgreens Boots Alliance, Inc.	6,927	248,818
Walmart, Inc.	53,967	7,550,523
		63,367,120
	Shares	Value
Energy — 3.5%
Baker Hughes Co.	225,425	$2,995,898
Chevron Corporation	249,181	17,941,032
ConocoPhillips	8,984	295,034
EOG Resources, Inc.	4,839	173,914
Exxon Mobil Corporation	36,355	1,248,067
Hess Corporation	80,458	3,293,146
Kinder Morgan, Inc.	17,120	211,090
Marathon Petroleum Corporation	46,593	1,367,039
Phillips 66	155,408	8,056,351
Valero Energy Corporation	70,576	3,057,352
		38,638,923
Financials — 17.2%
Aflac, Inc.	154,329	5,609,859
Allstate Corporation (The)	2,605	245,235
American Express Co.	46,756	4,687,289
American International Group, Inc.	468,868	12,907,936
Ameriprise Financial, Inc.	22,893	3,528,040
Bank of America Corporation	64,095	1,544,049
Bank of New York Mellon Corporation (The)	251,078	8,622,018
Berkshire Hathaway, Inc. Class B*	181,890	38,731,657
BlackRock, Inc.	11,564	6,516,892
Blackstone Group, Inc. (The) Class A	43,100	2,249,820
Capital One Financial Corporation	3,737	268,541
Charles Schwab Corporation (The)	9,782	354,402
Cincinnati Financial Corporation	36,830	2,871,635
Citigroup, Inc.	272,311	11,739,327
CME Group, Inc.	3,046	509,626
Franklin Resources, Inc.	82,440	1,677,654
Goldman Sachs Group, Inc. (The)	45,071	9,057,919
Intercontinental Exchange, Inc.	71,143	7,117,857
JPMorgan Chase & Co.	202,243	19,469,934
Marsh & McLennan Cos., Inc.	37,654	4,318,914
MetLife, Inc.	97,415	3,620,915
Morgan Stanley	9,279	448,640
New York Community Bancorp, Inc.Δ	579,740	4,794,450
Northern Trust Corporation	45,758	3,567,751
PNC Financial Services Group, Inc. (The)	37,598	4,132,396
Progressive Corporation (The)	3,458	327,369
Reinsurance Group of America, Inc.	40,890	3,892,319
S&P Global, Inc.	803	289,562
Travelers Cos., Inc. (The)	2,523	272,963
Truist Financial Corporation	102,715	3,908,306
U.S. Bancorp	281,842	10,104,036
Wells Fargo & Co.	478,940	11,259,879
Zions Bancorp NA	64,226	1,876,684
		190,523,874
Health Care — 10.0%
Abbott Laboratories	9,978	1,085,906
Anthem, Inc.	29,795	8,002,639
Baxter International, Inc.	3,004	241,582
Becton, Dickinson and Co.	35,652	8,295,507
Biogen, Inc.*	1,312	372,188

See Notes to Schedules of Investments.

	Shares	Value
Boston Scientific Corporation*	12,687	$484,770
Bristol-Myers Squibb Co.	81,739	4,928,044
Centene Corporation*	93,633	5,461,613
Cerner Corporation	83,015	6,001,154
Cigna Corporation	2,323	393,539
CVS Health Corporation	150,148	8,768,643
Danaher Corporation	6,057	1,304,254
Gilead Sciences, Inc.	85,049	5,374,246
HCA Healthcare, Inc.	1,511	188,392
Hologic, Inc.*	70,014	4,653,831
Humana, Inc.	775	320,765
Johnson & Johnson	193,497	28,807,833
McKesson Corporation	31,195	4,645,871
Molina Healthcare, Inc.*	30,965	5,667,834
Stryker Corporation	2,096	436,744
UnitedHealth Group, Inc.	25,695	8,010,930
Zimmer Biomet Holdings, Inc.	50,274	6,844,302
Zoetis, Inc.	1,999	330,575
		110,621,162
Industrials — 12.3%
3M Co.	1,765	282,718
AECOM*	140,595	5,882,495
Boeing Co. (The)	4,505	744,496
Caterpillar, Inc.	4,625	689,819
CSX Corporation	6,730	522,719
Deere & Co.	60,110	13,322,179
Emerson Electric Co.	165,996	10,884,358
Fastenal Co.	91,096	4,107,519
FedEx Corporation	2,156	542,277
General Dynamics Corporation	35,911	4,971,160
General Electric Co.	663,355	4,132,702
Honeywell International, Inc.	6,116	1,006,755
Hubbell, Inc.	34,163	4,674,865
Illinois ToolWorks, Inc.	1,407	271,846
J.B. Hunt Transport Services, Inc.	87,375	11,042,452
Jacobs Engineering Group, Inc.	27,712	2,570,842
L3Harris Technologies, Inc.	13,153	2,233,905
Norfolk Southern Corporation	30,316	6,487,321
Northrop Grumman Corporation	88	27,763
Quanta Services, Inc.	94,690	5,005,313
Raytheon Technologies Corporation	260,857	15,009,712
Republic Services, Inc.	50,700	4,732,845
Roper Technologies, Inc.	752	297,123
Stanley Black & Decker, Inc.	46,970	7,618,534
Textron, Inc.	109,907	3,966,544
Uber Technologies, Inc.*	2,524	92,075
Union Pacific Corporation	21,203	4,174,235
United Parcel Service, Inc. Class B	78,190	13,028,800
Waste Management, Inc.	3,420	387,041
Westinghouse Air Brake Technologies Corporation	116,685	7,220,468
		135,930,881
Information Technology — 11.6%
Advanced Micro Devices, Inc.*	960	78,710
Analog Devices, Inc.	2,852	332,942
Apple, Inc.	71,672	8,300,334
Autodesk, Inc.*	675	155,932
	Shares	Value
Automatic Data Processing, Inc.	599	$83,555
Broadcom, Inc.	38,725	14,108,292
Cisco Systems, Inc.	456,705	17,989,610
Cognizant Technology Solutions Corporation Class A	177,968	12,354,539
Corning, Inc.	125,310	4,061,297
Dell Technologies, Inc. Class C*	1,579	106,883
F5 Networks, Inc.*	36,300	4,456,551
Fidelity National Information Services, Inc.	5,092	749,593
Fiserv, Inc.*	39,370	4,057,079
Global Payments, Inc.	2,345	416,425
HP, Inc.	31,000	588,690
Intel Corporation	183,127	9,482,316
International Business Machines Corporation	47,726	5,806,822
Micron Technology, Inc.*	32,374	1,520,283
Microsoft Corporation	31,222	6,566,923
ON Semiconductor CorporationΔ*	171,417	3,718,035
Oracle Corporation	70,597	4,214,641
Paychex, Inc.	46,102	3,677,557
QUALCOMM, Inc.	37,365	4,397,113
salesforce.com, Inc.*	542	136,215
Texas Instruments, Inc.	149,456	21,340,822
		128,701,159
Materials — 4.6%
Air Products and Chemicals, Inc.	52,566	15,657,309
Corteva, Inc.	367,075	10,575,431
Dow, Inc.	6,712	315,799
DuPont de Nemours, Inc.	225,586	12,515,511
Ecolab, Inc.	1,565	312,750
Freeport-McMoRan, Inc.	418,655	6,547,764
Martin Marietta Materials, Inc.	19,000	4,471,840
Newmont Corporation	7,241	459,441
Southern Copper Corporation	1,569	71,029
		50,926,874
Real Estate — 1.0%
Cousins Properties, Inc. REIT	63,306	1,809,919
Crown Castle International Corporation REIT	33,131	5,516,311
Digital Realty Trust, Inc. REIT	2,273	333,585
Jones Lang LaSalle, Inc.	17,775	1,700,357
Prologis, Inc. REIT	6,128	616,599
Public Storage REIT	744	165,704
SBA Communications Corporation REIT	794	252,873
Weyerhaeuser Co. REIT	31,298	892,619
		11,287,967
Utilities — 4.3%
AES Corporation (The)	330,310	5,981,914
American Electric Power Co., Inc.	4,460	364,516
Atmos Energy Corporation	86,600	8,278,094
Dominion Energy, Inc.	66,699	5,264,552
Duke Energy Corporation	78,593	6,960,196
Edison International	52,651	2,676,777
Exelon Corporation	165,270	5,910,055
NextEra Energy, Inc.	3,959	1,098,860
See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Pinnacle West Capital Corporation	109,384	$8,154,577
Sempra Energy	19,771	2,340,096
Southern Co. (The)	8,887	481,853
		47,511,490
Total Common Stocks (Cost $872,471,378)		930,379,081
FOREIGN COMMON STOCKS — 11.9%
Curacao — 0.0%
Schlumberger NV	11,737	182,628
France — 0.4%
TOTAL SE ADR	122,598	4,205,111
Germany — 0.7%
Siemens AG	57,210	7,225,000
Siemens Energy AG*	28,605	771,373
		7,996,373
Ireland — 4.8%
Eaton Corporation PLC	3,363	343,127
Johnson Controls International PLC	282,658	11,546,579
Linde PLC	4,322	1,029,198
Medtronic PLC	284,441	29,559,109
Willis Towers Watson PLC	50,019	10,444,967
		52,922,980
Japan — 0.4%
Nintendo Co., Ltd. ADR	65,500	4,643,950
Netherlands — 1.3%
Koninklijke Philips NVΔ*	66,855	3,152,213
Unilever NV	183,961	11,111,245
		14,263,458
	Shares	Value
Singapore — 0.3%
Flex, Ltd.*	284,094	$3,164,807
Switzerland — 4.0%
Chubb, Ltd.	175,280	20,353,514
Nestle SA	50,742	6,038,909
Nestle SA ADR	52,629	6,276,271
Roche Holding AG	20,700	7,090,590
TE Connectivity, Ltd.	46,191	4,514,708
		44,273,992
Total Foreign Common Stocks (Cost $122,099,193)		131,653,299
MONEY MARKET FUNDS — 4.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	41,132,897	41,132,897
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	2,656,116	2,656,116
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	350	350
Total Money Market Funds (Cost $43,789,363)		43,789,363
TOTAL INVESTMENTS — 99.8% (Cost $1,038,359,934)		1,105,821,743
Other Assets in Excess of Liabilities — 0.2%		2,768,603
NET ASSETS — 100.0%		$1,108,590,346

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Micro S&P 500® E-Mini	12/2020	44	$737,440	$5,608
S&P 500® E-Mini	12/2020	116	19,441,600	193,323
Total Futures Contracts outstanding at September 30, 2020			$20,179,040	$198,931
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/31/20	U.S. Dollars	14,074,734	Swiss Francs	12,863,939	MSCS	$65,165
12/31/20	Swiss Francs	369,623	U.S. Dollars	400,354	MSCS	2,188
Subtotal Appreciation						$67,353
12/31/20	Swiss Francs	665,614	U.S. Dollars	729,240	MSCS	$(4,348)
12/31/20	U.S. Dollars	22,327,204	Euro	19,021,301	CS	(25,696)
Subtotal Depreciation						$(30,044)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$37,309

See Notes to Schedules of Investments.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$930,379,081	$930,379,081	$—	$—
Foreign Common Stocks:
Germany	7,996,373	771,373	7,225,000	—
Switzerland	44,273,992	31,144,493	13,129,499	—
Other^^	79,382,934	79,382,934	—	—
Total Foreign Common Stocks	131,653,299	111,298,800	20,354,499	—
Money Market Funds	43,789,363	43,789,363	—	—
Total Assets - Investments in Securities	$1,105,821,743	$1,085,467,244	$20,354,499	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$67,353	$—	$67,353	$—
Futures Contracts	198,931	198,931	—	—
Total Assets - Other Financial Instruments	$266,284	$198,931	$67,353	$ —
Liabilities:
Other Financial Instruments
Forward Foreign Currency Contracts	$(30,044)	$—	$(30,044)	$—
Total Liabilities - Other Financial Instruments	$(30,044)	$ —	$(30,044)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 89.9%
Communication Services — 12.8%
Alphabet, Inc. Class A*	11,979	$17,556,422
Alphabet, Inc. Class C*	18,199	26,745,250
Charter Communications, Inc. Class A*	8,200	5,119,588
Comcast Corporation Class A	261,348	12,089,958
Electronic Arts, Inc.*	121,566	15,853,422
Facebook, Inc. Class A*	307,602	80,560,964
Match Group, Inc.*	155,178	17,170,446
Netflix, Inc.*	34,804	17,403,044
Sea, Ltd. ADRΔ*	115,800	17,837,832
Walt Disney Co. (The)	159,306	19,766,689
Warner Music Group Corporation Class AΔ	123,816	3,558,472
Zillow Group, Inc. Class CΔ*	52,600	5,343,634
		239,005,721
Consumer Discretionary — 11.4%
Advance Auto Parts, Inc.	58,607	8,996,174
Amazon.com, Inc.*	43,511	137,004,391
Booking Holdings, Inc.*	4,291	7,340,528
Floor & Decor Holdings, Inc. Class A*	66,130	4,946,524
Home Depot, Inc. (The)	44,652	12,400,307
Lululemon Athletica, Inc.Δ*	28,518	9,392,974
Starbucks Corporation	116,868	10,041,298
Ulta Beauty, Inc.*	42,115	9,432,918
Yum China Holdings, Inc.	102,222	5,412,655
Yum! Brands, Inc.	81,260	7,419,038
		212,386,807
Consumer Staples — 4.3%
Colgate-Palmolive Co.	219,115	16,904,722
Costco Wholesale Corporation	55,957	19,864,735
Estee Lauder Cos., Inc. (The) Class A	45,375	9,903,094
Grocery Outlet Holding Corporation*	82,200	3,232,104
Monster Beverage Corporation*	386,057	30,961,771
		80,866,426
Financials — 1.5%
American Express Co.	83,656	8,386,514
FactSet Research Systems, Inc.	30,237	10,125,767
SEI Investments Co.	166,429	8,441,279
		26,953,560
Health Care — 11.7%
Alexion Pharmaceuticals, Inc.*	73,182	8,374,216
Align Technology, Inc.*	17,050	5,581,488
Amgen, Inc.	62,030	15,765,545
BioMarin Pharmaceutical, Inc.*	70,063	5,330,393
Cerner Corporation	132,701	9,592,955
Danaher Corporation	57,223	12,321,829
DexCom, Inc.*	36,973	15,241,380
Edwards Lifesciences Corporation*	184,235	14,705,638
Illumina, Inc.*	54,189	16,748,736
Intuitive Surgical, Inc.*	32,702	23,203,377
Mirati Therapeutics, Inc.*	13,653	2,267,081
Regeneron Pharmaceuticals, Inc.*	34,823	19,493,219
	Shares	Value
Sarepta Therapeutics, Inc.*	18,514	$2,599,921
UnitedHealth Group, Inc.	66,897	20,856,478
Varian Medical Systems, Inc.*	33,865	5,824,780
Zoetis, Inc.	241,607	39,954,549
		217,861,585
Industrials — 8.9%
Boeing Co. (The)	98,729	16,315,955
C.H. Robinson Worldwide, Inc.	61,852	6,320,656
Cintas Corporation	36,330	12,091,714
CoStar Group, Inc.*	8,441	7,162,273
Deere & Co.	94,488	20,941,375
Expeditors International of Washington, Inc.	167,100	15,125,892
Fortive CorporationΔ	141,226	10,762,833
IHS Markit, Ltd.	138,503	10,873,871
L3Harris Technologies, Inc.	50,645	8,601,547
Raytheon Technologies Corporation	138,104	7,946,504
Roper Technologies, Inc.	29,191	11,533,656
Uber Technologies, Inc.*	326,288	11,902,986
United Parcel Service, Inc. Class B	99,287	16,544,193
W.W. Grainger, Inc.	27,817	9,924,271
		166,047,726
Information Technology — 36.7%
Adobe, Inc.*	84,353	41,369,242
Akamai Technologies, Inc.*	113,380	12,533,025
Apple, Inc.	855,986	99,131,739
Autodesk, Inc.*	160,858	37,159,807
Automatic Data Processing, Inc.	29,044	4,051,348
Cisco Systems, Inc.	233,094	9,181,573
Coupa Software, Inc.Δ*	9,825	2,694,408
Fidelity National Information Services, Inc.	72,899	10,731,462
Genpact, Ltd.	265,614	10,345,665
Intuit, Inc.	63,275	20,640,938
Mastercard, Inc. Class A	42,983	14,535,561
Microsoft Corporation	399,749	84,079,207
Nutanix, Inc. Class A*	140,916	3,125,517
NVIDIA Corporation	93,178	50,429,797
Oracle Corporation	378,485	22,595,554
Palo Alto Networks, Inc.*	36,603	8,958,584
PayPal Holdings, Inc.*	85,199	16,786,759
QUALCOMM, Inc.	256,863	30,227,638
salesforce.com, Inc.*	238,525	59,946,103
ServiceNow, Inc.*	28,950	14,040,750
Snowflake, Inc. Class AΔ*	9,093	2,282,343
Splunk, Inc.Δ*	61,288	11,530,111
Square, Inc. Class A*	84,100	13,670,455
Texas Instruments, Inc.	56,404	8,053,927
Twilio, Inc. Class A*	27,600	6,819,684
Visa, Inc. Class AΔ	363,822	72,753,485
VMware, Inc. Class AΔ*	59,394	8,533,136
Workday, Inc. Class A*	40,629	8,740,517
Xperi Holding Corporation	3	34
		684,948,369

See Notes to Schedules of Investments.

	Shares	Value
Materials — 1.2%
Ecolab, Inc.	45,032	$8,999,195
Sherwin-Williams Co. (The)	18,726	13,047,153
		22,046,348
Real Estate — 1.4%
Equinix, Inc. REIT	15,843	12,042,739
SBA Communications Corporation REIT	43,768	13,939,233
		25,981,972
Total Common Stocks (Cost $1,018,698,106)		1,676,098,514
FOREIGN COMMON STOCKS — 6.8%
Canada — 0.3%
Shopify, Inc. Class A*	6,338	6,483,584
China — 3.2%
Alibaba Group Holding, Ltd. ADR*	202,017	59,388,958
Curacao — 0.2%
Schlumberger NV	217,488	3,384,113
Jersey — 0.4%
Aptiv PLC	75,937	6,961,904
Netherlands — 0.7%
NXP Semiconductor NV	110,413	13,780,647
Switzerland — 1.8%
Alcon, Inc.Δ*	121,410	6,914,300
	Shares	Value
Novartis AG ADR	117,665	$10,232,148
Roche Holding AG ADR	395,388	16,926,560
		34,073,008
United Kingdom — 0.2%
Atlassian Corporation PLC Class A*	20,600	3,744,874
Total Foreign Common Stocks (Cost $93,382,124)		127,817,088
MONEY MARKET FUNDS — 3.4%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	60,189,376	60,189,376
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	2,386,744	2,386,744
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	9	9
Total Money Market Funds (Cost $62,576,129)		62,576,129
TOTAL INVESTMENTS — 100.1% (Cost $1,174,656,359)		1,866,491,731
Liabilities in Excess of Other Assets — (0.1)%		(2,211,820)
NET ASSETS — 100.0%		$1,864,279,911
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2020	139	$23,296,400	$318,081
See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,676,098,514	$1,676,098,514	$—	$—
Foreign Common Stocks	127,817,088	127,817,088	—	—
Money Market Funds	62,576,129	62,576,129	—	—
Total Assets - Investments in Securities	$1,866,491,731	$1,866,491,731	$ —	$ —
Other Financial Instruments***
Futures Contracts	$318,081	$318,081	$—	$—
Total Assets - Other Financial Instruments	$318,081	$318,081	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 92.9%
Communication Services — 2.7%
ATN International, Inc.	17,492	$877,049
Bandwidth, Inc. Class AΔ*	25,665	4,480,339
Cinemark Holdings, Inc.Δ	46,790	467,900
Cogent Communications Holdings, Inc.	14,900	894,745
comScore, Inc.*	47,016	95,913
Entercom Communications Corporation Class A	82,994	133,620
Entravision Communications Corporation Class A	68,858	104,664
Liberty Latin America, Ltd. Class CΔ*	36,839	299,869
Madison Square Garden Entertainment Corporation*	794	54,381
Madison Square Garden Sports Corporation*	794	119,481
Marchex, Inc. Class B*	4,671	9,903
Nexstar Media Group, Inc. Class AΔ	7,838	704,871
ORBCOMM, Inc.Δ*	52,592	178,813
Scholastic Corporation	13,241	277,929
Shenandoah Telecommunications Co.	33,500	1,488,573
Townsquare Media, Inc. Class A	4,406	20,532
Tribune Publishing Co.	13,144	153,259
TrueCar, Inc.*	55,102	275,510
Vonage Holdings Corporation*	240,600	2,461,338
Yelp, Inc.*	81,070	1,628,696
		14,727,385
Consumer Discretionary — 10.2%
1-800-Flowers.com, Inc. Class AΔ*	40,400	1,007,576
Adtalem Global Education, Inc.*	12,038	295,413
American Axle & Manufacturing Holdings, Inc.*	101,881	587,853
American Eagle Outfitters, Inc.Δ	135,620	2,008,532
American Public Education, Inc.*	9,544	269,045
Beazer Homes USA, Inc.*	16,284	214,949
Boot Barn Holdings, Inc.*	24,985	703,078
Brunswick Corporation	8,603	506,803
Callaway Golf Co.Δ	77,800	1,489,092
Children's Place, Inc. (The)Δ	12,685	359,620
Chuy's Holdings, Inc.*	23,459	459,327
Cooper Tire & Rubber Co.	10,705	339,348
Cooper-Standard Holdings, Inc.Δ*	35,504	469,008
Cracker Barrel Old Country Store, Inc.	4,619	529,615
Dana, Inc.	61,683	759,935
Del Taco Restaurants, Inc.*	49,022	401,980
Dick's Sporting Goods, Inc.	20,287	1,174,212
Floor & Decor Holdings, Inc. Class A*	11,500	860,200
Fossil Group, Inc.*	22,164	127,221
Goodyear Tire & Rubber Co. (The)	206,141	1,581,101
GoPro, Inc. Class A*	115,124	521,512
H&R Block, Inc.Δ	8,174	133,154
Haverty Furniture Cos., Inc.	5,343	111,882
Helen of Troy, Ltd.*	5,665	1,096,291
	Shares	Value
Hibbett Sports, Inc.Δ*	15,123	$593,124
Hilton Grand Vacations, Inc.*	53,800	1,128,724
Houghton Mifflin Harcourt Co.Δ*	1,045	1,808
Jack in the Box, Inc.	15,653	1,241,439
K12, Inc.Δ*	18,546	488,502
KB Home	51,538	1,978,544
Lithia Motors, Inc. Class A	1,418	323,219
Malibu Boats, Inc. Class A*	56,319	2,791,170
MarineMax, Inc.*	24,516	629,326
Modine Manufacturing Co.*	42,519	265,744
Mohawk Industries, Inc.*	7,419	724,020
Monro, Inc.	24,150	979,765
National Vision Holdings, Inc.*	79,100	3,024,784
Ollie's Bargain Outlet Holdings, Inc.*	15,700	1,371,395
OneSpaWorld Holdings, Ltd.Δ	101,600	660,400
OneWater Marine, Inc. Class A*	31,292	641,173
Penske Automotive Group, Inc.	35,198	1,677,537
Planet Fitness, Inc. Class A*	28,100	1,731,522
Quotient Technology, Inc.*	16,597	122,486
Red Robin Gourmet Burgers, Inc.*	59,870	787,889
Rent-A-Center, Inc.	4,060	121,353
Rocky Brands, Inc.Δ	2,826	70,170
Skyline Champion Corporation*	21,112	565,168
Smith & Wesson Brands, Inc.Δ	24,237	376,158
Sonic Automotive, Inc. Class AΔ	14,964	600,954
Steven Madden, Ltd.	96,551	1,882,744
Strategic Education, Inc.Δ	12,500	1,143,375
Sturm Ruger & Co., Inc.Δ	1,040	63,606
Tapestry, Inc.	52,785	825,030
Taylor Morrison Home Corporation Class A*	78,123	1,921,045
Tenneco, Inc. Class AΔ*	92,999	645,413
Texas Roadhouse, Inc.Δ	35,495	2,157,741
Unifi, Inc.*	14,048	180,376
Universal Technical Institute, Inc.Δ*	11,477	58,303
Vera Bradley, Inc.*	27,624	168,783
Vista Outdoor, Inc.*	42,554	858,740
Wendy's Co. (The)	88,710	1,977,789
Wingstop, Inc.	13,000	1,776,450
YETI Holdings, Inc.*	49,002	2,220,771
ZAGG, Inc.Δ*	26,976	75,533
		54,858,820
Consumer Staples — 2.7%
Andersons, Inc. (The)	16,900	323,973
BJ's Wholesale Club Holdings, Inc.*	115,415	4,795,493
Central Garden & Pet Co. Class A*	9,592	346,655
Edgewell Personal Care Co.*	50,664	1,412,512
Farmer Bros. Co.*	12,793	56,545
J&J Snack Foods Corporation	13,114	1,709,935
Landec Corporation*	4,527	44,002
Post Holdings, Inc.*	691	59,426
Revlon, Inc. Class AΔ*	6,227	39,355
Simply Good Foods Co. (The)*	74,000	1,631,700
SpartanNash Co.	29,607	484,075
Spectrum Brands Holdings, Inc.	41,415	2,367,281

See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Vital Farms, Inc.Δ*	25,600	$1,037,568
		14,308,520
Energy — 1.6%
Arch Resources, Inc.Δ	20,377	865,615
Bonanza Creek Energy, Inc.*	21,550	405,140
Cactus, Inc. Class A	8,508	163,268
ChampionX Corporation*	126,619	1,011,686
CONSOL Energy, Inc.Δ*	5,381	23,838
Dorian LPG, Ltd.*	51,540	412,835
Earthstone Energy, Inc. Class A*	26,334	68,205
Exterran Corporation*	28,211	117,358
Green Plains, Inc.*	56,867	880,301
International Seaways, Inc.	35,884	524,265
Kosmos Energy, Ltd.Δ	349,965	341,426
Matrix Service Co.*	20,570	171,759
Nabors Industries, Ltd.Δ	2,265	55,357
NCS Multistage Holdings, Inc.*	43,278	25,707
Newpark Resources, Inc.*	68,484	71,908
Par Pacific Holdings, Inc.*	34,751	235,264
Patterson-UTI Energy, Inc.	277,027	789,527
PDC Energy, Inc.Δ*	67,818	840,604
ProPetro Holding Corporation*	57,634	233,994
REX American Resources Corporation*	5,229	343,075
SFL Corporation, Ltd.Δ	39,153	293,256
Talos Energy, Inc.Δ*	6,679	43,080
World Fuel Services Corporation	36,851	780,873
		8,698,341
Financials — 15.3%
1st Source Corporation	2,623	80,893
AltabancorpΔ	2,869	57,724
Amalgamated Bank Class A	8,729	92,353
American Equity Investment Life Holding Co.	74,797	1,644,786
American National Bankshares, Inc.	1,023	21,401
Ameris Bancorp	37,856	862,360
Ares Management Corporation Class A	13,047	527,360
Argo Group International Holdings, Ltd.	21,355	735,253
Assurant, Inc.	1,745	211,686
Atlantic Capital Bancshares, Inc.*	4,420	50,167
Axis Capital Holdings, Ltd.	45,912	2,021,964
BancFirst CorporationΔ	9,013	368,091
Bancorp, Inc. (The)*	33,626	290,529
Bank of Commerce Holdings	2,638	18,387
Bank of Marin Bancorp	2,893	83,781
BankFinancial Corporation	650	4,693
BankUnited, Inc.	50,752	1,111,976
Bankwell Financial Group, Inc.	529	7,485
Banner Corporation	12,972	418,477
BayCom Corporation*	1,470	15,141
BCB Bancorp, Inc.	800	6,400
BGC Partners, Inc. Class AΔ	161,227	386,945
Blucora, Inc.*	16,474	155,185
Bridgewater Bancshares, Inc.*	10,464	99,303
Brighthouse Financial, Inc.*	11,020	296,548
	Shares	Value
Bryn Mawr Bank Corporation	25,686	$638,811
Cadence BanCorp	92,229	792,247
Capital City Bank Group, Inc.	3,838	72,116
Capstar Financial Holdings, Inc.	5,067	49,707
Carter Bank & Trust	4,771	31,727
CBTX, Inc.	9,031	147,567
Central Pacific Financial Corporation	21,086	286,137
Central Valley Community Bancorp	6,131	75,718
Chemung Financial Corporation	864	24,944
City Holding Co.	17,917	1,032,198
CNB Financial Corporation	3,152	46,870
Community Trust Bancorp, Inc.	6,408	181,090
Cowen, Inc. Class A	19,238	313,002
CrossFirst Bankshares, Inc.*	47,646	414,044
Donegal Group, Inc. Class A	2,717	38,228
Donnelley Financial Solutions, Inc.*	122,142	1,631,817
Eagle Bancorp, Inc.	23,364	625,922
Employers Holdings, Inc.	11,011	333,083
Enova International, Inc.*	19,248	315,475
Enterprise Financial Services Corporation	27,702	755,434
Esquire Financial Holdings, Inc.*	1,766	26,490
Essent Group, Ltd.	45,206	1,673,074
Evans Bancorp, Inc.	529	11,770
Evercore, Inc. Class A	19,200	1,256,832
EZCORP, Inc. Class A*	42,452	213,534
FB Financial CorporationΔ	6,539	164,260
FedNat Holding Co.	4,202	26,557
Financial Institutions, Inc.	5,045	77,693
First Bancorp	152,941	1,597,221
First Commonwealth Financial Corporation	20,001	154,808
First Financial Bancorp	75,697	908,742
First Financial Corporation	3,279	102,961
First Foundation, Inc.	18,075	236,240
First Hawaiian, Inc.	25,728	372,284
First Internet Bancorp	1,807	26,617
First Interstate BancSystem, Inc. Class A	43,669	1,390,858
First Merchants Corporation	3,286	76,104
Focus Financial Partners, Inc. Class A*	50,700	1,662,453
Great Southern Bancorp, Inc.	3,182	115,252
Great Western Bancorp, Inc.	38,595	480,508
Green Dot Corporation Class A*	54,046	2,735,268
Guaranty Bancshares, Inc.	1,658	41,268
Hallmark Financial Services, Inc.*	4,066	10,653
Hamilton Lane, Inc. Class A	52,402	3,384,645
Hanmi Financial Corporation	29,739	244,157
HBT Financial, Inc.	7,151	80,234
HCI Group, Inc.	5,681	280,016
Heartland Financial USA, Inc.	4,620	138,577
Heritage Commerce Corporation	14,209	94,561
Heritage Financial Corporation	4,488	82,534
Heritage Insurance Holdings, Inc.	16,807	170,087
Hilltop Holdings, Inc.	65,893	1,356,078
Home Bancorp, Inc.Δ	821	19,827
Home BancShares, Inc.	135,419	2,052,952

See Notes to Schedules of Investments.

	Shares	Value
HomeStreet, Inc.	17,416	$448,636
HomeTrust Bancshares, Inc.	7,908	107,391
Houlihan Lokey, Inc.	27,000	1,594,350
Independent Bank Corporation	35,061	1,402,288
Independent Bank Group, Inc.Δ	62,230	2,749,321
James River Group Holdings, Ltd.	41,834	1,862,868
Kearny Financial Corporation	5,549	40,008
Kemper Corporation	10,034	670,572
Lakeland Bancorp, Inc.	10,447	103,948
Lakeland Financial Corporation	4,235	174,482
LendingClub Corporation*	64,000	301,440
LendingTree, Inc.Δ*	6,800	2,086,852
Live Oak Bancshares, Inc.Δ	15,674	397,022
Macatawa Bank Corporation	7,429	48,511
Marlin Business Services Corporation	2,208	15,566
Merchants Bancorp	3,358	66,186
Meridian Bancorp, Inc.	9,486	98,180
Metropolitan Bank Holding Corporation*	1,856	51,968
MidWestOne Financial Group, Inc.	553	9,882
Nicolet Bankshares, Inc.*	2,957	161,482
NMI Holdings, Inc. Class A*	53,584	953,795
Northrim BanCorp, Inc.	2,135	54,421
OFG Bancorp	42,155	525,251
Old National Bancorp	151,478	1,902,564
Old Second Bancorp, Inc.	2,387	17,891
OP Bancorp	4,408	25,214
Origin Bancorp, Inc.	11,299	241,347
Pacific Premier Bancorp, Inc.	107,961	2,174,335
PCSB Financial Corporation	7,152	86,325
Peapack-Gladstone Financial Corporation	10,146	153,712
Peoples Bancorp, Inc.	2,087	39,841
Preferred Bank	10,121	325,087
Primerica, Inc.	4,659	527,119
ProAssurance Corporation	27,950	437,138
Professional Holding Corporation Class AΔ*	1,267	16,990
ProSight Global, Inc.*	33,163	376,068
Protective Insurance Corporation Class B	1,989	26,116
QCR Holdings, Inc.	6,549	179,508
RBB Bancorp	7,072	80,196
Reinsurance Group of America, Inc.	3,453	328,691
Renasant Corporation	15,737	357,545
Riverview Bancorp, Inc.Δ	4,225	17,534
RLI Corporation	10,791	903,530
Select Bancorp, Inc.Δ*	1,734	12,467
Selective Insurance Group, Inc.	65,034	3,348,601
Shore Bancshares, Inc.	2,647	29,064
Sierra Bancorp	3,756	63,063
Signature Bank	14,673	1,217,712
SmartFinancial, Inc.	2,650	36,014
South Plains Financial, Inc.	520	6,453
South State Corporation	41,434	1,995,047
Southern First Bancshares, Inc.*	2,618	63,225
Southern Missouri Bancorp, Inc.	602	14,195
Spirit of Texas Bancshares, Inc.*	2,142	23,905
	Shares	Value
Stewart Information Services Corporation	12,388	$541,727
Stifel Financial Corporation	32,784	1,657,559
Switchback Energy Acquisition Corporation Class A*	5,800	90,480
Third Point Reinsurance, Ltd.*	48,052	333,961
Towne Bank/Portsmouth VA	32,389	531,180
TriCo Bancshares	9,123	223,422
TriState Capital Holdings, Inc.*	6,732	89,132
TrustCo Bank Corporation	59,245	309,259
UMB Financial Corporation	46,955	2,301,265
Umpqua Holdings Corporation	93,450	992,439
United Community Banks, Inc.Δ	70,213	1,188,706
United Fire Group, Inc.	5,693	115,682
United Insurance Holdings Corporation	7,955	48,207
Universal Insurance Holdings, Inc.	13,181	182,425
Valley National BancorpΔ	365,448	2,503,319
Voya Financial, Inc.	4,166	199,676
Waddell & Reed Financial, Inc. Class AΔ	65,691	975,511
Washington Federal, Inc.	18,177	379,172
WesBanco, Inc.	49,510	1,057,534
WSFS Financial Corporation	49,510	1,335,285
		82,646,998
Health Care — 15.9%
Acceleron Pharma, Inc.*	31,200	3,510,936
Acorda Therapeutics, Inc.Δ*	17,066	8,789
Adaptive Biotechnologies CorporationΔ*	51,800	2,519,034
Addus HomeCare CorporationΔ*	23,800	2,249,338
Aduro Biotech, Inc.*	13,567	32,968
Agios Pharmaceuticals, Inc.Δ*	34,294	1,200,290
Allscripts Healthcare Solutions, Inc.*	115,292	938,477
AMAG Pharmaceuticals, Inc.Δ*	45,895	431,413
Amicus Therapeutics, Inc.*	16,876	238,289
AnaptysBio, Inc.*	2,541	37,480
AngioDynamics, Inc.*	23,450	282,807
Aptinyx, Inc.Δ*	5,869	19,837
Arcus Biosciences, Inc.*	44,850	768,729
Assertio Holdings, Inc.*	4,019	2,675
AtriCure, Inc.*	44,900	1,791,510
Beyondspring, Inc.Δ*	4,174	55,556
BioLife Solutions, Inc.Δ*	27,900	807,426
Blueprint Medicines Corporation*	47,060	4,362,462
Bridgebio Pharma, Inc.Δ*	32,300	1,211,896
Catalyst Biosciences, Inc.*	5,197	22,347
ChemoCentryx, Inc.*	25,041	1,372,247
Chimerix, Inc.*	50,860	126,641
Computer Programs and Systems, Inc.	6,636	183,220
Concert Pharmaceuticals, Inc.*	17,230	169,199
CONMED CorporationΔ	21,414	1,684,639
Cross Country Healthcare, Inc.*	20,355	132,104
CryoLife, Inc.Δ*	60,676	1,120,686
Cyclerion Therapeutics, Inc.Δ*	2,436	14,811
Cymabay Therapeutics, Inc.*	7,396	53,547
Deciphera Pharmaceuticals, Inc.*	15,300	784,890
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Enanta Pharmaceuticals, Inc.*	4,154	$190,170
Five Prime Therapeutics, Inc.*	18,741	88,083
G1 Therapeutics, Inc.*	4,663	53,858
GenMark Diagnostics, Inc.*	81,033	1,150,669
GlycoMimetics, Inc.Δ*	9,310	28,582
Gossamer Bio, Inc.Δ*	17,267	214,283
Halozyme Therapeutics, Inc.*	54,640	1,435,939
Hanger, Inc.*	4,336	68,595
Harvard Bioscience, Inc.*	8,404	25,296
HealthEquity, Inc.Δ*	17,200	883,564
HMS Holdings Corporation*	61,500	1,472,925
Inspire Medical Systems, Inc.*	17,600	2,271,280
Intercept Pharmaceuticals, Inc.Δ*	20,508	850,262
Intra-Cellular Therapies, Inc.*	45,000	1,154,700
iRhythm Technologies, Inc.*	8,500	2,023,935
Jounce Therapeutics, Inc.Δ*	5,194	42,383
Lannett Co., Inc.Δ*	21,153	129,245
LHC Group, Inc.*	9,800	2,083,088
Ligand Pharmaceuticals, Inc.Δ*	21,508	2,050,143
Magellan Health, Inc.*	10,628	805,390
Merit Medical Systems, Inc.*	44,052	1,916,262
Molina Healthcare, Inc.*	1,474	269,801
MyoKardia, Inc.*	12,070	1,645,503
Myriad Genetics, Inc.*	43,300	564,632
NanoString Technologies, Inc.Δ*	37,500	1,676,250
Natera, Inc.*	50,775	3,667,986
National HealthCare Corporation	5,383	335,415
NuVasive, Inc.*	32,265	1,567,111
Orthofix Medical, Inc.*	6,773	210,911
Outset Medical, Inc.*	8,100	405,000
Owens & Minor, Inc.	11,651	292,557
Patterson Cos., Inc.	7,733	186,404
Phreesia, Inc.Δ*	74,100	2,380,833
Premier, Inc. Class A	41,905	1,375,741
Prestige Consumer Healthcare, Inc.Δ*	54,900	1,999,458
Providence Service Corporation (The)*	6,493	603,265
PTC Therapeutics, Inc.*	68,007	3,179,327
Repligen Corporation*	1,233	181,917
Retrophin, Inc.*	95,759	1,767,711
Rubius Therapeutics, Inc.Δ*	15,712	78,717
Savara, Inc.*	1,945	2,120
Shockwave Medical, Inc.Δ*	34,464	2,612,371
Silk Road Medical, Inc.*	26,500	1,781,065
Spectrum Pharmaceuticals, Inc.*	103,045	420,424
STAAR Surgical Co.*	28,700	1,623,272
Supernus Pharmaceuticals, Inc.Δ*	87,397	1,821,353
Sutro Biopharma, Inc.Δ*	3,091	31,065
Tabula Rasa HealthCare, Inc.Δ*	39,636	1,615,960
Tandem Diabetes Care, Inc.*	18,300	2,077,050
Taysha Gene Therapies, Inc.Δ*	21,500	481,600
Theravance Biopharma, Inc.Δ*	6,628	97,995
TransMedics Group, Inc.Δ*	22,430	309,085
Ultragenyx Pharmaceutical, Inc.*	35,534	2,920,539
United Therapeutics Corporation*	3,083	311,383
Vanda Pharmaceuticals, Inc.Δ*	160,137	1,546,923
Varex Imaging Corporation*	24,688	314,031
	Shares	Value
VYNE Therapeutics, Inc.Δ*	634	$1,052
		85,428,722
Industrials — 16.4%
ABM Industries, Inc.	54,900	2,012,634
AGCO Corporation	7,469	554,723
Albany International Corporation Class A	37,603	1,861,725
Ameresco, Inc. Class AΔ*	28,901	965,293
Apogee Enterprises, Inc.	18,256	390,131
Applied Industrial Technologies, Inc.	25,516	1,405,932
ArcBest Corporation	25,387	788,520
Arcosa, Inc.	33,893	1,494,342
ASGN, Inc.*	65,189	4,143,413
Astec Industries, Inc.	10,794	585,575
Astronics Corporation*	31,237	241,150
Axon Enterprise, Inc.*	22,000	1,995,400
AZEK Co., Inc. (The)*	54,100	1,883,221
Barnes Group, Inc.	24,224	865,766
Barrett Business Services, Inc.	11,851	621,466
BrightView Holdings, Inc.Δ*	81,665	930,981
Brink's Co. (The)	41,537	1,706,755
Builders FirstSource, Inc.*	42,700	1,392,874
CAI International, Inc.	2,521	69,403
Casella Waste Systems, Inc. Class A*	63,610	3,552,618
CECO Environmental Corporation*	21,173	154,351
Charah Solutions, Inc.*	11,156	34,249
CIRCOR International, Inc.Δ*	30,300	828,705
Clean Harbors, Inc.*	49,800	2,790,294
Colfax Corporation*	20,550	644,448
Columbus McKinnon CorporationΔ	47,060	1,557,686
Commercial Vehicle Group, Inc.Δ*	20,616	134,622
CSW Industrials, Inc.	1,816	140,286
Deluxe Corporation	42,731	1,099,469
DXP Enterprises, Inc.*	47,898	772,595
Dycom Industries, Inc.*	20,929	1,105,470
Echo Global Logistics, Inc.*	23,619	608,662
EMCOR Group, Inc.	30,763	2,082,963
EnPro Industries, Inc.	18,032	1,017,185
ESCO Technologies, Inc.	15,988	1,287,993
Exponent, Inc.	20,900	1,505,427
Federal Signal Corporation	66,550	1,946,587
Foundation Building Materials, Inc.*	60,532	951,563
GMS, Inc.*	21,435	516,584
Graham Corporation	13,668	174,540
Healthcare Services Group, Inc.	42,960	924,929
Heidrick & Struggles International, Inc.	11,128	218,665
Herc Holdings, Inc.*	15,194	601,834
Hub Group, Inc. Class A*	34,905	1,752,056
Hurco Cos., Inc.	11,459	325,436
InnerWorkings, Inc.*	7,011	20,963
Insperity, Inc.	9,670	633,288
Insteel Industries, Inc.	857	16,026
Interface, Inc.	66,241	405,395
Kadant, Inc.Δ	14,621	1,602,754
Kelly Services, Inc. Class A	14,515	247,336

See Notes to Schedules of Investments.

	Shares	Value
Kimball International, Inc. Class B	21,663	$228,328
Korn Ferry	23,279	675,091
L.B. Foster Co. Class A*	3,644	48,902
LSI Industries, Inc.Δ	8,430	56,903
Lydall, Inc.Δ*	13,195	218,245
Manitowoc Co., Inc. (The)*	25,213	212,041
ManpowerGroup, Inc.	4,083	299,406
MasTec, Inc.*	35,861	1,513,334
MRC Global, Inc.*	77,476	331,597
MYR Group, Inc.*	52,416	1,948,827
NOW, Inc.*	96,580	438,473
NV5 Global, Inc.*	14,395	759,624
Orion Group Holdings, Inc.*	3,577	9,837
Park-Ohio Holdings CorporationΔ	5,509	88,530
Parsons CorporationΔ*	49,100	1,646,814
Pitney Bowes, Inc.	123,865	657,723
Powell Industries, Inc.	6,703	161,743
Primoris Services Corporation	27,315	492,763
Proto Labs, Inc.*	5,900	764,050
Quanex Building Products Corporation	12,633	232,953
Radiant Logistics, Inc.*	13,631	70,063
Resideo Technologies, Inc.*	24,778	272,558
REV Group, Inc.	24,329	191,956
Rexnord Corporation	152,123	4,539,350
SkyWest, Inc.	16,554	494,302
Steelcase, Inc. Class A	12,063	121,957
Team, Inc.Δ*	21,123	116,177
Terex Corporation	35,493	687,144
Tetra Tech, Inc.	26,435	2,524,542
Timken Co. (The)	26,249	1,423,221
TriNet Group, Inc.*	35,500	2,105,860
Triumph Group, Inc.Δ	54,704	356,123
TrueBlue, Inc.*	41,312	639,923
Tutor Perini Corporation*	45,552	506,994
UniFirst Corporation	6,022	1,140,386
US Ecology, Inc.	39,676	1,296,215
Vectrus, Inc.*	10,473	397,974
Veritiv Corporation*	12,618	159,744
Wabash National Corporation	28,230	337,631
Werner Enterprises, Inc.	37,110	1,558,249
WESCO International, Inc.*	30,008	1,320,952
WillScot Mobile Mini Holdings Corporation*	225,548	3,762,141
		88,372,929
Information Technology — 17.0%
2U, Inc.Δ*	45,500	1,540,630
ADTRAN, Inc.	15,821	162,244
Advanced Energy Industries, Inc.*	9,247	582,006
Alpha & Omega Semiconductor, Ltd.*	12,529	160,622
Ambarella, Inc.*	10,125	528,322
Arlo Technologies, Inc.*	40,505	213,056
Aviat Networks, Inc.*	2,112	46,380
Avnet, Inc.	63,202	1,633,140
Bel Fuse, Inc. Class B	4,316	46,095
Belden, Inc.	47,934	1,491,706
Benchmark Electronics, Inc.	27,901	562,205
	Shares	Value
BigCommerce Holdings, Inc. Series 1Δ*	1,600	$133,280
Bill.com Holdings, Inc.*	13,400	1,344,154
Blackbaud, Inc.	11,138	621,835
Blackline, Inc.Δ*	9,528	853,995
Bottomline Technologies de, Inc.*	36,900	1,555,704
Box, Inc. Class A*	28,698	498,197
Brooks Automation, Inc.	69,236	3,202,857
Cabot Microelectronics Corporation	10,600	1,513,786
Cass Information Systems, Inc.	9,824	395,318
CDK Global, Inc.	9,863	429,928
Cirrus Logic, Inc.*	10,618	716,184
Coherent, Inc.*	12,583	1,395,832
CommScope Holding Co., Inc.*	6,370	57,330
Comtech Telecommunications Corporation	17,070	238,980
Conduent, Inc.*	238,425	758,191
Daktronics, Inc.	21,867	86,593
Diebold Nixdorf, Inc.*	11,240	85,874
Duck Creek Technologies, Inc.Δ*	1,300	59,059
DZS, Inc.Δ*	4,097	38,389
EMCORE Corporation*	12,048	39,156
Envestnet, Inc.*	27,600	2,129,616
Euronet Worldwide, Inc.*	4,188	381,527
EVERTEC, Inc.	39,338	1,365,422
Evo Payments, Inc. Class A*	48,600	1,207,710
ExlService Holdings, Inc.*	66,064	4,358,242
I3 Verticals, Inc. Class A*	82,100	2,073,025
II-VI, Inc.Δ*	77,396	3,139,182
Infinera CorporationΔ*	69,938	430,818
J2 Global, Inc.Δ*	30,625	2,119,862
KBR, Inc.	55,497	1,240,913
Kimball Electronics, Inc.*	4,378	50,610
Kulicke & Soffa Industries, Inc.	105,377	2,360,445
KVH Industries, Inc.Δ*	476	4,289
Limelight Networks, Inc.*	94,329	543,335
Littelfuse, Inc.	13,200	2,340,888
MACOM Technology Solutions Holdings, Inc.*	11,338	385,605
MaxLinear, Inc.*	65,946	1,532,585
Medallia, Inc.Δ*	90,600	2,484,252
MKS Instruments, Inc.	16,925	1,848,718
NeoPhotonics Corporation*	35,447	215,872
NETGEAR, Inc.*	61,685	1,901,132
NetScout Systems, Inc.*	30,779	671,906
New Relic, Inc.Δ*	39,200	2,209,312
NIC, Inc.	135,800	2,675,260
nLight, Inc.Δ*	42,900	1,007,292
Onto Innovation, Inc.*	59,476	1,771,195
PCTEL, Inc.*	6,436	36,428
Pixelworks, Inc.Δ*	20,908	42,861
Plantronics, Inc.Δ	34,323	406,384
Pluralsight, Inc. Class AΔ*	68,200	1,168,266
Priority Technology Holdings, Inc.Δ*	122,900	387,750
Q2 Holdings, Inc.Δ*	61,777	5,637,769
Quantum Corporation*	15,727	72,344
Rapid7, Inc.*	38,327	2,347,145
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
RealPage, Inc.*	14,800	$853,072
Repay Holdings CorporationΔ*	114,900	2,700,150
Ribbon Communications, Inc.*	41,395	160,199
Sailpoint Technologies Holdings, Inc.*	86,000	3,403,020
Sapiens International Corporation NV	9,551	292,070
ScanSource, Inc.*	8,488	168,317
SeaChange International, Inc.Δ*	36,686	31,932
Semtech Corporation*	33,529	1,775,696
Silicon Laboratories, Inc.*	14,035	1,373,325
Smartsheet, Inc. Class A*	45,800	2,263,436
Sumo Logic, Inc.Δ*	8,700	189,660
Super Micro Computer, Inc.Δ*	5,043	133,135
Synaptics, Inc.*	9,948	800,018
Synchronoss Technologies, Inc.Δ*	46,658	140,441
Telenav, Inc.*	19,582	70,495
Teradata Corporation*	92,166	2,092,168
TTEC Holdings, Inc.	11,026	601,468
Varonis Systems, Inc.Δ*	9,107	1,051,130
Veeco Instruments, Inc.*	22,438	261,851
Vertex, Inc. Class AΔ*	68,800	1,582,400
		91,482,991
Materials — 4.7%
AdvanSix, Inc.*	21,259	273,816
Ashland Global Holdings, Inc.	5,170	366,656
Avient Corporation	66,000	1,746,360
Balchem Corporation	14,761	1,441,116
Boise Cascade Co.	89,358	3,567,171
Coeur Mining, Inc.*	83,817	618,569
Eagle Materials, Inc.	3,117	269,059
Element Solutions, Inc.*	9,901	104,060
Ferro Corporation*	82,881	1,027,724
Graphic Packaging Holding Co.	151,516	2,134,860
Intrepid Potash, Inc.*	3,731	31,490
Kaiser Aluminum Corporation	24,347	1,304,756
Kraton CorporationΔ*	19,905	354,707
Minerals Technologies, Inc.	73,516	3,756,668
Neenah, Inc.	35,574	1,332,958
O-I Glass, Inc.	20,889	221,215
Olympic Steel, Inc.	7,964	90,471
Pactiv Evergreen, Inc.*	49,619	630,161
Quaker Chemical CorporationΔ	10,894	1,957,761
Ryerson Holding Corporation*	12,472	71,465
Schnitzer Steel Industries, Inc. Class A	25,656	493,365
Stepan Co.	10,266	1,118,994
Tecnoglass, Inc.	26,935	142,756
TimkenSteel CorporationΔ*	32,396	115,006
Trinseo SA	20,642	529,261
Verso Corporation Class A	7,734	61,021
Worthington Industries, Inc.Δ	45,255	1,845,499
		25,606,945
Real Estate — 4.5%
Altisource Portfolio Solutions SAΔ*	3,725	47,196
American Assets Trust, Inc. REIT	38,255	921,563
Armada Hoffler Properties, Inc. REIT	102,647	950,511
Brandywine Realty Trust REIT	109,207	1,129,200
	Shares	Value
CareTrust REIT, Inc.	14,467	$257,440
CoreCivic, Inc. REIT	35,254	282,032
CorePoint Lodging, Inc. REIT	25,820	140,719
Cousins Properties, Inc. REIT	50,579	1,446,054
CTO Realty Growth, Inc.	2,111	93,095
EastGroup Properties, Inc. REIT	17,505	2,263,922
Four Corners Property Trust, Inc. REIT	33,046	845,647
Franklin Street Properties Corporation REITΔ	34,957	127,943
Front Yard Residential Corporation REIT	64,941	567,584
Highwoods Properties, Inc. REIT	10,074	338,184
Investors Real Estate Trust REIT	9,133	595,198
Kennedy-Wilson Holdings, Inc.	152,325	2,211,759
Kite Realty Group Trust REIT	178,243	2,064,054
Lexington Realty Trust REIT	163,064	1,704,019
National Health Investors, Inc. REITΔ	11,252	678,158
National Storage Affiliates Trust REIT	21,837	714,288
New Senior Investment Group, Inc. REIT	63,363	253,452
Pebblebrook Hotel Trust REITΔ	52,852	662,236
Physicians Realty Trust REIT	161,618	2,894,578
Piedmont Office Realty Trust, Inc. Class A REIT	50,807	689,451
Retail Opportunity Investments Corporation REIT	8,572	89,277
Retail Value, Inc. REIT	10,993	138,182
RPT Realty REIT	106,737	580,649
Sabra Health Care REIT, Inc.	16,508	227,563
SITE Centers Corporation REIT	25,493	183,550
Spirit Realty Capital, Inc. REIT	7,738	261,157
Summit Hotel Properties, Inc. REIT	92,126	477,213
Weingarten Realty Investors REIT	33,429	566,956
		24,402,830
Utilities — 1.9%
Black Hills Corporation	23,348	1,248,885
Hawaiian Electric Industries, Inc.	4,889	162,510
NorthWestern Corporation	38,346	1,865,150
PNM Resources, Inc.	6,254	258,478
Portland General Electric Co.	23,564	836,522
South Jersey Industries, Inc.Δ	96,356	1,856,780
Southwest Gas Holdings, Inc.	10,172	641,853
Spire, Inc.	35,875	1,908,550
Sunnova Energy International, Inc.*	41,700	1,268,097
		10,046,825
Total Common Stocks (Cost $489,532,406)		500,581,306
FOREIGN COMMON STOCKS — 3.3%
France — 0.2%
Talend SA ADRΔ*	24,400	952,576
Germany — 0.4%
MorphoSys AG ADR*	63,500	1,993,265
Ireland — 0.1%
Adient PLC*	26,357	456,767
Prothena Corporation PLC*	20,251	202,307

See Notes to Schedules of Investments.

	Shares	Value
Strongbridge Biopharma PLCΔ*	15,576	$32,710
		691,784
Israel — 0.5%
JFrog, Ltd.Δ*	26,100	2,209,365
Tufin Software Technologies, Ltd.Δ*	72,600	598,950
		2,808,315
Jersey — 1.4%
Mimecast, Ltd.Δ*	25,537	1,198,196
Quotient, Ltd.Δ*	196,300	1,008,982
WNS Holdings, Ltd. ADR*	79,050	5,056,038
		7,263,216
Netherlands — 0.2%
Wright Medical Group NV*	41,041	1,253,392
Switzerland — 0.2%
CRISPR Therapeutics AGΔ*	13,700	1,145,868
United Kingdom — 0.3%
Cardtronics PLC Class A*	36,999	732,580
LivaNova PLC*	14,839	670,871
Luxfer Holdings PLC	28,559	358,416
		1,761,867
Total Foreign Common Stocks (Cost $16,525,597)		17,870,283
PREFERRED STOCK — 0.4%
CuriosityStream LLC
0.00 CONVΨ†††* (Cost $1,956,000)	195,600	1,956,000
Total Preferred Stocks (Cost $1,956,000)		1,956,000
MASTER LIMITED PARTNERSHIP — 0.4%
Compass Diversified Holdings	77,788	1,482,639
Enviva Partners LP	22,937	923,444
Total Master Limited Partnership (Cost $2,305,913)		2,406,083
MONEY MARKET FUNDS — 5.6%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	15,037,033	15,037,032
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	12,442,790	12,442,790
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	2,727,366	2,727,366
Total Money Market Funds (Cost $30,207,188)		30,207,188
TOTAL INVESTMENTS — 102.6% (Cost $540,527,104)		553,020,860
Liabilities in Excess of Other Assets — (2.6)%		(14,206,337)
NET ASSETS — 100.0%		$538,814,523
See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CME Russell 2000 Index E-Mini	12/2020	94	$7,070,680	$139,292
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$500,581,306	$500,581,306	$—	$—
Foreign Common Stocks	17,870,283	17,870,283	—	—
Master Limited Partnership	2,406,083	2,406,083	—	—
Money Market Funds	30,207,188	30,207,188	—	—
Preferred Stock	1,956,000	—	—	1,956,000
Total Assets - Investments in Securities	$553,020,860	$551,064,860	$ —	$1,956,000
Other Financial Instruments***
Futures Contracts	$139,292	$139,292	$—	$—
Total Assets - Other Financial Instruments	$139,292	$139,292	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
There were no transfers to or from Level 3 during the period ended September 30, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCK — 0.1%
Health Care — 0.1%
BeiGene, Ltd. ADR* (Cost $279,659)	1,805	$517,024
FOREIGN COMMON STOCKS — 94.5%
Australia — 6.4%
Afterpay, Ltd.*	13,840	815,794
AGL Energy, Ltd.	36,482	356,222
AMP, Ltd.	113,756	107,121
Ampol, Ltd.	11,404	196,818
APA Group	53,822	400,096
ASX, Ltd.	12,087	706,674
Aurizon Holdings, Ltd.	137,275	422,309
AusNet Services	180,811	244,083
Australia & New Zealand Banking Group, Ltd.	146,614	1,829,157
BHP Group, Ltd.	150,276	3,882,171
BlueScope Steel, Ltd.	20,263	186,700
Brambles, Ltd.	90,382	686,274
CIMIC Group, Ltd.*	2,882	38,604
Coca-Cola Amatil, Ltd.	71,598	490,081
Cochlear, Ltd.	3,288	469,752
Coles Group, Ltd.	75,057	914,402
Commonwealth Bank of Australia	86,026	3,958,598
Computershare, Ltd.	44,623	394,767
CSL, Ltd.	22,218	4,589,502
Dexus REIT	62,896	402,844
Evolution Mining, Ltd.	116,983	488,689
Fortescue Metals Group, Ltd.	82,232	966,064
Goodman Group REIT	95,455	1,235,897
GPT Group (The) REIT	130,876	368,180
Insurance Australia Group, Ltd.	151,186	478,416
Lendlease Corporation, Ltd.	34,784	277,871
Macquarie Group, Ltd.	19,417	1,683,149
Magellan Financial Group, Ltd.	5,400	222,718
Medibank Pvt., Ltd.	222,639	401,729
Mirvac Group REIT	247,355	387,753
National Australia Bank, Ltd.	162,373	2,085,997
Newcrest Mining, Ltd.	36,206	821,005
Northern Star Resources, Ltd.	45,766	453,497
Orica, Ltd.	36,339	404,592
Origin Energy, Ltd.	62,971	195,016
Qantas Airways, Ltd.*	66,392	194,704
QBE Insurance Group, Ltd.	71,406	444,148
REA Group, Ltd.	5,388	429,040
Rio Tinto, Ltd.	19,363	1,322,520
Santos, Ltd.	107,596	380,436
Scentre Group REIT	252,947	402,729
SEEK, Ltd.	15,462	238,524
Sonic Healthcare, Ltd.	25,549	606,717
South32, Ltd.	201,814	299,503
Stockland REIT	85,681	234,065
Suncorp Group, Ltd.	85,021	519,013
Sydney Airport	102,461	435,098
Telstra Corporation, Ltd.	295,063	590,790
TPG Telecom, Ltd.*	15,539	81,999
Transurban Group	151,919	1,551,230
	Shares	Value
Unibail-Rodamco-WestfieldΔ	10,140	$17,997
Vicinity Centres REIT	137,781	137,589
Washington H Soul Pattinson & Co., Ltd.	1,395	23,696
Wesfarmers, Ltd.	75,932	2,427,111
Westpac Banking Corporation	190,666	2,318,366
Woodside Petroleum, Ltd.	59,487	755,013
		44,972,830
Austria — 0.2%
ANDRITZ AG	5,278	162,909
Erste Group Bank AG*	12,654	264,980
OMV AGΔ*	10,806	295,664
Raiffeisen Bank International AG*	17,854	273,273
Verbund AG	1,978	108,023
voestalpine AGΔ	4,506	118,759
		1,223,608
Belgium — 0.7%
Ageas SA/NV	8,844	361,889
Colruyt SA	5,111	331,687
Elia Group SA/NVΔ	3,556	355,488
Galapagos NV*	1,973	279,712
Groupe Bruxelles Lambert SA	5,551	500,433
KBC Group NV	13,105	657,165
Proximus SADP	7,723	140,891
Sofina SA	1,614	440,633
Solvay SA	4,910	422,419
Telenet Group Holding NV	6,213	241,153
UCB SA	7,331	832,609
Umicore SAΔ	9,507	395,439
		4,959,518
Denmark — 2.2%
Ambu A/S Class BΔ	12,493	351,795
AP Moeller - Maersk A/S Class A	725	1,061,246
AP Moeller - Maersk A/S Class B	60	94,853
Chr. Hansen Holding A/S	9,414	1,045,011
Coloplast A/S Class B	7,502	1,188,985
Danske Bank A/SΔ*	52,273	707,050
Demant A/S*	13,113	411,238
DSV Panalpina A/S	11,994	1,945,465
Genmab A/S*	4,030	1,462,510
GN Store Nord A/S	11,286	850,251
H Lundbeck A/S	15,592	513,542
Novozymes A/S, B Shares	12,803	804,699
Orsted A/S 144A	13,824	1,905,783
Pandora A/S	15,048	1,085,530
Tryg A/S	14,443	454,702
Vestas Wind Systems A/S	12,338	1,993,901
		15,876,561
Finland — 1.3%
Elisa OYJ	7,229	425,002
Fortum OYJ	22,487	454,646
Kone OYJ Class B	17,299	1,518,913
Neste OYJ	23,301	1,227,025
Nokia OYJ*	282,487	1,105,614

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nordea Bank Abp*	1,819	$13,811
Nordea Bank Abp (Stockholm Exchange)*	163,500	1,242,393
Orion OYJ Class B	7,634	345,871
Sampo OYJ, A Shares	22,968	909,599
Stora Enso OYJ, R Shares	39,220	613,875
UPM-Kymmene OYJ	27,891	848,916
Wartsila OYJ Abp	14,669	115,197
		8,820,862
France — 9.4%
Accor SA*	16,778	469,617
Aeroports de Paris	2,564	254,361
Air Liquide SA	24,987	3,960,683
Alstom SA*	12,266	612,724
Amundi SA 144A*	3,229	227,595
Arkema SA	2,715	287,856
Atos SE*	4,922	395,513
AXA SA	94,288	1,745,080
BioMerieux	2,764	432,650
BNP Paribas SA*	56,855	2,056,704
Bollore SA	53,876	200,677
Bouygues SA	11,283	389,899
Bureau Veritas SA*	15,449	348,241
Capgemini SE	7,893	1,012,636
Carrefour SA	29,587	472,773
Cie de St-Gobain*	30,007	1,256,909
Cie Generale des Etablissements Michelin SCA	9,675	1,038,588
CNP Assurances*	6,718	84,252
Covivio REIT	3,117	218,872
Credit Agricole SA*	64,703	564,527
Danone SA	35,410	2,293,685
Dassault Aviation SA*	92	77,607
Dassault Systemes SA	7,719	1,440,227
Edenred	13,509	606,503
Eiffage SA*	4,139	337,803
Electricite de France SA	30,955	326,992
Engie SA*	92,715	1,238,999
EssilorLuxottica SA*	16,549	2,252,922
Eurazeo SE*	3,083	166,914
Eurofins Scientific SE Millicom International Cellular SA SDR*	602	476,885
Faurecia SE*	3,831	165,133
Gecina SA REIT	2,894	381,504
Getlink SE*	33,090	448,247
Hermes International	2,203	1,897,340
ICADE REIT	2,606	146,015
Iliad SA	1,222	224,157
Ingenico GroupΔ*	2,895	448,530
Ipsen SA	3,144	328,654
JCDecaux SAΔ*	12,986	224,504
Kering SA	4,371	2,899,471
Klepierre REITΔ	14,221	199,065
L’Oreal SA	13,107	4,265,400
Legrand SA	14,953	1,190,996
Natixis SA*	54,091	121,558
Orange SA	111,352	1,159,793
Orpea*	3,616	410,838
	Shares	Value
Peugeot SAΔ*	38,149	$691,812
Publicis Groupe SAΔ	10,601	341,670
Renault SA*	7,966	206,645
Safran SA*	17,283	1,700,425
Sanofi	59,791	5,991,767
Sartorius Stedim Biotech	1,344	463,899
Schneider Electric SE	28,797	3,579,436
SCOR SE*	5,564	154,913
SEB SA	1,701	276,704
SES SA	12,769	90,397
Societe Generale SA*	43,102	572,133
Sodexo SA	8,013	571,197
Suez SA	19,394	358,344
Teleperformance	3,439	1,060,251
Thales SA	5,883	440,918
TOTAL SEΔ	128,135	4,400,484
Ubisoft Entertainment SA*	5,285	476,327
Valeo SAΔ	12,169	373,688
Veolia Environnement SA	34,427	742,800
Vinci SA	26,988	2,255,025
Vivendi SA	43,305	1,209,460
Wendel SE	1,720	156,024
Worldline SA 144A*	8,642	707,635
		66,581,853
Germany — 8.5%
adidas AG*	10,242	3,307,574
Allianz SE	20,639	3,961,240
Aroundtown SA*	49,132	246,636
BASF SE	49,207	2,996,513
Bayerische Motoren Werke AG	20,141	1,461,777
Beiersdorf AG	7,547	856,867
Brenntag AG	7,869	500,326
Carl Zeiss Meditec AG	3,097	391,153
Commerzbank AG*	39,511	194,305
Continental AG	6,871	744,599
Covestro AG 144A	8,920	442,343
Daimler AG	40,518	2,185,748
Delivery Hero SE 144A*	7,307	838,400
Deutsche Bank AG*	106,092	894,293
Deutsche Boerse AG	10,390	1,821,578
Deutsche Lufthansa AG*	24,903	215,704
Deutsche Post AG	55,483	2,517,573
Deutsche Telekom AG	179,835	2,994,261
Deutsche Wohnen SE	19,733	986,241
E.ON SE	119,749	1,319,923
Evonik Industries AG	13,302	344,109
Fraport AG Frankfurt Airport ServicesWorldwide*	2,669	105,083
Fresenius Medical Care AG & Co. KGaA	12,487	1,055,610
Fresenius SE & Co. KGaA	22,478	1,022,172
GEA Group AG	7,555	264,713
Hannover Rueck SE	3,483	539,206
HeidelbergCement AG	7,836	478,826
Henkel AG & Co. KGaA	8,135	760,852
HOCHTIEF AG	586	45,491
Infineon Technologies AG	66,670	1,879,147

See Notes to Schedules of Investments.

	Shares	Value
KION Group AG	3,162	$270,001
Knorr-Bremse AG	3,578	421,351
LANXESS AG	3,845	219,996
LEG Immobilien AG	4,785	682,049
MTU Aero Engines AG	2,932	486,040
Muenchener Rueckversicherungs-Gesellschaft AG	6,780	1,723,594
Nemetschek SE	5,616	410,481
Puma SE*	6,431	578,116
RWE AG	34,335	1,285,824
SAP SE	51,335	7,993,794
Scout24 AG 144A	6,998	610,415
Siemens AG	37,926	4,789,641
Siemens Energy AG*	18,963	511,363
Siemens Healthineers AG 144A	9,703	435,553
Symrise AG	6,729	929,427
TeamViewer AG 144A*	8,356	412,117
Telefonica Deutschland Holding AG	56,298	143,884
Uniper SE	8,857	285,896
United Internet AG	5,566	212,860
Vonovia SE	27,008	1,851,479
Zalando SE 144A*	8,326	777,897
		60,404,041
Hong Kong — 3.0%
AIA Group, Ltd.	608,600	6,049,543
Bank of East Asia, Ltd. (The)	70,050	129,317
BOC Hong Kong Holdings, Ltd.	203,500	539,476
CK Asset Holdings, Ltd.	142,500	700,207
CK Hutchison Holdings, Ltd.	149,000	902,903
CK Infrastructure Holdings, Ltd.	35,000	164,248
CLP Holdings, Ltd.	91,000	849,690
Hang Lung Properties, Ltd.Δ	117,000	298,182
Hang Seng Bank, Ltd.	44,300	656,295
Henderson Land Development Co., Ltd.	142,275	528,284
HK Electric Investments & HK Electric Investments, Ltd.	233,000	240,892
HKT Trust & HKT, Ltd.	253,000	335,809
Hong Kong & China Gas Co., Ltd.	637,275	925,348
Hong Kong Exchanges and Clearing, Ltd.	61,597	2,899,586
Kerry Properties, Ltd.	66,000	169,741
Link REIT	122,994	1,007,860
MTR Corporation, Ltd.Δ	146,963	729,364
New World Development Co., Ltd.	135,466	661,306
Pacific Century Premium Developments, Ltd.*	47,412	12,502
PCCW, Ltd.	439,000	262,620
Power Assets Holdings, Ltd.	77,000	405,848
Sino Land Co., Ltd.	280,604	328,505
Sun Hung Kai Properties, Ltd.	83,000	1,069,582
Swire Pacific, Ltd. Class A	22,500	108,933
Swire Properties, Ltd.	63,800	169,043
Techtronic Industries Co., Ltd.	56,000	744,560
WH Group, Ltd. 144A	557,000	454,349
	Shares	Value
Wharf Real Estate Investment Co., Ltd.	57,000	$233,647
		21,577,640
Ireland — 0.7%
CRH PLC	45,968	1,666,861
DCC PLC	5,616	434,750
James Hardie Industries PLC CDI	16,895	405,004
Kerry Group PLC Class A	8,753	1,121,134
Kingspan Group PLC*	10,626	967,033
Smurfit Kappa Group PLC	17,166	673,559
		5,268,341
Israel — 0.5%
Azrieli Group, Ltd.	1,239	55,316
Bank Hapoalim BM	48,532	259,304
Bank Leumi Le-Israel BM	65,831	289,812
Check Point Software Technologies, Ltd.*	5,794	697,250
Elbit Systems, Ltd.	1,618	196,404
ICL Group, Ltd.	44,785	158,251
Israel Discount Bank, Ltd. Class A	52,953	142,851
Nice, Ltd.*	2,756	624,853
Teva Pharmaceutical Industries, Ltd. ADR*	65,101	586,560
Wix.com, Ltd.*	2,346	597,878
		3,608,479
Italy — 1.8%
Assicurazioni Generali SpA	54,200	763,918
Atlantia SpA*	29,878	467,927
DiaSorin SpA	1,915	385,283
Enel SpA	393,766	3,416,281
Eni SpA	112,690	880,793
FinecoBank Banca Fineco SpA*	27,715	381,739
Intesa Sanpaolo SpA*	790,538	1,487,334
Leonardo SpAΔ	20,334	118,764
Mediobanca Banca di Credito Finanziario SpA	21,353	167,320
Moncler SpA*	14,899	609,690
Nexi SpA 144A*	24,702	495,083
Pirelli & C SpA 144A*	23,808	102,011
Poste Italiane SpA 144A	25,999	230,398
Prysmian SpA	8,844	256,721
Recordati Industria Chimica e Farmaceutica SpA	12,235	626,738
Snam SpA	106,584	548,137
Telecom Italia SpA	623,814	250,027
Tenaris SA	20,917	104,210
Terna Rete Elettrica Nazionale SpA	90,920	636,149
UniCredit SpA*	99,177	819,423
		12,747,946
Japan — 24.6%
ABC-Mart, Inc.	100	5,207
Acom Co., Ltd.	3,200	13,920
Advantest Corporation	10,700	520,454
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Aeon Co., Ltd.	41,800	$1,124,456
Aeon Mall Co., Ltd.	900	12,651
AGC, Inc.	7,200	211,604
Aisin Seiki Co., Ltd.	5,800	185,566
Ajinomoto Co., Inc.	31,600	647,643
Alfresa Holdings Corporation	12,100	265,024
ANA Holdings, Inc.*	7,400	171,166
Aozora Bank, Ltd.	500	8,302
Asahi Intecc Co., Ltd.	7,400	232,572
Asahi Kasei Corporation	73,700	642,932
Astellas Pharma, Inc.	106,900	1,593,515
Bandai Namco Holdings, Inc.	11,900	871,914
Bank of Kyoto, Ltd. (The)Δ	600	29,010
Benesse Holdings, Inc.	7,600	195,616
Bridgestone Corporation	31,300	989,367
Brother Industries, Ltd.	11,600	184,526
Calbee, Inc.	7,900	260,210
Canon, Inc.	61,400	1,018,415
Casio Computer Co., Ltd.	2,100	34,004
Central Japan Railway Co.	7,300	1,046,380
Chubu Electric Power Co., Inc.	38,800	471,942
Chugai Pharmaceutical Co., Ltd.	34,200	1,534,742
Chugoku Electric Power Co., Inc. (The)	14,200	177,540
Coca-Cola Bottlers Japan Holdings, Inc.Δ	26,600	445,285
Concordia Financial Group, Ltd.	55,000	191,300
CyberAgent, Inc.	5,700	351,984
Dai Nippon Printing Co., Ltd.	10,500	212,832
Daicel Corporation	3,100	22,343
Daifuku Co., Ltd.	5,500	555,156
Dai-ichi Life Holdings, Inc.	59,800	843,799
Daiichi Sankyo Co., Ltd.	93,600	2,873,311
Daikin Industries, Ltd.	13,000	2,402,066
Daito Trust Construction Co., Ltd.	3,500	310,257
Daiwa House Industry Co., Ltd.	24,600	630,924
Daiwa House REIT Investment CorporationΔ	101	257,720
Daiwa Securities Group, Inc.	49,000	206,090
Denso Corporation	23,900	1,047,579
Dentsu Group, Inc.	10,700	315,827
Disco Corporation	1,500	366,757
East Japan Railway Co.	17,000	1,045,478
Eisai Co., Ltd.	13,800	1,260,386
Electric Power Development Co., Ltd.	8,700	134,191
ENEOS Holdings, Inc.	137,150	489,333
FamilyMart Co., Ltd.Δ	15,400	347,042
FANUC Corporation	9,700	1,861,581
Fast Retailing Co., Ltd.	2,900	1,822,422
Fuji Electric Co., Ltd.Δ	2,700	85,592
FUJIFILM Holdings Corporation	21,200	1,044,987
Fujitsu, Ltd.	10,600	1,448,147
Fukuoka Financial Group, Inc.	5,700	95,805
GLP J-REIT	117	180,073
GMO Payment Gateway, Inc.	300	32,137
Hakuhodo DY Holdings, Inc.	25,700	332,336
Hamamatsu Photonics KK	6,400	323,434
Hankyu Hanshin Holdings, Inc.	13,100	421,154
	Shares	Value
Hikari Tsushin, Inc.	1,200	$286,307
Hino Motors, Ltd.	2,100	13,626
Hirose Electric Co., Ltd.	605	78,169
Hisamitsu Pharmaceutical Co., Inc.	3,300	168,712
Hitachi Metals, Ltd.	2,000	30,840
Hitachi, Ltd.	45,600	1,543,991
Honda Motor Co., Ltd.	77,400	1,838,040
Hoshizaki Corporation	2,100	167,572
Hoya Corporation	18,800	2,122,827
Hulic Co., Ltd.Δ	26,200	245,838
Idemitsu Kosan Co., Ltd.Δ	8,736	186,520
Iida Group Holdings Co., Ltd.	2,500	50,599
Inpex Corporation	43,600	233,966
Isetan Mitsukoshi Holdings, Ltd.Δ	12,100	64,238
Isuzu Motors, Ltd.	18,100	158,298
Ito En, Ltd.Δ	10,900	777,369
ITOCHU Corporation	68,300	1,748,879
Japan Airlines Co., Ltd.*	6,100	113,776
Japan Airport Terminal Co., Ltd.	400	17,721
Japan Exchange Group, Inc.	24,800	695,101
Japan Post Holdings Co., Ltd.	91,500	623,944
Japan Post Insurance Co., Ltd.	12,400	195,242
Japan Prime Realty Investment Corporation REIT	9	27,924
Japan Real Estate Investment Corporation REIT	46	235,177
Japan Retail Fund Investment Corporation REIT	40	61,881
JFE Holdings, Inc.*	23,900	167,343
JGC Holdings Corporation	11,500	119,279
JSR Corporation	2,200	52,290
JTEKT CorporationΔ	2,600	20,394
Kajima Corporation	17,500	210,844
Kakaku.com, Inc.	3,900	102,819
Kansai Electric Power Co., Inc. (The)	34,300	332,432
Kansai Paint Co., Ltd.	12,800	318,144
Kao Corporation	24,200	1,816,713
KDDI Corporation	80,200	2,017,155
Keihan Holdings Co., Ltd.	4,100	170,239
Keikyu CorporationΔ	14,200	218,563
Keio Corporation	7,300	451,912
Keisei Electric Railway Co., Ltd.	1,500	42,366
Keyence Corporation	9,300	4,347,558
Kikkoman Corporation	13,800	765,539
Kintetsu Group Holdings Co., Ltd.	11,300	482,243
Kobayashi Pharmaceutical Co., Ltd.	2,300	222,240
Koito Manufacturing Co., Ltd.	4,300	219,411
Komatsu, Ltd.	38,400	843,381
Konami Holdings Corporation	5,500	237,922
Kose Corporation	1,400	171,413
Kubota Corporation	43,300	775,816
Kuraray Co., Ltd.	7,300	70,829
KuritaWater Industries, Ltd.	900	29,762
Kyocera Corporation	16,300	933,282
Kyowa Kirin Co., Ltd.	13,300	378,476
Kyushu Electric Power Co., Inc.	24,000	217,755
Kyushu Railway Co.Δ	11,000	235,185
Lasertec CorporationΔ	2,400	197,277

See Notes to Schedules of Investments.

	Shares	Value
Lawson, Inc.	3,900	$185,962
LINE CorporationΔ*	4,200	213,786
Lion Corporation	11,600	238,138
LIXIL Group Corporation	11,900	240,526
M3, Inc.	21,500	1,329,910
Makita Corporation	7,900	378,088
Marubeni Corporation	64,200	364,489
Marui Group Co., Ltd.	6,200	118,974
Maruichi Steel Tube, Ltd.Δ	400	10,014
Mazda Motor Corporation	20,700	121,421
McDonald’s Holdings Co. Japan, Ltd.	8,800	428,014
Medipal Holdings Corporation	4,500	90,235
MEIJI Holdings Co., Ltd.	8,000	611,086
MINEBEA MITSUMI, Inc.	13,700	260,961
MISUMI Group, Inc.	9,900	277,566
Mitsubishi Chemical Holdings Corporation	60,200	347,497
Mitsubishi Corporation	77,900	1,864,565
Mitsubishi Electric Corporation	91,900	1,247,010
Mitsubishi Estate Co., Ltd.	63,800	966,417
Mitsubishi Gas Chemical Co., Inc.	5,500	102,319
Mitsubishi Heavy Industries, Ltd.	13,700	303,328
Mitsubishi UFJ Financial Group, Inc.	620,000	2,474,345
Mitsubishi UFJ Lease & Finance Co., Ltd.	38,900	180,743
Mitsui & Co., Ltd.	81,900	1,407,273
Mitsui Chemicals, Inc.	9,400	227,195
Mitsui Fudosan Co., Ltd.	49,800	866,604
Mizuho Financial Group, Inc.	118,790	1,482,698
MonotaRO Co., Ltd.	4,000	198,684
MS&AD Insurance Group Holdings, Inc.	24,300	654,720
Murata Manufacturing Co., Ltd.	27,700	1,801,253
Nabtesco Corporation	3,800	137,964
Nagoya Railroad Co., Ltd.	9,600	263,177
NEC Corporation	15,600	912,503
Nexon Co., Ltd.	18,700	466,449
NGK Spark Plug Co., Ltd.	4,500	78,571
NH Foods, Ltd.	6,500	290,543
Nidec Corporation	20,800	1,950,581
Nihon M&A Center, Inc.Δ	5,400	308,931
Nikon Corporation	13,200	89,069
Nintendo Co., Ltd.	5,800	3,286,809
Nippon Building Fund, Inc. REIT	69	390,539
Nippon Express Co., Ltd.	4,000	233,412
Nippon Paint Holdings Co., Ltd.	7,300	751,508
Nippon Prologis REIT, Inc.Δ	121	408,045
Nippon Shinyaku Co., Ltd.	3,000	247,002
Nippon Steel Corporation*	49,400	466,358
Nippon Telegraph & Telephone Corporation	61,300	1,251,542
Nissan Chemical Corporation	5,900	314,529
Nissan Motor Co., Ltd.*	82,800	292,830
Nisshin Seifun Group, Inc.	15,300	242,828
Nissin Foods Holdings Co., Ltd.	4,300	403,976
Nitori Holdings Co., Ltd.	5,200	1,078,750
Nitto Denko Corporation	7,100	462,556
Nomura Holdings, Inc.	160,800	734,845
	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	184	$230,510
Nomura Research Institute, Ltd.	17,157	505,179
NTT Data Corporation	29,300	374,961
NTT DOCOMO, Inc.	52,900	1,943,870
Obayashi Corporation	26,400	241,013
Obic Co., Ltd.	3,600	633,106
Odakyu Electric Railway Co., Ltd.Δ	15,900	399,692
Oji Holdings Corporation	31,000	142,447
Olympus Corporation	54,000	1,122,970
Omron Corporation	8,300	648,945
Ono Pharmaceutical Co., Ltd.	33,900	1,066,286
Oracle Corporation	700	75,584
Oriental Land Co., Ltd.Δ	11,700	1,640,869
ORIX Corporation	76,900	960,502
Orix JREIT, Inc.Δ	119	183,095
Osaka Gas Co., Ltd.	14,000	272,567
Otsuka Corporation	6,900	352,599
Otsuka Holdings Co., Ltd.	26,100	1,105,735
Pan Pacific International Holdings Corporation	26,100	607,824
Panasonic Corporation	112,600	959,136
Park24 Co., Ltd.	7,600	123,391
PeptiDream, Inc.*	5,900	276,880
Persol Holdings Co., Ltd.	9,400	153,541
Pigeon Corporation	6,500	290,428
Pola Orbis Holdings, Inc.	7,300	137,644
Rakuten, Inc.	35,400	381,717
Recruit Holdings Co., Ltd.Δ	62,200	2,470,295
Renesas Electronics Corporation*	45,200	331,752
Resona Holdings, Inc.	92,600	315,473
Ricoh Co., Ltd.	52,300	353,037
Rinnai Corporation	2,600	253,607
Rohm Co., Ltd.	3,100	239,661
Ryohin Keikaku Co., Ltd.	11,000	182,781
Santen Pharmaceutical Co., Ltd.	34,300	701,294
SBI Holdings, Inc.	9,400	243,572
Secom Co., Ltd.	11,500	1,052,428
Seibu Holdings, Inc.Δ	13,200	142,140
Seiko Epson Corporation	17,200	197,804
Sekisui Chemical Co., Ltd.	16,800	268,721
Sekisui House, Ltd.	31,600	559,975
Seven & i Holdings Co., Ltd.	40,100	1,245,911
SG Holdings Co., Ltd.	7,100	369,439
Sharp Corporation	9,500	118,173
Shimadzu Corporation	15,100	459,589
Shimamura Co., Ltd.	200	19,429
Shimano, Inc.	3,200	631,665
Shimizu Corporation	26,800	201,755
Shin-Etsu Chemical Co., Ltd.	17,900	2,342,293
Shinsei Bank, Ltd.	400	4,939
Shionogi & Co., Ltd.Δ	15,100	808,216
Shiseido Co., Ltd.	23,000	1,331,469
Showa Denko KK	5,600	102,787
SMC Corporation	3,000	1,673,510
SoftBank Corporation	130,600	1,459,369
SoftBank Group CorporationΔ	76,500	4,733,406
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Sohgo Security Services Co., Ltd.	600	$28,582
Sompo Holdings, Inc.	18,400	635,226
Sony Corporation	65,400	5,012,389
Square Enix Holdings Co., Ltd.	4,200	277,962
Subaru Corporation	30,200	586,268
SUMCO CorporationΔ	14,200	200,349
Sumitomo Chemical Co., Ltd.	51,000	168,809
Sumitomo Corporation	71,400	860,691
Sumitomo Dainippon Pharma Co., Ltd.Δ	12,500	164,717
Sumitomo Electric Industries, Ltd.	34,000	382,749
Sumitomo Metal Mining Co., Ltd.	9,900	307,041
Sumitomo Mitsui Financial Group, Inc.	65,400	1,828,637
Sumitomo Mitsui Trust Holdings, Inc.	13,800	367,132
Sumitomo Realty & Development Co., Ltd.	18,000	532,856
Sumitomo Rubber Industries, Ltd.	15,700	145,840
Sundrug Co., Ltd.	6,600	248,787
Suntory Beverage & Food, Ltd.	6,800	255,363
Suzuken Co., Ltd.	1,900	72,474
Suzuki Motor Corporation	19,400	831,055
Sysmex Corporation	7,300	698,479
T&D Holdings, Inc.	22,500	221,812
Taiheiyo Cement Corporation	7,100	181,288
Taisei Corporation	11,000	372,318
Taisho Pharmaceutical Holdings Co., Ltd.	5,400	355,627
Taiyo Nippon Sanso Corporation	1,200	18,451
Takeda Pharmaceutical Co., Ltd.	84,536	3,021,565
TDK Corporation	7,200	786,188
Teijin, Ltd.	2,600	40,322
Terumo Corporation	35,700	1,421,385
TIS, Inc.	19,500	414,179
Tobu Railway Co., Ltd.	10,900	336,829
Toho Co., Ltd.	2,900	119,563
Toho Gas Co., Ltd.Δ	3,400	168,235
Tohoku Electric Power Co., Inc.	19,200	192,424
Tokio Marine Holdings, Inc.	32,100	1,404,522
Tokyo Electric Power Co. Holdings, Inc.*	56,100	154,284
Tokyo Electron, Ltd.	7,700	2,011,661
Tokyo Gas Co., Ltd.	20,300	463,256
Tokyu Corporation	36,400	472,412
Tokyu Fudosan Holdings Corporation	34,600	149,462
Toppan Printing Co., Ltd.	14,000	197,889
Toray Industries, Inc.	85,700	392,078
Toshiba Corporation	16,900	431,112
Tosoh Corporation	16,800	272,765
TOTO, Ltd.	6,700	308,731
Toyo Suisan Kaisha, Ltd.	4,200	221,786
Toyoda Gosei Co., Ltd.	500	11,481
Toyota Industries Corporation	5,300	335,606
Toyota Motor Corporation	104,116	6,910,181
Toyota Tsusho Corporation	7,800	219,385
Trend Micro, Inc.	4,300	262,036
Tsuruha Holdings, Inc.	1,900	269,357
	Shares	Value
Unicharm Corporation	24,000	$1,073,359
United Urban Investment Corporation REIT	156	173,590
USS Co., Ltd.	15,500	277,347
Welcia Holdings Co., Ltd.	4,600	201,726
West Japan Railway Co.	7,800	385,385
Yakult Honsha Co., Ltd.	4,900	272,073
Yamada Denki Co., Ltd.	39,400	196,485
Yamaha Corporation	5,400	258,989
Yamato Holdings Co., Ltd.	10,600	279,230
Yamazaki Baking Co., Ltd.Δ	7,200	125,503
Yaskawa Electric Corporation	9,000	352,108
Yokogawa Electric Corporation	2,500	39,704
Yokohama Rubber Co., Ltd. (The)	1,000	14,235
Z Holdings Corporation	146,400	977,868
ZOZO, Inc.	5,700	159,056
		174,493,518
Jersey — 0.6%
Experian PLC	47,391	1,780,687
Ferguson PLC	10,029	1,009,223
Glencore PLC*	516,891	1,071,606
WPP PLC	75,700	594,545
		4,456,061
Netherlands — 5.2%
ABN AMRO Bank NV CVA 144A*	19,173	160,277
Adyen NV 144A*	879	1,621,302
Aegon NVΔ	94,036	243,395
AerCap Holdings NV*	7,106	179,000
Airbus SE*	30,567	2,216,891
Akzo Nobel NV	11,693	1,181,818
Altice Europe NV*	41,822	199,120
ArcelorMittal SA*	27,312	363,340
Argenx SE*	2,200	581,166
ASML Holding NV	20,949	7,737,998
CNH Industrial NV*	43,467	336,189
EXOR NV	7,115	386,222
Ferrari NV	5,605	1,028,624
Fiat Chrysler Automobiles NV*	57,382	704,359
ING Groep NV*	182,403	1,301,786
Just Eat Takeaway.com NV 144AΔ*	6,944	777,358
Koninklijke Ahold Delhaize NV	58,297	1,723,139
Koninklijke DSM NV	9,032	1,486,953
Koninklijke KPN NV	232,251	544,935
Koninklijke Philips NVΔ*	49,879	2,355,257
Koninklijke Vopak NV	4,650	262,018
NN Group NV	13,113	491,524
Prosus NV*	26,477	2,443,899
QIAGEN NV*	14,497	752,968
Randstad NV*	7,963	415,234
STMicroelectronics NV	37,806	1,159,511
Unibail-Rodamco-Westfield REITΔ	6,095	224,782
Unilever NV	75,394	4,578,480
Wolters Kluwer NV	14,668	1,251,217
		36,708,762

See Notes to Schedules of Investments.

	Shares	Value
New Zealand — 0.3%
a2 Milk Co., Ltd. (The)*	45,565	$463,737
Auckland International Airport, Ltd.	67,484	327,560
Fisher & Paykel Healthcare Corporation, Ltd.	33,637	742,387
Meridian Energy, Ltd.	83,938	276,062
Ryman Healthcare, Ltd.	22,949	215,604
Spark New Zealand, Ltd.	86,942	271,285
		2,296,635
Norway — 0.7%
DNB ASA*	42,506	592,135
Equinor ASAΔ	57,972	821,328
Gjensidige Forsikring ASA	19,578	397,330
Mowi ASA	26,051	463,496
Norsk Hydro ASA*	56,215	155,166
Orkla ASA	60,619	611,796
Schibsted ASA, B Shares*	13,134	523,254
Telenor ASA	45,524	764,292
Yara International ASA	10,434	401,498
		4,730,295
Papua New Guinea — 0.0%
Oil Search, Ltd.	96,983	185,503
Portugal — 0.2%
EDP - Energias de Portugal SA	157,150	772,696
Galp Energia SGPS SA	27,004	250,476
Jeronimo Martins SGPS SA	14,871	239,131
		1,262,303
Singapore — 1.1%
Ascendas REIT	144,607	346,035
CapitaLand Commercial Trust REIT	41,879	50,780
CapitaLand Mall Trust REIT	117,500	167,232
CapitaLand, Ltd.Δ	208,360	416,587
Dairy Farm International Holdings, Ltd.	17,300	65,387
DBS Group Holdings, Ltd.	87,612	1,288,015
Hongkong Land Holdings, Ltd.	79,400	295,816
Jardine Cycle & Carriage, Ltd.	8,811	116,954
Jardine Matheson Holdings, Ltd.	12,200	484,969
Jardine Strategic Holdings, Ltd.	7,400	146,718
Keppel Corporation, Ltd.	93,500	306,277
Oversea-Chinese Banking Corporation, Ltd.	132,443	823,629
Singapore Airlines, Ltd.	234,750	600,743
Singapore Exchange, Ltd.	32,300	217,853
Singapore Technologies Engineering, Ltd.	16,100	41,028
Singapore Telecommunications, Ltd.	431,500	675,329
Suntec REIT	26,900	28,842
United Overseas Bank, Ltd.	53,959	760,131
UOL Group, Ltd.	7,561	37,152
Venture Corporation, Ltd.	10,300	146,250
Wilmar International, Ltd.	188,000	610,407
Yangzijiang Shipbuilding Holdings, Ltd.	88,700	64,794
		7,690,928
	Shares	Value
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	17,172	$388,168
Aena SME SA 144A*	3,930	547,168
Amadeus IT Group SAΔ	22,411	1,244,618
Banco Bilbao Vizcaya Argentaria SA	291,811	810,050
Banco Santander SA	811,780	1,514,176
Bankinter SA	24,002	103,328
CaixaBank SA	130,072	276,128
Cellnex Telecom SA 144AΔ*	15,120	917,824
Enagas SA	17,674	407,795
Endesa SA	13,556	362,596
Ferrovial SA	27,777	674,715
Grifols SAΔ	15,393	442,628
Iberdrola SA	300,264	3,695,827
Industria de Diseno Textil SA	64,732	1,790,771
Mapfre SA	10,729	16,832
Naturgy Energy Group SAΔ	20,649	414,109
Red Electrica Corporation SA	23,715	444,783
Repsol SA	84,268	569,282
Siemens Gamesa Renewable Energy SAΔ	6,866	185,809
Telefonica SAΔ	237,736	814,381
		15,620,988
Sweden — 3.0%
Alfa Laval AB*	9,705	214,233
Assa Abloy AB, B Shares	55,581	1,299,490
Atlas Copco AB, A Shares	35,615	1,698,080
Atlas Copco AB, B Shares	19,228	802,460
Boliden AB	9,794	290,594
Electrolux AB, Series BΔ	13,970	325,653
Epiroc AB, A Shares	8,156	118,150
Epiroc AB, B Shares	46,082	639,650
Essity AB, B Shares*	44,371	1,498,021
Hennes & Mauritz AB, B SharesΔ	49,643	855,248
Hexagon AB, B Shares*	13,938	1,052,779
Husqvarna AB, B Shares	23,565	259,125
ICA Gruppen ABΔ	5,526	280,731
Industrivarden AB, C SharesΔ*	8,930	237,482
Investor AB, B Shares	26,115	1,705,826
Kinnevik AB, B Shares	16,349	663,579
L E Lundbergforetagen AB, B Shares*	5,888	290,921
Lundin Energy AB	8,084	160,312
Nibe Industrier AB, B Shares*	13,025	334,757
Sandvik AB*	58,653	1,146,979
Securitas AB, B Shares*	14,981	229,013
Skandinaviska Enskilda Banken AB, A Shares*	83,522	741,807
Skanska AB, B Shares*	13,311	281,110
SKF AB, B Shares	13,321	274,820
Svenska Cellulosa AB SCA, B Shares*	42,349	580,582
Svenska Handelsbanken AB, A Shares*	65,615	548,986
Swedbank AB, A Shares*	47,217	739,211
Tele2 AB, B SharesΔ	19,177	270,375
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Telefonaktiebolaget LM Ericsson, B Shares	152,650	$1,670,485
Telia Co. AB	126,527	517,639
Volvo AB, B Shares*	76,978	1,478,737
		21,206,835
Switzerland — 10.1%
ABB, Ltd.	91,674	2,330,707
Adecco Group AG	8,557	451,513
Alcon, Inc.*	19,678	1,115,658
Baloise Holding AG	2,117	311,674
Banque Cantonale Vaudoise	1,540	156,281
Barry Callebaut AG	352	784,032
Chocoladefabriken Lindt & Spruengli AG	7	623,682
Cie Financiere Richemont SA	30,211	2,028,453
Coca-Cola HBC AG*	19,942	492,425
Credit Suisse Group AG	124,795	1,245,791
EMS-Chemie Holding AG	485	435,756
Geberit AG	1,994	1,179,699
Givaudan SA	437	1,886,883
Julius Baer Group, Ltd.	11,052	469,405
Kuehne + Nagel International AG	1,638	318,056
LafargeHolcim, Ltd.*	1,494	68,174
LafargeHolcim, Ltd. (Swiss Exchange)*	19,045	866,920
Logitech International SA	9,497	735,658
Lonza Group AG	3,814	2,353,755
Nestle SA	152,984	18,206,938
Novartis AG	103,647	8,999,080
Partners Group Holding AG	915	841,621
Roche Holding AG	36,301	12,434,565
Schindler Holding AG	838	227,431
Schindler Holding AG (Swiss Exchange)	2,186	596,735
SGS SA	333	892,386
Sika AG	6,515	1,599,770
Sonova Holding AG*	2,443	619,093
Straumann Holding AGΔ	601	607,973
Swatch Group AG (The)	1,426	332,380
Swatch Group AG (The) (Swiss Exchange)	2,593	116,767
Swiss Life Holding AG	1,166	441,205
Swiss Prime Site AG	4,727	429,304
Swiss Re AG	14,300	1,060,759
Swisscom AG	1,391	736,893
Temenos AG	3,832	515,038
UBS Group AG	188,589	2,107,087
Vifor Pharma AG	2,839	386,174
Zurich Insurance Group AG	7,246	2,526,791
		71,532,512
United Kingdom — 11.8%
3i Group PLC	54,344	697,849
Admiral Group PLC	7,823	263,833
Anglo American PLC	60,164	1,455,584
Antofagasta PLC	23,560	310,927
Ashtead Group PLC	21,261	765,639
Associated British Foods PLC	28,326	681,962
	Shares	Value
AstraZeneca PLC	68,160	$7,447,467
Auto Trader Group PLC 144A	39,162	284,332
AVEVA Group PLC	4,634	285,818
Aviva PLC	252,843	935,452
BAE Systems PLC	180,364	1,120,153
Barclays PLC*	927,489	1,170,083
Barratt Developments PLC	50,118	307,360
Berkeley Group Holdings PLC	6,733	367,034
BHP Group PLC	110,955	2,367,131
BP PLC	990,374	2,864,143
British Land Co. PLC (The) REIT	31,612	137,810
BT Group PLC	453,308	574,170
Bunzl PLC	13,047	421,241
Burberry Group PLC	40,520	812,192
Coca-Cola European Partners PLC	15,904	617,234
Compass Group PLC	98,923	1,485,999
Croda International PLC	8,758	706,471
Direct Line Insurance Group PLC	64,437	224,738
GlaxoSmithKline PLC	278,527	5,221,687
Halma PLC	23,059	696,656
Hargreaves Lansdown PLC	13,678	275,140
Hikma Pharmaceuticals PLC	18,236	611,221
HSBC Holdings PLC	1,018,435	3,984,382
Informa PLC*	87,112	422,203
InterContinental Hotels Group PLCΔ*	14,742	773,814
Intertek Group PLC	8,134	663,707
J Sainsbury PLCΔ	118,172	290,955
JD Sports Fashion PLC	19,923	207,969
Johnson Matthey PLC	13,222	401,790
Kingfisher PLC	173,177	663,338
Land Securities Group PLC REIT	42,490	286,058
Legal & General Group PLC	311,903	760,876
Lloyds Banking Group PLC*	3,505,062	1,189,906
London Stock Exchange Group PLC	17,333	1,988,388
M&G PLC	116,852	240,181
Melrose Industries PLC*	264,795	392,653
Mondi PLC	41,985	887,757
National Grid PLC	197,949	2,273,674
Natwest Group PLC*	286,152	391,871
Next PLC	7,706	590,797
Ocado Group PLC*	22,804	806,561
Pearson PLCΔ	41,042	291,136
Persimmon PLC	22,094	704,101
Prudential PLC	126,748	1,818,621
Reckitt Benckiser Group PLC	37,981	3,703,350
RELX PLC	105,410	2,346,224
Rentokil Initial PLC*	101,023	698,257
Rio Tinto PLC	58,556	3,523,461
Rolls-Royce Holdings PLCΔ*	96,721	160,591
Royal Dutch Shell PLC, A SharesΔ	196,480	2,452,726
Royal Dutch Shell PLC, B Shares	190,228	2,306,905
RSA Insurance Group PLC*	43,200	252,238
Sage Group PLC (The)	68,811	639,473
Schroders PLC	6,913	240,087
Segro PLC REIT	72,312	869,013
Severn Trent PLC	9,681	304,804
Smith & Nephew PLC	46,538	911,649

See Notes to Schedules of Investments.

	Shares	Value
Smiths Group PLCΔ	26,226	$463,928
Spirax-Sarco Engineering PLC	4,987	710,158
SSE PLC	57,080	888,403
St. James’s Place PLC	34,873	419,536
Standard Chartered PLC*	155,394	715,060
Standard Life Aberdeen PLC	114,480	333,388
Taylor Wimpey PLC	203,676	284,798
Tesco PLC	572,351	1,570,135
Unilever PLC	62,851	3,874,968
United Utilities Group PLC	27,605	304,935
Vodafone Group PLC	1,401,802	1,857,991
Whitbread PLCΔ	15,331	418,885
Wm Morrison Supermarkets PLC	146,161	320,814
		83,711,841
Total Foreign Common Stocks (Cost $673,409,268)		669,937,860
FOREIGN PREFERRED STOCKS — 0.7%
Germany — 0.7%
FUCHS PETROLUB SE
2.20%◊	3,828	194,638
Henkel AG & Co. KGaA
2.06%◊	11,912	1,245,834
Porsche Automobil Holding SE
0.00%*	9,371	557,500
	Shares	Value
Sartorius AG
0.10%◊	1,809	$741,463
Volkswagen AG
3.68%◊	12,052	1,939,302
		4,678,737
Total Foreign Preferred Stocks (Cost $4,286,734)		4,678,737
MONEY MARKET FUNDS — 4.7%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	24,604,243	24,604,243
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	9,002,111	9,002,111
Total Money Market Funds (Cost $33,606,354)		33,606,354
TOTAL INVESTMENTS — 100.0% (Cost $711,582,015)		708,739,975
Liabilities in Excess of Other Assets — (0.0)%		(17,570)
NET ASSETS — 100.0%		$708,722,405
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2020	343	$31,782,380	$(738,528)
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stock	$517,024	$517,024	$—	$—
Foreign Common Stocks:
Denmark	15,876,561	1,905,783	13,970,778	—
Germany	60,404,041	511,363	59,892,678	—
Israel	3,608,479	1,881,688	1,726,791	—
Japan	174,493,518	201,726	174,291,792	—
Netherlands	36,708,762	1,193,986	35,514,776	—
Switzerland	71,532,512	68,174	71,464,338	—
United Kingdom	83,711,841	617,234	83,094,607	—
Other^^	223,602,146	—	223,602,146	—
Total Foreign Common Stocks	669,937,860	6,379,954	663,557,906	—
Foreign Preferred Stocks	4,678,737	—	4,678,737	—
Money Market Funds	33,606,354	33,606,354	—	—
Total Assets - Investments in Securities	$708,739,975	$40,503,332	$668,236,643	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(738,528)	$(738,528)	$—	$—
Total Liabilities - Other Financial Instruments	$(738,528)	$(738,528)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 2.3%
Consumer Discretionary — 1.4%
Lululemon Athletica, Inc.*	18,311	$6,031,094
MercadoLibre, Inc.Δ*	8,336	9,023,553
Trip.com Group, Ltd. ADR*	33,000	1,027,620
		16,082,267
Health Care — 0.9%
Mettler-Toledo International, Inc.*	4,942	4,772,736
ResMed, Inc.	37,150	6,368,625
		11,141,361
Total Common Stocks (Cost $17,166,842)		27,223,628
FOREIGN COMMON STOCKS — 88.7%
Australia — 2.9%
Afterpay, Ltd.*	8,879	523,369
AMP, Ltd.	1,461,680	1,376,422
Ampol, Ltd.	5,172	89,262
Ansell, Ltd.	2,325	61,851
ASX, Ltd.‡‡	2,303	134,646
Aurizon Holdings, Ltd.	162,210	499,018
Australia & New Zealand Banking Group, Ltd.	12,329	153,817
BHP Group, Ltd.‡‡	44,042	1,137,764
BlueScope Steel, Ltd.‡‡	299,196	2,756,737
Brambles, Ltd.	211,182	1,603,514
Challenger, Ltd.	29,269	81,449
CIMIC Group, Ltd.‡‡*	55,568	744,320
Coles Group, Ltd.	50,127	610,686
CSL, Ltd.	40,519	8,369,881
Dexus REIT‡‡	55,775	357,234
Fortescue Metals Group, Ltd.‡‡	279,737	3,286,359
Goodman Group REIT‡‡	50,048	647,993
GPT Group (The) REITΨ†††*	63,198	—
GPT Group (The) REIT (Athens Exchange)	104,984	295,341
Harvey Norman Holdings, Ltd.	291,244	947,926
JB Hi-Fi, Ltd.	15,539	528,326
Lendlease Corporation, Ltd.	7,259	57,988
Mirvac Group REIT‡‡	355,598	557,435
Orica, Ltd.	200,617	2,233,635
Origin Energy, Ltd.	62,906	194,815
QBE Insurance Group, Ltd.	490,313	3,049,765
Rio Tinto, Ltd.‡‡	4,796	327,574
Scentre Group REIT‡‡	186,809	297,428
South32, Ltd.	1,277,371	1,895,691
Stockland REIT‡‡	206,720	564,723
Vicinity Centres REIT‡‡	336,787	336,317
Wesfarmers, Ltd.	2,392	76,458
WiseTech Global, Ltd.	20,112	376,692
Worley, Ltd.	23,781	165,747
		34,340,183
Austria — 0.1%
ams AG‡‡*	45,402	1,026,419
Belgium — 0.6%
Ageas SA/NV‡‡	9,844	402,808
	Shares	Value
Colruyt SA	11,725	$760,913
Groupe Bruxelles Lambert SA‡‡	415	37,413
KBC Group NV	111,997	5,616,213
Proximus SADP	16,577	302,415
Solvay SA	2,227	191,594
UCB SA	2,887	327,887
		7,639,243
Canada — 2.2%
Canadian National Railway Co.	90,863	9,673,275
Canadian Pacific Railway, Ltd.	26,061	7,933,750
Cenovus Energy, Inc.	453,599	1,767,999
Open Text Corporation	32,200	1,360,983
Shopify, Inc. Class A*	5,828	5,961,869
		26,697,876
China — 1.7%
Alibaba Group Holding, Ltd. ADR*	945	277,811
Baidu, Inc. ADR*	11,220	1,420,340
Tencent Holdings, Ltd.	269,700	18,216,452
		19,914,603
Denmark — 1.6%
AP Moeller - Maersk A/S Class B	447	706,654
Danske Bank A/S*	12,095	163,598
DSV Panalpina A/SΔ	55,192	8,952,318
FLSmidth & Co. A/S*	11,921	338,543
Genmab A/S‡‡*	6,350	2,304,451
ISS A/S*	236,283	3,109,884
Pandora A/S‡‡	38,443	2,773,193
ROCKWOOL International A/S, B Shares‡‡	2,477	950,414
		19,299,055
Finland — 0.6%
Huhtamaki OYJ	5,212	256,863
Kone OYJ Class B	12,284	1,078,578
Nokia OYJ*	194,868	762,686
Orion OYJ Class B‡‡	17,831	807,863
UPM-Kymmene OYJ‡‡	102,865	3,130,893
Valmet OYJ	19,465	480,146
Wartsila OYJ Abp	11,180	87,798
		6,604,827
France — 8.1%
Accor SA*	114,500	3,204,860
Air Liquide SA	64,029	10,149,220
BNP Paribas SA*	179,410	6,490,077
Bureau Veritas SA*	53,985	1,216,894
Cie de St-Gobain*	253,621	10,623,469
Dassault Aviation SA*	947	798,844
Engie SA*	233,544	3,120,971
EssilorLuxottica SA*	35,567	4,841,964
Hermes International	11,464	9,873,405
L’Oreal SA	39,475	12,846,315
Publicis Groupe SAΔ	96,712	3,117,025
Sanofi	97,722	9,792,902
Schneider Electric SE	133,023	16,534,618
Societe Generale SA*	210,865	2,799,006

See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Valeo SA	62,661	$1,924,207
		97,333,777
Germany — 9.1%
Allianz SE	62,355	11,967,785
Aurubis AG	24,784	1,686,060
BASF SE	2,604	158,573
Bayerische Motoren Werke AG	100,643	7,304,383
Bechtle AG	738	149,329
Beiersdorf AG	87,100	9,889,111
Brenntag AG	8,080	513,742
Continental AG	145,162	15,730,963
Daimler AG	114,053	6,152,603
Deutsche Boerse AG	50,879	8,920,124
Deutsche Post AG	11,534	523,362
Deutsche Telekom AG	34,144	568,499
Deutsche Wohnen SE	6,238	311,771
Evonik Industries AG	247,956	6,414,359
Fresenius Medical Care AG & Co. KGaA‡‡	53,520	4,524,407
Fresenius SE & Co. KGaA‡‡	5,433	247,062
GEA Group AG	2,857	100,104
HeidelbergCement AG‡‡	17,615	1,076,380
HelloFresh SE*	47,370	2,632,534
Henkel AG & Co. KGaA	8,400	785,637
HOCHTIEF AG	8,038	623,986
HUGO BOSS AG	24,422	610,447
KION Group AG	5,202	444,195
Knorr-Bremse AG	4,732	557,248
LANXESS AG	8,879	508,023
MorphoSys AG*	1,906	241,184
Rheinmetall AG	12,292	1,102,445
SAP SE	117,950	18,366,963
Siemens AG	6,546	826,689
Siemens Energy AG*	3,273	88,261
Siemens Healthineers AG 144A	10,097	453,239
Software AG‡‡	49,388	2,436,641
thyssenkrupp AG*	348,372	1,752,911
Uniper SE	20,318	655,847
Vonovia SE	8,154	558,981
		108,883,848
Hong Kong — 3.5%
AIA Group, Ltd.	1,938,526	19,269,138
Alibaba Group Holding, Ltd.*	19,140	702,651
China Mobile, Ltd.	1,060,500	6,807,652
CK Hutchison Holdings, Ltd.	1,379,000	8,356,401
WH Group, Ltd. 144A	8,613,325	7,025,949
		42,161,791
India — 1.6%
Axis Bank, Ltd.*	426,918	2,470,734
HDFC Bank, Ltd. ADR*	87,380	4,365,505
Tata Consultancy Services, Ltd.	347,030	11,740,869
		18,577,108
Indonesia — 0.1%
PT Bank Mandiri Persero Tbk	3,905,400	1,306,067
	Shares	Value
Ireland — 1.9%
Accenture PLC Class A	32,637	$7,375,636
Aon PLC Class A	18,665	3,850,589
ICON PLC*	16,203	3,096,231
Ryanair Holdings PLC*	7,800	103,560
Ryanair Holdings PLC ADR*	37,710	3,083,170
STERIS PLC	27,371	4,822,496
		22,331,682
Italy — 2.1%
A2A SpA‡‡	969,991	1,408,925
Assicurazioni Generali SpA	13,618	191,938
Banca Generali SpA‡‡*	20,273	616,572
Banco BPM SpA*	1,385,010	2,342,734
Buzzi Unicem SpA	23,001	534,395
Enel SpA	990,320	8,591,933
Eni SpA‡‡	586,261	4,582,258
Intesa Sanpaolo SpA*	3,137,037	5,902,083
Pirelli & C SpA 144A*	28,702	122,980
Prysmian SpA	9,572	277,853
Telecom Italia SpA	553,455	221,827
UniCredit SpA*	8,142	67,271
Unipol Gruppo SpA‡‡*	114,495	500,341
		25,361,110
Japan — 17.6%
ABC-Mart, Inc.	1,300	67,686
Advantest Corporation	1,300	63,233
AEON Financial Service Co., Ltd.	8,900	81,130
Aisin Seiki Co., Ltd.	5,500	175,968
Alfresa Holdings Corporation	23,300	510,335
Alps Alpine Co., Ltd.	45,500	613,323
Amada Co., Ltd.	10,800	101,031
Astellas Pharma, Inc.	61,400	915,265
Azbil Corporation	4,700	176,109
Brother Industries, Ltd.‡‡	87,900	1,398,260
Calbee, Inc.	16,600	546,770
Coca-Cola Bottlers Japan Holdings, Inc.	283,300	4,742,454
Dai Nippon Printing Co., Ltd.	4,600	93,241
Daicel Corporation	49,200	354,612
Daikin Industries, Ltd.	80,900	14,948,244
Daito Trust Construction Co., Ltd.‡‡	1,000	88,645
Daiwa House Industry Co., Ltd.‡‡	9,100	233,391
Disco Corporation	600	146,703
Electric Power Development Co., Ltd.	5,000	77,121
FUJIFILM Holdings Corporation	183,700	9,054,915
Fujitsu, Ltd.‡‡	49,100	6,707,927
GMO Payment Gateway, Inc.	500	53,561
GungHo Online Entertainment, Inc.	74,050	1,595,073
Hakuhodo DY Holdings, Inc.	8,100	104,744
Haseko Corporation‡‡	46,500	612,498
Hitachi, Ltd.‡‡	44,200	1,496,588
Honda Motor Co., Ltd.	322,100	7,649,001
Hoshizaki Corporation	1,000	79,796
Hoya Corporation‡‡	175,800	19,850,691
Isuzu Motors, Ltd.	287,200	2,511,785

See Notes to Schedules of Investments.

	Shares	Value
Izumi Co., Ltd.	2,900	$105,746
Japan Post Insurance Co., Ltd.	95,000	1,495,803
Japan Real Estate Investment Corporation REIT	18	92,026
Japan Retail Fund Investment Corporation REIT	83	128,403
JGC Holdings Corporation	54,900	569,428
Kajima Corporation	20,000	240,964
Kaken Pharmaceutical Co., Ltd.	14,000	641,555
Kamigumi Co., Ltd.	35,300	695,599
Kaneka Corporation	2,500	70,037
KDDI Corporation	15,800	397,395
Keyence Corporation	13,600	6,357,719
Kinden Corporation	49,700	877,764
Koito Manufacturing Co., Ltd.	8,700	443,924
Komatsu, Ltd.	97,100	2,132,612
K's Holdings Corporation	70,400	953,074
Kyocera Corporation	173,900	9,956,917
Lion Corporation	7,900	162,180
Mabuchi Motor Co., Ltd.	34,100	1,323,781
Marubeni Corporation	51,200	290,683
Maruichi Steel Tube, Ltd.	5,000	125,177
Mebuki Financial Group, Inc.	183,800	417,078
Medipal Holdings Corporation	26,900	539,407
MINEBEA MITSUMI, Inc.	22,000	419,061
Mitsubishi Corporation	4,000	95,741
Mitsubishi Electric Corporation	507,500	6,886,373
Mitsubishi Estate Co., Ltd.‡‡	22,000	333,247
Mitsubishi Gas Chemical Co., Inc.	26,300	489,271
Mitsubishi Heavy Industries, Ltd.	6,000	132,844
Mitsubishi UFJ Lease & Finance Co., Ltd.	17,300	80,382
Mitsui Fudosan Co., Ltd.‡‡	16,000	278,427
Murata Manufacturing Co., Ltd.	12,500	812,840
Nabtesco Corporation	3,300	119,811
Nexon Co., Ltd.	10,100	251,932
NGK Spark Plug Co., Ltd.	31,800	555,237
Nifco, Inc.	16,000	437,071
Nikon Corporation	92,500	624,159
Nintendo Co., Ltd.‡‡	5,600	3,173,471
Nippo Corporation	11,500	318,060
Nippon Building Fund, Inc. REIT	16	90,560
Nippon Express Co., Ltd.	4,400	256,754
Nippon Telegraph & Telephone Corporation	216,000	4,410,003
Nitto Denko Corporation‡‡	20,400	1,329,035
NOK Corporation	27,700	288,992
Nomura Holdings, Inc.	22,500	102,823
Nomura Research Institute, Ltd.	2,400	70,667
NS Solutions Corporation	7,000	215,691
NTT DOCOMO, Inc.	18,100	665,105
Obayashi Corporation	193,100	1,762,866
Olympus Corporation	676,200	14,062,082
Ono Pharmaceutical Co., Ltd.	3,900	122,670
ORIX Corporation‡‡	114,000	1,423,891
Otsuka Corporation	6,600	337,269
Otsuka Holdings Co., Ltd.	164,900	6,986,042
Panasonic Corporation	120,300	1,024,725
	Shares	Value
Pola Orbis Holdings, Inc.	34,700	$654,280
Renesas Electronics Corporation*	9,000	66,057
Resona Holdings, Inc.‡‡	170,000	579,161
Ricoh Co., Ltd.	121,500	820,152
Rinnai Corporation	800	78,033
Rohm Co., Ltd.	10,100	780,831
Rohto Pharmaceutical Co., Ltd.	8,200	269,622
Ryohin Keikaku Co., Ltd.	12,900	214,352
Sankyu, Inc.	16,100	635,802
Sawai Pharmaceutical Co., Ltd.	2,000	100,912
SCSK Corporation	3,200	179,037
Seino Holdings Co., Ltd.	15,000	217,627
Sekisui Chemical Co., Ltd.	373,100	5,967,837
Shimamura Co., Ltd.	8,300	806,293
Shimizu Corporation	123,700	931,233
Shinsei Bank, Ltd.	133,800	1,652,066
Shionogi & Co., Ltd.	9,400	503,128
Sojitz Corporation‡‡	390,700	886,663
Sony Corporation	68,400	5,242,315
Subaru Corporation	9,700	188,305
SUMCO Corporation	22,700	320,276
Sumitomo Dainippon Pharma Co., Ltd.	26,600	350,519
Sumitomo Electric Industries, Ltd.	12,000	135,088
Sumitomo Forestry Co., Ltd.	7,400	118,099
Sumitomo Mitsui Trust Holdings, Inc.	4,200	111,736
Sumitomo Realty & Development Co., Ltd.‡‡	6,000	177,619
Sumitomo Rubber Industries, Ltd.	50,200	466,315
Sundrug Co., Ltd.	12,800	482,495
Suzuken Co., Ltd.	22,200	846,799
Sysmex Corporation	6,100	583,660
Taiheiyo Cement Corporation	29,600	755,792
Taisei Corporation	17,700	599,093
Takeda Pharmaceutical Co., Ltd.	235,500	8,417,462
TDK Corporation	1,200	131,031
Teijin, Ltd.	17,000	263,643
Terumo Corporation	182,300	7,258,220
TIS, Inc.	6,100	129,564
Tokio Marine Holdings, Inc.	130,400	5,705,596
Tokyo Electric Power Co. Holdings, Inc.*	37,700	103,681
Tokyo Electron, Ltd.‡‡	3,500	914,391
Toshiba Corporation	20,100	512,743
Tosoh Corporation	20,700	336,085
Toyo Seikan Group Holdings, Ltd.	38,200	377,892
Toyoda Gosei Co., Ltd.	4,800	110,213
Toyota Boshoku Corporation	36,600	518,932
Toyota Industries Corporation	91,400	5,787,614
Toyota Motor Corporation	26,900	1,785,353
Toyota Tsusho Corporation	8,700	244,699
Yamaguchi Financial Group, Inc.	94,100	611,656
Yokohama Rubber Co., Ltd. (The)	7,000	99,648
		210,254,094
Jersey — 3.1%
Experian PLC	552,571	20,762,513
Ferguson PLC	10,847	1,091,539
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Glencore PLC*	3,118,586	$6,465,377
WPP PLC	1,099,671	8,636,769
		36,956,198
Mexico — 0.1%
Grupo Televisa SAB SA ADR*	192,300	1,188,414
Netherlands — 3.3%
Aalberts NV	1,763	63,397
Adyen NV 144A*	2,175	4,011,753
Aegon NV	50,992	131,983
APERAM SA	12,235	344,258
ASM International NV‡‡	17,470	2,504,201
ASML Holding NV‡‡	9,430	3,483,189
ASML Holding NV (NASDAQ Exchange)	17,023	6,286,083
ASR Nederland NV‡‡	21,663	728,598
CNH Industrial NV*	714,304	5,524,676
EXOR NV	56,223	3,051,939
Ferrari NV	20,471	3,756,817
Fiat Chrysler Automobiles NV*	17,836	218,935
ING Groep NV‡‡*	66,977	478,006
Koninklijke Ahold Delhaize NV‡‡	174,237	5,150,086
NN Group NV	1,714	64,247
Randstad NV‡‡*	24,305	1,267,396
Signify NV 144A‡‡*	46,637	1,724,966
Unilever NV	1,307	79,371
Wolters Kluwer NV‡‡	12,269	1,046,576
		39,916,477
Nigeria — 0.0%
Afriland Properties PLCΨ†††	364,373	—
Norway — 0.3%
DNB ASA*	15,435	215,019
Leroy Seafood Group ASA	113,795	653,452
Orkla ASA	30,473	307,548
Salmar ASA*	16,955	960,898
Yara International ASA	31,497	1,211,997
		3,348,914
Portugal — 0.3%
Galp Energia SGPS SA	440,511	4,085,956
Singapore — 2.1%
Ascendas REIT‡‡	158,700	379,758
CapitaLand Commercial Trust REIT	69,500	84,272
CapitaLand Mall Trust REIT‡‡	183,600	261,309
DBS Group Holdings, Ltd.	387,700	5,699,715
Jardine Cycle & Carriage, Ltd.	10,400	138,046
Jardine Matheson Holdings, Ltd.	92,245	3,666,886
Mapletree Commercial Trust REIT	136,500	196,092
Singapore Exchange, Ltd.‡‡	13,600	91,727
Singapore Telecommunications, Ltd.	1,912,700	2,993,515
Suntec REIT	260,300	279,094
United Overseas Bank, Ltd.	580,177	8,173,066
Venture Corporation, Ltd.‡‡	29,000	411,771
Wilmar International, Ltd.‡‡	78,000	253,254
Yangzijiang Shipbuilding Holdings, Ltd.‡‡	2,491,700	1,820,152
		24,448,657
	Shares	Value
South Africa — 0.3%
Naspers, Ltd. N Shares	19,472	$3,439,221
South Korea — 0.2%
NAVER Corporation	5,785	1,470,091
Samsung Electronics Co., Ltd.	24,600	1,221,246
		2,691,337
Spain — 1.8%
Amadeus IT Group SA	231,342	12,847,819
Banco Santander SA	2,904,675	5,417,956
Naturgy Energy Group SAΔ	184,609	3,702,274
		21,968,049
Sweden — 2.8%
Alfa Laval AB*	4,102	90,550
Assa Abloy AB, B Shares	7,588	177,408
Atlas Copco AB, A Shares	107,556	5,128,140
Atlas Copco AB, B Shares	6,930	289,216
Essity AB, B Shares‡‡*	38,595	1,303,016
Getinge AB, B Shares‡‡	148,370	3,228,364
Hennes & Mauritz AB, B SharesΔ	174,633	3,008,570
Hexpol AB*	19,083	170,700
Investor AB, B Shares‡‡	8,150	532,356
Sandvik AB*	37,689	737,021
SKF AB, B Shares	151,412	3,123,716
Svenska Handelsbanken AB, A Shares*	18,560	155,287
Swedish Orphan Biovitrum AB‡‡*	44,286	1,068,412
Telefonaktiebolaget LM Ericsson, B Shares‡‡	176,057	1,926,634
Telia Co. AB	2,134,260	8,731,548
Trelleborg AB, B Shares*	40,642	717,700
Volvo AB, B Shares*	135,504	2,603,013
		32,991,651
Switzerland — 10.4%
ABB, Ltd.	343,278	8,727,450
Adecco Group AG‡‡	31,116	1,641,846
Alcon, Inc.*	90,341	5,121,948
Belimo Holding AG	13	98,150
BKW AG	2,911	310,003
Cie Financiere Richemont SA	28,617	1,921,428
Credit Suisse Group AG‡‡	672,084	6,709,214
DKSH Holding AG	3,238	225,575
dormakaba Holding AG*	161	87,408
Geberit AG	382	226,001
Helvetia Holding AG	1,546	131,726
LafargeHolcim, Ltd. (Swiss Exchange)‡‡*	79,817	3,633,235
Logitech International SA‡‡	18,626	1,442,810
Lonza Group AG	9,120	5,628,276
Nestle SA‡‡	192,611	22,923,028
Novartis AG‡‡	226,329	19,650,862
OC Oerlikon Corporation AG	45,618	363,296
Roche Holding AG‡‡	59,495	20,379,450
Schindler Holding AG	380	103,732
Sika AG	53,070	13,031,434
Sonova Holding AG‡‡*	2,764	700,440
Sulzer AG	1,757	141,227

See Notes to Schedules of Investments.

	Shares	Value
Swatch Group AG (The)	9,586	$2,234,356
UBS Group AG	615,319	6,874,901
Zurich Insurance Group AG	6,977	2,432,987
		124,740,783
Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	403,909	32,744,903
Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	—
United Kingdom — 7.6%
Ashtead Group PLC	63,026	2,269,655
BP PLC	1,659,476	4,799,174
Bunzl PLC	32,700	1,055,766
Compass Group PLC	544,620	8,181,158
Dialog Semiconductor PLC‡‡*	41,309	1,800,442
G4S PLCΔ*	651,761	1,681,033
GlaxoSmithKline PLC	419,873	7,871,572
Kingfisher PLC	2,332,350	8,933,839
Liberty Global PLC Class A*	131,200	2,756,512
Lloyds Banking Group PLC‡‡*	35,205,478	11,951,631
Natwest Group PLC*	1,556,550	2,131,617
Prudential PLC	172,500	2,475,085
Rolls-Royce Holdings PLCΔ*	1,190,550	1,976,730
Royal Dutch Shell PLC, B Shares	534,128	6,477,399
Schroders PLC	57,618	2,001,059
Smith & Nephew PLC	261,433	5,121,301
Smiths Group PLC	72,492	1,282,357
SSE PLC	579,517	9,019,705
Tesco PLC	2,769,151	7,596,633
Travis Perkins PLC	150,525	2,106,032
		91,488,700
Total Foreign Common Stocks (Cost $1,028,891,869)		1,061,740,943
FOREIGN PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische MotorenWerke AG
5.31%◊	6,212	339,501
Henkel AG & Co. KGaA
2.06%◊	5,950	622,289
Porsche Automobil Holding SE
0.00%‡‡*	2,638	156,940
	Shares	Value
Volkswagen AG
3.68%‡‡◊	11,607	$1,867,697
		2,986,427
Total Foreign Preferred Stocks (Cost $3,413,783)		2,986,427
MONEY MARKET FUNDS — 6.5%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	73,643,454	73,643,454
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	2,617,515	2,617,515
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	1,051,304	1,051,304
Total Money Market Funds (Cost $77,312,273)		77,312,273
TOTAL INVESTMENTS — 97.7% (Cost $1,126,784,767)		1,169,263,271
FOREIGN COMMON STOCKS SOLD SHORT — (0.8)%
United Kingdom — (0.8)%
Burberry Group PLC	(75,930)	(1,521,957)
Croda International PLC	(2,812)	(226,832)
Hargreaves Lansdown PLC	(12,732)	(256,111)
Hiscox, Ltd.*	(15,953)	(184,081)
InterContinental Hotels Group PLC*	(16,230)	(851,920)
Intermediate Capital Group PLC	(36,465)	(560,827)
John Wood Group PLC*	(74,300)	(203,996)
Johnson Matthey PLC	(3,901)	(118,544)
Ocado Group PLC*	(82,662)	(2,923,695)
Prudential PLC	(13,373)	(191,880)
Rolls-Royce Holdings PLCΔ*	(344,275)	(571,617)
Spirax-Sarco Engineering PLC	(1,507)	(214,600)
St. James’s Place PLC	(85,168)	(1,024,605)
Tesco PLC	(25,722)	(70,563)
Virgin Money UK PLC*	(252,320)	(237,933)
Whitbread PLC	(1,903)	(51,995)
Total Foreign Common Stocks Sold Short (Proceeds $(8,091,836))		(9,211,156)
TOTAL SECURITIES SOLD SHORT — (0.8)% (Proceeds $(8,091,836))		(9,211,156)
Other Assets in Excess of Liabilities — 3.1%		37,492,836
NET ASSETS — 100.0%		$1,197,544,951
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
AEX Index	10/2020	19	$2,439,639	$(37,157)
CAC40 10 Euro	10/2020	(97)	(5,460,065)	136,654
IBEX 35 Index	10/2020	(133)	(10,495,107)	475,051
OMXS30 Index	10/2020	(59)	(1,206,404)	(8,606)
Hang Seng Index	10/2020	137	20,708,963	116,273
MSCI Singapore Index	10/2020	(65)	(1,346,141)	3,861
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Topix Index®	12/2020	171	$26,355,711	$514,347
ASX SPI 200 Index	12/2020	(174)	(18,077,219)	313,706
DAX Index	12/2020	42	15,731,876	(262,149)
FTSE 100 Index	12/2020	49	3,693,414	2,816
FTSE/MIB Index	12/2020	117	13,007,776	(592,497)
MSCI EAFE Index E-Mini	12/2020	332	30,763,120	(581,938)
S&P/TSX 60 Index	12/2020	(55)	(7,942,999)	34,795
Total Futures Contracts outstanding at September 30, 2020			$68,172,564	$115,156
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/20	U.S. Dollars	32,879,976	Norwegian Kroner	291,742,000	CITI	$1,595,218
12/16/20	U.S. Dollars	52,267,105	Canadian Dollars	68,611,000	CITI	720,554
12/16/20	U.S. Dollars	9,627,298	Swedish Kronor	84,373,000	CITI	196,563
12/16/20	U.S. Dollars	11,182,624	Euro	9,399,000	CITI	142,625
12/16/20	New Zealand Dollars	23,132,000	U.S. Dollars	15,191,744	CITI	110,145
12/16/20	Japanese Yen	1,956,330,000	U.S. Dollars	18,477,726	CITI	92,696
12/16/20	U.S. Dollars	8,006,552	British Pounds	6,139,000	CITI	80,882
12/16/20	U.S. Dollars	4,542,400	Swiss Francs	4,123,000	CITI	55,043
12/16/20	U.S. Dollars	2,399,449	Australian Dollars	3,275,000	CITI	53,221
12/16/20	U.S. Dollars	3,106,647	Danish Kroner	19,506,000	CITI	29,722
12/16/20	U.S. Dollars	2,013,696	New Zealand Dollars	3,001,501	CITI	28,195
12/16/20	Euro	5,486,000	U.S. Dollars	6,425,751	CITI	18,066
12/16/20	Swedish Kronor	15,120,000	U.S. Dollars	1,676,333	CITI	13,695
12/16/20	Singapore Dollars	334,000	U.S. Dollars	242,608	CITI	2,099
12/16/20	Danish Kroner	2,061,000	U.S. Dollars	323,617	CITI	1,489
12/16/20	U.S. Dollars	958,197	Japanese Yen	100,820,000	CITI	1,166
12/16/20	U.S. Dollars	128,719	Israeli Shekels	437,000	CITI	996
12/16/20	Hong Kong Dollars	64,410,987	U.S. Dollars	8,307,896	CITI	617
12/16/20	Swiss Francs	103,000	U.S. Dollars	111,816	CITI	287
12/16/20	U.S. Dollars	126,246	Singapore Dollars	172,000	CITI	230
12/16/20	Australian Dollars	8,271,000	U.S. Dollars	5,925,350	CITI	39
12/16/20	Israeli Shekels	11,000	U.S. Dollars	3,215	CITI	—
Subtotal Appreciation						$3,143,548
12/16/20	U.S. Dollars	27,744	Swedish Kronor	249,000	CITI	$(88)
12/16/20	U.S. Dollars	479,892	Hong Kong Dollars	3,721,000	CITI	(88)
12/16/20	Singapore Dollars	43,000	U.S. Dollars	31,640	CITI	(136)
12/16/20	U.S. Dollars	37,381	Israeli Shekels	129,000	CITI	(321)
12/16/20	Swedish Kronor	549,000	U.S. Dollars	62,766	CITI	(1,403)
12/16/20	U.S. Dollars	687,841	Euro	588,000	CITI	(2,820)
12/16/20	U.S. Dollars	1,589,119	Singapore Dollars	2,173,000	CITI	(2,932)
12/16/20	U.S. Dollars	427,979	Australian Dollars	602,000	CITI	(3,297)
12/16/20	Swiss Francs	473,000	U.S. Dollars	522,290	CITI	(7,491)
12/16/20	Israeli Shekels	5,183,000	U.S. Dollars	1,525,698	CITI	(10,868)
12/16/20	U.S. Dollars	1,201,508	New Zealand Dollars	1,835,499	CITI	(12,680)
12/16/20	Danish Kroner	9,460,000	U.S. Dollars	1,505,320	CITI	(13,076)
12/16/20	U.S. Dollars	1,107,450	Swiss Francs	1,045,000	NT	(29,898)
12/16/20	U.S. Dollars	5,820,315	Canadian Dollars	7,794,000	CITI	(35,216)
12/16/20	New Zealand Dollars	15,200,000	U.S. Dollars	10,099,175	CITI	(44,329)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/20	U.S. Dollars	21,632,939	Japanese Yen	2,289,055,000	CITI	$(95,867)
12/16/20	U.S. Dollars	7,968,430	Norwegian Kroner	75,324,000	CITI	(108,889)
12/16/20	U.S. Dollars	27,575,246	British Pounds	21,465,000	CITI	(136,843)
12/16/20	Norwegian Kroner	138,739,000	U.S. Dollars	15,286,704	CITI	(409,119)
12/16/20	Australian Dollars	63,423,000	U.S. Dollars	46,188,265	CITI	(751,686)
12/16/20	Euro	65,501,000	U.S. Dollars	77,832,362	CITI	(895,346)
12/16/20	British Pounds	51,141,000	U.S. Dollars	67,534,294	CITI	(1,509,413)
Subtotal Depreciation						$(4,071,806)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$(928,258)
Swap Agreements outstanding at September 30, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of Hang Seng Index (At Termination)	Increase in total return of Hang Seng Index (At Termination)	10/29/2020	JPM	HKD	33,973,500	$14,885	$—	$14,885
Financing Index: 1-Month EURIBOR - 0.04% (Monthly)	MSCI Germany Net Return EUR Index	12/16/2020	GSC	EUR	283,443	3,585	—	3,585
Financing Index: 1-Month EURIBOR + 0.02% (Monthly)	MSCI Netherlands Net Return EUR Index	12/16/2020	GSC	EUR	716,456	20,245	—	20,245
Financing Index: 1-Month ICE LIBOR JPY - 0.60% (Monthly)	MSCI Japan Net Return JPY Index	12/16/2020	GSC	JPY	43,488,173	2,336	—	2,336
MSCI Australia Net Return AUD Index	Financing Index: 1-Month ASX BBSW + 0.10% (Monthly)	12/16/2020	GSC	AUD	1,252,332	12,419	—	12,419
MSCI Spain Net Return EUR Index	Financing Index: 1-Month EURIBOR + 0.03% (Monthly)	12/16/2020	GSC	EUR	2,472,054	86,087	—	86,087
MSCI Switzerland Net Return CHF Index	Financing Index: 1-Month ICE LIBOR - 0.16% (Monthly)	12/16/2020	GSC	CHF	482,488	5,430	—	5,430
Increase in total return of Swiss Market Index (At Termination)	Decrease in total return of Swiss Market Index (At Termination)	12/18/2020	CITI	CHF	8,961,920	156,950	—	156,950
Subtotal Appreciation						$301,937	$ —	$301,937
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	10/30/2020	GSC	ILS	4,709,376	$(565)	$—	$(565)
Financing Index: 1-Month EURIBOR + 0.13% (Monthly)	MSCI Italy Net Return EUR Index	12/16/2020	GSC	EUR	1,549,093	(51,110)	—	(51,110)
Financing Index: 1-Month HIBOR - 0.10% (Monthly)	MSCI Hong Kong Net Return HKD Index	12/16/2020	GSC	HKD	1,682,086	(8,445)	—	(8,445)
Financing Index: 1-Month ICE LIBOR USD + 0.15% (Monthly)	MSCI Daily TR Net Israel Index	12/16/2020	JPM	USD	20,906	(37)	—	(37)
MSCI Sweden Net Return SEK Index	Financing Index: 1-Month STIBOR - 0.45% (Monthly)	12/16/2020	GSC	SEK	7,441,114	(21,588)	—	(21,588)
Subtotal Depreciation						$(81,745)	$ —	$(81,745)
Net Total Return Swaps outstanding at September 30, 2020						$220,192	$ —	$220,192
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Total Return Basket Swap Agreements outstanding at September 30, 2020:
Counterparty	Description	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)	Net Cash And Other Receivables (Payables)	Market Value
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the RBA plus or minus a specified spread(-0.40%), which is denominated in AUD based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	$9,105,179	$(148,692)	$(19,757)	$(168,449)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread(-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	4,300,807	230,497	(2,345)	228,152
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread(-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	15,591,949	14,287	(715)	13,572
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread(-8.0% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap.	121-122 months maturity ranging from 08/06/2030 - 09/23/2030	46,435,547	(188,050)	(8,168)	(196,218)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread(-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	121-122 months maturity ranging from 08/06/2030 - 09/23/2030	29,858,833	(497,844)	228,256	(269,588)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate or HIBOR plus or minus a specified spread(0.0% to 0.20%), which is denominated in HKD based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	69,328,720	(300,516)	42,866	(257,650)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread(-2.75% to -0.325%), which is denominated in JPY based on the local currencies of the positions within the swap.	121-122 months maturity ranging from 08/06/2030 - 09/23/2030	847,951,967	(516,431)	(4,567)	(520,998)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread(-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	8,066,008	(49,471)	(106)	(49,577)
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread(-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	121-122 months maturity ranging from 08/06/2030- 09/23/2030	23,843,315	141,702	(394)	141,308

See Notes to Schedules of Investments.

Counterparty	Description	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)	Net Cash And Other Receivables (Payables)	Market Value
GSC	The Fund recevies the total return on a portfolio of long and short equity positions and pays or receives the SOR plus or minus a specified spread(-0.40%), which is denominated in SGD based on the local currencies of the positions within the swap.	121 months maturity 08/06/2030	$124,307	$(4,912)	$(39)	$(4,951)
Net Total Return Basket Swaps outstanding at September 30, 2020:				$(1,319,430)	$235,031	$(1,084,399)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$27,223,628	$27,223,628	$—	$—
Foreign Common Stocks:
Canada	26,697,876	26,697,876	—	—
China	19,914,603	1,698,151	18,216,452	—
Germany	108,883,848	2,524,902	106,358,946	—
India	18,577,108	4,365,505	14,211,603	—
Ireland	22,331,682	22,228,122	103,560	—
Mexico	1,188,414	1,188,414	—	—
Netherlands	39,916,477	6,286,083	33,630,394	—
Taiwan	32,744,903	32,744,903	—	—
United Kingdom	91,488,700	2,756,512	88,732,188	—
Other^^	699,997,332	—	699,997,332	—**
Total Foreign Common Stocks	1,061,740,943	100,490,468	961,250,475	—
Foreign Preferred Stocks	2,986,427	—	2,986,427	—
Money Market Funds	77,312,273	77,312,273	—	—
Total Assets - Investments in Securities	$1,169,263,271	$205,026,369	$964,236,902	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$3,143,548	$—	$3,143,548	$—
Futures Contracts	1,597,503	1,597,503	—	—
Swap Agreements	688,423	—	688,423	—
Total Assets - Other Financial Instruments	$5,429,474	$1,597,503	$3,831,971	$ —
See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short	$(9,211,156)	$—	$(9,211,156)	$—
Total Liabilities - Investments in Securities	$(9,211,156)	$ —	$(9,211,156)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(4,071,806)	$—	$(4,071,806)	$—
Futures Contracts	(1,482,347)	(1,482,347)	—	—
Swap Agreements	(1,787,661)	—	(1,787,661)	—
Total Liabilities - Other Financial Instruments	$(7,341,814)	$(1,482,347)	$(5,859,467)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended September 30, 2020.

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 4.0%
Communication Services — 0.3%
Autohome, Inc. ADR	1,273	$122,208
JOYY, Inc. ADRΔ	1,059	85,430
Momo, Inc. ADR	2,542	34,978
Sea, Ltd. ADRΔ*	5,780	890,351
Tencent Music Entertainment Group ADR*	33,198	490,334
		1,623,301
Consumer Discretionary — 2.6%
Arco Platform, Ltd. Class A*	15,761	643,679
GSX Techedu, Inc. ADRΔ*	2,221	200,134
Huazhu Group, Ltd. ADR	3,029	130,974
MercadoLibre, Inc.*	5,924	6,412,612
NIO, Inc. ADR*	24,427	518,341
Pinduoduo, Inc. ADRΔ*	7,792	577,777
Trip.com Group, Ltd. ADR*	106,133	3,304,982
XPeng, Inc. ADRΔ*	28,264	567,258
Yum China Holdings, Inc.	73,994	3,917,982
		16,273,739
Financials — 0.1%
Intercorp Financial Services, Inc.Δ	14,942	345,310
Health Care — 0.5%
Hutchison China MediTech, Ltd. ADR*	40,346	1,303,176
Zai Lab, Ltd. ADR*	17,798	1,480,260
		2,783,436
Industrials — 0.3%
Copa Holdings SA Class AΔ	24,771	1,246,972
ZTO Express Cayman, Inc. ADR	30,510	912,859
		2,159,831
Information Technology — 0.2%
GDS Holdings, Ltd. ADRΔ*	2,167	177,326
Globant SA*	3,484	624,402
Huami Corporation ADRΔ*	25,272	324,745
Pagseguro Digital, Ltd. Class AΔ*	9,274	349,723
		1,476,196
Materials — 0.0%
Southern Copper Corporation	2,441	110,504
Total Common Stocks (Cost $19,969,454)		24,772,317
FOREIGN COMMON STOCKS — 88.7%
Brazil — 3.6%
Atacadao SA*	159,500	578,539
B3 SA - Brasil Bolsa Balcao	526,500	5,167,592
Banco BTG Pactual SA*	68,100	877,700
Banco do Brasil SA*	332,700	1,759,503
BB Seguridade Participacoes SA	77,100	334,435
Boa Vista Servicos SA*	332,409	858,857
BRF SA*	150,400	492,237
Cia Brasileira de Distribuicao	6,000	74,542
Cielo SA*	432,000	303,852
Fleury SA	102,600	487,249
Grupo SBF SA*	154,500	697,958
	Shares	Value
Iochpe Maxion SA	89,987	$219,363
Magazine Luiza SA	35,400	564,481
Minerva SA*	153,300	323,475
Petrobras Distribuidora SA	285,500	1,033,532
Qualicorp Consultoria e Corretora de Seguros SA	57,639	350,500
Raia Drogasil SA	785,400	3,294,935
TOTVS SA	55,800	268,175
Ultrapar Participacoes SA	109,300	376,991
Vale SA ADR	311,503	3,295,702
Wiz Solucoes e Corretagem de Seguros SA	140,200	227,929
YDUQS Participacoes SA	143,555	700,405
		22,287,952
Canada — 0.2%
Parex Resources, Inc.*	103,067	1,085,975
Chile — 0.6%
Aguas Andinas SA Class A	414,479	116,150
Banco de Chile ADRΔ	7,668	115,940
Banco de Credito e Inversiones SA	1,916	60,564
Banco Santander Chile ADRΔ	3,609	50,021
Cencosud SA	357,541	523,694
Enel Chile SA ADR	19,948	68,621
Falabella SA	880,396	2,578,732
		3,513,722
China — 24.9%
Agricultural Bank of China, Ltd. Class A	571,300	267,396
Alibaba Group Holding, Ltd. ADR*	169,205	49,742,886
Aluminum Corporation of China, Ltd. Class H*	270,000	55,686
Anhui Conch Cement Co., Ltd. Class A	23,400	191,715
Anhui Conch Cement Co., Ltd. Class H	193,500	1,340,237
BAIC Motor Corporation, Ltd. Class H 144A	1,477,500	604,540
Baidu, Inc. ADR*	7,509	950,564
Bank of Beijing Co., Ltd. Class A	89,700	62,018
Bank of China, Ltd. Class A	203,500	96,177
Bank of Communications Co., Ltd. Class A	110,200	73,881
Bank of Ningbo Co., Ltd. Class A	27,000	125,826
Bank of Shanghai Co., Ltd. Class A	49,180	59,129
Baoshan Iron & Steel Co., Ltd. Class A	107,400	79,243
BOE Technology Group Co., Ltd. Class A	571,700	416,562
BYD Co., Ltd. Class A	24,000	414,053
China CITIC Bank Corporation, Ltd. Class H	4,094,000	1,586,591
China Communications Services Corporation, Ltd. Class H	568,000	335,322
China Construction Bank Corporation Class H	265,000	172,190
China Everbright Bank Co., Ltd. Class A	131,700	70,999
China Evergrande GroupΔ	224,785	576,886

See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
China Fortune Land Development Co., Ltd. Class A	24,379	$54,783
China Life Insurance Co., Ltd. Class H	1,861,000	4,218,843
China Medical System Holdings, Ltd.	1,092,000	1,208,322
China Mengniu Dairy Co., Ltd.*	150,000	707,512
China Merchants Bank Co., Ltd. Class A	37,756	201,197
China Merchants Bank Co., Ltd. Class H	388,500	1,843,594
China Merchants Securities Co., Ltd. Class A*	30,100	96,293
China Minsheng Banking Corporation, Ltd. Class A	83,400	65,300
China National Building Material Co., Ltd. Class H	1,296,000	1,651,682
China Oilfield Services, Ltd. Class H	1,797,792	1,258,265
China Pacific Insurance Group Co., Ltd. Class A	21,100	97,568
China Petroleum & Chemical Corporation Class A	100,700	58,155
China Railway Construction Corporation, Ltd. Class A	75,200	92,287
China Shipbuilding Industry Co., Ltd. Class A*	102,700	66,015
China State Construction Engineering Corporation, Ltd. Class A	128,500	96,635
China Tourism Group Duty Free Corporation, Ltd. Class A	13,112	432,458
China United Network Communications, Ltd. Class A	226,600	162,671
China Vanke Co., Ltd. Class H	78,650	241,759
China Yangtze Power Co., Ltd. Class A	747,251	2,113,266
CITIC Securities Co., Ltd. Class A	48,700	217,040
Contemporary Amperex Technology Co., Ltd. Class A	40,699	1,264,767
COSCO SHIPPING Holdings Co., Ltd. Class H*	207,500	102,367
Country Garden Holdings Co., Ltd.	207,632	257,095
CRRC Corporation, Ltd. Class A	92,300	74,985
CRRC Corporation, Ltd. Class H	1,290,000	516,696
Foshan Haitian Flavouring & Food Co., Ltd. Class A	16,440	394,415
Gree Electric Appliances, Inc. of Zhuhai Class A	186,300	1,472,681
Guotai Junan Securities Co., Ltd. Class A	45,900	124,164
Haier Smart Home Co., Ltd. Class A	90,400	292,279
Haitong Securities Co., Ltd. Class A*	60,600	127,127
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	98,700	557,759
Hangzhou Robam Appliances Co., Ltd. Class A	120,099	581,883
Huatai Securities Co., Ltd. Class A	39,636	120,693
Huaxia Bank Co., Ltd. Class A	66,807	60,504
Industrial & Commercial Bank of China, Ltd. Class A	169,700	123,297
Industrial Bank Co., Ltd. Class A	40,800	97,332
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	54,262	309,280
	Shares	Value
JD.com, Inc. ADR*	23,453	$1,820,187
Jiangsu Hengrui Medicine Co., Ltd. Class A	35,413	470,687
Legend Holdings Corporation Class H 144A	65,400	79,695
Luxshare Precision Industry Co., Ltd. Class A	53,513	453,675
Midea Group Co., Ltd. Class A	137,700	1,481,708
NARI Technology Co., Ltd. Class A	175,145	511,225
NetEase, Inc. ADR	6,723	3,056,746
New China Life Insurance Co., Ltd. Class A	10,500	96,547
New Oriental Education & Technology Group, Inc. ADR*	18,750	2,803,125
PetroChina Co., Ltd. Class A	88,200	53,516
PICC Property & Casualty Co., Ltd. Class H	2,759,803	1,938,645
Ping An Bank Co., Ltd. Class A	50,900	114,340
Ping An Insurance Group Co. of China, Ltd. Class A	20,100	226,914
Ping An Insurance Group Co. of China, Ltd. Class H	827,496	8,590,110
SAIC Motor Corporation, Ltd. Class A	24,600	69,606
Sany Heavy Industry Co., Ltd. Class A	601,800	2,219,489
SF Holding Co., Ltd. Class A	46,799	563,694
Shanghai International Airport Co., Ltd. Class A	160,700	1,638,124
Shanghai Pudong Development Bank Co., Ltd. Class A	60,200	83,557
Shenwan Hongyuan Group Co., Ltd. Class A	160,100	125,879
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	17,100	879,409
Sinopharm Group Co., Ltd. Class H	297,600	628,889
Sunac China Holdings, Ltd.	75,859	298,869
Suning.com Co., Ltd. Class A	70,175	94,406
Sunny Optical Technology Group Co., Ltd.	156,900	2,437,022
TAL Education Group ADR*	28,637	2,177,558
Tencent Holdings, Ltd.	538,830	36,394,405
Vipshop Holdings, Ltd. ADR*	8,678	135,724
Will Semiconductor, Ltd. Class A	25,758	678,179
Wuhan Raycus Fiber Laser Technologies Co., Ltd. Class A	135,103	1,244,507
WuXi AppTec Co., Ltd. Class H 144A	72,768	1,052,281
Yifeng Pharmacy Chain Co., Ltd. Class A	177,958	2,610,892
Yonghui Superstores Co., Ltd. Class A	87,700	101,532
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	198,530	656,819
Zhuzhou CRRC Times Electric Co., Ltd. Class H	136,700	459,316
		154,830,147
Czech Republic — 0.1%
Moneta Money Bank AS 144A	206,572	474,353

See Notes to Schedules of Investments.

	Shares	Value
Egypt — 0.0%
Commercial International Bank Egypt SAE GDR	75,617	$324,122
Greece — 0.2%
Hellenic Exchanges - Athens Stock Exchange SA	51,221	169,554
JUMBO SA	31,730	555,538
Sarantis SA	58,098	581,719
		1,306,811
Hong Kong — 8.9%
3SBio, Inc. 144A*	1,443,500	1,635,535
AIA Group, Ltd.	890,225	8,848,923
Alibaba Group Holding, Ltd.*	29,900	1,097,662
Alibaba Health Information Technology, Ltd.*	602,000	1,480,358
ANTA Sports Products, Ltd.	75,000	782,732
Brilliance China Automotive Holdings, Ltd.	742,000	701,235
BYD Electronic International Co., Ltd.	13,000	65,975
China Hongqiao Group, Ltd.	868,000	543,781
China Jinmao Holdings Group, Ltd.	168,000	93,537
China Mobile, Ltd.	511,996	3,286,649
China Overseas Land & Investment, Ltd.	648,633	1,638,432
China Resources Cement Holdings, Ltd.	680,398	935,378
China Resources Land, Ltd.	1,011,987	4,615,495
China Traditional Chinese Medicine Holdings Co., Ltd.	482,000	202,574
CITIC, Ltd.	2,385,000	1,768,419
CSPC Pharmaceutical Group, Ltd.	757,177	1,478,046
Dali Foods Group Co., Ltd. 144A	132,500	81,149
ENN Energy Holdings, Ltd.	100,500	1,102,812
FIT Hon Teng, Ltd. 144AΔ*	737,385	289,260
Haier Electronics Group Co., Ltd.	35,000	127,243
Hengan International Group Co., Ltd.	275,600	2,017,411
Hong Kong Exchanges and Clearing, Ltd.	32,762	1,542,222
Kingboard Holdings, Ltd.	34,500	114,140
Kingboard Laminates Holdings, Ltd.	518,074	717,063
Kunlun Energy Co., Ltd.	844,000	557,312
Lenovo Group, Ltd.	510,000	337,193
Longfor Group Holdings, Ltd. 144A	48,384	274,153
Meituan Dianping Class B*	224,800	7,081,493
Minth Group, Ltd.	190,000	829,681
Nexteer Automotive Group, Ltd.	292,000	204,570
Semiconductor Manufacturing International Corporation*	356,500	834,619
Shenzhen International Holdings, Ltd.	36,500	58,234
Shimao Group Holdings, Ltd.	33,000	137,674
Sino Biopharmaceutical, Ltd.Δ	699,000	765,435
Sinotruk Hong Kong, Ltd.	460,000	1,185,498
Techtronic Industries Co., Ltd.	65,000	864,221
Topsports International Holdings, Ltd. 144A	367,000	510,224
Uni-President China Holdings, Ltd.	610,000	559,434
Vitasoy International Holdings, Ltd.Δ	564,000	2,199,307
	Shares	Value
Wuxi Biologics Cayman, Inc. 144A*	68,000	$1,666,549
Xiaomi Corporation Class B 144A*	320,400	867,331
Xinyi Solar Holdings, Ltd.	582,000	927,853
		55,026,812
Hungary — 0.3%
OTP Bank Nyrt PLC*	54,744	1,647,726
India — 8.8%
Abbott India, Ltd.	1,136	254,440
AIA Engineering, Ltd.	20,582	516,825
Amber Enterprises India, Ltd.	24,788	686,474
Ambuja Cements, Ltd.	91,621	269,694
Atul, Ltd.	4,856	403,534
Avenue Supermarts, Ltd. 144A*	22,467	671,674
Bharti Airtel, Ltd.	372,454	2,129,521
Coal India, Ltd.	382,128	603,101
Colgate-Palmolive India, Ltd.	5,631	109,581
Crompton Greaves Consumer Electricals, Ltd.*	99,554	394,943
Divi's Laboratories, Ltd.	18,300	757,632
Dr. Reddy's Laboratories, Ltd.	28,012	1,961,757
GAIL India, Ltd.	1,185,879	1,401,285
Grasim Industries, Ltd.	14,183	143,562
HCL Technologies, Ltd.	293,313	3,233,807
Hero MotoCorp, Ltd.	6,748	288,028
Hindalco Industries, Ltd.	176,558	421,873
Hindustan Petroleum Corporation, Ltd.	28,273	69,209
Housing Development Finance Corporation, Ltd.	244,223	5,788,744
ICICI Bank, Ltd.*	299,176	1,446,590
ICICI Lombard General Insurance Co., Ltd. 144A	36,932	650,446
Info Edge India, Ltd.	21,921	1,082,290
Infosys, Ltd.	79,828	1,097,647
Infosys, Ltd. ADR	121,364	1,676,037
Kotak Mahindra Bank, Ltd.*	62,939	1,086,700
Larsen & Toubro Infotech, Ltd. 144A	15,174	524,690
LIC Housing Finance, Ltd.	366,971	1,380,095
Mahindra & Mahindra, Ltd.	601,816	4,975,637
Marico, Ltd.	993,472	4,893,517
Maruti Suzuki India, Ltd.	10,154	930,881
Motherson Sumi Systems, Ltd.	280,879	439,634
Navin Fluorine International, Ltd.	31,465	942,606
NTPC, Ltd.	970,153	1,122,471
Oil & Natural Gas Corporation, Ltd.	829,659	780,693
Power Grid Corporation of India, Ltd.	688,728	1,518,933
Prestige Estates Projects, Ltd.	119,093	407,308
Reliance Industries, Ltd.	5,569	168,896
Route Mobile, Ltd.*	37,346	408,361
SBI Life Insurance Co., Ltd. 144A*	40,024	440,448
Shriram Transport Finance Co., Ltd.	24,072	203,185
Tata Consultancy Services, Ltd.	195,737	6,622,259
TeamLease Services, Ltd.*	15,018	447,542
Tech Mahindra, Ltd.	21,240	228,596
Wipro, Ltd.	261,193	1,111,526
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Zee Entertainment Enterprises, Ltd.	50,580	$143,776
		54,836,448
Indonesia — 1.2%
PT Adaro Energy Tbk	7,399,100	568,297
PT Astra International Tbk	784,400	236,176
PT Bank Central Asia Tbk	2,053,416	3,748,317
PT Bank Mandiri Persero Tbk	151,800	50,766
PT Bank Negara Indonesia Persero Tbk	757,431	227,208
PT BFI Finance Indonesia Tbk	11,433,900	312,407
PT Indofood Sukses Makmur Tbk	1,232,536	594,459
PT Link Net Tbk	2,617,800	310,822
PT Map Aktif Adiperkasa*	684,700	92,065
PT Pakuwon Jati Tbk*	9,829,000	235,282
PT Perusahaan Gas Negara Tbk	247,900	15,510
PT Semen Indonesia Persero Tbk	630,200	389,880
PT United Tractors Tbk	471,360	724,214
		7,505,403
Malaysia — 0.8%
DiGi.Com Bhd	195,300	189,846
Hartalega Holdings Bhd	116,400	455,903
Malayan Banking Bhd	389,816	678,127
Malaysia Airports Holdings	63,100	72,468
MISC Bhd	198,100	358,436
Petronas Chemicals Group Bhd	78,100	105,819
Petronas Gas Bhd	61,100	242,280
RHB Bank Bhd	388,000	427,228
Sime Darby Bhd	882,300	529,877
Telekom Malaysia Bhd	178,500	177,812
Tenaga Nasional Bhd	80,600	203,953
Top Glove Corporation Bhd	671,500	1,346,364
		4,788,113
Mexico — 1.8%
Alfa SAB de CV Series A	732,400	453,786
Alpek SAB de CV	1,177,800	824,031
America Movil SAB de CV, Series L	2,487,500	1,553,598
Arca Continental SAB de CV	106,322	458,293
Bolsa Mexicana de Valores SAB de CVΔ	191,600	432,219
Fomento Economico Mexicano SAB de CV ADR	61,100	3,433,209
Gruma SAB de CV Series B	18,385	203,460
Grupo Financiero Banorte SAB de CV Series O*	69,310	239,450
Grupo Mexico SAB de CV Series B	34,500	87,812
Kimberly-Clark de Mexico SAB de CV Series A	512,601	809,998
Wal-Mart de Mexico SAB de CV	1,055,913	2,526,665
		11,022,521
Netherlands — 0.3%
Yandex NV Class AΔ*	25,037	1,633,664
Peru — 0.8%
Alicorp SAA Class C	138,338	294,442
Banco BBVA Peru SA	230,192	153,947
Credicorp, Ltd.	37,824	4,689,798
	Shares	Value
Intercorp Financial Services, Inc.	7,526	$176,861
		5,315,048
Philippines — 0.5%
Ayala Land, Inc.	2,780,700	1,711,399
BDO Unibank, Inc.	34,770	62,043
International Container Terminal Services, Inc.	110,800	252,775
JG Summit Holdings, Inc.	34,530	43,021
Jollibee Foods Corporation	136,680	409,752
Metro Pacific Investments Corporation	2,038,000	147,261
PLDT, Inc.	4,180	114,871
SM Prime Holdings, Inc.	381,000	232,187
		2,973,309
Poland — 0.8%
Bank Polska Kasa Opieki SA*	154,280	2,009,684
Cyfrowy Polsat SA	35,783	250,439
Dino Polska SA 144A*	15,451	908,916
Orange Polska SA*	48,087	85,105
Polski Koncern Naftowy ORLEN SA	71,634	850,160
Polskie Gornictwo Naftowe i Gazownictwo SA	152,128	199,024
Powszechna Kasa Oszczednosci Bank Polski SA*	82,239	451,362
		4,754,690
Qatar — 0.1%
Industries Qatar QSC	17,530	47,626
Qatar Islamic Bank SAQ	6,620	30,032
Qatar National Bank QPSC	108,220	541,796
		619,454
Russia — 1.4%
Gazprom PJSC ADR	170,565	742,289
LUKOIL PJSC ADR	36,547	2,111,720
LUKOIL PJSC ADR (OTC Exchange)	17,105	981,998
MMC Norilsk Nickel PJSC ADR	27,725	668,815
Novatek PJSC GDR	1,991	272,537
PhosAgro PJSC GDR	10,672	128,284
Polyus PJSC GDR	7,128	750,955
Rosneft Oil Co. PJSC GDR	16,843	82,736
Sberbank of Russia PJSC ADR*	189,535	2,212,719
Sberbank of Russia PJSC ADR (OTC Exchange)*	14,170	165,364
Severstal PAO GDRΔ	20,309	257,846
Surgutneftegas PJSC ADR	19,506	85,892
		8,461,155
Saudi Arabia — 0.7%
Advanced Petrochemical Co.	7,684	121,301
Alinma Bank*	190,496	831,248
Arab National Bank	50,894	276,223
Bank Al	222,747	833,806
Bank AlBilad	17,350	112,023
Banque Saudi Fransi	21,140	182,719
Jarir Marketing Co.	4,417	221,131
National Commercial Bank	8,208	81,534

See Notes to Schedules of Investments.

	Shares	Value
Riyad Bank	71,861	$358,136
Samba Financial Group	39,247	282,291
Saudi Arabian Oil Co. 144A	61,418	588,196
Saudi Basic Industries Corporation	25,575	604,012
		4,492,620
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR*	74,232	646,432
South Africa — 4.4%
Absa Group, Ltd.	16,082	85,211
Anglo American Platinum, Ltd.	14,285	989,022
AngloGold Ashanti, Ltd. ADR	64,698	1,706,733
Aspen Pharmacare Holdings, Ltd.*	108,857	777,137
Bid Corporation, Ltd.	16,569	254,919
Clicks Group, Ltd.	111,726	1,482,988
Discovery, Ltd.	290,163	2,203,131
Gold Fields, Ltd. ADR	182,936	2,248,283
Harmony Gold Mining Co., Ltd. ADRΔ*	193,483	1,019,655
Impala Platinum Holdings, Ltd.Δ	14,110	122,598
JSE, Ltd.	65,072	455,504
Kumba Iron Ore, Ltd.	3,398	100,378
Mr Price Group, Ltd.	23,986	188,085
Naspers, Ltd. N Shares	73,149	12,919,862
Northam Platinum, Ltd.*	35,346	359,262
Old Mutual, Ltd.	458,889	282,853
Pick n Pay Stores, Ltd.	306,646	859,524
Santam, Ltd.	18,437	267,104
Sasol, Ltd.*	39,103	300,658
Standard Bank Group, Ltd.	87,897	564,542
Transaction Capital, Ltd.	333,945	430,433
Woolworths Holdings, Ltd.	28,545	59,872
		27,677,754
South Korea — 11.3%
BGF retail Co., Ltd.	7,555	799,008
Big Hit Entertainment Co., Ltd.*	500	57,717
BNK Financial Group, Inc.	14,001	60,579
CJ Corporation	3,160	219,427
Daelim Industrial Co., Ltd.	7,854	519,097
Doosan Bobcat, Inc.	2,267	52,331
Fila Holdings Corporation	10,251	320,344
Hana Financial Group, Inc.	8,272	198,719
Hankook Tire & Technology Co., Ltd.	18,122	488,330
Hanwha Corporation	14,904	320,455
Hyundai Engineering & Construction Co., Ltd.	25,610	664,794
Hyundai Glovis Co., Ltd.	6,583	809,418
Hyundai Mobis Co., Ltd.	2,770	543,429
Kia Motors Corporation	131,838	5,286,959
Korea Investment Holdings Co., Ltd.	4,298	265,635
Korea Zinc Co., Ltd.	3,455	1,115,076
Kumho Petrochemical Co., Ltd.	5,614	526,669
LG Chem, Ltd.	2,816	1,571,806
LG Electronic, Inc.	35,139	2,752,542
LG Household & Health Care, Ltd.	1,137	1,403,121
LG Innotek Co., Ltd.	11,449	1,510,898
LG Uplus Corporation	13,101	128,713
	Shares	Value
Meritz Securities Co., Ltd.	32,535	$90,164
NAVER Corporation	6,847	1,739,968
NCSoft Corporation	8,729	6,015,446
Orion Corporation	7,819	876,131
Pearl Abyss Corporation*	5,604	965,061
POSCO	15,331	2,566,621
Posco International Corporation	47,688	544,549
Samsung Electro-Mechanics Co., Ltd.	19,546	2,316,385
Samsung Electronics Co., Ltd.	386,051	19,165,178
Samsung Engineering Co., Ltd.*	52,821	474,568
Samsung Fire & Marine Insurance Co., Ltd.	20,288	3,160,551
Samsung SDS Co., Ltd.	2,574	372,631
Samsung Securities Co., Ltd.	2,582	67,473
SK Hynix, Inc.	168,519	12,079,906
		70,049,699
Taiwan — 13.3%
Accton Technology Corporation	235,000	1,818,121
Acer, Inc.	549,000	473,042
Advantech Co., Ltd.	100,087	1,012,814
Airtac International Group	52,000	1,182,940
ASE Technology Holding Co., Ltd.	33,000	67,943
Catcher Technology Co., Ltd.	45,000	284,332
Chailease Holding Co., Ltd.	132,360	606,310
China Life Insurance Co., Ltd.	647,249	446,790
Chroma ATE, Inc.	201,000	1,071,412
Foxconn Technology Co., Ltd.	136,000	243,126
Globalwafers Co., Ltd.	125,000	1,672,538
Hon Hai Precision Industry Co., Ltd.	1,155,000	3,105,231
Largan Precision Co., Ltd.	49,500	5,796,922
Lite-On Technology Corporation	280,000	448,476
MediaTek, Inc.	384,396	8,144,956
momo.com, Inc.	16,000	389,466
Nanya Technology Corporation	319,000	641,134
Nien Made Enterprise Co., Ltd.	37,000	442,152
Pegatron Corporation	448,000	994,743
Phison Electronics Corporation	33,000	304,339
Powertech Technology, Inc.	314,763	946,573
President Chain Store Corporation	591,000	5,379,351
Quanta Computer, Inc.	110,000	288,854
Silergy Corporation	46,000	2,727,198
Taiwan Semiconductor Manufacturing Co., Ltd.	1,546,978	23,272,858
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,606	15,047,079
Taiwan Union Technology Corporation	64,000	249,122
Tong Hsing Electronic Industries, Ltd.	103,577	480,730
United Microelectronics Corporation	2,797,000	2,758,899
Win Semiconductors Corporation	52,000	518,502
Wistron Corporation	1,592,000	1,651,016
		82,466,969
Thailand — 1.0%
Advanced Info Service PCL NVDR	263,100	1,425,346
Airports of Thailand PCL	312,000	556,308
Bangkok Bank PCL NVDRΔ	238,670	727,226
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Central Pattana PCL NVDR	99,700	$134,496
Charoen Pokphand Foods PCL NVDR	177,200	157,061
Indorama Ventures PCL NVDR	1,095,200	733,528
Kasikornbank PCL NVDR	25,900	63,226
PTT Exploration & Production PCL	270,900	675,380
Thai Union Group PCL NVDR	2,944,500	1,308,930
Total Access Communication PCL NVDR	453,700	463,841
		6,245,342
Turkey — 0.1%
Eregli Demir ve Celik Fabrikalari TAS	233,988	286,799
Haci Omer Sabanci Holding AS	110,799	119,034
Mavi Giyim Sanayi Ve Ticaret AS Class B 144A*	50,474	251,365
Sok Marketler Ticaret AS*	181,923	281,023
Türkiye Is Bankasi AS Class C*	42,265	29,261
		967,482
United Kingdom — 2.5%
Anglo American PLC	121,996	2,951,523
Antofagasta PLC	339,920	4,486,004
Network International Holdings PLC 144AΔ*	390,645	1,373,945
TCS Group Holding PLC GDR	27,776	732,598
Unilever PLC	100,050	6,168,407
		15,712,477
Total Foreign Common Stocks (Cost $486,158,639)		550,666,200
FOREIGN PREFERRED STOCKS — 0.4%
Brazil — 0.4%
Banco Bradesco SA
8.80%◊	144,992	503,195
	Shares	Value
Banco Pan SA
0.03%◊	224,140	$322,087
Lojas Americanas SA
0.00%*	246,600	1,240,487
Petroleo Brasileiro SA
0.00%õ◊	73,200	256,778
		2,322,547
Total Foreign Preferred Stocks (Cost $2,899,555)		2,322,547
MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	19,616,722	19,616,722
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	1,846,734	1,846,734
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	15,111,335	15,111,335
Total Money Market Funds (Cost $36,574,791)		36,574,791
TOTAL INVESTMENTS — 99.0% (Cost $545,602,439)		614,335,855
Other Assets in Excess of Liabilities — 1.0%		6,047,874
NET ASSETS — 100.0%		$620,383,729

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
HSCEI	10/2020	26	$1,573,409	$668
MSCI Singapore Index	10/2020	(383)	(7,931,878)	12,286
MSCI Taiwan Index	10/2020	305	15,036,500	270,332
SGX Nifty 50 Index	10/2020	(166)	(3,736,328)	(11,574)
FTSE KLCI	10/2020	(40)	(723,619)	2,455
KOSPI2 Index	12/2020	132	8,745,917	(130,729)
FTSE/JSE Top 40 Index	12/2020	(152)	(4,571,978)	160,665
Mexican Bolsa Index	12/2020	30	508,283	11,703
SET50 Index	12/2020	(256)	(1,258,046)	12,871
MSCI Emerging Markets E-Mini	12/2020	562	30,586,850	(102,639)
Total Futures Contracts outstanding at September 30, 2020			$38,229,110	$226,038

See Notes to Schedules of Investments.

Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/20	South Korean Won	20,901,668,000	U.S. Dollars	17,691,060	CITI	$237,053
12/16/20	U.S. Dollars	7,518,366	Hungarian Forint	2,270,000,000	CITI	205,725
12/16/20	Indian Rupees	1,175,938,500	U.S. Dollars	15,668,885	CITI	184,511
12/16/20	U.S. Dollars	9,824,883	Brazilian Reals	54,398,000	CITI	159,882
12/16/20	U.S. Dollars	5,917,357	Czech Republic Koruna	133,000,000	CITI	149,260
12/16/20	U.S. Dollars	4,955,669	Colombian Pesos	18,500,000,000	CITI	141,488
12/16/20	U.S. Dollars	11,963,428	Mexican Pesos	264,801,000	CITI	94,985
12/17/20	South African Rand	147,220,000	U.S. Dollars	8,614,726	CITI	91,303
12/16/20	U.S. Dollars	6,668,599	Indonesian Rupiahs	98,678,997,212	CITI	89,967
12/16/20	Taiwan Dollars	172,090,000	U.S. Dollars	5,926,489	CITI	87,117
12/16/20	U.S. Dollars	7,091,872	Israeli Shekels	24,015,000	CITI	73,030
12/16/20	U.S. Dollars	4,908,684	Chilean Pesos	3,807,772,625	CITI	54,463
12/16/20	Mexican Pesos	72,300,000	U.S. Dollars	3,188,400	CITI	52,103
12/16/20	Chinese Offshore Yuan	43,024,000	U.S. Dollars	6,271,593	CITI	35,940
12/16/20	U.S. Dollars	1,274,725	Russian Rubles	97,620,000	CITI	28,292
12/16/20	U.S. Dollars	503,165	Polish Zloty	1,880,000	CITI	16,687
12/16/20	Philippine Pesos	159,001,000	U.S. Dollars	3,257,291	CITI	13,977
12/16/20	Chilean Pesos	2,610,000,000	U.S. Dollars	3,316,658	CITI	10,620
12/16/20	U.S. Dollars	1,624,119	Thai Baht	51,174,000	CITI	9,305
12/17/20	U.S. Dollars	267,881	South African Rand	4,400,000	CITI	7,682
10/10/23	U.S. Dollars	1,196,266	Chinese Offshore Yuan	8,649,000	SC	5,208
12/16/20	Hong Kong Dollars	76,372,000	U.S. Dollars	9,850,127	CITI	1,263
12/16/20	U.S. Dollars	176,901	Singapore Dollars	240,000	CITI	1,065
12/16/20	U.S. Dollars	1,308,673	Indian Rupees	97,011,000	CITI	821
12/16/20	Israeli Shekels	108,000	U.S. Dollars	31,042	CITI	523
12/16/20	U.S. Dollars	28,217	Peruvian Nuevo Soles	100,000	CITI	475
12/16/20	Thai Baht	3,119,000	U.S. Dollars	98,153	CITI	268
12/16/20	U.S. Dollars	23,644	Euro	20,000	CITI	152
12/16/20	Saudi Riyals	3,055,000	U.S. Dollars	814,129	CITI	95
12/16/20	Russian Rubles	330,000	U.S. Dollars	4,181	CITI	33
12/16/20	U.S. Dollars	2,698	South Korean Won	3,139,000	CITI	5
12/16/20	U.S. Dollars	26,656	Saudi Riyals	100,000	CITI	3
Subtotal Appreciation						$1,753,301
12/16/20	Hong Kong Dollars	1,900,000	U.S. Dollars	245,085	CITI	$—
12/16/20	Saudi Riyals	1,502,000	U.S. Dollars	400,324	CITI	(9)
12/16/20	Israeli Shekels	7,000	U.S. Dollars	2,064	CITI	(18)
12/16/20	U.S. Dollars	135,369	Saudi Riyals	508,000	CITI	(24)
12/16/20	U.S. Dollars	23,461	Euro	20,000	CITI	(31)
12/16/20	U.S. Dollars	11,934	Mexican Pesos	271,000	CITI	(212)
12/16/20	U.S. Dollars	67,971	Philippine Pesos	3,316,000	CITI	(252)
12/16/20	Peruvian Nuevo Soles	629,874	U.S. Dollars	175,194	CITI	(450)
12/16/20	U.S. Dollars	594,061	Thai Baht	18,847,000	CITI	(664)
12/16/20	U.S. Dollars	3,333,265	Hong Kong Dollars	25,848,000	CITI	(925)
12/16/20	U.S. Dollars	203,209	Israeli Shekels	700,000	CITI	(1,379)
12/16/20	U.S. Dollars	330,490	Polish Zloty	1,288,000	CITI	(2,799)
12/16/20	Euro	253,000	U.S. Dollars	300,623	CITI	(3,451)
12/16/20	U.S. Dollars	498,226	Czech Republic Koruna	11,600,000	CITI	(4,856)
12/16/20	South Korean Won	4,838,232,000	U.S. Dollars	4,156,230	CITI	(6,304)
12/16/20	U.S. Dollars	2,905,655	Chilean Pesos	2,284,572,375	CITI	(6,762)
12/16/20	Polish Zloty	656,000	U.S. Dollars	178,467	CITI	(8,717)
12/16/20	U.S. Dollars	1,555,186	Indonesian Rupiahs	23,470,627,000	CITI	(9,530)
12/16/20	Thai Baht	31,848,000	U.S. Dollars	1,014,816	CITI	(9,840)
12/16/20	U.S. Dollars	686,581	Taiwan Dollars	19,962,000	CITI	(10,982)
12/16/20	Chinese Offshore Yuan	24,179,000	U.S. Dollars	3,556,419	CITI	(11,656)
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/20	U.S. Dollars	963,650	South African Rand	16,503,000	CITI	$(12,274)
12/17/20	South African Rand	35,177,000	U.S. Dollars	2,094,393	CITI	(14,159)
12/16/20	U.S. Dollars	2,144,402	Colombian Pesos	8,300,000,000	CITI	(15,474)
12/16/20	U.S. Dollars	3,705,226	Singapore Dollars	5,080,000	CITI	(16,646)
12/16/20	Indian Rupees	391,139,500	U.S. Dollars	5,294,956	CITI	(21,815)
12/16/20	Brazilian Reals	7,246,000	U.S. Dollars	1,320,778	CITI	(33,367)
12/16/20	U.S. Dollars	6,382,908	Indian Rupees	476,000,000	CITI	(34,278)
12/16/20	U.S. Dollars	5,858,859	Hungarian Forint	1,830,000,000	CITI	(36,354)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819	MSCS	(37,455)
12/16/20	U.S. Dollars	2,896,796	South Korean Won	3,443,595,000	CITI	(56,900)
12/16/20	Czech Republic Koruna	32,700,000	U.S. Dollars	1,483,261	CITI	(65,089)
12/16/20	Russian Rubles	251,569,000	U.S. Dollars	3,278,382	CITI	(66,295)
12/16/20	Chilean Pesos	4,425,011,000	U.S. Dollars	5,735,978	CITI	(94,890)
12/16/20	U.S. Dollars	11,626,672	Chinese Offshore Yuan	80,581,415	CITI	(186,966)
12/16/20	Hungarian Forint	1,719,656,000	U.S. Dollars	5,763,664	CITI	(223,916)
12/16/20	Mexican Pesos	374,993,000	U.S. Dollars	17,238,016	CITI	(430,741)
Subtotal Depreciation						$(1,425,480)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$327,821
Swap Agreements outstanding at September 30, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Increase in total return of Bovespa Index (At Termination)	Decrease in total return of Bovespa Index (At Termination)	10/14/2020	CITI	BRL	19,390,335	$178,342	$—	$178,342
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/29/2020	JPM	HKD	48,776,000	11,151	—	11,151
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	10/29/2020	CITI	HKD	7,035,000	2,229	—	2,229
Decrease in total return of BIST 30 Index (At Termination)	Increase in total return of BIST 30 Index (At Termination)	10/30/2020	GSC	TRY	9,223,748	27,753	—	27,753
Decrease in total return of Tel Aviv 35 Index (At Termination)	Increase in total return of Tel Aviv 35 Index (At Termination)	10/30/2020	GSC	ILS	523,264	911	—	911
Financing Index: 1-Month HIBOR - 0.50%	MSCI Hong Kong Net Return HKD Index	12/16/2020	GSC	HKD	57,271,028	528	—	528
Financing Index: 28-Day Mexico Interbank TIIE + 0.20%	MSCI Mexico Net MXN Index	12/16/2020	GSC	MXN	37,459,754	53,280	—	53,280
MSCI Brazil Net Return BRL Index	Financing Index: Brazil Cetip Di Interbank Deposit Rate - 0.04%	12/16/2020	GSC	BRL	739,687	7,065	—	7,065
MSCI Emerging Markets Thailand Net Total Return USD Index	Financing Index: 1-Month ICE LIBOR USD + 0.05%	12/16/2020	GSC	USD	382,690	30,304	—	30,304
MSCI Singapore Net Return SGD Index	Financing Index: 1-Month SORF + 0.10%	12/16/2020	GSC	SGD	4,098,845	52,054	—	52,054

See Notes to Schedules of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	12/17/2020	GSC	ZAR	3,186,490	$5,859	$—	$5,859
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	12/18/2020	CITI	PLN	445,120	2,018	—	2,018
Financing Index: 28-Day Mexico Interbank TIIE + 0.20%	MSCI Mexico Net MXN Index	12/21/2020	GSC	MXN	26,680,648	44,891	—	44,891
Subtotal Appreciation						$416,385	$ —	$416,385
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	10/12/2020	CITI	KRW	4,603,750,000	$(51,215)	$—	$(51,215)
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	10/12/2020	GSC	KRW	3,331,962,500	(44,877)	—	(44,877)
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/21/2020	GSC	TWD	69,848,800	(9,707)	—	(9,707)
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	10/21/2020	CITI	TWD	110	(9,350)	—	(9,350)
Increase in total return of SGX Nifty 50 Index (At Termination)	Decrease in total return of SGX Nifty 50 Index (At Termination)	10/29/2020	CITI	USD	1,890,672	(9,633)	—	(9,633)
Financing Index: 1-Month ICE LIBOR USD - 0.10%	MSCI Emerging Markets Korea Net Total Return USD Index	12/16/2020	GSC	USD	272,890	(1,261)	—	(1,261)
Financing Index: 1-Month WIBOR + 0.30%	MSCI Poland Net Return PLN Index	12/16/2020	GSC	PLN	55,952	(381)	—	(381)
MSCI South Africa Net Return ZAR Index	Financing Index: 1-Month SAFE South Africa JIBAR - 0.25%	12/16/2020	GSC	ZAR	77,116,488	(2,080)	—	(2,080)
Subtotal Depreciation						$(128,504)	$ —	$(128,504)
Net Total Return Swaps outstanding at September 30, 2020						$287,881	$ —	$287,881
See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$24,772,317	$24,772,317	$—	$—
Foreign Common Stocks:
Brazil	22,287,952	22,287,952	—	—
Canada	1,085,975	1,085,975	—	—
Chile	3,513,722	350,732	3,162,990	—
China	154,830,147	60,686,790	94,143,357	—
Greece	1,306,811	581,719	725,092	—
India	54,836,448	2,084,398	52,752,050	—
Mexico	11,022,521	11,022,521	—	—
Netherlands	1,633,664	1,633,664	—	—
Peru	5,315,048	5,315,048	—	—
Russia	8,461,155	1,147,362	7,313,793	—
South Africa	27,677,754	7,772,687	19,905,067	—
Taiwan	82,466,969	15,047,079	67,419,890	—
Turkey	967,482	251,365	716,117	—
Other^^	175,260,552	—	175,260,552	—
Total Foreign Common Stocks	550,666,200	129,267,292	421,398,908	—
Foreign Preferred Stocks	2,322,547	2,322,547	—	—
Money Market Funds	36,574,791	36,574,791	—	—
Total Assets - Investments in Securities	$614,335,855	$192,936,947	$421,398,908	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,753,301	$—	$1,753,301	$—
Futures Contracts	470,980	470,980	—	—
Swap Agreements	416,385	—	416,385	—
Total Assets - Other Financial Instruments	$2,640,666	$470,980	$2,169,686	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,425,480)	$—	$(1,425,480)	$—
Futures Contracts	(244,942)	(244,942)	—	—
Swap Agreements	(128,504)	—	(128,504)	—
Total Liabilities - Other Financial Instruments	$(1,798,926)	$(244,942)	$(1,553,984)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Schedules of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS — 52.5%
Real Estate — 52.5%
Agree Realty Corporation REITΔ	53,515	$3,405,695
Alexandria Real Estate Equities, Inc. REIT	26,583	4,253,280
American Assets Trust, Inc. REIT	28,683	690,973
American Homes 4 Rent Class A REIT	67,163	1,912,802
Apple Hospitality REIT, Inc.	80,065	769,425
AvalonBay Communities, Inc. REIT	15,598	2,329,405
Boston Properties, Inc. REIT	16,679	1,339,324
Brixmor Property Group, Inc. REIT	123,240	1,440,676
CyrusOne, Inc. REITΔ	35,542	2,489,006
DiamondRock Hospitality Co. REIT	169,502	859,375
Digital Realty Trust, Inc. REIT	24,237	3,557,022
Duke Realty Corporation REIT	53,877	1,988,061
EastGroup Properties, Inc. REIT	21,619	2,795,985
Equinix, Inc. REIT	2,353	1,788,586
Equity LifeStyle Properties, Inc. REIT	52,783	3,235,598
Equity Residential REIT	33,700	1,729,821
Essential Properties Realty Trust, Inc. REIT	200,182	3,667,334
Essex Property Trust, Inc. REIT	10,925	2,193,631
Extra Space Storage, Inc. REIT	47,052	5,034,094
First Industrial Realty Trust, Inc. REIT	31,130	1,238,974
Healthpeak Properties, Inc. REIT	65,249	1,771,510
Highwoods Properties, Inc. REIT	35,866	1,204,022
Invitation Homes, Inc. REIT	157,184	4,399,580
Kimco Realty Corporation REIT	177,390	1,997,411
Life Storage, Inc. REIT	46,539	4,899,161
Medical Properties Trust, Inc. REIT	45,871	808,706
Mid-America Apartment Communities, Inc. REIT	38,934	4,514,397
NETSTREIT CorporationΔ	32,947	601,612
New Senior Investment Group, Inc. REIT	46,606	186,424
Omega Healthcare Investors, Inc. REIT	47,892	1,433,887
Park Hotels & Resorts, Inc. REITΔ	118,946	1,188,271
Physicians Realty Trust REIT	66,411	1,189,421
Piedmont Office Realty Trust, Inc. Class A REIT	76,375	1,036,409
Prologis, Inc. REIT	124,226	12,499,620
QTS Realty Trust, Inc. Class A REITΔ	11,070	697,631
Realty Income Corporation REIT	87,918	5,341,019
Rexford Industrial Realty, Inc. REIT	70,301	3,216,974
Sabra Health Care REIT, Inc.	84,669	1,167,162
SBA Communications Corporation REIT	13,158	4,190,560
Simon Property Group, Inc. REIT	45,409	2,937,054
SITE Centers Corporation REIT	115,126	828,907
SL Green Realty Corporation REITΔ	22,159	1,027,513
STORE Capital Corporation REIT	18,170	498,403
Summit Hotel Properties, Inc. REIT	46,074	238,663
Sun Communities, Inc. REIT	16,702	2,348,468
UDR, Inc. REIT	62,626	2,042,234
Ventas, Inc. REIT	73,471	3,082,843
	Shares	Value
Weingarten Realty Investors REIT	46,442	$787,656
Welltower, Inc. REIT	121,977	6,719,713
		119,574,298
Total Common Stocks (Cost $119,033,719)		119,574,298
FOREIGN COMMON STOCKS — 44.4%
Australia — 3.5%
Dexus REIT	110,858	710,036
Goodman Group REIT	62,765	812,646
GPT Group (The) REIT	491,770	1,383,446
Growthpoint Properties Australia, Ltd. REIT	214,567	517,854
Ingenia Communities Group REIT	102,483	337,578
Mirvac Group REIT	893,324	1,400,373
Scentre Group REIT	728,252	1,159,486
Stockland REIT	336,382	918,937
Waypoint REIT	341,484	667,400
		7,907,756
Austria — 0.1%
CA Immobilien Anlagen AGΔ	10,820	319,861
Belgium — 1.5%
Aedifica SA REIT	9,206	1,124,331
VGP NV	2,489	344,154
Warehouses De Pauw CVA REIT	35,861	1,305,023
Xior Student Housing NV REIT	8,288	539,453
		3,312,961
Canada — 3.0%
Canadian Apartment Properties REIT	62,876	2,193,376
Dream Office REIT	32,963	449,310
Granite REIT	40,495	2,350,234
Minto Apartment REIT	63,160	867,083
Summit Industrial Income REIT	94,575	911,977
		6,771,980
France — 1.2%
Covivio REIT	2,797	196,402
Gecina SA REIT	16,657	2,195,822
Klepierre REITΔ	28,518	399,194
		2,791,418
Germany — 6.1%
alstria office REIT-AG	43,832	609,495
Aroundtown SA*	150,700	756,492
Deutsche Wohnen SE	87,683	4,382,335
LEG Immobilien AG	4,644	661,951
Vonovia SE	109,576	7,511,763
		13,922,036
Hong Kong — 5.3%
CK Asset Holdings, Ltd.	83,823	411,884
ESR Cayman, Ltd. 144A*	87,800	274,148
Link REIT	406,200	3,328,560
New World Development Co., Ltd.	398,089	1,943,356
Sun Hung Kai Properties, Ltd.	294,352	3,793,029
Swire Properties, Ltd.	496,717	1,316,093

See Notes to Schedules of Investments.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Wharf Holdings, Ltd. (The)	202,237	$405,602
Wharf Real Estate Investment Co., Ltd.	156,354	640,905
		12,113,577
Japan — 11.2%
Activia Properties, Inc. REIT	387	1,473,867
Daibiru Corporation	72,100	839,995
Daiwa House REIT Investment Corporation	271	691,505
Daiwa Securities Living Investments Corporation REIT	1,180	1,219,363
Global One Real Estate Investment Corporation REITΔ	1,243	1,196,686
GLP J-REIT	459	706,442
Hoshino Resorts REIT, Inc.	79	398,375
Hulic Reit, Inc.Δ	1,309	1,734,852
Japan Hotel REIT Investment Corporation	615	303,874
Japan Prime Realty Investment Corporation REIT	160	496,419
Japan Real Estate Investment Corporation REITΔ	192	981,607
Japan Retail Fund Investment Corporation REIT	361	558,475
Kenedix Office Investment Corporation REITΔ	65	389,912
Kenedix Residential Next Investment Corporation REIT	296	523,403
Kenedix Retail REIT Corporation	672	1,356,243
LaSalle Logiport REIT	375	627,953
Mitsubishi Estate Co., Ltd.	214,182	3,244,345
Mitsui Fudosan Co., Ltd.	155,003	2,697,314
Mori Hills Investment Corporation REIT	384	499,817
Mori Trust Hotel Reit, Inc.	976	1,014,105
Mori Trust Sogo REIT, Inc.	614	776,622
Nomura Real Estate Master Fund, Inc. REIT	794	994,700
Sumitomo Realty & Development Co., Ltd.	72,912	2,158,424
Tokyu Fudosan Holdings Corporation	144,800	625,494
		25,509,792
Netherlands — 0.6%
Unibail-Rodamco-Westfield REITΔ	40,024	1,476,077
Singapore — 3.5%
Ascendas India Trust	446,900	452,196
Ascendas REIT	276,411	661,433
CapitaLand Mall Trust REIT	1,072,300	1,526,154
CapitaLand, Ltd.Δ	692,704	1,384,967
City Developments, Ltd.	111,990	630,444
Frasers Centrepoint Trust REITΔ	217,491	384,501
Frasers Logistics & Commercial Trust REIT	477,500	488,917
Keppel DC REIT	242,933	519,253
Mapletree Industrial Trust REIT	829,562	1,965,473
		8,013,338
	Shares	Value
Spain — 0.7%
Arima Real Estate SOCIMI SA REIT*	45,187	$460,921
Inmobiliaria Colonial Socimi SA REIT	90,444	746,490
Merlin Properties Socimi SA REIT	45,546	379,903
		1,587,314
Sweden — 2.5%
Castellum ABΔ	53,426	1,213,533
Fabege AB	155,474	2,150,164
Fastighets AB Balder, B Shares*	30,507	1,545,615
Nyfosa AB*	37,543	332,351
Pandox AB*	29,686	340,329
		5,581,992
Switzerland — 0.3%
PSP Swiss Property AG	6,517	787,259
United Kingdom — 4.9%
Assura PLC REIT	661,517	658,465
Big Yellow Group PLC REIT	48,039	643,928
British Land Co. PLC (The) REIT	160,072	697,819
Derwent London PLC REIT	38,283	1,267,527
Grainger PLC	289,421	1,107,400
Helical PLC	10,475	39,941
Primary Health Properties PLC REIT	157,815	302,028
PRS REIT PLC (The)	342,411	348,162
Safestore Holdings PLC REIT	34,375	345,232
Segro PLC REIT	230,096	2,765,191
Supermarket Income REIT PLC	103,458	141,507
Tritax Big Box REIT PLC	200,190	399,800
Tritax EuroBox PLC 144A	225,362	250,711
UNITE Group PLC (The) REIT*	131,564	1,422,560
Urban & Civic PLC	104,996	285,866
Workspace Group PLC REIT	59,499	412,809
		11,088,946
Total Foreign Common Stocks (Cost $100,789,825)		101,184,307
MONEY MARKET FUNDS — 3.0%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø∞	6,224,419	6,224,419
Northern Institutional Liquid Assets Portfolio (Shares), 0.10%Ø§	688,127	688,127
Total Money Market Funds (Cost $6,912,546)		6,912,546
TOTAL INVESTMENTS — 99.9% (Cost $226,736,090)		227,671,151
Other Assets in Excess of Liabilities — 0.1%		331,606
NET ASSETS — 100.0%		$228,002,757

See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	12/2020	18	$3,340,620	$35,700
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/06/20	U.S. Dollars	107,733	Hong Kong Dollars	834,955	BBH	$1
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$1
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$119,574,298	$119,574,298	$—	$—
Foreign Common Stocks:
Canada	6,771,980	6,771,980	—	—
Germany	13,922,036	609,495	13,312,541	—
Spain	1,587,314	460,921	1,126,393	—
United Kingdom	11,088,946	815,476	10,273,470	—
Other^^	67,814,031	—	67,814,031	—
Total Foreign Common Stocks	101,184,307	8,657,872	92,526,435	—
Money Market Funds	6,912,546	6,912,546	—	—
Total Assets - Investments in Securities	$227,671,151	$135,144,716	$92,526,435	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1	$—	$1	$—
Futures Contracts	35,700	35,700	—	—
Total Assets - Other Financial Instruments	$35,701	$35,700	$1	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forwards Foreign Currency Contracts outstanding" disclosures.
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 3.9%
American Express Credit Account Master Trust, Series 2017-2, Class A
(Floating, ICE LIBOR USD 1M + 0.45%), 0.60%, 09/16/24†	$1,165,000	$1,170,295
American Express Credit Account Master Trust, Series 2019-4, Class A
(Floating, ICE LIBOR USD 1M + 0.24%), 0.39%, 04/15/24†	500,000	501,305
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
(Floating, ICE LIBOR USD 1M + 0.51%), 0.66%, 09/16/24†	791,000	795,433
Capital One Prime Auto Receivables Trust, Series 2019-1, Class A2
2.58%, 04/15/22	288,846	290,194
CARDS II Trust, Series 2019-1A, Class A
(Floating, ICE LIBOR USD 1M + 0.39%), 0.54%, 05/15/24 144A †	370,000	370,827
Chase Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.55%), 0.70%, 06/15/23†	500,000	501,951
Chase Issuance Trust, Series 2017-A2, Class A
(Floating, ICE LIBOR USD 1M + 0.40%), 0.55%, 03/15/24†	1,125,000	1,130,527
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3
(Floating, ICE LIBOR USD 1M + 0.49%), 0.64%, 12/07/23†	1,125,000	1,131,239
Evergreen Credit Card Trust, Series 2019-1, Class A
(Floating, ICE LIBOR USD 1M + 0.48%), 0.63%, 01/15/23 144A †	1,080,000	1,081,254
Ford Credit Auto Lease Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.26%), 0.41%, 02/15/22†	228,300	228,355
Ford Credit Auto Owner Trust, Series 2019-A, Class A2A
2.78%, 02/15/22	91,465	91,787
Ford Credit Auto Owner Trust, Series 2019-B, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 0.39%, 02/15/22†	95,395	95,421
Ford Credit Auto Owner Trust, Series 2020-A, Class A2
1.03%, 10/15/22	96,567	96,886
Golden Credit Card Trust, Series 2017-4A, Class A
(Floating, ICE LIBOR USD 1M + 0.52%, 0.52% Floor), 0.67%, 07/15/24 144A †	500,000	502,083
Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.50%, 10/15/23 144A †	380,000	380,789
	Par	Value
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2
1.90%, 05/16/22 144A	$686,794	$691,770
Hyundai Auto Lease Securitization Trust, Series 2020-B, Class A2
0.36%, 01/17/23 144A	650,000	650,275
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A2
0.31%, 02/15/23†††	610,000	609,990
Navient Student Loan Trust, Series 2019-1A, Class A1
(Floating, ICE LIBOR USD 1M + 0.33%), 0.48%, 12/27/67 144A †	100,044	100,067
Navient Student Loan Trust, Series 2019-4A, Class A1
(Floating, ICE LIBOR USD 1M + 0.28%), 0.43%, 07/25/68 144A †	385,358	383,573
Navient Student Loan Trust, Series 2019-7A, Class A1
(Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor), 0.65%, 01/25/68 144A †	524,636	523,304
Nissan Auto Receivables Owners Trust, Series 2019-C, Class A2B
(Floating, ICE LIBOR USD 1M + 0.24%), 0.39%, 09/15/22†	348,945	349,265
Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 05/22/23 144A	500,000	500,897
USAA Auto Owner Trust, Series 2019-1, Class A2
2.26%, 02/15/22	108,708	108,924
Verizon Owner Trust, Series 2017-3A, Class A1A
2.06%, 04/20/22 144A	61,243	61,423
Verizon Owner Trust, Series 2019-A, Class A1B
(Floating, ICE LIBOR USD 1M + 0.33%), 0.49%, 09/20/23†	605,000	606,297
Verizon Owner Trust, Series 2019-B, Class A1B
(Floating, ICE LIBOR USD 1M + 0.45%), 0.61%, 12/20/23†	525,000	527,216
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	1,000,000	1,003,564
Total Asset-Backed Securities (Cost $14,454,018)		14,484,911
CERTIFICATES OF DEPOSIT — 0.3%
US Bank NA
(Floating, ICE LIBOR USD 3M + 0.40%), 0.64%, 12/09/22† (Cost $1,100,000)	1,100,000	1,105,718
CORPORATE BONDS — 22.9%
AES Corporation (The)
5.50%, 04/15/25	300,000	309,884
Alliance Data Systems Corporation
4.75%, 12/15/24 144A	2,100,000	1,972,267
7.00%, 01/15/26 144A	1,250,000	1,246,219

See Notes to Schedules of Investments.

	Par	Value
Allison Transmission, Inc.
5.00%, 10/01/24 144A	$250,000	$252,984
AMC Networks, Inc.
5.00%, 04/01/24	1,500,000	1,535,625
American Express Co.
(Floating, ICE LIBOR USD 3M + 0.62%), 0.87%, 05/20/22†	140,000	140,872
(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 02/27/23†	820,000	825,350
American Honda Finance Corporation
(Floating, ICE LIBOR USD 3M + 0.35%), 0.60%, 11/05/21†	1,379,000	1,381,918
AmeriGas Partners LP
5.63%, 05/20/24	350,000	371,350
5.50%, 05/20/25	1,250,000	1,346,144
APX Group, Inc.
7.88%, 12/01/22	552,000	553,035
8.50%, 11/01/24	1,500,000	1,587,967
Aramark Services, Inc.
6.38%, 05/01/25 144A	250,000	260,731
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.95%), 1.23%, 07/15/21†	1,145,000	1,152,796
(Floating, ICE LIBOR USD 3M + 0.89%), 1.15%, 02/15/23†	40,000	40,360
Bank of America Corporation
(Floating, ICE LIBOR USD 3M + 1.00%), 1.26%, 04/24/23†	1,470,000	1,484,881
BMW US Capital LLC
(Floating, ICE LIBOR USD 3M + 0.41%), 0.68%, 04/12/21 144A †	245,000	245,354
(Floating, ICE LIBOR USD 3M + 0.50%), 0.75%, 08/13/21 144A †	500,000	501,097
Brink's Co. (The)
5.50%, 07/15/25 144A	400,000	417,750
Bristol-Myers Squibb Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 0.66%, 05/16/22†	1,000,000	1,003,881
Capital One Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.95%), 1.19%, 03/09/22†	560,000	564,268
Caterpillar Financial Services Corporation
(Floating, ICE LIBOR USD 3M + 0.74%), 0.99%, 05/13/22†	1,155,000	1,166,972
Cedar Fair LP
5.38%, 06/01/24	250,000	239,845
Cheniere Energy Partners LP
5.25%, 10/01/25	1,000,000	1,024,000
Chevron USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.11%), 0.37%, 08/12/22†	550,000	550,049
Cigna Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 09/17/21†	295,000	295,060
CIT Group, Inc.
5.00%, 08/15/22	500,000	515,720
	Par	Value
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.96%), 1.20%, 04/25/22†	$117,000	$118,164
(Floating, ICE LIBOR USD 3M + 0.69%), 0.93%, 10/27/22†	885,000	889,702
(Floating, ICE LIBOR USD 3M + 0.95%), 1.21%, 07/24/23†	185,000	186,379
CNH Industrial Capital LLC
4.38%, 04/05/22	750,000	786,653
Colfax Corporation
6.00%, 02/15/24 144A	500,000	519,375
Crown Americas LLC
4.50%, 01/15/23	450,000	468,000
CVR Energy, Inc.
5.25%, 02/15/25 144A	1,950,000	1,702,594
CVS Health Corporation
(Floating, ICE LIBOR USD 3M + 0.72%), 0.96%, 03/09/21†	1,320,000	1,323,445
Daimler Finance North America LLC
(Floating, ICE LIBOR USD 3M + 0.90%), 1.18%, 02/15/22 144A †	1,240,000	1,244,698
Dell International LLC
5.88%, 06/15/21 144A	330,000	330,825
7.13%, 06/15/24 144A	1,250,000	1,301,487
Delta Air Lines, Inc.
4.50%, 10/20/25 144A	250,000	256,930
Dominion Energy Gas Holdings LLC
(Floating, ICE LIBOR USD 3M + 0.60%), 0.85%, 06/15/21†	985,000	988,303
Duke Energy Florida LLC
(Floating, ICE LIBOR USD 3M + 0.25%), 0.48%, 11/26/21†	205,000	205,375
Duke Energy Progress LLC
(Floating, ICE LIBOR USD 3M + 0.18%), 0.43%, 02/18/22†	250,000	249,974
EQM Midstream Partners LP
6.00%, 07/01/25 144A	500,000	516,250
ESH Hospitality, Inc. REIT
5.25%, 05/01/25 144A	850,000	859,754
Exxon Mobil Corporation
(Floating, ICE LIBOR USD 3M + 0.33%), 0.61%, 08/16/22†	945,000	949,770
Florida Power & Light Co.
(Floating, ICE LIBOR USD 3M + 0.38%), 0.64%, 07/28/23†	475,000	475,369
Ford Motor Co.
8.50%, 04/21/23	1,500,000	1,637,392
9.00%, 04/22/25	700,000	803,456
Ford Motor Credit Co. LLC
5.13%, 06/16/25	250,000	258,125
Fresenius US Finance II, Inc.
4.50%, 01/15/23 144A	1,000,000	1,066,942
GameStop Corporation
10.00%, 03/15/23 144A	300,000	271,500
Gilead Sciences, Inc.
(Floating, ICE LIBOR USD 3M + 0.52%), 0.74%, 09/29/23†	320,000	320,427
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Goldman Sachs Group, Inc. (The)
(Floating, ICE LIBOR USD 3M + 0.75%), 1.01%, 02/23/23†	$1,410,000	$1,415,402
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25	1,500,000	1,630,312
Hillenbrand, Inc.
5.75%, 06/15/25	500,000	534,062
Honeywell International, Inc.
(Floating, ICE LIBOR USD 3M + 0.23%), 0.50%, 08/19/22†	275,000	275,256
Hughes Satellite Systems Corporation
7.63%, 06/15/21	1,000,000	1,038,750
Intercontinental Exchange, Inc.
(Floating, ICE LIBOR USD 3M + 0.65%), 0.90%, 06/15/23†	890,000	891,583
International Business Machines Corporation
(Floating, ICE LIBOR USD 3M + 0.40%), 0.65%, 05/13/21†	1,012,000	1,014,567
j2 Cloud Services LLC
6.00%, 07/15/25 144A	200,000	208,260
JBS USA LUX SA
5.75%, 06/15/25 144A	400,000	413,320
John Deere Capital Corporation
(Floating, ICE LIBOR USD 3M + 0.48%), 0.73%, 09/08/22†	250,000	251,221
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.28%, 01/15/23†	965,000	973,682
(Floating, ICE LIBOR USD 3M + 0.90%), 1.14%, 04/25/23†	425,000	428,604
KGA Escrow LLC
7.50%, 08/15/23 144A	1,500,000	1,554,787
Kinder Morgan, Inc.
3.15%, 01/15/23	1,000,000	1,050,621
Lennar Corporation
4.75%, 04/01/21	500,000	505,513
Level 3 Financing, Inc.
5.38%, 01/15/24	750,000	756,675
Logan Merger Sub, Inc.
5.50%, 09/01/27 144A	500,000	506,713
LPL Holdings, Inc.
5.75%, 09/15/25 144A	600,000	623,580
Marriott International, Inc.
5.75%, 05/01/25	250,000	279,396
Marsh & McLennan Cos., Inc.
(Floating, ICE LIBOR USD 3M + 1.20%), 1.42%, 12/29/21†	500,000	500,483
Meritor, Inc.
6.25%, 02/15/24	500,000	511,823
6.25%, 06/01/25 144A	200,000	209,500
Mileage Plus Holdings LLC
6.50%, 06/20/27 144A	800,000	835,000
Morgan Stanley
(Floating, U.S. SOFR + 0.70%), 0.79%, 01/20/23†	1,515,000	1,519,003
NCR Corporation
8.13%, 04/15/25 144A	250,000	276,781
	Par	Value
New Fortress Energy, Inc.
6.75%, 09/15/25 144A	$1,500,000	$1,571,062
New York Life Global Funding
(Floating, ICE LIBOR USD 3M + 0.44%), 0.71%, 07/12/22 144A †	815,000	819,610
Newmark Group, Inc.
6.13%, 11/15/23	500,000	521,212
Nielsen Co Luxembourg S.a.r.l. (The)
5.50%, 10/01/21 144A	421,000	422,185
NuStar Logistics LP
5.75%, 10/01/25	500,000	517,650
Otis Worldwide Corporation
(Floating, ICE LIBOR USD 3M + 0.45%), 0.23%, 04/05/23†	295,000	295,201
Outfront Media Capital LLC
6.25%, 06/15/25 144A	250,000	257,969
PBF Holding Co. LLC
9.25%, 05/15/25 144A	750,000	769,834
7.25%, 06/15/25	2,100,000	1,590,970
PBF Logistics LP
6.88%, 05/15/23	550,000	518,711
Penske Automotive Group, Inc.
5.38%, 12/01/24	400,000	407,662
Picasso Finance Sub, Inc.
6.13%, 06/15/25 144A	250,000	269,648
PowerTeam Services LLC
9.03%, 12/04/25 144A	850,000	899,406
Prime Security Services Borrower LLC
5.25%, 04/15/24 144A	500,000	524,688
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,009,875
Rattler Midstream LP
5.63%, 07/15/25 144A	400,000	403,960
Realogy Group LLC
4.88%, 06/01/23 144A	250,000	247,969
7.63%, 06/15/25 144A	500,000	524,508
Southern California Gas Co.
(Floating, ICE LIBOR USD 3M + 0.35%), 0.57%, 09/14/23†	275,000	275,011
Spectrum Brands, Inc.
5.75%, 07/15/25	250,000	258,375
Spirit AeroSystems, Inc.
7.50%, 04/15/25 144A	1,200,000	1,218,744
Spirit Loyalty Cayman, Ltd.
8.00%, 09/20/25 144A	400,000	424,308
Starwood Property Trust, Inc. REIT
3.63%, 02/01/21	1,250,000	1,253,656
Suburban Propane Partners LP
5.50%, 06/01/24	546,000	553,161
Sunoco LP
4.88%, 01/15/23	1,000,000	1,008,645
Tallgrass Energy Partners LP
7.50%, 10/01/25 144A	150,000	150,889
Targa Resources Partners LP
5.25%, 05/01/23	1,500,000	1,500,457

See Notes to Schedules of Investments.

	Par	Value
Toyota Motor Credit Corporation
(Floating, ICE LIBOR USD 3M + 0.54%), 0.82%, 01/08/21†	$1,350,000	$1,351,816
Triumph Group, Inc.
8.88%, 06/01/24 144A	100,000	106,750
Truist Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.65%), 0.88%, 04/01/22†	795,000	799,962
TWDC Enterprises 18 Corporation
(Floating, ICE LIBOR USD 3M + 0.39%), 0.64%, 03/04/22†	655,000	656,955
UnitedHealth Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.26%), 0.51%, 06/15/21†	1,000,000	1,001,646
Veritas US, Inc.
7.50%, 02/01/23 144A	500,000	500,678
7.50%, 09/01/25 144A	350,000	361,375
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 1.00%), 1.24%, 03/16/22†	1,400,000	1,416,271
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 1.11%), 1.37%, 01/24/23†	1,510,000	1,521,731
Wolverine Escrow LLC
8.50%, 11/15/24 144A	1,350,000	1,110,375
9.00%, 11/15/26 144A	750,000	620,156
XPO Logistics, Inc.
6.75%, 08/15/24 144A	500,000	530,538
6.25%, 05/01/25 144A	500,000	535,245
Total Corporate Bonds (Cost $84,525,937)		85,651,026
FOREIGN BONDS — 5.3%
Australia — 0.4%
Westpac Banking Corporation
(Floating, ICE LIBOR USD 3M + 0.85%), 1.12%, 08/19/21†	1,145,000	1,153,048
(Floating, ICE LIBOR USD 3M + 0.39%), 0.66%, 01/13/23†	210,000	210,763
		1,363,811
Austria — 0.1%
ams AG
7.00%, 07/31/25 144A	500,000	530,777
Canada — 1.0%
1011778 BC ULC
4.25%, 05/15/24 144A	750,000	764,587
Bausch Health Cos., Inc.
7.00%, 03/15/24 144A	500,000	518,000
Clarios Global LP
6.75%, 05/15/25 144A	250,000	263,517
Quebecor Media, Inc.
5.75%, 01/15/23	250,000	268,750
Royal Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.47%), 0.74%, 04/29/22†	1,095,000	1,100,879
	Par	Value
Toronto-Dominion Bank (The)
(Floating, U.S. SOFR + 0.48%), 0.57%, 01/27/23†	$720,000	$722,412
		3,638,145
China — 0.2%
Global Aircraft Leasing Co., Ltd.
Cash coupon 6.50% or PIK 7.25%, 09/15/24 144A	1,554,375	872,393
France — 0.3%
Banijay Entertainment SASU
5.38%, 03/01/25 144A	1,250,000	1,261,719
Ireland — 0.7%
AerCap Ireland Capital DAC
6.50%, 07/15/25	750,000	810,828
Fly Leasing, Ltd.
6.38%, 10/15/21	1,500,000	1,503,517
5.25%, 10/15/24	500,000	413,438
		2,727,783
Japan — 0.2%
Aircastle, Ltd.
5.00%, 04/01/23	500,000	501,476
4.40%, 09/25/23	250,000	247,449
		748,925
Netherlands — 0.3%
OCI NV
6.63%, 04/15/23 144A	250,000	258,812
5.25%, 11/01/24 144A	750,000	776,119
		1,034,931
United Kingdom — 2.1%
AstraZeneca PLC
(Floating, ICE LIBOR USD 3M + 0.62%), 0.87%, 06/10/22†	995,000	1,001,583
BP Capital Markets PLC
(Floating, ICE LIBOR USD 3M + 0.25%), 0.51%, 11/24/20†	1,440,000	1,440,556
Connect Finco S.a.r.l.
6.75%, 10/01/26 144A	2,500,000	2,511,750
eG Global Finance PLC
8.50%, 10/30/25 144A	1,500,000	1,581,563
GlaxoSmithKline Capital PLC
(Floating, ICE LIBOR USD 3M + 0.35%), 0.61%, 05/14/21†	1,275,000	1,277,406
		7,812,858
Total Foreign Bonds (Cost $20,387,546)		19,991,342
LOAN AGREEMENTS — 1.6%
APX Group, Inc. Initial Loan
(Floating, ICE LIBOR USD 1M+ 5.00%), 5.15%, 12/31/25†	984,380	969,718
(Floating, ICE PRIME USD 3M+ 4.00%), 7.25%, 12/31/25†	651	641
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Asurion LLC Replacement B-2 Term Loan
(Floating, ICE LIBOR USD 1M+ 6.50%), 6.65%, 08/04/25†	$2,818,182	$2,828,454
Banijay Entertainment SAS Facility B
(Floating, ICE LIBOR USD 1M+ 3.75%), 3.91%, 03/01/25†	200,000	196,500
PetSmart, Inc. Amended Loan
(Floating, ICE LIBOR USD 3M+ 3.50%, 1.00% Floor), 4.50%, 03/11/22†	621,556	621,111
PG&E Corporation Loan
(Floating, ICE LIBOR USD 1M+ 4.50%, 1.00% Floor), 5.50%, 06/23/25†	997,500	979,211
Whatabrands LLC 2020 Refinancing Term Loan
(Floating, ICE LIBOR USD 1M+ 2.75%), 2.91%, 07/31/26†	495,009	485,728
Total Loan Agreements (Cost $6,091,959)		6,081,363
MORTGAGE-BACKED SECURITIES — 8.2%
DBUBS, Series 2011-LC1A, Class A3
5.00%, 11/10/46 144A	127,717	128,051
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 09/15/43† IO	471,289	82,356
Federal Home Loan Mortgage Corporation REMIC, Series 4286
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 12/15/43† IO	284,990	45,804
Federal Home Loan Mortgage Corporation REMIC, Series 4320
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 07/15/39† IO	1,440,017	288,876
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 05/15/45† IO	477,827	97,150
Federal Home Loan Mortgage Corporation REMIC, Series 4583
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.85%, 05/15/46† IO	1,177,128	215,050
Federal Home Loan Mortgage Corporation REMIC, Series 4792
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.05%, 05/15/48† IO	957,257	115,263
Federal Home Loan Mortgage Corporation REMIC, Series 4905
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 08/25/49† IO	764,546	134,353
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4936
5.85%, 12/25/49† IO	$1,201,601	$172,968
Federal Home Loan Mortgage Corporation REMIC, Series 4980
4.50%, 06/25/50 IO	1,389,893	165,379
Federal Home Loan Mortgage Corporation REMIC, Series 4991
5.00%, 07/25/50 IO	2,707,578	316,374
Federal Home Loan Mortgage Corporation REMIC, Series 4998
4.00%, 08/25/50 IO	1,139,979	172,466
Federal Home Loan Mortgage Corporation REMIC, Series 5002
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 07/25/50† IO	1,001,112	189,130
Federal Home Loan Mortgage Corporation REMIC, Series 5009
2.00%, 09/25/50 IO	1,196,847	113,487
Federal Home Loan Mortgage Corporation REMIC, Series 5012
4.00%, 09/25/50 IO	337,272	48,570
Federal Home Loan Mortgage Corporation REMIC, Series 5020
3.00%, 08/25/50 IO	470,000	52,287
Federal National Mortgage Association REMIC, Series 2012-115
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 10/25/42† IO	519,907	108,213
Federal National Mortgage Association REMIC, Series 2015-34
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 06/25/45† IO	1,168,199	197,518
Federal National Mortgage Association REMIC, Series 2016-69
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 10/25/46† IO	645,999	125,158
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 05/25/47† IO	643,592	125,141
Federal National Mortgage Association REMIC, Series 2017-86
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.00%, 11/25/47† IO	904,465	162,415

See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association REMIC, Series 2018-17
(Floating, 3.45% - ICE LIBOR USD 1M, 2.50% Cap), 2.50%, 03/25/48† IO	$4,787,620	$271,328
Federal National Mortgage Association REMIC, Series 2018-38
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.05%, 06/25/48† IO	531,869	62,465
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 6.00%, 02/25/48† IO	512,889	69,244
Federal National Mortgage Association REMIC, Series 2020-45
4.00%, 07/25/50 IO	589,001	80,135
5.00%, 07/25/50 IO	1,052,444	160,795
Federal National Mortgage Association REMIC, Series 2020-49
4.00%, 07/25/50 IO	829,705	106,238
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.95%, 07/25/50† IO	933,310	180,580
Federal National Mortgage Association REMIC, Series 2020-60
2.00%, 09/25/50 IO	1,946,871	166,179
4.00%, 09/25/50 IO	313,227	45,108
Federal National Mortgage Association REMIC, Series 2020-62
4.00%, 06/25/48 IO	927,872	174,883
Federal National Mortgage Association STRIP, Series 405
(Floating, 5.05% - ICE LIBOR USD 1M, 5.05% Cap), 4.90%, 10/25/40† IO	1,219,907	210,419
Government National Mortgage Association, Series 2010-101
(Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 5.84%, 08/20/40† IO	227,292	43,751
Government National Mortgage Association, Series 2010-85
(Floating, 5.94% - ICE LIBOR USD 1M, 5.94% Cap), 5.78%, 07/20/40† IO	205,132	42,434
Government National Mortgage Association, Series 2015-110
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.54%, 08/20/45† IO	261,910	43,183
	Par	Value
(Floating, 5.71% - ICE LIBOR USD 1M, 5.71% Cap), 5.55%, 08/20/45† IO	$1,921,004	$308,548
Government National Mortgage Association, Series 2015-57
(Floating, 5.60% - ICE LIBOR USD 1M, 5.60% Cap), 5.44%, 04/20/45† IO	1,153,558	184,391
Government National Mortgage Association, Series 2016-109
4.00%, 10/20/45 IO	222,912	19,888
Government National Mortgage Association, Series 2018-105
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 08/20/48† IO	317,140	51,304
Government National Mortgage Association, Series 2018-124
(Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 6.04%, 09/20/48† IO	765,245	137,539
Government National Mortgage Association, Series 2018-139
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.99%, 10/20/48† IO	432,768	63,572
Government National Mortgage Association, Series 2018-7
(Floating, 5.70% - ICE LIBOR USD 1M, 5.70% Cap), 5.54%, 01/20/48† IO	702,927	105,300
Government National Mortgage Association, Series 2018-72
4.00%, 04/20/46 IO	1,076,698	126,526
Government National Mortgage Association, Series 2019-1
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 01/20/49† IO	453,428	62,180
Government National Mortgage Association, Series 2019-110
5.94%, 09/20/49† IO	1,365,501	197,753
Government National Mortgage Association, Series 2019-128
4.00%, 10/20/49 IO	1,094,097	121,645
Government National Mortgage Association, Series 2019-129
3.50%, 10/20/49 IO	1,692,506	198,234
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	2,093,176	177,741
3.50%, 12/20/49 IO	1,012,237	112,472
Government National Mortgage Association, Series 2019-20
(Floating, 3.79% - ICE LIBOR USD 1M, 3.79% Cap), 3.63%, 02/20/49† IO	1,160,347	90,085
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2019-4
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 01/20/49† IO	$637,256	$107,574
Government National Mortgage Association, Series 2019-52
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 04/20/49† IO	381,275	48,435
Government National Mortgage Association, Series 2019-6
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 01/20/49† IO	335,996	52,441
Government National Mortgage Association, Series 2019-69
(Floating, 3.27% - ICE LIBOR USD 1M, 3.27% Cap), 3.11%, 06/20/49† IO	404,935	34,009
Government National Mortgage Association, Series 2019-97
(Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 5.94%, 08/20/49† IO	617,337	85,633
Government National Mortgage Association, Series 2019-98
(Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap), 5.89%, 08/20/49† IO	975,662	139,064
Government National Mortgage Association, Series 2020-61
(Floating, 6.44% - ICE LIBOR USD 1M, 6.44% Cap), 6.28%, 07/20/43† IO	966,613	186,862
Government National Mortgage Association, Series 2020-78
(Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap), 5.99%, 06/20/50† IO	1,015,540	197,095
UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB
3.00%, 05/10/45	418,181	422,274
Uniform Mortgage Backed Securities
2.00%, 10/01/50 TBA	1,000,000	1,033,984
2.50%, 10/01/50 TBA	15,000,000	15,735,352
3.00%, 10/01/50 TBA	2,000,000	2,095,273
3.00%, 11/01/50 TBA	3,000,000	3,143,496
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AFL
(Floating, ICE LIBOR USD 1M + 1.20%, 1.20% Floor), 1.35%, 06/15/45 144A †	700,000	694,650
Total Mortgage-Backed Securities (Cost $30,369,282)		30,646,071

	Number of Contracts	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
Cummins, Inc., Strike Price $220.00, Expires 10/16/20 (JEF)	14	$295,624	$2,590
Qualcomm, Inc., Strike Price $120.00, Expires 10/16/20 (CITA)	40	470,720	10,600
Qualcomm, Inc., Strike Price $120.00, Expires 10/16/20 (JEF)	11	129,448	2,915
Starbucks Corporation, Strike Price $90.00, Expires 10/16/20 (CITA)	40	343,680	2,440
Starbucks Corporation, Strike Price $90.00, Expires 10/16/20 (JEF)	11	94,512	671
			19,216
Put Options — 0.1%
iShares Russell 2000 ETF, Strike Price $147.00, Expires 10/16/20 (COWN)	142	2,127,018	43,097
iShares Russell 2000 ETF, Strike Price $147.00, Expires 10/16/20 (EVR)	43	644,097	13,051
S&P 500®, Strike Price $3,350.00, Expires 12/18/20 (EVR)	10	3,363,000	173,000
			229,148
Total Purchased Options (Premiums paid $273,342)			248,364

	Par
U.S. TREASURY OBLIGATIONS — 17.3%
U.S. Treasury Bills
1.58%, 10/08/20Ω	$4,294,000	4,293,955
1.46%, 12/03/20Ω	10,718,000	10,716,406
0.35%, 12/31/20Ω	10,453,000	10,450,688
0.19%, 02/25/21Ω	33,000	32,988
0.16%, 04/22/21Ω	14,708,000	14,699,706
0.14%, 06/17/21Ω	7,100,000	7,094,892
0.13%, 08/12/21Ω	680,000	679,420
		47,968,055

See Notes to Schedules of Investments.

	Par	Value
U.S. Treasury Notes
2.00%, 11/30/20	$14,434,000	$14,478,935
1.38%, 04/30/21	2,080,000	2,095,478
		16,574,413
Total U.S. Treasury Obligations (Cost $64,464,156)		64,542,468

	Shares
COMMON STOCKS — 8.8%
Communication Services — 0.4%
Discovery, Inc. Class A*	7,947	173,006
Escrow NII Holdings, Inc.*	76,167	165,282
Facebook, Inc. Class A*	628	164,473
TEGNA, Inc.	9,806	115,221
T-Mobile US, Inc.*	4,670	534,061
Walt Disney Co. (The)	1,655	205,353
		1,357,396
Consumer Discretionary — 1.7%
Amazon.com, Inc.*	229	721,059
Best Buy Co., Inc.	5,245	583,716
D.R. Horton, Inc.‡	8,552	646,788
Darden Restaurants, Inc.‡	2,758	277,841
Dick's Sporting Goods, Inc.	1,884	109,046
KB Home	13,713	526,442
Lowe’s Cos., Inc.	4,120	683,343
Marriott International, Inc. Class A	1,320	122,206
Marriott Vacations Worldwide Corporation	3,777	342,989
McDonald’s Corporation	944	207,199
NIKE, Inc. Class B‡	7,288	914,935
Starbucks Corporation‡	6,166	529,783
Tesla, Inc.*	162	69,500
Tiffany & Co.	3,150	364,927
TopBuild Corporation*	1,020	174,104
		6,273,878
Consumer Staples — 0.5%
Coca-Cola Co. (The)	10,577	522,186
Mondelez International, Inc. Class A	10,626	610,464
Procter & Gamble Co. (The)	4,728	657,145
		1,789,795
Energy — 0.0%
Marathon Petroleum Corporation	1,393	40,871
Noble Energy, Inc.	14,337	122,581
		163,452
Financials — 1.4%
ACON S2 Acquisition Corporation*	2,873	28,787
Artius Acquisition, Inc.*	4,830	50,184
Burgundy Technology Acquisition Corporation*	1,574	15,693
Churchill Capital Corporation IV*	3,618	36,252
Cohn Robbins Holdings Corporation*	3,150	31,783
D8 Holdings Corporation*	3,950	39,776
E*TRADE Financial Corporation	57,694	2,887,585
Equity Distribution Acquisition Corporation*	1,575	16,223
	Shares	Value
Foley Trasimene Acquisition Corporation II*	4,620	$47,124
Fusion Acquisition Corporation Class A*	1,967	19,336
GO Acquisition Corporation*	3,006	30,300
GS Acquisition Holdings Corporation II*	4,710	52,893
HPX Corporation*	790	8,058
Morgan Stanley	5,058	244,554
Oaktree Acquisition Corporation II*	506	5,207
Peridot Acquisition Corporation*	2,878	28,737
Reinvent Technology Partners*	144	1,655
Social Capital Hedosophia Holdings Corporation III*	4,920	67,847
Starboard Value Acquisition Corporation*	575	5,802
Sustainable Opportunities Acquisition Corporation*	4,027	44,498
TD Ameritrade Holding Corporation	35,319	1,382,739
Tortoise Acquisition Corporation II*	559	6,082
Wells Fargo & Co.	6,855	161,161
		5,212,276
Health Care — 1.1%
Bristol-Myers Squibb Co.	7,168	432,159
Danaher Corporation	2,971	639,745
Envista Holdings Corporation*	13,012	321,136
Immunomedics, Inc.*	14,986	1,274,260
Momenta Pharmaceuticals, Inc.*	8,704	456,786
Varian Medical Systems, Inc.*	6,463	1,111,636
		4,235,722
Industrials — 1.3%
AZEK Co., Inc. (The)*	11,385	396,312
BMC Stock Holdings, Inc.*	7,146	306,063
Carrier Global Corporation	11,612	354,630
Cummins, Inc.	2,955	623,978
Dover Corporation	3,053	330,762
Fortive Corporation	1,765	134,511
Kansas City Southern	1,414	255,694
Kratos Defense & Security Solutions, Inc.*	9,258	178,494
Norfolk Southern Corporation	1,965	420,490
Otis Worldwide Corporation	2,651	165,475
Parker-Hannifin Corporation	3,476	703,334
Timken Co. (The)	6,984	378,673
Union Pacific Corporation	1,598	314,598
WESCO International, Inc.*	2,325	102,347
		4,665,361
Information Technology — 2.0%
Adobe, Inc.*	570	279,545
Apple, Inc.	3,927	454,786
Dell Technologies, Inc. Class C*	9,698	656,458
DXC Technology Co.	13,593	242,635
Mastercard, Inc. Class A	2,431	822,091
Maxim Integrated Products, Inc.	24,721	1,671,387
Microsoft Corporation	3,971	835,220
MobileIron, Inc.*	6,197	43,441
NortonLifeLock, Inc.	16,191	337,420
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ON Semiconductor Corporation*	7,299	$158,315
Oracle Corporation	3,587	214,144
PTC, Inc.*	1,185	98,023
QUALCOMM, Inc.‡‡ ‡	6,659	783,631
salesforce.com, Inc.*	1,169	293,793
Skyworks Solutions, Inc.	1,619	235,565
Texas Instruments, Inc.	930	132,795
Visa, Inc. Class A	1,638	327,551
		7,586,800
Materials — 0.1%
CF Industries Holdings, Inc.	3,124	95,938
Freeport-McMoRan, Inc.	7,523	117,660
Louisiana-Pacific Corporation	7,665	226,194
Steel Dynamics, Inc.	2,645	75,726
		515,518
Real Estate — 0.2%
CyrusOne, Inc. REIT	1,153	80,745
Digital Realty Trust, Inc. REIT	2,165	317,735
Weyerhaeuser Co. REIT	14,985	427,372
		825,852
Utilities — 0.1%
Avangrid, Inc.	2,906	146,636
NextEra Energy, Inc.	964	267,568
		414,204
Total Common Stocks (Cost $32,263,036)		33,040,254
FOREIGN COMMON STOCKS — 1.5%
Canada — 0.1%
Barrick Gold Corporation	13,430	377,518
Ireland — 0.7%
Adient PLC*	19,900	344,867
Linde PLC	1,487	354,099
Willis Towers Watson PLC	9,601	2,004,881
		2,703,847
Jersey — 0.1%
Aptiv PLC	3,046	279,257
Netherlands — 0.6%
Fiat Chrysler Automobiles NV*	25,686	315,294
Fiat Chrysler Automobiles NV (New York Exchange)*	21,982	268,620
NXP Semiconductor NV‡‡	4,661	581,739
QIAGEN NV*	4,449	232,505
Wright Medical Group NV*	31,447	960,391
		2,358,549
Total Foreign Common Stocks (Cost $5,337,732)		5,719,171
FOREIGN PREFERRED STOCK — 0.1%
Germany — 0.1%
Volkswagen AG
3.68%◊ (Cost $206,127)	1,261	202,909
	Shares	Value
RIGHTS — 0.0%
Alder Biopharmaceuticals, Inc. ††† * (Cost $3,155)	3,505	$7,010

Number of Warrants
WARRANTS — 0.0%
Multiplan Corporation, Exp. 03/01/27, Strike $11.50* (Cost $6,258)	3,866	7,732

	Shares
MUTUAL FUNDS — 0.6%
Escrow Altaba, Inc.Ψ ††† *	67,544	1,411,669
SPDR S&P Homebuilders ETF	9,911	534,005
SPDR S&P500 ETF Trust	494	165,436
Total Mutual Funds (Cost $2,005,792)		2,111,110
MONEY MARKET FUNDS — 31.9%
GuideStone Money Market Fund, 0.02% (Institutional Class)Ø ∞	44,498,629	44,498,629
Northern Institutional U.S. Government Portfolio (Shares), 0.00%Ø	74,909,288	74,909,288
Total Money Market Funds (Cost $119,407,917)		119,407,917
TOTAL INVESTMENTS —102.5% (Cost $380,896,257)		383,247,366
COMMON STOCKS SOLD SHORT — (3.7)%
Communication Services — (0.3)%
Alphabet, Inc. Class A *	(174)	(255,014)
AT&T, Inc.	(10,996)	(313,496)
Verizon Communications, Inc.	(7,357)	(437,668)
		(1,006,178)
Consumer Discretionary — (0.1)%
eBay, Inc.	(3,951)	(205,847)
Royal Caribbean Cruises, Ltd.	(1,269)	(82,142)
TJX Cos., Inc. (The)	(2,946)	(163,945)
		(451,934)
Consumer Staples — (0.2)%
Clorox Co. (The)	(395)	(83,017)
Colgate-Palmolive Co.	(2,478)	(191,178)
General Mills, Inc.	(4,106)	(253,258)
McCormick & Co., Inc. (Non-Voting Shares)	(1,070)	(207,687)
Walmart, Inc.	(1,198)	(167,612)
		(902,752)
Energy — (0.1)%
Chevron Corporation	(1,706)	(122,832)
Exxon Mobil Corporation	(4,477)	(153,695)
		(276,527)

See Notes to Schedules of Investments.

	Shares	Value
Financials — (1.2)%
BlackRock, Inc.	(195)	$(109,892)
Charles Schwab Corporation (The)	(39,136)	(1,417,897)
Morgan Stanley	(63,390)	(3,064,907)
		(4,592,696)
Health Care — (0.1)%
Cigna Corporation	(292)	(49,468)
CVS Health Corporation	(4,393)	(256,551)
Eli Lilly and Co.	(842)	(124,633)
		(430,652)
Industrials — (0.6)%
3M Co.	(1,468)	(235,144)
Builders FirstSource, Inc. *	(9,369)	(305,617)
Emerson Electric Co.	(5,051)	(331,194)
General Dynamics Corporation	(2,500)	(346,075)
Honeywell International, Inc.	(1,935)	(318,520)
Ingersoll Rand, Inc. *	(6,194)	(220,507)
Textron, Inc.	(8,908)	(321,490)
Uber Technologies, Inc. *	(4,359)	(159,016)
		(2,237,563)
Information Technology — (1.0)%
Analog Devices, Inc.	(16,558)	(1,932,981)
Automatic Data Processing, Inc.	(1,181)	(164,738)
Cisco Systems, Inc.	(8,449)	(332,806)
Citrix Systems, Inc.	(899)	(123,801)
Hewlett Packard Enterprise Co.	(23,523)	(220,410)
Intel Corporation	(4,815)	(249,321)
International Business Machines Corporation	(3,668)	(446,286)
Lam Research Corporation	(492)	(163,221)
Zoom Video Communications, Inc. Class A *	(156)	(73,337)
		(3,706,901)
Real Estate — (0.1)%
American Tower Corporation REIT	(646)	(156,158)
Total Common Stocks Sold Short (Proceeds $(13,908,766))		(13,761,361)
FOREIGN COMMON STOCKS SOLD SHORT — (0.6)%
Ireland — (0.6)%
Accenture PLC Class A	(1,276)	(288,363)
Aon PLC Class A	(9,898)	(2,041,958)
Total Foreign Common Stocks Sold Short (Proceeds $(1,936,537))		(2,330,321)
MUTUAL FUNDS SOLD SHORT — (2.9)%
Consumer Discretionary Select SPDR Fund	(8,006)	(1,176,722)
Consumer Staples Select SPDR Fund	(27,516)	(1,763,776)
Financial Select Sector SPDR Fund	(9,455)	(227,582)
Health Care Select Sector SPDR Fund	(10,214)	(1,077,373)
Invesco S&P 500 Equal Weight ETF	(15,890)	(1,717,868)
iShares Russell 2000 ETF	(15,700)	(2,351,703)
	Shares	Value
iShares U.S. Real Estate ETF	(15,697)	$(1,253,248)
SPDR S&P Retail ETF	(6,492)	(322,393)
Utilities Select Sector SPDR Fund	(15,072)	(894,975)
Total Mutual Funds Sold Short (Proceeds $(10,861,408))		(10,785,640)
TOTAL SECURITIES SOLD SHORT —(7.2)% (Proceeds $(26,706,711))		(26,877,322)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.1)%
Darden Restaurants, Inc., Strike Price $100.00, Expires 11/20/20 (CITA)	(21)	$(211,554)	(15,540)
Darden Restaurants, Inc., Strike Price $100.00, Expires 11/20/20 (JEF)	(5)	(50,370)	(3,700)
DR Horton, Inc, Strike Price $75.00, Expires 10/16/20 (JEF)	(36)	(272,268)	(10,152)
NIKE, Inc., Strike Price $115.00, Expires 10/16/20 (EVR)	(39)	(489,606)	(42,705)
Qualcomm, Inc., Strike Price $130.00, Expires 10/16/20 (CITA)	(40)	(470,720)	(1,960)
Qualcomm, Inc., Strike Price $130.00, Expires 10/16/20 (JEF)	(11)	(129,448)	(539)
S&P 500®, Strike Price $3,350.00, Expires 12/18/20 (EVR)	(10)	(3,363,000)	(162,000)
Starbucks Corporation, Strike Price $95.00, Expires 10/16/20 (CITA)	(40)	(343,680)	(360)
Starbucks Corporation, Strike Price $95.00, Expires 10/16/20 (JEF)	(11)	(94,512)	(99)
			(237,055)
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Call Swaptions — (0.0)%
Pay 0.0% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 1/18/2031 EUR, Strike Price $0.00, Expires 01/14/21 (MSCS)	(1)	$(2,230,000)	$(6,896)
Pay 0.1% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 12/3/2030 EUR, Strike Price $0.10, Expires 12/01/20 (CITI)	(1)	(2,280,000)	(1,356)
Pay 0.1% (Annually); Receive 6-Month EURIBOR (Semiannually): Interest Rate Swap Maturing 12/4/2030 EUR, Strike Price $0.10, Expires 12/02/20 (CITI)	(1)	(1,550,000)	(958)
			(9,210)
Put Options — (0.1)%
Cummins, Inc., Strike Price $195.00, Expires 10/16/20 (JEF)	(14)	(295,624)	(1,190)
iShares Russell 2000 ETF, Strike Price $140.00, Expires 10/16/20 (COWN)	(142)	(2,127,018)	(17,892)
iShares Russell 2000 ETF, Strike Price $140.00, Expires 10/16/20 (EVR)	(43)	(644,097)	(5,418)
S&P 500®, Strike Price $1.00, Expires 10/26/20 (MSCS)	(17)	(5,717,100)	(50,150)
S&P 500®, Strike Price $3,050.00, Expires 10/21/20 (MSCS)	(18)	(6,053,400)	(21,510)
S&P 500®, Strike Price $3,110.00, Expires 10/16/20 (MSCS)	(17)	(5,717,100)	(21,590)
S&P 500®, Strike Price $3,125.00, Expires 10/09/20 (MSCS)	(17)	(5,717,100)	(9,095)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $3,170.00, Expires 10/07/20 (MSCS)	(17)	$(5,717,100)	$(8,670)
S&P 500®, Strike Price $3,200.00, Expires 10/12/20 (MSCS)	(17)	(5,717,100)	(24,650)
S&P 500®, Strike Price $3,210.00, Expires 10/14/20 (MSCS)	(17)	(5,717,100)	(35,785)
S&P 500®, Strike Price $3,245.00, Expires 10/05/20 (MSCS)	(16)	(5,380,800)	(12,240)
S&P 500®, Strike Price $3,280.00, Expires 10/07/20 (MSCS)	(16)	(5,380,800)	(31,920)
			(240,110)
Put Swaptions — (0.0)%
Pay 6-Month EURIBOR (Semiannually); Receive -.15% (Annually): Interest Rate Swap Maturing 12/3/2030 EUR, Strike Price $(0.15), Expires 12/01/20 (CITI)	(1)	(2,280,000)	(29,200)
Pay 6-Month EURIBOR (Semiannually); Receive -.15% (Annually): Interest Rate Swap Maturing 12/4/2030 EUR, Strike Price $(0.15), Expires 12/02/20 (CITI)	(1)	(1,550,000)	(19,925)
Pay 6-Month EURIBOR (Semiannually); Receive -.2% (Annually): Interest Rate Swap Maturing 12/4/2030 EUR, Strike Price $(0.20), Expires 12/02/20 (MSCS)	(1)	(2,200,000)	(19,989)

See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive -.2% (Annually): Interest Rate Swap Maturing 12/7/2030 EUR, Strike Price $(0.20), Expires 12/03/20 (MSCS)	(1)	$(1,630,000)	$(14,839)
Pay 6-Month EURIBOR (Semiannually); Receive -.25% (Annually): Interest Rate Swap Maturing 1/18/2031 EUR, Strike Price $(0.25), Expires 01/14/21 (MSCS)	(1)	(2,230,000)	(18,102)
Pay 6-Month LIBOR (Semiannually); Receive .35% (Semiannually): Interest Rate Swap Maturing 10/2/2030 GBP, Strike Price $0.35, Expires 10/02/20 (MSCS)	(1)	(2,970,000)	(520)
Number of Contracts	Notional Amount	Value
Pay 6-Month LIBOR (Semiannually); Receive .35% (Semiannually): Interest Rate Swap Maturing 10/21/2030 GBP, Strike Price $0.35, Expires 10/21/20 (MSCS) (1)	$(3,430,000)	$(10,577)
		(113,152)
Total Written Options (Premiums received $ (807,782))		(599,527)
Other Assets in Excess of Liabilities — 4.9%		18,249,007
NET ASSETS — 100.0%		$374,019,524
Futures Contracts outstanding at September 30, 2020:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2020	(16)	$(2,232,500)	$(750)
U.S. Treasury Long Bond	12/2020	27	4,759,594	(4,747)
Ultra 10-Year U.S. Treasury Note	12/2020	7	1,119,453	2,923
Ultra Long U.S. Treasury Bond	12/2020	(6)	(1,330,875)	(1,353)
2-Year U.S. Treasury Note	12/2020	(113)	(24,968,586)	(11,859)
5-Year U.S. Treasury Note	12/2020	(53)	(6,679,656)	(685)
Total Futures Contracts outstanding at September 30, 2020			$(29,332,570)	$(16,471)
Forward Foreign Currency Contracts outstanding at September 30, 2020:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/20	Euro	29,291,208	U.S. Dollars	33,497,220	JPM	$861,370
10/22/20	Australian Dollars	34,139,943	U.S. Dollars	23,857,743	JPM	596,243
10/22/20	British Pounds	16,018,571	U.S. Dollars	20,140,758	JPM	531,273
10/22/20	Swiss Francs	14,331,142	U.S. Dollars	15,252,642	CITI	316,723
10/22/20	U.S. Dollars	3,518,789	Turkish Lira	25,143,767	RBC	281,891
10/22/20	Euro	10,631,843	U.S. Dollars	12,216,744	SC	254,408
10/22/20	Japanese Yen	1,555,086,233	U.S. Dollars	14,529,592	CITI	219,135
10/22/20	British Pounds	5,411,874	U.S. Dollars	6,789,304	SC	194,741
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/20	New Zealand Dollars	20,869,632	U.S. Dollars	13,643,167	CITI	$162,986
10/22/20	Japanese Yen	1,174,408,152	U.S. Dollars	10,991,623	SC	146,683
10/22/20	Swedish Kronor	100,239,643	U.S. Dollars	11,052,435	RBC	142,785
10/22/20	Japanese Yen	981,005,943	U.S. Dollars	9,169,325	GSC	134,718
10/22/20	Mexican Pesos	134,453,280	U.S. Dollars	5,943,206	GSC	121,113
10/22/20	Canadian Dollars	10,514,462	U.S. Dollars	7,787,851	SC	109,123
10/22/20	British Pounds	4,362,767	U.S. Dollars	5,522,653	SS	107,516
10/22/20	Canadian Dollars	8,826,636	U.S. Dollars	6,525,396	GSC	103,921
10/22/20	U.S. Dollars	2,352,961	Brazilian Reals	12,681,353	SC	96,156
10/22/20	U.S. Dollars	1,551,314	Mexican Pesos	32,815,711	GSC	71,209
10/22/20	South Korean Won	2,704,259,822	U.S. Dollars	2,247,575	CITI	69,805
11/17/20	U.S. Dollars	2,043,899	Russian Rubles	154,700,451	MSCS	61,461
10/22/20	U.S. Dollars	3,568,772	Swiss Francs	3,228,452	SC	61,378
10/22/20	U.S. Dollars	1,288,280	Mexican Pesos	27,217,492	SC	60,675
10/22/20	U.S. Dollars	6,712,490	Euro	5,671,170	GSC	60,208
10/22/20	Japanese Yen	428,659,329	U.S. Dollars	4,008,934	SS	56,550
10/22/20	U.S. Dollars	6,264,672	Norwegian Kroner	57,952,918	SS	51,377
12/16/20	U.S. Dollars	2,998,176	British Pounds	2,284,852	MSCS	48,351
10/22/20	U.S. Dollars	1,118,463	Norwegian Kroner	10,008,000	CITI	45,477
10/22/20	Mexican Pesos	44,747,642	U.S. Dollars	1,974,394	CITI	43,882
10/22/20	U.S. Dollars	6,772,327	Japanese Yen	709,691,200	GSC	41,484
10/28/20	Indian Rupees	191,481,422	U.S. Dollars	2,554,881	MSCS	40,420
10/22/20	Norwegian Kroner	14,884,979	U.S. Dollars	1,558,021	CITI	37,840
12/16/20	U.S. Dollars	2,235,326	Australian Dollars	3,068,064	MSCS	37,349
10/22/20	U.S. Dollars	1,598,289	Australian Dollars	2,180,804	SC	36,209
10/22/20	Canadian Dollars	2,476,166	U.S. Dollars	1,825,396	RBC	34,349
10/22/20	South Korean Won	1,351,645,495	U.S. Dollars	1,123,992	SC	34,283
10/22/20	Polish Zloty	6,573,235	U.S. Dollars	1,668,308	CITI	32,304
10/22/20	U.S. Dollars	1,361,226	New Zealand Dollars	2,010,721	CITI	31,048
10/22/20	U.S. Dollars	3,440,195	British Pounds	2,642,063	CITI	30,602
10/05/20	Canadian Dollars	1,808,407	U.S. Dollars	1,328,470	MSCS	29,674
12/16/20	Chinese Offshore Yuan	26,228,322	U.S. Dollars	3,816,161	MSCS	29,042
10/22/20	U.S. Dollars	1,277,298	British Pounds	967,335	SC	28,949
10/22/20	Euro	2,096,429	U.S. Dollars	2,430,998	SS	28,113
10/22/20	U.S. Dollars	1,276,194	British Pounds	967,335	GSC	27,845
10/22/20	Swedish Kronor	28,278,555	U.S. Dollars	3,132,282	SS	25,996
12/10/20	U.S. Dollars	1,682,687	Swedish Kronor	14,826,895	MSCS	25,657
10/01/20	Australian Dollars	1,644,786	U.S. Dollars	1,153,788	MSCS	24,290
10/22/20	U.S. Dollars	1,132,864	Swedish Kronor	9,926,001	CITI	24,283
10/22/20	Canadian Dollars	3,749,766	U.S. Dollars	2,792,583	CITI	23,710
10/22/20	New Zealand Dollars	3,238,664	U.S. Dollars	2,119,524	JPM	22,990
10/22/20	Euro	2,212,573	U.S. Dollars	2,573,178	GSC	22,170
10/22/20	Swedish Kronor	18,380,487	U.S. Dollars	2,033,405	GSC	19,411
10/22/20	U.S. Dollars	1,199,956	Australian Dollars	1,648,393	GSC	19,234
12/16/20	U.S. Dollars	1,313,052	Swiss Francs	1,189,155	MSCS	18,810
12/16/20	U.S. Dollars	1,583,234	Canadian Dollars	2,083,391	MSCS	18,009
10/22/20	U.S. Dollars	6,117,754	Norwegian Kroner	56,895,728	JPM	17,803
10/22/20	U.S. Dollars	1,295,786	Euro	1,089,544	SC	17,751
10/22/20	Czech Republic Koruna	27,372,394	U.S. Dollars	1,169,003	CITI	17,115
12/16/20	British Pounds	2,159,298	U.S. Dollars	2,770,856	MSCS	16,875
10/22/20	Turkish Lira	10,143,097	U.S. Dollars	1,289,240	GSC	16,538
11/09/20	U.S. Dollars	3,542,034	Euro	3,004,641	MSCS	16,258
10/22/20	U.S. Dollars	1,089,396	Chilean Pesos	842,429,712	CITI	16,120
10/22/20	U.S. Dollars	1,271,139	Canadian Dollars	1,671,373	RBC	15,841
10/23/20	U.S. Dollars	497,495	Turkish Lira	3,745,020	MSCS	15,506
10/22/20	Australian Dollars	1,409,010	U.S. Dollars	994,620	SC	14,635

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/17/20	South African Rand	16,278,563	U.S. Dollars	948,474	MSCS	$14,177
10/22/20	U.S. Dollars	1,274,053	British Pounds	976,488	SS	13,892
10/22/20	Euro	1,012,526	U.S. Dollars	1,174,453	CITI	13,240
10/22/20	U.S. Dollars	1,550,816	Australian Dollars	2,147,039	CITI	12,921
12/16/20	U.S. Dollars	1,400,066	Euro	1,181,643	MSCS	12,116
10/22/20	British Pounds	1,044,570	U.S. Dollars	1,336,210	GSC	11,812
12/10/20	U.S. Dollars	863,257	Norwegian Kroner	7,945,395	MSCS	11,282
12/10/20	U.S. Dollars	388,894	Mexican Pesos	8,425,044	MSCS	11,019
10/22/20	Polish Zloty	5,069,161	U.S. Dollars	1,300,609	GSC	10,873
12/16/20	British Pounds	823,388	Euro	896,092	MSCS	10,480
12/16/20	Japanese Yen	164,014,149	U.S. Dollars	1,546,517	MSCS	10,383
10/22/20	Mexican Pesos	10,427,263	U.S. Dollars	459,986	SC	10,320
12/07/20	U.S. Dollars	365,789	South African Rand	6,009,000	MSCS	9,980
12/16/20	Euro	748,543	Swedish Kronor	7,791,991	MSCS	8,288
12/17/20	U.S. Dollars	660,229	Chilean Pesos	511,420,670	MSCS	8,254
10/22/20	U.S. Dollars	1,270,034	Euro	1,076,064	RBC	7,811
11/16/20	U.S. Dollars	687,253	Chilean Pesos	533,198,742	MSCS	7,756
12/16/20	Mexican Pesos	12,763,828	U.S. Dollars	564,376	MSCS	7,703
12/21/20	Australian Dollars	1,901,054	U.S. Dollars	1,354,563	MSCS	7,387
11/09/20	Taiwan Dollars	20,033,596	U.S. Dollars	689,006	MSCS	6,979
11/10/20	U.S. Dollars	211,619	Turkish Lira	1,600,687	MSCS	6,651
10/22/20	Czech Republic Koruna	14,165,640	U.S. Dollars	607,222	SS	6,613
10/22/20	U.S. Dollars	598,925	New Zealand Dollars	896,167	SS	6,073
10/01/20	U.S. Dollars	381,515	Australian Dollars	524,320	MSCS	5,971
10/22/20	U.S. Dollars	1,301,814	South Korean Won	1,512,252,086	CITI	5,909
10/19/20	U.S. Dollars	378,450	Turkish Lira	2,895,044	MSCS	5,458
10/22/20	Canadian Dollars	740,005	U.S. Dollars	550,407	SS	5,380
12/16/20	Japanese Yen	24,001,434	Australian Dollars	310,907	MSCS	5,097
10/16/20	U.S. Dollars	250,084	Turkish Lira	1,900,989	MSCS	4,969
10/05/20	U.S. Dollars	226,597	Colombian Pesos	849,658,316	MSCS	4,638
10/22/20	Czech Republic Koruna	26,227,151	U.S. Dollars	1,132,091	SC	4,401
12/16/20	U.S. Dollars	168,605	New Zealand Dollars	248,653	MSCS	4,121
12/17/20	U.S. Dollars	638,825	South African Rand	10,737,365	MSCS	3,858
11/16/20	Chilean Pesos	722,798,264	U.S. Dollars	917,485	MSCS	3,635
10/22/20	U.S. Dollars	5,572,722	Norwegian Kroner	51,944,648	SC	3,590
12/16/20	U.S. Dollars	453,131	Polish Zloty	1,737,422	MSCS	3,546
11/05/20	U.S. Dollars	287,732	Indonesian Rupiahs	4,240,023,557	MSCS	3,388
10/22/20	Chilean Pesos	883,735,613	U.S. Dollars	1,122,556	RBC	3,345
11/17/20	Russian Rubles	21,688,068	U.S. Dollars	274,755	MSCS	3,171
10/22/20	Hungarian Forint	683,679,523	U.S. Dollars	2,201,396	GSC	3,132
12/16/20	U.S. Dollars	457,340	Mexican Pesos	10,137,991	MSCS	2,953
11/20/20	Colombian Pesos	870,916,514	U.S. Dollars	224,145	MSCS	2,809
10/09/20	New Zealand Dollars	526,421	U.S. Dollars	345,485	MSCS	2,767
10/22/20	U.S. Dollars	1,243,455	Swiss Francs	1,142,107	SS	2,669
12/16/20	Israeli Shekels	2,340,137	U.S. Dollars	681,366	MSCS	2,585
11/20/20	U.S. Dollars	158,600	Colombian Pesos	599,316,829	MSCS	2,422
10/07/20	Polish Zloty	2,039,000	U.S. Dollars	525,212	MSCS	2,297
12/16/20	Canadian Dollars	1,196,010	U.S. Dollars	896,373	MSCS	2,174
12/16/20	Euro	751,929	U.S. Dollars	881,152	MSCS	2,060
12/16/20	New Zealand Dollars	347,045	U.S. Dollars	227,672	MSCS	1,899
01/13/21	British Pounds	538,808	U.S. Dollars	693,984	MSCS	1,804
10/22/20	U.S. Dollars	561,504	Hungarian Forint	173,640,910	SS	1,598
10/22/20	New Zealand Dollars	1,789,616	U.S. Dollars	1,182,331	GSC	1,576
10/09/20	Japanese Yen	11,440,110	U.S. Dollars	106,938	MSCS	1,546
12/09/20	Hungarian Forint	37,174,456	U.S. Dollars	118,303	MSCS	1,463
10/16/20	Turkish Lira	1,900,989	U.S. Dollars	243,660	MSCS	1,455
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/05/20	Colombian Pesos	1,393,138,032	U.S. Dollars	362,531	MSCS	$1,403
11/02/20	South Korean Won	266,417,932	U.S. Dollars	227,210	MSCS	1,276
12/10/20	U.S. Dollars	233,013	Swiss Francs	213,000	MSCS	1,251
10/22/20	U.S. Dollars	1,129,153	Euro	961,610	CITI	1,184
12/16/20	Euro	184,835	Swiss Francs	198,537	MSCS	1,023
10/22/20	South African Rand	16,953,523	U.S. Dollars	1,008,457	RBC	963
10/22/20	South African Rand	10,840,624	U.S. Dollars	644,604	GSC	852
12/09/20	U.S. Dollars	284,086	Czech Republic Koruna	6,533,897	MSCS	795
12/16/20	Canadian Dollars	299,963	Swiss Francs	206,359	MSCS	762
12/10/20	Norwegian Kroner	547,829	U.S. Dollars	58,050	MSCS	693
12/16/20	U.S. Dollars	227,140	Israeli Shekels	774,956	MSCS	644
10/22/20	South African Rand	5,630,821	U.S. Dollars	334,636	CITI	626
10/22/20	U.S. Dollars	1,259,851	Japanese Yen	132,773,181	CITI	606
12/16/20	U.S. Dollars	895,508	Chinese Offshore Yuan	6,104,373	MSCS	576
10/09/20	U.S. Dollars	68,100	New Zealand Dollars	102,106	MSCS	552
12/16/20	Euro	195,262	Polish Zloty	885,550	MSCS	203
10/22/20	U.S. Dollars	1,271,999	Chilean Pesos	998,264,607	SC	186
12/16/20	Euro	192,721	Czech Republic Koruna	5,217,349	MSCS	97
11/06/20	Indonesian Rupiahs	976,367,300	U.S. Dollars	65,388	MSCS	81
Subtotal Appreciation						$6,267,140
12/18/20	U.S. Dollars	88,639	Hong Kong Dollars	687,252	MSCS	$(10)
10/28/20	Indian Rupees	16,725,904	U.S. Dollars	226,715	MSCS	(15)
10/22/20	U.S. Dollars	52,624	Chilean Pesos	41,320,643	GSC	(19)
12/16/20	New Zealand Dollars	342,551	Euro	193,095	MSCS	(210)
12/16/20	Japanese Yen	44,896,306	U.S. Dollars	426,394	MSCS	(217)
12/16/20	Israeli Shekels	1,550,975	U.S. Dollars	453,522	MSCS	(220)
10/22/20	Japanese Yen	125,732,780	U.S. Dollars	1,192,707	CITI	(234)
10/22/20	Japanese Yen	176,653,743	U.S. Dollars	1,675,672	SC	(255)
12/16/20	U.S. Dollars	226,437	Czech Republic Koruna	5,230,368	MSCS	(400)
12/07/20	Singapore Dollars	103,302	U.S. Dollars	76,121	MSCS	(439)
11/16/20	U.S. Dollars	289,163	Chilean Pesos	227,304,775	MSCS	(509)
12/09/20	U.S. Dollars	95,392	Israeli Shekels	328,625	MSCS	(638)
11/09/20	U.S. Dollars	224,597	Euro	191,969	MSCS	(667)
11/02/20	South Korean Won	262,866,072	U.S. Dollars	226,204	MSCS	(764)
10/09/20	U.S. Dollars	105,116	New Zealand Dollars	160,167	MSCS	(842)
12/09/20	U.S. Dollars	69,522	Hungarian Forint	21,846,000	MSCS	(860)
12/09/20	Czech Republic Koruna	7,091,000	U.S. Dollars	308,308	MSCS	(863)
11/05/20	Indonesian Rupiahs	1,840,858,086	U.S. Dollars	124,357	MSCS	(905)
10/26/20	Taiwan Dollars	13,036,383	U.S. Dollars	452,816	MSCS	(909)
12/16/20	U.S. Dollars	228,200	Euro	195,170	MSCS	(1,046)
10/22/20	U.S. Dollars	844,245	South African Rand	14,197,367	GSC	(1,073)
12/16/20	Euro	192,721	Hungarian Forint	70,651,599	MSCS	(1,230)
12/16/20	New Zealand Dollars	204,824	U.S. Dollars	137,035	MSCS	(1,543)
12/10/20	Swiss Francs	266,814	U.S. Dollars	291,883	MSCS	(1,567)
12/16/20	Swiss Francs	597,509	Euro	555,072	MSCS	(1,672)
12/16/20	U.S. Dollars	317,819	Canadian Dollars	425,338	MSCS	(1,731)
12/16/20	U.S. Dollars	238,662	Turkish Lira	1,900,989	MSCS	(1,772)
10/22/20	U.S. Dollars	2,588,404	Japanese Yen	273,108,159	SC	(1,805)
12/16/20	Australian Dollars	310,833	Canadian Dollars	298,819	MSCS	(1,817)
10/05/20	U.S. Dollars	651,127	Colombian Pesos	2,500,066,688	MSCS	(1,973)
10/22/20	Swiss Francs	960,373	U.S. Dollars	1,045,578	SS	(2,228)
01/13/21	U.S. Dollars	1,038,808	British Pounds	806,460	MSCS	(2,613)
12/16/20	Euro	307,628	British Pounds	281,907	MSCS	(2,615)
12/16/20	U.S. Dollars	230,275	New Zealand Dollars	352,078	MSCS	(2,626)
12/16/20	Euro	194,855	Swedish Kronor	2,071,878	MSCS	(2,707)

See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/07/20	U.S. Dollars	630,857	Polish Zloty	2,449,142	MSCS	$(2,759)
12/16/20	British Pounds	569,427	U.S. Dollars	737,924	MSCS	(2,772)
12/16/20	Chinese Offshore Yuan	7,649,791	U.S. Dollars	1,124,354	MSCS	(2,857)
10/09/20	U.S. Dollars	224,189	Japanese Yen	23,983,498	MSCS	(3,242)
10/22/20	Japanese Yen	129,063,267	U.S. Dollars	1,227,906	SS	(3,846)
12/16/20	Polish Zloty	802,135	Euro	180,011	MSCS	(3,875)
10/22/20	Canadian Dollars	1,851,594	U.S. Dollars	1,394,566	CITI	(3,912)
12/21/20	U.S. Dollars	808,770	Australian Dollars	1,135,063	MSCS	(4,411)
10/22/20	U.S. Dollars	670,669	Canadian Dollars	899,191	SC	(4,676)
10/22/20	U.S. Dollars	1,639,788	Hungarian Forint	510,055,302	CITI	(4,888)
10/22/20	Norwegian Kroner	74,550,349	U.S. Dollars	7,997,673	CITI	(4,920)
10/22/20	U.S. Dollars	2,371,919	Japanese Yen	250,611,068	GSC	(4,923)
12/16/20	U.S. Dollars	680,984	Israeli Shekels	2,347,799	MSCS	(5,205)
12/16/20	Czech Republic Koruna	5,106,890	U.S. Dollars	226,755	MSCS	(5,273)
12/17/20	South African Rand	3,749,934	U.S. Dollars	227,049	MSCS	(5,292)
11/09/20	Taiwan Dollars	12,911,692	U.S. Dollars	454,000	MSCS	(5,436)
12/17/20	U.S. Dollars	453,914	South African Rand	7,773,768	MSCS	(5,797)
10/22/20	U.S. Dollars	1,305,593	Canadian Dollars	1,746,618	GSC	(6,219)
10/22/20	U.S. Dollars	976,604	Swiss Francs	904,750	CITI	(6,318)
10/23/20	Turkish Lira	1,361,349	U.S. Dollars	181,634	MSCS	(6,426)
12/16/20	U.S. Dollars	2,203,422	Japanese Yen	232,820,287	MSCS	(6,621)
12/16/20	Japanese Yen	95,390,860	Euro	776,571	MSCS	(6,660)
12/16/20	U.S. Dollars	1,134,979	Chinese Offshore Yuan	7,787,250	MSCS	(6,672)
12/16/20	Polish Zloty	798,372	U.S. Dollars	213,305	MSCS	(6,714)
12/16/20	Swedish Kronor	5,930,490	Euro	570,137	MSCS	(6,803)
12/16/20	Euro	479,477	Norwegian Kroner	5,318,099	MSCS	(7,092)
11/17/20	U.S. Dollars	534,618	Russian Rubles	42,274,554	MSCS	(7,118)
11/02/20	U.S. Dollars	1,109,816	South Korean Won	1,302,782,133	MSCS	(7,480)
10/22/20	U.S. Dollars	1,238,066	Polish Zloty	4,814,553	SC	(7,544)
10/22/20	New Zealand Dollars	2,883,152	U.S. Dollars	1,915,163	GSC	(7,834)
10/22/20	U.S. Dollars	1,249,517	Canadian Dollars	1,674,812	CITI	(8,364)
10/22/20	Mexican Pesos	26,758,543	U.S. Dollars	1,215,583	SC	(8,678)
10/22/20	U.S. Dollars	1,235,718	Mexican Pesos	27,619,541	CITI	(10,021)
12/16/20	U.S. Dollars	1,116,221	British Pounds	872,395	MSCS	(10,073)
10/22/20	U.S. Dollars	1,889,018	Swedish Kronor	17,004,208	RBC	(10,089)
12/16/20	Swiss Francs	1,004,614	U.S. Dollars	1,103,517	MSCS	(10,125)
12/10/20	Norwegian Kroner	7,293,901	U.S. Dollars	792,473	MSCS	(10,357)
12/07/20	South African Rand	6,373,810	U.S. Dollars	387,996	MSCS	(10,586)
12/16/20	U.S. Dollars	668,536	Australian Dollars	948,461	MSCS	(10,948)
10/01/20	U.S. Dollars	426,016	Australian Dollars	610,743	MSCS	(11,428)
10/22/20	U.S. Dollars	482,398	Swiss Francs	454,784	GSC	(11,679)
11/09/20	Euro	2,974,101	U.S. Dollars	3,501,703	MSCS	(11,765)
12/10/20	Mexican Pesos	9,524,729	U.S. Dollars	439,525	MSCS	(12,328)
12/16/20	U.S. Dollars	1,297,597	Norwegian Kroner	12,223,941	MSCS	(13,230)
10/22/20	U.S. Dollars	1,208,903	Swedish Kronor	10,954,941	JPM	(14,594)
12/16/20	Swedish Kronor	7,805,239	U.S. Dollars	887,266	MSCS	(14,841)
11/09/20	U.S. Dollars	2,150,603	Taiwan Dollars	62,373,184	MSCS	(16,296)
10/22/20	U.S. Dollars	1,128,609	South African Rand	19,232,104	SS	(16,480)
10/22/20	U.S. Dollars	1,148,857	Czech Republic Koruna	26,897,860	SC	(16,699)
10/22/20	Euro	2,683,916	U.S. Dollars	3,165,143	CITI	(16,909)
10/22/20	U.S. Dollars	567,683	South Korean Won	682,482,511	SS	(17,162)
10/22/20	U.S. Dollars	897,297	Mexican Pesos	20,306,049	RBC	(18,578)
10/22/20	Chilean Pesos	998,264,861	U.S. Dollars	1,291,249	SC	(19,436)
10/22/20	Canadian Dollars	3,467,963	U.S. Dollars	2,624,147	GSC	(19,505)
10/22/20	U.S. Dollars	1,309,633	Norwegian Kroner	12,399,339	SC	(19,735)
12/16/20	Euro	2,285,155	U.S. Dollars	2,704,088	MSCS	(19,961)
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/16/20	Canadian Dollars	2,146,449	U.S. Dollars	1,633,320	MSCS	$(20,719)
10/22/20	U.S. Dollars	1,256,488	British Pounds	990,856	SS	(22,216)
10/22/20	Euro	1,632,096	U.S. Dollars	1,937,607	SC	(23,158)
12/16/20	Mexican Pesos	17,588,447	U.S. Dollars	812,892	MSCS	(24,574)
12/10/20	Swedish Kronor	14,285,000	U.S. Dollars	1,621,188	MSCS	(24,720)
10/22/20	Brazilian Reals	2,495,153	U.S. Dollars	470,145	CITI	(26,101)
10/22/20	Polish Zloty	4,814,224	U.S. Dollars	1,272,101	RBC	(26,576)
10/22/20	Euro	2,155,945	U.S. Dollars	2,555,875	GSC	(26,951)
10/05/20	U.S. Dollars	1,166,858	Canadian Dollars	1,590,053	MSCS	(27,299)
10/22/20	Norwegian Kroner	174,301,464	U.S. Dollars	18,716,946	GSC	(29,596)
10/22/20	U.S. Dollars	1,870,812	Canadian Dollars	2,531,613	RBC	(30,577)
10/22/20	U.S. Dollars	1,669,314	Polish Zloty	6,572,869	GSC	(31,203)
10/05/20	Colombian Pesos	2,827,503,486	U.S. Dollars	770,545	MSCS	(31,907)
10/22/20	U.S. Dollars	1,892,112	Mexican Pesos	42,708,195	SS	(34,178)
10/22/20	Turkish Lira	3,309,827	U.S. Dollars	463,984	GSC	(37,891)
12/16/20	Australian Dollars	3,190,726	U.S. Dollars	2,324,248	MSCS	(38,396)
10/22/20	Canadian Dollars	3,131,275	U.S. Dollars	2,390,997	SC	(39,227)
10/22/20	Turkish Lira	3,231,531	U.S. Dollars	455,241	SS	(39,228)
10/22/20	British Pounds	1,070,178	U.S. Dollars	1,421,700	SC	(40,631)
10/28/20	U.S. Dollars	1,809,829	Indian Rupees	136,540,882	MSCS	(40,820)
10/22/20	U.S. Dollars	3,035,462	Czech Republic Koruna	71,049,761	GSC	(43,312)
10/22/20	Swedish Kronor	12,548,701	U.S. Dollars	1,445,537	SC	(44,040)
11/17/20	Russian Rubles	85,102,211	U.S. Dollars	1,135,148	MSCS	(44,591)
10/22/20	Norwegian Kroner	12,354,515	U.S. Dollars	1,373,000	SC	(48,438)
10/22/20	Brazilian Reals	5,155,355	U.S. Dollars	976,948	SC	(59,488)
10/22/20	U.S. Dollars	7,888,502	New Zealand Dollars	12,019,842	SS	(63,137)
10/22/20	U.S. Dollars	2,773,615	Euro	2,426,860	RBC	(73,092)
10/22/20	U.S. Dollars	4,922,935	Japanese Yen	526,901,776	JPM	(74,299)
10/22/20	U.S. Dollars	4,397,981	Australian Dollars	6,254,519	SS	(82,047)
10/22/20	U.S. Dollars	2,798,933	South Korean Won	3,368,571,519	GSC	(87,721)
10/22/20	U.S. Dollars	8,048,057	Swedish Kronor	72,956,843	SC	(100,096)
10/22/20	U.S. Dollars	4,618,389	Swiss Francs	4,354,462	JPM	(112,302)
10/22/20	U.S. Dollars	4,570,131	Swiss Francs	4,311,169	RBC	(113,527)
10/22/20	Brazilian Reals	15,263,545	U.S. Dollars	2,841,738	GSC	(125,400)
12/16/20	Norwegian Kroner	29,840,566	U.S. Dollars	3,327,211	MSCS	(127,276)
10/22/20	U.S. Dollars	5,598,180	British Pounds	4,444,010	CITI	(136,833)
10/22/20	U.S. Dollars	9,101,990	Canadian Dollars	12,315,693	JPM	(147,813)
10/22/20	U.S. Dollars	9,880,431	Japanese Yen	1,057,675,428	RBC	(150,760)
10/22/20	U.S. Dollars	7,341,465	Australian Dollars	10,494,546	GSC	(175,639)
10/22/20	U.S. Dollars	8,267,793	Swiss Francs	7,795,958	SC	(201,743)
10/22/20	U.S. Dollars	9,345,731	Euro	8,144,961	CITI	(208,309)
10/22/20	U.S. Dollars	17,834,922	New Zealand Dollars	27,274,694	SC	(208,452)
10/22/20	U.S. Dollars	8,211,066	Australian Dollars	11,772,729	CITI	(221,582)
10/22/20	U.S. Dollars	9,545,713	Australian Dollars	13,663,239	RBC	(241,083)
10/22/20	U.S. Dollars	11,854,699	Swiss Francs	11,137,452	SS	(245,039)
10/22/20	U.S. Dollars	12,279,082	Australian Dollars	17,570,903	SC	(306,721)
10/22/20	U.S. Dollars	14,998,840	Euro	13,101,296	GSC	(368,982)
10/22/20	U.S. Dollars	16,405,726	British Pounds	13,054,847	RBC	(441,607)
10/22/20	U.S. Dollars	20,334,732	Euro	17,748,260	SS	(483,979)
Subtotal Depreciation						$(5,915,722)
Total Forward Foreign Currency Contracts outstanding at September 30, 2020						$351,418

See Notes to Schedules of Investments.

Swap Agreements outstanding at September 30, 2020:
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month KLIBOR (Quarterly)	2.25% (Quarterly)	6/17/2022	BOA	MYR	36,400,000	$57,901	$25,056	$32,845
3-Month KLIBOR (Quarterly)	2.25% (Quarterly)	6/17/2022	CITI	MYR	5,180,000	8,239	3,058	5,181
3-Month KLIBOR (Quarterly)	2.25% (Quarterly)	6/17/2022	BNP	MYR	4,640,000	7,380	2,646	4,734
3-Month TELBOR (Quarterly)	1.41% (Annually)	12/18/2029	DEUT	ILS	3,165,000	75,965	—	75,965
3-Month TELBOR (Quarterly)	1.02% (Annually)	3/18/2030	BOA	ILS	1,575,000	19,023	219	18,804
Subtotal Appreciation						$168,508	$30,979	$137,529
3-Month KLIBOR (Quarterly)	1.75% (Quarterly)	9/16/2022	BNP	MYR	2,220,000	$(1,256)	$(139)	$(1,117)
3-Month KLIBOR (Quarterly)	1.75% (Quarterly)	9/16/2022	BOA	MYR	1,080,000	(611)	(50)	(561)
Subtotal Depreciation						$(1,867)	$(189)	$(1,678)
Net Interest Rate Swaps outstanding at September 30, 2020						$166,641	$30,790	$135,851

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
6-Month EURIBOR (Semiannually)	(0.50)% (Annually)	12/16/2022	EUR	9,650,000	$(3,604)	$(13,081)	$9,477
0.75% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2023	USD	34,630,000	(513,376)	(524,332)	10,956
3-Month CDOR (Semiannually)	1.25% (Semiannually)	12/16/2023	CAD	46,050,000	647,235	635,943	11,292
3-Month CDOR (Semiannually)	0.84% (Semiannually)	6/24/2024	CAD	78,710,000	63,574	32,000	31,574
1-Month LIBOR + 0.09% (Quarterly)	3-Month LIBOR (Quarterly)	7/25/2024	USD	40,700,000	25,299	651	24,648
6-Month ASX BBSW (Semiannually)	0.55% (Semiannually)	5/16/2025	AUD	25,270,000	106,668	(14,245)	120,913
1-Day CLP-TNA (Semiannually)	1.50% (Semiannually)	12/16/2025	CLP	3,398,950,000	27,265	6,035	21,230
6-Month NIBOR (Semiannually)	0.75% (Annually)	12/16/2025	NOK	161,740,000	110,043	65,248	44,795
6-Month WIBOR (Semiannually)	0.75% (Annually)	12/16/2025	PLN	8,550,000	23,440	(1,832)	25,272
6-Month ASX BBSW (Semiannually)	0.96% (Semiannually)	4/21/2027	AUD	9,040,000	76,703	1,583	75,120
6-Month LIBOR (Semiannually)	(0.50)% (Annually)	12/16/2027	CHF	9,930,000	(17,811)	(44,214)	26,403
6-Month ASX BBSW (Semiannually)	0.92% (Semiannually)	9/4/2028	AUD	10,140,000	24,578	(2,474)	27,052
6-Month EURIBOR (Semiannually)	0.05% (Annually)	5/21/2030	EUR	14,460,000	106,279	36,812	69,467
1.14% (Semiannually)	3-Month CDOR (Semiannually)	6/24/2030	CAD	16,250,000	18,547	(16,791)	35,338
6-Month WIBOR (Semiannually)	1.55% (Annually)	9/17/2030	PLN	2,230,000	5,646	—	5,646
1.00% (Semiannually)	3-Month LIBOR (Quarterly)	12/16/2030	USD	350,000	(9,331)	(9,418)	87
3-Month New Zealand BBR FRA (Quarterly)	0.50% (Semiannually)	12/16/2030	NZD	840,000	(1,424)	(2,906)	1,482
6-Month ASX BBSW (Semiannually)	1.00% (Semiannually)	12/16/2030	AUD	4,180,000	54,449	42,624	11,825
6-Month LIBOR (Semiannually)	(0.25)% (Annually)	12/16/2030	CHF	6,920,000	64,219	37,982	26,237
1.16% (Semiannually)	3-Month LIBOR (Quarterly)	5/21/2035	USD	16,770,000	189,063	37,807	151,256
1.36%(Semiannually)	6-Month ASX BBSW (Semiannually)	4/21/2040	AUD	2,620,000	43,985	(1,185)	45,170
0.86% (Semiannually)	3-Month LIBOR (Quarterly)	4/9/2045	USD	4,070,000	76,937	—	76,937
3-Month CDOR (Semiannually)	1.75% (Semiannually)	6/17/2050	CAD	670,000	38,254	37,360	894
0.50% (Annually)	6-Month EURIBOR (Semiannually)	6/20/2050	EUR	1,910,000	(133,101)	(135,484)	2,383
Subtotal Appreciation					$1,023,537	$168,083	$855,454
0.25% (Annually)	3-Month WIBOR (Quarterly)	12/16/2021	PLN	42,620,000	$(8,343)	$(2,188)	$(6,155)
1-Day MIBOR (Semiannually)	3.75% (Semiannually)	9/16/2022	INR	556,090,000	(26,623)	(2,024)	(24,599)
28-Day Mexico Interbank TIIE (Lunar)	4.50% (Lunar)	12/14/2022	MXN	94,770,000	(5,161)	1,943	(7,104)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	4.93% (Upon termination)	1/2/2024	BRL	10,103,658	(22,646)	1,911	(24,557)
3-Month CDOR (Semiannually)	0.81% (Semiannually)	9/30/2024	CAD	13,050,000	1,084	1,084	—
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	6.26% (Upon termination)	1/2/2025	BRL	3,857,686	15,319	16,586	(1,267)
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
(0.31)% (Annually)	6-Month EURIBOR (Semiannually)	5/18/2025	EUR	19,010,000	$(71,389)	$13,551	$(84,940)
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	(188)	(174)	(14)
1.25% (Semiannually)	6-Month THBFIX (Semiannually)	6/17/2025	THB	20,000	(17)	—	(17)
7-Day CFETS Repo Rate (Quarterly)	2.50% (Quarterly)	6/17/2025	CNY	35,090,000	(32,227)	78,637	(110,864)
28-Day Mexico Interbank TIIE (Lunar)	5.10% (Lunar)	12/10/2025	MXN	122,340,000	(9,663)	—	(9,663)
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2025	EUR	27,290,000	(273,666)	(253,548)	(20,118)
0.50% (Semiannually)	6-Month LIBOR (Semiannually)	12/16/2025	GBP	3,390,000	(62,746)	(62,326)	(420)
1-Day MIBOR (Semiannually)	4.50% (Semiannually)	12/16/2025	INR	97,930,000	(2,786)	5,255	(8,041)
3-Month STIBOR (Quarterly)	0.00% (Annually)	12/16/2025	SEK	89,670,000	(37,953)	(33,815)	(4,138)
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2027	EUR	8,980,000	(71,589)	(54,160)	(17,429)
1.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	3/19/2030	NZD	2,320,000	(72,059)	(64,708)	(7,351)
3-Month LIBOR (Quarterly)	0.98% (Semiannually)	5/21/2030	USD	15,550,000	(33,464)	(15,885)	(17,579)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	218	307	(89)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	6/18/2030	EUR	4,690,000	(89,611)	(45,745)	(43,866)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/18/2030	USD	6,030,000	210,154	220,599	(10,445)
0.00% (Annually)	6-Month EURIBOR (Semiannually)	9/8/2030	EUR	7,170,000	(18,551)	2,266	(20,817)
(0.25)% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2030	EUR	10,670,000	44,383	84,206	(39,823)
0.26% (Annually)	6-Month EURIBOR (Semiannually)	5/21/2040	EUR	6,890,000	14,844	19,163	(4,319)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	251	512	(261)
0.75% (Annually)	6-Month EURIBOR (Semiannually)	6/19/2040	EUR	2,220,000	(127,304)	(112,029)	(15,275)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/19/2040	USD	2,080,000	63,206	81,988	(18,782)
3-Month LIBOR (Quarterly)	0.85% (Semiannually)	4/10/2050	USD	4,100,000	(61,163)	—	(61,163)
3-Month LIBOR (Quarterly)	1.75% (Semiannually)	6/20/2050	USD	1,450,000	54,787	63,606	(8,819)
0.25% (Annually)	6-Month EURIBOR (Semiannually)	12/16/2050	EUR	370,000	(34,944)	(26,836)	(8,108)
Subtotal Depreciation					$(657,847)	$(81,824)	$(576,023)
Net Centrally Cleared Interest Rate Swaps outstanding at September 30, 2020					$365,690	$86,259	$279,431

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
COLTES Government Bond Index	Financing Index: DEUTGB2L+ 6.25% (Annually)	11/4/2020	DEUT	COP	1,850,758,250,000	$16,363	$—	$16,363
COLTES Government Bond Index	Financing Index: DEUTGB2L+ 7.50% (Annually)	11/4/2020	DEUT	COP	531,363,250,000	5,146	—	5,146
Faurecia	Financing Index: 1-Month EURIBOR - 0.45% (Monthly)	11/5/2020	CITI	EUR	80,006	16,379	—	16,379
Peugeot Citroen SA	Financing Index: 1-Month EURIBOR - 0.45% (Monthly)	11/5/2020	CITI	EUR	410,921	103,825	—	103,825
Worldline SA	Financing Index: 1-Month EURIBOR - 0.45% (Monthly)	11/5/2020	CITI	EUR	1,014,286	51,681	—	51,681
Subtotal Appreciation						$193,394	$ —	$193,394

See Notes to Schedules of Investments.

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: 1-Month EURIBOR - 0.45% (Monthly)	Ingenico Group	11/5/2020	CITI	EUR	1,206,444	$(31,561)	$—	$(31,561)
Subtotal Depreciation						$(31,561)	$ —	$(31,561)
Net Total Return Swaps outstanding at September 30, 2020						$161,833	$ —	$161,833
VALUATION HIERARCHY
The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$14,484,911	$—	$13,874,921	$609,990
Certificates Of Deposit	1,105,718	—	1,105,718	—
Common Stocks	33,040,254	33,040,254	—	—
Corporate Bonds	85,651,026	—	85,651,026	—
Foreign Bonds	19,991,342	—	19,991,342	—
Foreign Common Stocks:
Netherlands	2,358,549	2,043,255	315,294	—
Other^^	3,360,622	3,360,622	—	—
Total Foreign Common Stocks	5,719,171	5,403,877	315,294	—
Foreign Preferred Stock	202,909	—	202,909	—
Loan Agreements	6,081,363	—	6,081,363	—
Money Market Funds	119,407,917	119,407,917	—	—
Mortgage-Backed Securities	30,646,071	—	30,646,071	—
Mutual Funds	2,111,110	699,441	—	1,411,669
Purchased Options:
Call Options	19,216	19,216	—	—
Put Options	229,148	229,148	—	—
Total Purchased Options	248,364	248,364	—	—
Rights	7,010	—	—	7,010
U.S. Treasury Obligations	64,542,468	—	64,542,468	—
Warrants	7,732	7,732	—	—
Total Assets - Investments in Securities	$383,247,366	$158,807,585	$222,411,112	$2,028,669
Other Financial Instruments***
Forward Foreign Currency Contracts	$6,267,140	$—	$6,267,140	$—
Futures Contracts	2,923	2,923	—	—
Swap Agreements	1,186,377	—	1,186,377	—
Total Assets - Other Financial Instruments	$7,456,440	$2,923	$7,453,517	$ —
See Notes to Schedules of Investments.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(13,761,361)	$(13,761,361)	$—	$—
Foreign Common Stocks Sold Short	(2,330,321)	(2,330,321)	—	—
Mutual Funds Sold Short	(10,785,640)	(10,785,640)	—	—
Written Options:
Call Options	(237,055)	(237,055)	—	—
Call Swaptions	(9,210)	(9,210)	—	—
Put Options	(240,110)	(240,110)	—	—
Put Swaptions	(113,152)	(113,152)	—	—
Total Written Options	(599,527)	(599,527)	—	—
Total Liabilities - Investments in Securities	$(27,476,849)	$(27,476,849)	$ —	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(5,915,722)	$—	$(5,915,722)	$—
Futures Contracts	(19,394)	(19,394)	—	—
Swap Agreements	(609,262)	—	(609,262)	—
Total Liabilities - Other Financial Instruments	$(6,544,378)	$(19,394)	$(6,524,984)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forwards Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended September 30, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2020.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
1.  VALUATION OF SECURITIES
Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds” or the “Trust”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The Valuation Committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees (the “Board”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.
Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value.
Investments in open-end mutual funds, including the Guidestone Select Funds, the Northern Institutional Liquid Assets Portfolio and the Northern Institutional U.S. Governmental Portfolio are valued at their closing net asset value (“NAV”) each business day.
Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
The Target Date and Target Risk Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
a. Fixed Income Securities
The Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, and Global Bond Fund (the "Fixed Income Funds") and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
b. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
c. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund, and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense.
d. REITs
The Fixed Income Funds, Global Real Estate Securities Fund (the "Real Assets Fund") and Defensive Market Strategies® Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, and Emerging Markets Equity Fund (the "Equity Funds") may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
e. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
f. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At September 30, 2020, the values of securities sold short in the International Equity Fund and Strategic Alternatives Fund amounted to $9,211,156 and $26,877,322, respectively.
g. Security Transactions
Security transactions are accounted for on the date securities are purchased or sold (the trade date).
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Foreign Currency Options and Futures — The Fixed Income Funds, Strategic Alternatives Fund and Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.
Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts. The Funds bear the market risk arising from any change in index values or interest rates.
Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.
Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gains or losses.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2020, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.
Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.
Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.
	Asset Derivative Value
Fund	Total Value at 9/30/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$2,515	$122	$—	$—	$2,393

	Asset Derivative Value
Fund	Total Value at 9/30/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2045
Futures	$5,539	$92	$—	$—	$5,447
MyDestination 2055
Futures	$6,998	$—	$—	$—	$6,998
Balanced Allocation
Futures	$63,448	$—	$—	$—	$63,448
Growth Allocation
Futures	$44,679	$—	$—	$—	$44,679
Low-Duration Bond
Forwards	$1,201,751	$—	$1,201,751	$—	$—
Futures	312,915	312,915	—	—	—
Swaps	628,830	2,532	—	626,298	—
Totals	$2,143,496	$315,447	$1,201,751	$626,298	$—
Medium-Duration Bond
Forwards	$1,688,329	$—	$1,688,329	$—	$—
Futures	2,508,002	2,508,002	—	—	—
Purchased Options	288,739	288,739	—	—	—
Swaps	2,637,275	2,237,364	—	399,911	—
Totals	$7,122,345	$5,034,105	$1,688,329	$399,911	$—
Global Bond
Forwards	$4,250,982	$—	$4,250,982	$—	$—
Futures	227,771	227,771	—	—	—
Purchased Options	391	—	391	—	—
Totals	$4,479,144	$227,771	$4,251,373	$—	$—
Defensive Market Strategies®
Forwards	$66,282	$—	$66,282	$—	$—
Equity Index
Futures	$1,270,669	$—	$—	$—	$1,270,669
Value Equity
Forwards	$67,353	$—	$67,353	$—	$—
Futures	198,931	—	—	—	198,931
Totals	$266,284	$—	$67,353	$—	$198,931
Growth Equity
Futures	$318,081	$—	$—	$—	$318,081
Small Cap Equity
Futures	$139,292	$—	$—	$—	$139,292

	Asset Derivative Value
Fund	Total Value at 9/30/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$3,143,548	$—	$3,143,548	$—	$—
Futures	1,597,503	—	—	—	1,597,503
Swaps	688,423	—	—	—	688,423
Totals	$5,429,474	$—	$3,143,548	$—	$2,285,926
Emerging Markets Equity
Forwards	$1,753,301	$—	$1,753,301	$—	$—
Futures	470,980	—	—	—	470,980
Swaps	416,385	—	—	—	416,385
Totals	$2,640,666	$—	$1,753,301	$—	$887,365
Global Real Estate Securities
Forwards	$1	$—	$1	$—	$—
Futures	35,700	—	—	—	35,700
Totals	$35,701	$—	$1	$—	$35,700
Strategic Alternatives
Forwards	$6,267,140	$—	$6,267,140	$—	$—
Futures	2,923	2,923	—	—	—
Purchased Options	248,364	—	—	—	248,364
Swaps	1,186,377	992,983	—	—	193,394
Totals	$7,704,804	$995,906	$6,267,140	$—	$441,758

	Liabilities Derivative Value
Fund	Total Value at 9/30/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2035
Futures	$7,589	$—	$—	$—	$7,589
MyDestination 2045
Futures	$15,868	$—	$—	$—	$15,868
MyDestination 2055
Futures	$2,097	$—	$—	$—	$2,097
Balanced Allocation
Futures	$2,240	$2,240	$—	$—	$—
Growth Allocation
Futures	$5	$5	$—	$—	$—
Low-Duration Bond
Forwards	$73,367	$—	$73,367	$—	$—
Futures	192,459	192,459	—	—	—
Written Options	36,885	30,015	—	6,870	—
Swaps	1,660,025	1,654,524	—	5,501	—
Totals	$1,962,736	$1,876,998	$73,367	$12,371	$—

	Liabilities Derivative Value
Fund	Total Value at 9/30/20	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$1,453,686	$—	$1,453,686	$—	$—
Futures	1,752,946	1,752,946	—	—	—
Written Options	552,183	552,183	—	—	—
Swaps	3,066,862	2,682,413	—	384,449	—
Totals	$6,825,677	$4,987,542	$1,453,686	$384,449	$—
Global Bond
Forwards	$4,575,685	$—	$4,575,685	$—	$—
Futures	266,761	266,761	—	—	—
Swaps	2,268,749	—	—	2,268,749	—
Totals	$7,111,195	$266,761	$4,575,685	$2,268,749	$—
Defensive Market Strategies®
Forwards	$51,395	$—	$51,395	$—	$—
Futures	168,902	—	—	—	168,902
Written Options	971,449	—	—	—	971,449
Totals	$1,191,746	$—	$51,395	$—	$1,140,351
Value Equity
Forwards	$30,044	$—	$30,044	$—	$—
International Equity Index
Futures	$738,528	$—	$—	$—	$738,528
International Equity
Forwards	$4,071,806	$—	$4,071,806	$—	$—
Futures	1,482,347	—	—	—	1,482,347
Swaps	1,787,661	—	—	—	1,787,661
Totals	$7,341,814	$—	$4,071,806	$—	$3,270,008
Emerging Markets Equity
Forwards	$1,425,480	$—	$1,425,480	$—	$—
Futures	244,942	—	—	—	244,942
Swaps	128,504	—	—	—	128,504
Totals	$1,798,926	$—	$1,425,480	$—	$373,446
Strategic Alternatives
Forwards	$5,915,722	$—	$5,915,722	$—	$—
Futures	19,394	19,394	—	—	—
Written Options	599,527	122,362	—	—	477,165
Swaps	609,262	577,701	—	—	31,561
Totals	$7,143,905	$719,457	$5,915,722	$—	$508,726

Volume of Derivative Transactions
The table below summarizes the average balance of derivative holdings by Fund during the period ended September 30, 2020. The average balance of derivatives held is indicative of the trading volume of each Fund.
	Long Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	$ —	$7,665,850	$ —	$ —
MyDestination 2025	—	19,213,976	—	—
MyDestination 2035	—	7,283,113	—	—
MyDestination 2045	—	5,359,165	—	—
MyDestination 2055	—	2,572,296	—	—
Conservative Allocation	—	9,188,985	—	—
Balanced Allocation	—	15,775,047	—	—
Growth Allocation	—	10,897,810	—	—
Aggressive Allocation	—	19,477,770	—	—
Low-Duration Bond	89,783,321	391,641,904	—	35,825,000
Medium-Duration Bond	143,291,573	782,050,882	454,193	347,700,412
Global Bond	212,798,386	148,373,393	38,130	14,796,420
Defensive Market Strategies®	26,499,554	—	—	—
Equity Index	—	76,302,323	—	—
Value Equity	41,057,509	23,214,082	—	—
Growth Equity	—	26,476,707	—	—
Small Cap Equity	—	11,622,393	—	—
International Equity Index	—	34,258,961	—	—
International Equity	140,937,828	86,633,581	—	28,170,915
Emerging Markets Equity	118,893,878	36,969,124	—	27,516,136
Global Real Estate Securities	107,733	4,312,040	—	—
Strategic Alternatives	411,798,363	26,744,486	81,927	344,584,345

	Short Derivative Volume
Fund	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	$ 23,021,489	$ 102,079,662	$ 49,172	$ 42,992,605
Medium-Duration Bond	72,460,277	403,032,098	1,446,815	244,206,670
Global Bond	194,813,480	89,746,024	—	27,996,943
Defensive Market Strategies®	1,348,700	23,720,813	2,619,698	—
Value Equity	1,551,698	—	—	—
International Equity	181,274,140	27,258,894	—	21,601,144
Emerging Markets Equity	130,426,831	11,407,932	—	5,592,990
Strategic Alternatives	416,512,867	48,346,003	1,135,876	219,869,614
3.  SECURITIES LENDING
Through an agreement with Northern Trust (the Funds’ custodian, administrator and fund accountant) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis and the market value of the securities loaned is determined at the close of each business day. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, as such, this amount is not presented on the Funds’ Schedules of Investments.
Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At September 30, 2020, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$59,065,439	$50,690,203	$9,618,428	$60,308,631
Medium-Duration Bond	118,039,703	108,272,365	12,211,608	120,483,973
Extended-Duration Bond	35,830,731	33,925,493	2,633,930	36,559,423
Global Bond	61,566,239	47,821,091	15,177,328	62,998,419
Defensive Market Strategies®	37,620,049	27,802,804	10,655,362	38,458,166
Equity Index	54,946,635	53,642,740	2,447,209	56,089,949
Value Equity	7,740,368	5,253,113	2,656,116	7,909,229
Growth Equity	139,171,422	139,657,560	2,386,744	142,044,304
Small Cap Equity	52,874,218	41,683,769	12,442,790	54,126,559
International Equity Index	22,654,400	14,992,470	9,002,111	23,994,581
International Equity	13,812,845	11,697,721	2,617,515	14,315,236
Emerging Markets Equity	8,999,550	7,773,211	1,846,734	9,619,945
Global Real Estate Securities	9,377,194	9,044,518	688,127	9,732,645
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan resulting in a net amount of $0. Refer to the Fund’s Schedule of Investments for details on the securities out on loan.
4.  MARKET AND CREDIT RISK
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds' operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
Brexit Risks — Each Fund may face potential risks associated with the United Kingdom’s decision to leave the European Union (the “EU”). In June 2016, the United Kingdom approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British Pound, short-term declines in global stock markets, and heightened risk of continued worldwide economic volatility. The United Kingdom officially left the EU on January 31, 2020, with a transitional period set to end on December 31, 2020. Brexit created and may continue to create an uncertain political and economic environment in the United Kingdom and other EU countries. This long-term uncertainty may affect other countries in the EU and elsewhere. Further, the UK’s departure from the EU may cause volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.
LIBOR Risks — The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.
5.  RECENT PRONOUNCEMENTS
In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” (“ASU 2018-13”), which amends the fair value measurement disclosure requirements of the Accounting Standards Codification 820 (“ASC 820”). The amendments of ASU 2018-13 include new, eliminated, and modified disclosure requirements of the ASC 820. In addition, the amendments clarify that materiality is an appropriate consideration of entities when evaluating disclosure requirements. Management adopted ASU 2018-13 as of the period ended December 31, 2019.
6.  REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

7.  SUBSEQUENT EVENTS
The recent outbreak of the novel coronavirus, first detected in December 2019, rapidly became a pandemic and has resulted in disruptions to the economies of many nations, individual companies and the markets in general, the impact of which cannot necessarily be foreseen at the present time. This has created closed borders, quarantines, supply chain disruptions and general anxiety, negatively impacting global markets in an unforeseeable manner. The impact of the novel coronavirus and other such future infectious diseases in certain regions or countries may be greater or less due to the nature or level of their public health response or due to other factors. Health crises caused by the recent coronavirus outbreak or future infectious diseases may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of such health crises may be quick, severe and of unknowable duration. This pandemic and other epidemics and pandemics that may arise in the future could result in continued volatility in the financial markets and lead to increased levels of Fund redemptions, which could have a negative impact on the Funds and could adversely affect a Fund’s performance.

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